UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street; Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: April 30, 2006

Date of reporting period: October 31, 2005

Item 1. Reports to Stockholders.

Fund Performance Overview

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Basic Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Basic Materials Index (the “Index”). The Index measures the performance of the basic materials sector of the U.S. equity market, and includes companies in the following sectors: chemicals, forestry and paper, industrial materials (such as steel, metals and coal) and mining. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 2.54%, while the Index returned 2.83%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.30%	5.37%	5.92%	8.69%	8.70%	9.30%	7.25%	7.25%	7.84%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.30%	5.37%	5.92%	51.69%	51.73%	55.99%	45.84%	45.85%	50.20%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Chemicals	51.98%
Mining	17.32
Forest Products & Paper	9.17
Coal	6.39
Iron & Steel	6.23
Agriculture	4.58
Household Products & Wares	2.04
Metal Fabricate & Hardware	0.90
Manufacturing	0.81
Energy - Alternate Sources	0.36
Biotechnology	0.13
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Dow Chemical Co. (The)	11.91%
Du Pont (E.I.) de Nemours and Co.	11.31
Alcoa Inc.	5.77
Newmont Mining Corp.	4.76
Monsanto Co.	4.58
Praxair Inc.	4.38
Weyerhaeuser Co.	4.14
International Paper Co.	3.90
Air Products & Chemicals Inc.	3.32
Phelps Dodge Corp.	3.08

TOTAL	57.15%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Consumer Goods Sector Index Fund (the “Fund”), seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Goods Index (the “Index”). The Index measures the performance of the consumer goods sector of the U.S. equity market and includes companies in the following sectors: automobiles and parts, beverages, food producers, household goods, leisure goods, personal goods and tobacco. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 3.04%, while the Index returned 3.35%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.68%	10.73%	11.36%	5.78%	5.77%	6.48%	6.22%	6.21%	6.92%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.68%	10.73%	11.36%	32.43%	32.41%	36.88%	38.40%	38.37%	43.42%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Beverages	20.83%
Cosmetics & Personal Care	20.32
Agriculture	16.23
Food	11.20
Home Builders	5.29
Apparel	4.49
Household Products & Wares	3.65
Auto Parts & Equipment	2.33
Auto Manufacturers	2.20
Software	2.02
Leisure Time	1.81
Manufacturing	1.33
Home Furnishings	1.32
Hand & Machine Tools	1.07
Other Industries	5.69
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Procter & Gamble Co.	16.26%
Altria Group Inc.	13.03
PepsiCo Inc.	8.34
Coca-Cola Co. (The)	7.94
Anheuser-Busch Companies Inc.	2.69
Colgate-Palmolive Co.	2.33
Kimberly-Clark Corp.	2.29
General Mills Inc.	1.44
Electronic Arts Inc.	1.43
Nike Inc. Class B	1.29

TOTAL	57.04%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Consumer Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Consumer Services Index (the “Index”). The Index measures the performance of the consumer services sector of the U.S. equity market, and includes companies in the following sectors: food and drug retailers, general retailers, media and travel and leisure. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 3.44%, while the Index returned 3.66%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.05%	3.10%	3.45%	0.19%	0.19%	0.72%	(0.36)%	(0.37)%	0.15%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.05%	3.10%	3.45%	0.94%	0.96%	3.65%	(1.95)%	(1.97)%	0.83%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Retail	46.06%
Media	26.53
Commercial Services	4.88
Food	4.06
Internet	3.96
Lodging	3.78
Pharmaceuticals	2.63
Advertising	1.96
Leisure Time	1.79
Entertainment	1.26
Airlines	1.20
Other Industries	1.85
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Wal-Mart Stores Inc.	7.30%
Home Depot Inc.	5.26
Time Warner Inc.	4.69
Walt Disney Co. (The)	2.97
Walgreen Co.	2.77
Target Corp.	2.67
Viacom Inc. Class B	2.57
Lowe’s Companies Inc.	2.54
McDonald’s Corp.	2.39
eBay Inc.	2.35

TOTAL	35.51%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Financial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financials Index (the “Index”). The Index measures the performance of the financial sector of the U.S. equity market and includes companies in the following sectors: banks, non-life insurance, life insurance, real estate, and general finance. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 8.04%, while the Index returned 8.37%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.75%	8.83%	9.42%	4.79%	4.77%	5.43%	7.75%	7.74%	8.40%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.75%	8.83%	9.42%	26.33%	26.22%	30.26%	50.20%	50.10%	55.23%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/31/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Diversified Financial Services	34.28%
Banks	29.09
Insurance	22.41
Real Estate Investment Trusts	8.91
Savings & Loans	3.57
Commercial Services	0.67
Real Estate	0.39
Forest Products & Paper	0.36
Software	0.18
Internet	0.01
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Citigroup Inc.	8.69%
Bank of America Corp.	6.45
American International Group Inc.	5.39
JP Morgan Chase & Co.	4.70
Wells Fargo & Co.	3.72
Wachovia Corp.	2.93
Merrill Lynch & Co. Inc.	2.02
U.S. Bancorp	2.02
American Express Co.	2.01
Morgan Stanley	1.97

TOTAL	39.90%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Industrial Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Industrials Index (the “Index”). The Index measures the performance of the industrials sector of the U.S. equity market and includes companies in the following sectors: construction and materials, aerospace and defense, general industrials, electronic and electrical equipment, industrial engineering and industrial transportation and support services. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 3.75%, while the Index returned 4.07%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.44%	6.46%	7.22%	(0.91)%	(0.92)%	(0.94)%	(0.18)%	(0.19)%	(0.32)%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.44%	6.46%	7.22%	(4.46)%	(4.51)%	(4.61)%	(0.99)%	(1.00)%	(1.73)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/20/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Manufacturing	39.21%
Aerospace & Defense	12.85
Transportation	11.24
Machinery	5.40
Software	5.22
Commercial Services	4.92
Electronics	4.25
Building Materials	2.73
Electrical Components & Equipment	2.63
Environmental Control	1.85
Packaging & Containers	1.51
Auto Manufacturers	1.12
Engineering & Construction	1.05
Other Industries	5.94
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
General Electric Co.	22.85%
3M Co.	3.41
Tyco International Ltd.	3.39
United Technologies Corp.	3.08
Boeing Co. (The)	3.01
United Parcel Service Inc. Class B	2.87
Caterpillar Inc.	2.28
First Data Corp.	2.02
Emerson Electric Co.	1.85
Automatic Data Processing Inc.	1.73

TOTAL	46.49%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Financial Services Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Financial Services Index (the “Index”). The Index measures the performance of the financial services sector of the U.S. equity market and is a subset of the Dow Jones U.S. Financials Index. The Index includes companies in the real estate and general finance sectors. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 5.54%, while the Index returned 5.87%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.12%	5.13%	5.74%	4.68%	4.66%	5.32%	6.59%	6.57%	7.23%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.12%	5.13%	5.74%	25.72%	25.60%	29.58%	41.03%	40.91%	45.69%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Diversified Financial Services	50.03%
Banks	42.53
Savings & Loans	5.22
Commercial Services	0.97
Insurance	0.81
Software	0.27
Internet	0.02
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Citigroup Inc.	12.71%
Bank of America Corp.	9.43
JP Morgan Chase & Co.	6.88
Wells Fargo & Co.	5.43
Wachovia Corp.	4.28
Merrill Lynch & Co. Inc.	2.95
U.S. Bancorp	2.95
American Express Co.	2.93
Morgan Stanley	2.88
Goldman Sachs Group Inc. (The)	2.78

TOTAL	53.22%

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Real Estate Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Real Estate Index (the “Index”). The Index measures the performance of the real estate sector of the U.S. equity market and includes companies in the following sub-sectors: real estate holding and development and real estate investment trusts. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 7.57%, while the Index returned 7.94%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.12%	14.61%	15.50%	18.07%	18.01%	18.84%	17.75%	17.64%	18.37%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.12%	14.61%	15.50%	129.41%	128.91%	137.04%	141.24%	140.06%	148.19%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Real Estate Investment Trusts	91.69%
Real Estate	3.91
Forest Products & Paper	3.83
Diversified Financial Services	0.48
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Simon Property Group Inc.	5.97%
Equity Office Properties Trust	4.69
Equity Residential	4.14
ProLogis	3.78
Vornado Realty Trust	3.76
General Growth Properties Inc.	3.75
Archstone-Smith Trust	3.09
Boston Properties Inc.	2.79
Plum Creek Timber Co. Inc.	2.75
AvalonBay Communities Inc.	2.37

TOTAL	37.09%

FUND PERFORMANCE OVERVIEW	9

Fund Performance Overview

iSHARES® KLD SELECT SOCIALSM INDEX FUND

Performance as of October 31, 2005

The iShares KLD Select SocialSM Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the KLD Select SocialSM Index (the “Index”). The Index is designed to maximize exposure to large-capitalization companies that KLD determines have positive social and environmental characteristics, while maintaining risk and return characteristics similar to the Russell 1000 Index. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 5.18%, while the Index returned 5.34%.

Cumulative Total Returns
Inception to 10/31/05
NAV	MARKET	INDEX
4.06%	4.04%	4.36%

“Cumulative total returns” represent the total change in value of an investment over the period indicated and is calculated from the inception date of the Fund (1/24/05).

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/28/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Financial	25.56%
Consumer Non-Cyclical	20.77
Technology	15.54
Industrial	9.88
Consumer Cyclical	9.08
Communications	8.14
Energy	6.20
Basic Materials	3.05
Utilities	1.71
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Wells Fargo & Co.	4.97%
American Express Co.	4.48
Bristol-Myers Squibb Co.	4.19
Johnson & Johnson	4.11
Microsoft Corp.	3.64
General Mills Inc.	3.27
Intel Corp.	2.67
3M Co.	2.17
Nike Inc. Class B	2.09
General Electric Co.	2.04

TOTAL	33.63%

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

Performance as of October 31, 2005

The iShares Cohen & Steers Realty Majors Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Realty Majors Index (the “Index”). The Index consists of selected real estate investment trusts (“REITs”). The objective of the Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 9.97%, while the Index returned 10.30%.

Average Annual Total Returns
Year Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.94%	18.97%	19.89%	19.13%	19.14%	19.69%

Cumulative Total Returns
Inception to 10/31/05
NAV	MARKET	INDEX
129.93%	130.01%	135.29%

Total returns for the periods since inception are calculated from the inception date of the Fund (1/29/01). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Real Estate Investment Trusts	99.93%
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Simon Property Group Inc.	8.06%
Equity Office Properties Trust	7.47
Vornado Realty Trust	6.73
Equity Residential	6.32
General Growth Properties Inc.	5.82
ProLogis	5.66
Public Storage Inc.	5.41
Boston Properties Inc.	4.88
Archstone-Smith Trust	4.75
Kimco Realty Corp.	4.35

TOTAL	59.45%

FUND PERFORMANCE OVERVIEW	11

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (May 1, 2005)	Ending Account Value (October 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (May 1 to October 31, 2005)
Dow Jones U.S. Basic Materials Sector
Actual	$1,000.00	$1,025.40	0.60%	$3.06
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Consumer Goods Sector
Actual	1,000.00	1,030.40	0.60	3.07
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Consumer Services Sector
Actual	1,000.00	1,034.40	0.60	3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Financial Sector
Actual	1,000.00	1,080.40	0.60	3.15
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (May 1, 2005)	Ending Account Value (October 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period [a] (May 1 to October 31, 2005)
Dow Jones U.S. Industrial Sector
Actual	$1,000.00	$1,037.50	0.60%	$3.08
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Financial Services
Actual	1,000.00	1,055.40	0.60	3.11
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Real Estate
Actual	1,000.00	1,075.70	0.60	3.14
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
KLD Select Social SM
Actual	1,000.00	1,051.80	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.68	0.50	2.55
Cohen & Steers Realty Majors
Actual	1,000.00	1,099.70	0.35	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.44	0.35	1.79

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.91%

AGRICULTURE – 4.58%
Monsanto Co.	252,896	$15,934,977

		15,934,977
BIOTECHNOLOGY – 0.13%
Cambrex Corp.	23,572	449,754

		449,754
CHEMICALS – 51.98%
Air Products & Chemicals Inc.	201,606	11,539,928
Airgas Inc.	60,810	1,719,099
Albemarle Corp.[1]	35,096	1,231,519
Ashland Inc.	69,064	3,695,615
Cabot Corp.[1]	58,370	1,991,001
Chemtura Corp.	220,524	2,359,607
Cytec Industries Inc.[1]	35,458	1,464,415
Dow Chemical Co. (The)	902,975	41,410,433
Du Pont (E.I.) de Nemours and Co.[1]	943,242	39,323,759
Eastman Chemical Co.	75,189	3,966,972
Ecolab Inc.	175,368	5,801,173
Engelhard Corp.	117,895	3,206,744
Ferro Corp.[1]	39,588	706,250
FMC Corp.[2]	32,508	1,769,736
Fuller (H.B.) Co.[1]	27,041	810,419
Georgia Gulf Corp.[1]	31,286	910,423
Hercules Inc.[2]	95,354	1,062,244
Huntsman Corp.[2]	85,386	1,697,474
International Flavors & Fragrances Inc.	82,275	2,714,252
Lubrizol Corp.	63,660	2,647,619
Lyondell Chemical Co.	212,132	5,685,138
MacDermid Inc.[1]	23,942	670,376
Minerals Technologies Inc.[1]	19,488	1,041,828
Mosaic Co. (The)[1,2]	119,302	1,574,786
Olin Corp.[1]	66,130	1,182,404
OM Group Inc.[1,2]	26,751	427,481
PPG Industries Inc.	163,965	9,832,981
Praxair Inc.	307,967	15,216,649
Rohm & Haas Co.	137,651	5,991,948
RPM International Inc.[1]	109,659	2,041,851
Schulman (A.) Inc.[1]	28,912	590,094
Sensient Technologies Corp.[1]	41,468	733,569
Sigma-Aldrich Corp.[1]	55,918	$3,561,977
Valspar Corp. (The)[1]	89,286	1,968,756
Wellman Inc.	30,548	199,784

		180,748,304
COAL – 6.39%
Arch Coal Inc.	58,263	4,490,329
CONSOL Energy Inc.	85,137	5,184,843
Massey Energy Co.[1]	71,761	2,875,463
Peabody Energy Corp.	123,684	9,667,141

		22,217,776
ENERGY – ALTERNATE SOURCES – 0.36%
Headwaters Inc.[2]	39,160	1,246,854

		1,246,854
FOREST PRODUCTS & PAPER – 9.17%
Bowater Inc.[1]	52,565	1,392,972
Caraustar Industries Inc.[1,2]	27,213	237,569
International Paper Co.	464,176	13,544,656
Neenah Paper Inc.	14,303	415,502
Pope & Talbot Inc.[1]	14,992	131,030
Potlatch Corp.	27,994	1,252,172
Wausau Paper Corp.[1]	45,739	500,842
Weyerhaeuser Co.	227,175	14,389,264

		31,864,007
HOUSEHOLD PRODUCTS & WARES – 2.04%
Avery Dennison Corp.[1]	92,521	5,241,315
Scotts Miracle-Gro Co. (The) Class A1	21,227	1,863,518

		7,104,833
IRON & STEEL – 6.23%
AK Steel Holding Corp.[2]	97,510	681,595
Allegheny Technologies Inc.	73,441	2,108,491
Carpenter Technology Corp.	20,629	1,243,929
Chaparral Steel Co.[2]	21,541	538,094
Cleveland-Cliffs Inc.[1]	20,410	1,664,231
Nucor Corp.	136,386	8,162,702
Reliance Steel & Aluminum Co.[1]	26,754	1,525,513
Ryerson Tull Inc.[1]	21,764	439,415
Steel Dynamics Inc.	42,978	1,331,029
United States Steel Corp.[1]	108,190	3,952,181

		21,647,180

I4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
MANUFACTURING – 0.81%
Harsco Corp.	39,267	$2,522,905
Tredegar Corp.[1]	24,124	303,721

		2,826,626
METAL FABRICATE & HARDWARE – 0.90%
Commercial Metals Co.[1]	55,759	1,772,579
Worthington Industries Inc.[1]	67,307	1,354,217

		3,126,796

MINING – 17.32%
Alcoa Inc.	825,938	20,062,034
Coeur d’Alene Mines Corp.[1,2]	225,172	848,898
Freeport-McMoRan Copper & Gold Inc.	170,013	8,402,042
Meridian Gold Inc.[2]	93,774	1,761,076
Newmont Mining Corp.	388,278	16,540,643
Phelps Dodge Corp.	88,980	10,719,421
RTI International Metals Inc.[1,2]	20,040	671,741
Stillwater Mining Co.[2]	41,275	416,878
USEC Inc.	79,652	796,520

		60,219,253

TOTAL COMMON STOCKS (Cost: $354,988,828)		347,386,360
SHORT-TERM INVESTMENTS – 17.39%
CERTIFICATES OF DEPOSIT[3] – 1.77%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$144,954	144,954
Bank of Nova Scotia
3.79%, 01/03/06	115,963	115,957
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	260,918	260,908
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	434,863	434,862
Credit Suisse New York
3.98%, 07/19/06	724,771	724,771
Dexia Credit Local
4.02%, 08/30/06	144,954	144,930
Fortis Bank NY
3.83% - 3.84%, 01/25/06	434,863	434,864

Security	Principal	Value
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	$753,762	$753,761
HSBC Bank USA N.A.
3.72%, 08/03/06	144,954	144,993
Nordea Bank AB
3.80%, 10/02/06	173,945	173,908
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	434,863	434,800
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	449,358	449,299
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	797,248	797,270
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	231,927	231,927
Unicredito Italiano SpA
3.80%, 06/14/06	376,881	376,799
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	524,734	524,726

		6,148,729

COMMERCIAL PAPER[3] – 4.58%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	289,908	287,997
Amsterdam Funding Corp.
4.05%, 11/01/05	434,863	434,863
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	724,771	723,732
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	1,014,680	1,011,592
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	389,315	387,520
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	362,386	360,947

SCHEDULES OF INVESTMENTS	I5

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
CC USA Inc.
4.23%, 04/21/06	$86,973	$85,225
Chariot Funding LLC
4.00%, 11/23/05	258,914	258,281
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	371,083	369,845
Dorada Finance Inc.
3.76%, 01/26/06	28,991	28,730
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	275,413	274,583
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	440,675	439,072
Ford Credit Auto Receivables
4.00%, 12/12/05	48,226	48,007
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	1,364,506	1,359,694
Galaxy Funding Inc.
4.23%, 04/18/06	83,204	81,561
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	504,058	503,558
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	434,863	432,903
General Electric Co.
3.98%, 12/30/05	144,954	144,009
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	926,052	924,813
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	362,386	361,259
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	695,780	691,072
HSBC PLC
3.88%, 02/03/06	86,973	86,091
Jupiter Securitization Corp.
4.01%, 11/29/05	340,593	339,531
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	$605,909	$602,685
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	231,927	231,283
Nordea North America Inc.
4.16%, 04/04/06	304,404	298,987
Park Avenue Receivables Corp.
4.00%, 11/22/05	451,248	450,195
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	1,127,744	1,124,378
Park Sienna LLC
4.01%, 11/23/05	58,176	58,033
Polonius Inc.
4.01%, 11/23/05	159,450	159,059
Preferred Receivables Funding
4.01%, 11/29/05	78,844	78,598
Ranger Funding Co. LLC
4.03%, 11/30/05	306,854	305,857
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	289,908	286,508
Sedna Finance Inc.
3.92%, 02/21/06	72,477	71,593
Sigma Finance Inc.
4.16%, 04/06/06	173,945	170,809
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	220,330	219,305
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	813,263	811,351
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	62,368	62,216
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	193,789	192,413
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	1,170,995	1,167,281

		15,925,436

I6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[3] – 0.04%
Army & Air Force Exchange Service
3.86%, 11/03/05	$144,954	$144,954

		144,954
MEDIUM-TERM NOTES[3] – 0.16%
Dorada Finance Inc.
3.93%, 07/07/06[4]	89,872	89,866
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	463,854	463,810

		553,676
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	479,147	479,147

		479,147
REPURCHASE AGREEMENTS[3] – 3.38%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,899,410 and an effective yield of 4.03%.[7]	$2,899,085	2,899,085
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,899,410 and an effective yield of 4.03%.[7]	2,899,085	2,899,085
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,769,232 and an effective yield of 4.03%.[7]	3,768,810	3,768,810
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $724,853 and an effective yield of 4.05%.[7]	724,771	724,771
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,449,704 and an effective yield of 4.03%.[7]	1,449,542	1,449,542

		11,741,293

Security	Principal	Value
TIME DEPOSITS[3] – 0.36%
Deutsche Bank
4.03%, 11/01/05	$379,510	$379,510
SunTrust Bank
3.97%, 11/01/05	869,725	869,725

		1,249,235
VARIABLE & FLOATING RATE NOTES[3] – 6.96%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	903,065	903,288
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	1,116,148	1,116,140
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	478,349	478,349
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	159,450	159,551
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	942,203	942,763
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	188,441	188,441
Bank of America N.A.
3.81%, 08/10/06	1,449,542	1,449,542
Bank of Ireland
3.97%, 11/17/06[4]	289,908	289,908
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	721,872	721,831
BMW US Capital LLC
3.94%, 11/15/06[4]	289,908	289,908
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	779,854	779,829
Commodore CDO Ltd.
3.91%, 06/13/06[4]	72,477	72,477
DEPFA Bank PLC
3.88%, 09/15/06	289,908	289,908

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	$460,954	$460,970
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	289,908	289,908
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	289,908	289,906
Fifth Third Bancorp.
3.99%, 09/22/06[4]	579,817	579,817
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	202,936	202,938
General Electric Capital Corp.
4.04%, 10/06/06	130,459	130,570
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	217,431	217,431
Hartford Life Global Funding Trusts
3.96%, 08/15/06	289,908	289,908
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	289,908	289,908
HSBC Bank USA N.A.
4.20%, 05/04/06	101,468	101,510
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	550,826	550,829
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	304,061	304,062
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	1,130,643	1,130,722
Lothian Mortgages PLC
4.02%, 01/24/06[4]	144,954	144,954
Marshall & Ilsley Bank
4.10%, 02/20/06	289,908	290,015
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	866,826	867,417
Mound Financing PLC
3.94%, 11/08/06[4]	579,817	579,817
Natexis Banques Populaires
3.95%, 10/16/06[4]	217,431	217,431
National City Bank (Ohio)
3.83%, 01/06/06	$144,954	$144,946
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	1,072,661	1,072,729
Nordea Bank AB
3.92%, 08/11/06[4]	507,340	507,340
Northern Rock PLC
3.87%, 08/03/06[4]	347,890	347,904
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	788,551	788,551
Principal Life Income Funding Trusts
3.74%, 05/10/06	217,431	217,437
Royal Bank of Scotland
3.80%, 04/05/06	387,753	387,689
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	246,422	246,416
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	1,191,524	1,191,517
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	289,908	289,908
Strips III LLC
4.08%, 07/24/06[4,8]	81,648	81,648
SunTrust Bank
4.19%, 04/28/06	434,863	434,863
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	646,496	646,437
Toyota Motor Credit Corp.
3.95%, 04/10/06	130,459	130,458
Union Hamilton Special Funding LLC
4.00%, 03/28/06	289,908	289,908
US Bank N.A.
4.01%, 09/29/06	130,459	130,428
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	644,941	644,942
Wells Fargo & Co.
3.96%, 09/15/06[4]	144,954	144,966

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. BASIC MATERIALS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	$507,340	$507,309
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	742,166	742,151
Winston Funding Ltd.
4.26%, 01/23/06[4]	206,995	206,995
World Savings Bank
3.89%, 03/09/06	434,863	434,854

		24,209,444

TOTAL SHORT-TERM INVESTMENTS (Cost: $60,451,914)		60,451,914

TOTAL INVESTMENTS IN SECURITIES – 117.30% (Cost: $415,440,742)		407,838,274
Other Assets, Less Liabilities – (17.30)%		(60,137,621)

NET ASSETS – 100.00%		$347,700,653

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.78%

AGRICULTURE – 16.23%
Altria Group Inc.	774,571	$58,131,554
Archer-Daniels-Midland Co.	224,014	5,459,221
Bunge Ltd.	41,310	2,145,641
Loews Corp. - Carolina Group	25,372	1,044,058
Reynolds American Inc.	31,967	2,717,195
Universal Corp.[1]	9,595	359,237
UST Inc.	61,609	2,549,996

		72,406,902
APPAREL – 4.49%
Coach Inc.[2]	143,095	4,604,797
Jones Apparel Group Inc.	45,448	1,239,821
Kellwood Co.[1]	10,324	226,199
Liz Claiborne Inc.[1]	40,608	1,429,402
Nike Inc. Class B	68,291	5,739,859
Phillips-Van Heusen Corp.	13,930	396,308
Polo Ralph Lauren Corp.[1]	22,704	1,117,037
Quiksilver Inc.[1,2]	44,230	509,972
Reebok International Ltd.	18,337	1,046,126
Russell Corp.[1]	10,827	146,489
Stride Rite Corp.	13,737	178,856
Timberland Co. Class A2	20,956	589,911
Tommy Hilfiger Corp.[2]	34,556	556,352
Unifi Inc.[2]	19,210	56,285
VF Corp.	33,249	1,737,260
Wolverine World Wide Inc.[1]	21,224	444,643

		20,019,317
AUTO MANUFACTURERS – 2.20%
Ford Motor Co.[1]	658,520	5,478,886
General Motors Corp.[1]	158,049	4,330,543

		9,809,429
AUTO PARTS & EQUIPMENT – 2.33%
American Axle & Manufacturing
Holdings Inc.[1]	16,637	362,687
ArvinMeritor Inc.	25,663	411,378
BorgWarner Inc.	20,772	1,204,568
Cooper Tire & Rubber Co.	24,074	328,851
Dana Corp.[1]	56,611	425,149
Goodyear Tire & Rubber Co. (The)[1,2]	65,218	1,020,010
Johnson Controls Inc.	71,541	4,868,365
Lear Corp.	25,502	$776,791
Modine Manufacturing Co.[1]	12,469	412,225
Proliance International Inc.[1,2]	6,163	31,739
Superior Industries International Inc.[1]	8,256	168,010
Visteon Corp.[2]	48,775	406,296

		10,416,069
BEVERAGES – 20.83%
Anheuser-Busch Companies Inc.	290,644	11,991,971
Brown-Forman Corp. Class B1	14,832	939,459
Coca-Cola Co. (The)	828,077	35,425,134
Coca-Cola Enterprises Inc.	92,450	1,747,305
Constellation Brands Inc.[2]	71,830	1,690,878
Molson Coors Brewing Co. Class B	26,993	1,665,468
Pepsi Bottling Group Inc.	57,120	1,623,922
PepsiAmericas Inc.	25,883	603,592
PepsiCo Inc.	630,040	37,222,763

		92,910,492
BIOTECHNOLOGY – 0.08%
Martek Biosciences Corp.[1,2]	11,682	360,623

		360,623
COMMERCIAL SERVICES – 0.18%
Weight Watchers International Inc.[1,2]	15,066	792,020

		792,020
COMPUTERS – 0.05%
Lexar Media Inc.[2]	28,583	214,372

		214,372
COSMETICS & PERSONAL CARE – 20.32%
Alberto-Culver Co.[1]	30,599	1,328,303
Avon Products Inc.	176,144	4,754,127
Colgate-Palmolive Co.	196,109	10,385,933
Estee Lauder Companies Inc. Class A1	50,149	1,663,442
Procter & Gamble Co.	1,295,587	72,539,916

		90,671,721
DISTRIBUTION & WHOLESALE – 0.81%
Genuine Parts Co.	65,451	2,904,061
SCP Pool Corp.[1]	19,878	715,012

		3,619,073
ELECTRICAL COMPONENTS & EQUIPMENT– 0.30%
Energizer Holdings Inc.[2]	26,414	1,333,643

		1,333,643

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
ELECTRONICS – 0.52%
Garmin Ltd.[1]	21,661	$1,243,991
Gentex Corp.	58,005	1,091,654

		2,335,645
FOOD – 11.20%
American Italian Pasta Co. Class A1	6,981	45,027
Campbell Soup Co.	95,533	2,780,010
Chiquita Brands International Inc.[1]	14,673	405,122
ConAgra Foods Inc.	197,731	4,601,200
Corn Products International Inc.[1]	27,839	662,847
Dean Foods Co.[1,2]	55,708	2,013,844
Del Monte Foods Co.[2]	74,809	791,479
Dreyer’s Grand Ice Cream Holdings Inc.	10,661	879,213
Flowers Foods Inc.[1]	21,163	620,076
General Mills Inc.	133,139	6,425,288
Hain Celestial Group Inc.[1,2]	11,188	216,152
Heinz (H.J.) Co.	130,993	4,650,251
Hershey Co. (The)	64,365	3,657,863
Hormel Foods Corp.	27,615	878,157
Kellogg Co.	89,476	3,952,155
Kraft Foods Inc.[1]	97,408	2,756,646
McCormick & Co. Inc. NVS	42,182	1,277,693
Ralcorp Holdings Inc.[1,2]	10,999	427,861
Sara Lee Corp.	295,345	5,271,908
Smithfield Foods Inc.[2]	32,396	958,274
Smucker (J.M.) Co. (The)[1]	21,659	990,033
Tootsie Roll Industries Inc.[1]	8,619	261,156
TreeHouse Foods Inc.[2]	11,214	289,770
Tyson Foods Inc. Class A	88,227	1,570,441
Wrigley (William Jr.) Co.	51,573	3,584,323

		49,966,789
FOREST PRODUCTS & PAPER – 0.62%
Georgia-Pacific Corp.	85,209	2,771,849

		2,771,849
HAND & MACHINE TOOLS – 1.07%
Black & Decker Corp.	30,704	2,521,720
Snap-On Inc.	19,718	710,242
Stanley Works (The)	31,720	1,520,340

		4,752,302
HEALTH CARE – PRODUCTS – 0.03%
Oakley Inc.[1]	9,825	$145,410

		145,410
HOME BUILDERS – 5.29%
Beazer Homes USA Inc.[1]	14,641	848,446
Centex Corp.[1]	46,286	2,978,504
Champion Enterprises Inc.[2]	26,808	372,095
Fleetwood Enterprises Inc.[2]	21,153	233,741
Horton (D.R.) Inc.	102,272	3,138,728
Hovnanian Enterprises Inc. Class A1,2	12,806	576,142
KB Home[1]	28,571	1,867,115
Lennar Corp. Class A	45,918	2,552,122
Lennar Corp. Class B1	4,240	218,996
M.D.C. Holdings Inc.	11,287	774,288
Meritage Homes Corp.[1,2]	8,366	520,951
Monaco Coach Corp.[1]	10,400	127,608
NVR Inc.[2]	2,162	1,482,051
Pulte Homes Inc.	79,912	3,019,874
Ryland Group Inc.[1]	17,652	1,187,980
Standard-Pacific Corp.	25,334	977,386
Thor Industries Inc.[1]	14,424	470,655
Toll Brothers Inc.[1,2]	40,587	1,498,066
WCI Communities Inc.[1,2]	14,643	366,368
Winnebago Industries Inc.[1]	12,638	370,546

		23,581,662
HOME FURNISHINGS – 1.32%
Ethan Allen Interiors Inc.[1]	12,714	429,987
Furniture Brands International Inc.[1]	19,205	348,571
Harman International Industries Inc.	24,639	2,460,451
La-Z-Boy Inc.[1]	19,756	233,911
Maytag Corp.	27,286	469,865
Whirlpool Corp.[1]	24,988	1,961,558

		5,904,343
HOUSEHOLD PRODUCTS & WARES – 3.65%
ACCO Brands Corp.[2]	16,088	391,099
Blyth Inc.[1]	11,331	206,677
Church & Dwight Co. Inc.[1]	23,666	829,493
Clorox Co. (The)	57,700	3,122,724
Fossil Inc.[1,2]	14,541	227,712
Kimberly-Clark Corp.[1]	180,079	10,235,690
Spectrum Brands Inc.[2]	13,248	274,234

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Tupperware Corp.[1]	19,336	$443,374
WD-40 Co.[1]	6,067	167,024
Yankee Candle Co. Inc. (The)	17,089	386,382

		16,284,409
HOUSEWARES – 0.53%
Newell Rubbermaid Inc.	102,619	2,359,211

		2,359,211
LEISURE TIME – 1.81%
Brunswick Corp.	36,076	1,375,578
Callaway Golf Co.	24,485	348,911
Harley-Davidson Inc.	109,300	5,413,629
Nautilus Inc.	11,573	209,818
Polaris Industries Inc.	16,110	726,400

		8,074,336
MACHINERY – 0.14%
Briggs & Stratton Corp.	19,390	620,092

		620,092
MANUFACTURING – 1.33%
Actuant Corp. Class A	9,884	481,351
Eastman Kodak Co.[1]	107,183	2,347,308
Lancaster Colony Corp.	10,613	425,475
Leggett & Platt Inc.	71,275	1,428,351
Pentair Inc.[1]	37,869	1,230,364

		5,912,849
OFFICE FURNISHINGS – 0.45%
Herman Miller Inc.[1]	26,473	725,625
HNI Corp.	17,412	851,447
Interface Inc. Class A2	17,101	132,020
Steelcase Inc. Class A	21,756	311,546

		2,020,638
PHARMACEUTICALS – 0.10%
NBTY Inc.[2]	22,791	456,048

		456,048
RETAIL – 0.09%
Kenneth Cole Productions Inc. Class A1	3,527	88,175
Nu Skin Enterprises Inc. Class A1	19,854	334,341

		422,516
SOFTWARE – 2.02%
Activision Inc.[1,2]	99,372	1,567,093
Electronic Arts Inc.[1,2]	111,838	6,361,345

Security	Shares or Principal	Value
Take-Two Interactive Software Inc.[2]	26,267	$542,414
THQ Inc.[1,2]	23,438	543,293

		9,014,145
TEXTILES – 0.88%
Cintas Corp.[1]	51,183	2,076,494
G&K Services Inc. Class A1	7,407	280,651
Mohawk Industries Inc.[1,2]	20,148	1,572,551

		3,929,696
TOYS, GAMES & HOBBIES – 0.91%
Hasbro Inc.	58,943	1,110,486
JAKKS Pacific Inc.[1,2]	9,929	182,495
Marvel Entertainment Inc.[1,2]	27,268	479,917
Mattel Inc.	154,860	2,284,185

		4,057,083

TOTAL COMMON STOCKS (Cost: $441,277,573)		445,162,684

SHORT-TERM INVESTMENTS – 8.44%

CERTIFICATES OF DEPOSIT[3] – 0.85%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$89,778	89,778
Bank of Nova Scotia
3.79%, 01/03/06	71,822	71,818
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	161,600	161,593
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	269,333	269,333
Credit Suisse New York
3.98%, 07/19/06	448,888	448,888
Dexia Credit Local
4.02%, 08/30/06	89,778	89,763
Fortis Bank NY
3.83% - 3.84%, 01/25/06	269,333	269,334
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	466,843	466,843
HSBC Bank USA N.A.
3.72%, 08/03/06	89,778	89,801
Nordea Bank AB
3.80%, 10/02/06	107,733	107,710

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	$269,333	$269,294
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	278,310	278,274
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	493,776	493,790
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	143,644	143,644
Unicredito Italiano SpA
3.80%, 06/14/06	233,422	233,371
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	324,995	324,990

		3,808,224
COMMERCIAL PAPER[3] – 2.21%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	179,555	178,372
Amsterdam Funding Corp.
4.05%, 11/01/05	269,333	269,333
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	448,888	448,245
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	628,443	626,530
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	241,123	240,011
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	224,444	223,553
CC USA Inc.
4.23%, 04/21/06	53,867	52,784
Chariot Funding LLC
4.00%, 11/23/05	160,359	159,967
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	229,830	229,064
Dorada Finance Inc.
3.76%, 01/26/06	$17,956	$17,794
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	170,577	170,064
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	272,933	271,940
Ford Credit Auto Receivables
4.00%, 12/12/05	29,869	29,733
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	845,108	842,119
Galaxy Funding Inc.
4.23%, 04/18/06	51,532	50,515
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	312,189	311,879
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	269,333	268,119
General Electric Co.
3.98%, 12/30/05	89,778	89,192
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	573,551	572,784
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	224,444	223,746
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	430,932	428,016
HSBC PLC
3.88%, 02/03/06	53,867	53,321
Jupiter Securitization Corp.
4.01%, 11/29/05	210,947	210,289
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	375,270	373,274
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	143,644	143,245

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Nordea North America Inc.
4.16%, 04/04/06	$188,533	$185,178
Park Avenue Receivables Corp.
4.00%, 11/22/05	279,481	278,829
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	698,469	696,385
Park Sienna LLC
4.01%, 11/23/05	36,031	35,943
Polonius Inc.
4.01%, 11/23/05	98,755	98,513
Preferred Receivables Funding
4.01%, 11/29/05	48,832	48,679
Ranger Funding Co. LLC
4.03%, 11/30/05	190,050	189,433
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	179,555	177,449
Sedna Finance Inc.
3.92%, 02/21/06	44,889	44,341
Sigma Finance Inc.
4.16%, 04/06/06	107,733	105,791
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	136,462	135,826
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	503,695	502,511
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	38,628	38,533
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	120,024	119,171
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	725,257	722,956

		9,863,427
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	89,778	89,778

		89,778

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$55,662	$55,658
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	287,288	287,261

		342,919
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	528,983	528,983

		528,983
REPURCHASE AGREEMENTS[3] – 1.63%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $ 1,795,751 and an effective yield of 4.03%.[7]	$1,795,550	1,795,550
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,795,751 and an effective yield of 4.03%.[7]	1,795,550	1,795,550
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,334,476 and an effective yield of 4.03%.[7]	2,334,215	2,334,215
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $448,938 and an effective yield of 4.05%.[7]	448,888	448,888
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $897,876 and an effective yield of 4.03%.[7]	897,775	897,775

		7,271,978

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 0.17%
Deutsche Bank
4.03%, 11/01/05	$235,050	$235,050
SunTrust Bank
3.97%, 11/01/05	538,665	538,665

		773,715
VARIABLE & FLOATING RATE NOTES[3] – 3.36%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	559,314	559,451
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	691,287	691,283
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	296,266	296,266
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	98,755	98,818
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	583,554	583,901
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	116,711	116,711
Bank of America N.A.
3.81%, 08/10/06	897,775	897,775
Bank of Ireland
3.97%, 11/17/06[4]	179,555	179,555
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	447,092	447,066
BMW US Capital LLC
3.94%, 11/15/06[4]	179,555	179,555
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	483,003	482,989
Commodore CDO Ltd.
3.91%, 06/13/06[4]	44,889	44,889
DEPFA Bank PLC
3.88%, 09/15/06	179,555	179,555
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	$285,492	$285,503
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	179,555	179,555
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	179,555	179,554
Fifth Third Bancorp.
3.99%, 09/22/06[4]	359,110	359,110
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	125,689	125,690
General Electric Capital Corp.
4.04%, 10/06/06	80,800	80,868
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	134,666	134,667
Hartford Life Global Funding Trusts
3.96%, 08/15/06	179,555	179,555
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	179,555	179,555
HSBC Bank USA N.A.
4.20%, 05/04/06	62,844	62,870
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	341,155	341,157
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	188,321	188,321
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	700,265	700,314
Lothian Mortgages PLC
4.02%, 01/24/06[4]	89,778	89,778
Marshall & Ilsley Bank
4.10%, 02/20/06	179,555	179,621
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	536,870	537,236
Mound Financing PLC
3.94%, 11/08/06[4]	359,110	359,110
Natexis Banques Populaires
3.95%, 10/16/06[4]	134,666	134,666

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER GOODS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
National City Bank (Ohio)
3.83%, 01/06/06	$89,778	$89,773
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	664,354	664,396
Nordea Bank AB
3.92%, 08/11/06[4]	314,221	314,221
Northern Rock PLC
3.87%, 08/03/06[4]	215,466	215,474
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	488,390	488,390
Principal Life Income Funding Trusts
3.74%, 05/10/06	134,666	134,670
Royal Bank of Scotland
3.80%, 04/05/06	240,155	240,116
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	152,622	152,617
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	737,971	737,959
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	179,555	179,555
Strips III LLC
4.08%, 07/24/06[4,8]	50,569	50,569
SunTrust Bank
4.19%, 04/28/06	269,333	269,333
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	400,408	400,371
Toyota Motor Credit Corp.
3.95%, 04/10/06	80,800	80,799
Union Hamilton Special Funding LLC
4.00%, 03/28/06	179,555	179,555
US Bank N.A.
4.01%, 09/29/06	80,800	80,780
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	399,445	399,445
Wells Fargo & Co.
3.96%, 09/15/06[4]	89,778	89,785
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	$314,221	$314,202
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	459,661	459,652
Winston Funding Ltd.
4.26%, 01/23/06[4]	128,202	128,202
World Savings Bank
3.89%, 03/09/06	269,333	269,327

		14,994,135

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,673,159)		37,673,159

TOTAL INVESTMENTS IN SECURITIES – 108.22% (Cost: $478,950,732)		482,835,843
Other Assets, Less Liabilities – (8.22)%		(36,690,519)

NET ASSETS – 100.00%		$446,145,324

NVS – Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%

ADVERTISING – 1.96%
ADVO Inc.	4,601	$113,645
Catalina Marketing Corp.[1]	7,537	196,414
Donnelley (R.H.) Corp.[2]	4,783	295,255
Getty Images Inc.[2]	7,157	594,103
Harte-Hanks Inc.	7,886	201,882
Interpublic Group of Companies Inc.[1,2]	64,948	670,913
Lamar Advertising Co.[1,2]	12,936	577,204
Omnicom Group Inc.	28,159	2,336,071
ValueVision Media Inc. Class A1,2	3,889	38,190

		5,023,677
AIRLINES – 1.20%
AirTran Holdings Inc.[1,2]	13,290	198,818
Alaska Air Group Inc.[2]	3,885	122,494
AMR Corp.[1,2]	22,696	306,623
Continental Airlines Inc. Class B1,2	13,163	170,461
JetBlue Airways Corp.[1,2]	14,863	276,600
SkyWest Inc.[1]	9,000	263,790
Southwest Airlines Co.	108,453	1,736,333

		3,075,119
COMMERCIAL SERVICES – 4.88%
ADESA Inc.	13,911	297,695
Apollo Group Inc. Class A2	23,219	1,463,261
ARAMARK Corp. Class B1	18,311	465,466
Arbitron Inc.[1]	4,752	177,772
Block (H & R) Inc.	47,016	1,168,818
Career Education Corp.[2]	15,715	559,297
Cendant Corp.	161,373	2,811,118
Chemed Corp.	3,909	187,945
Corinthian Colleges Inc.[2]	13,887	172,754
DeVry Inc.[1,2]	9,414	212,756
Education Management Corp.[2]	10,447	322,185
Interactive Data Corp.[1]	5,541	128,551
ITT Educational Services Inc.[1,2]	7,039	389,116
Laureate Education Inc.[1,2]	6,820	336,908
McKesson Corp.	42,818	1,945,222
Pre-Paid Legal Services Inc.[1]	2,196	93,989
Rent-A-Center Inc.[2]	11,465	206,599
Service Corp. International	47,819	400,245
ServiceMaster Co. (The)	44,571	560,703
Sotheby’s Holdings Inc. Class A2	6,904	$107,495
Stewart Enterprises Inc. Class A	14,421	73,547
Strayer Education Inc.	2,242	200,681
Valassis Communications Inc.[1,2]	7,843	245,094

		12,527,217
COMPUTERS – 0.07%
FactSet Research Systems Inc.[1]	5,575	195,515

		195,515
DISTRIBUTION & WHOLESALE – 0.51%
CDW Corp.	9,975	562,091
Fastenal Co.[1]	10,776	755,721

		1,317,812
ENTERTAINMENT – 1.26%
Alliance Gaming Corp.[2]	7,027	75,962
DreamWorks Animation SKG Inc. Class A1,2	6,757	173,250
GTECH Holdings Corp.	18,166	578,405
International Game Technology Inc.	52,938	1,402,328
International Speedway Corp. Class A	4,386	226,669
Penn National Gaming Inc.[2]	9,426	278,538
Pinnacle Entertainment Inc.[1,2]	6,140	116,353
Scientific Games Corp. Class A1,2	10,081	302,027
Six Flags Inc.[2]	10,958	80,980

		3,234,512
FOOD – 4.06%
Albertson’s Inc.	48,707	1,223,033
Kroger Co.[2]	111,731	2,223,447
Performance Food Group Co.[1,2]	5,788	159,691
Safeway Inc.	68,451	1,592,170
SUPERVALU Inc.	20,702	650,664
Sysco Corp.	97,625	3,115,214
Whole Foods Market Inc.	9,865	1,421,842
Wild Oats Markets Inc.[1,2]	3,805	42,312

		10,428,373
HOUSEHOLD PRODUCTS & WARES – 0.10%
American Greetings Corp. Class A1	9,816	247,854

		247,854
INTERNET – 3.96%
Amazon.com Inc.[2]	45,623	1,819,445
CNET Networks Inc.[1,2]	20,439	277,766

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
eBay Inc.[2]	152,108	$6,023,477
Expedia Inc.[2]	42,009	789,349
IAC/InterActiveCorp[2]	41,997	1,075,123
NetFlix Inc.[1,2]	3,983	105,191
Priceline.com Inc.[1,2]	3,623	68,728

		10,159,079
LEISURE TIME – 1.79%
Carnival Corp.	65,521	3,254,428
Multimedia Games Inc.[1,2]	4,184	41,505
Royal Caribbean Cruises Ltd.	19,907	824,946
Sabre Holdings Corp.[1]	21,101	412,103
WMS Industries Inc.[1,2]	3,046	76,546

		4,609,528
LODGING – 3.78%
Aztar Corp.[2]	5,334	160,393
Boyd Gaming Corp.	7,060	291,225
Gaylord Entertainment Co.[1,2]	5,985	236,288
Harrah’s Entertainment Inc.	27,884	1,686,424
Hilton Hotels Corp.	55,478	1,079,047
La Quinta Corp.[2]	30,809	257,255
Las Vegas Sands Corp.[2]	19,202	658,629
Marriott International Inc. Class A	28,944	1,725,641
MGM Mirage[2]	18,844	704,200
Starwood Hotels & Resorts Worldwide Inc.	33,055	1,931,404
Station Casinos Inc.	7,442	477,032
Wynn Resorts Ltd.[1,2]	10,597	494,668

		9,702,206
MANUFACTURING – 0.07%
Matthews International Corp. Class A1	4,957	178,155

		178,155
MEDIA – 26.53%
Belo (A.H.) Corp.	15,059	325,274
Cablevision Systems Corp.[2]	28,738	712,702
Charter Communications Inc. Class A1,2	46,817	56,180
Clear Channel Communications Inc.	77,703	2,363,725
Comcast Corp. Class A2	192,876	5,367,739
Comcast Corp. Class A Special[1,2]	129,193	3,541,180
Cox Radio Inc. Class A2	5,763	82,411
Cumulus Media Inc. Class A1,2	8,182	99,493
Dex Media Inc.	17,154	462,643
DIRECTV Group Inc. (The)[1,2]	140,296	$1,995,009
Discovery Holding Co. Class A2	41,117	579,339
Dow Jones & Co. Inc.	6,836	231,809
EchoStar Communications Corp.	33,347	896,034
Emmis Communications Corp.[2]	5,199	101,744
Entercom Communications Corp.[2]	5,840	168,601
Gannett Co. Inc.	38,106	2,387,722
Gemstar-TV Guide International Inc.[2]	37,367	97,154
Hearst-Argyle Television Inc.[1]	4,011	96,104
Hollinger International Inc.	7,220	63,319
Insight Communications Co. Inc.[2]	7,641	87,872
Knight Ridder Inc.	11,838	631,912
Lee Enterprises Inc.[1]	5,861	229,810
Liberty Global Inc. Class A2	35,183	871,483
Liberty Global Inc. Class C2	36,301	861,060
Liberty Media Corp. Class A2	410,762	3,273,773
McClatchy Co. (The) Class A	3,055	191,487
McGraw-Hill Companies Inc. (The)	57,425	2,810,380
Media General Inc. Class A	3,192	168,378
Meredith Corp.	6,207	309,729
New York Times Co. Class A1	22,255	606,226
News Corp. Class A	301,556	4,297,173
News Corp. Class B1	85,085	1,281,380
Radio One Inc. Class D2	10,513	124,053
Readers Digest Association Inc. (The)[1]	13,345	204,445
Scholastic Corp.[1,2]	4,332	141,007
Scripps (E.W.) Co. Class A	12,485	571,813
Sinclair Broadcast Group Inc. Class A	7,107	58,917
Sirius Satellite Radio Inc.[1,2]	183,052	1,142,244
Time Warner Inc.	675,941	12,052,028
Tribune Co.	32,185	1,014,149
Univision Communications Inc. Class A2	38,996	1,019,355
Viacom Inc. Class A	5,858	181,891
Viacom Inc. Class B	213,137	6,600,853
Walt Disney Co. (The)	312,736	7,621,376
Washington Post Co. (The) Class B	944	703,280
Westwood One Inc.[1]	11,728	216,968
Wiley (John) & Sons Inc. Class A	6,424	251,821
XM Satellite Radio Holdings Inc. Class A2	33,942	978,548

		68,131,593

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
PHARMACEUTICALS – 2.63%
AmerisourceBergen Corp.	16,233	$1,238,091
Andrx Corp.[2]	11,282	174,533
Cardinal Health Inc.	66,450	4,153,790
Omnicare Inc.	15,992	865,167
VCA Antech Inc.[1,2]	12,628	325,802

		6,757,383
RETAIL – 46.06%
Abercrombie & Fitch Co. Class A	13,333	693,183
Advance Auto Parts Inc.[2]	17,022	638,325
Aeropostale Inc.[2]	8,617	168,376
American Eagle Outfitters Inc.	18,448	434,450
AnnTaylor Stores Corp.[2]	11,188	271,533
Applebee’s International Inc.	12,288	269,230
AutoNation Inc.[2]	30,020	596,798
AutoZone Inc.[2]	8,563	692,747
Barnes & Noble Inc.	8,653	312,892
Bed Bath & Beyond Inc.[2]	46,156	1,870,241
Best Buy Co. Inc.	60,971	2,698,576
Big Lots Inc.[1,2]	17,688	204,650
BJ’s Wholesale Club Inc.[2]	10,737	305,790
Blockbuster Inc. Class A1	16,494	75,213
Bob Evans Farms Inc.[1]	5,312	119,042
Borders Group Inc.	11,195	219,758
Brinker International Inc.[2]	13,595	518,241
CarMax Inc.[2]	15,827	425,272
Casey’s General Store Inc.	7,293	157,383
Cato Corp. Class A	4,554	90,989
CBRL Group Inc.	7,383	256,190
CEC Entertainment Inc.[1,2]	5,627	190,249
Charming Shoppes Inc.[2]	16,346	183,075
Cheesecake Factory (The)[1,2]	11,849	406,658
Chico’s FAS Inc.[2]	27,309	1,079,798
Children’s Place Retail Stores Inc. (The)[2]	2,108	90,496
Christopher & Banks Corp.	5,635	75,340
Circuit City Stores Inc.	29,458	524,058
Claire’s Stores Inc.	12,629	328,985
Copart Inc.[2]	10,354	242,180
Cost Plus Inc.[1,2]	3,274	50,289
Costco Wholesale Corp.	70,687	3,418,423
CVS Corp.	124,153	3,030,575
Darden Restaurants Inc.	22,696	735,804
Dick’s Sporting Goods Inc.[1,2]	5,068	$151,685
Dillard’s Inc. Class A1	10,476	216,958
Dollar General Corp.	45,682	888,058
Dollar Tree Stores Inc.[1,2]	16,670	359,405
Dress Barn Inc.[2]	3,264	86,725
Family Dollar Stores Inc.	24,221	536,253
Federated Department Stores Inc.	40,425	2,480,882
Foot Locker Inc.	23,874	464,111
Fred’s Inc.[1]	5,513	82,144
GameStop Corp. Class B2	4,536	146,694
Gap Inc. (The)	98,026	1,693,889
Genesco Inc.[1,2]	3,417	125,746
Guitar Center Inc.[1,2]	3,891	202,760
Home Depot Inc.	329,032	13,503,473
Hot Topic Inc.[1,2]	6,876	102,384
IHOP Corp.	3,034	143,266
Jack in the Box Inc.[1,2]	5,610	166,617
Kohl’s Corp.[2]	46,493	2,237,708
Krispy Kreme Doughnuts Inc.[1,2]	8,644	40,195
Limited Brands Inc.	52,473	1,049,985
Linens ‘n Things Inc.[2]	6,965	175,100
Lone Star Steakhouse & Saloon Inc.	2,736	70,616
Longs Drug Stores Corp.[1]	4,553	189,906
Lowe’s Companies Inc.[1]	107,497	6,532,593
McDonald’s Corp.[1]	194,195	6,136,562
Men’s Wearhouse Inc. (The)[2]	7,383	182,360
Michaels Stores Inc.	20,753	686,509
99 Cents Only Stores[1,2]	7,323	70,667
Nordstrom Inc.	35,519	1,230,733
Office Depot Inc.[2]	47,981	1,320,917
OfficeMax Inc.	9,961	279,107
O’Reilly Automotive Inc.[2]	16,923	477,229
Outback Steakhouse Inc.[1]	11,319	426,274
P.F. Chang’s China Bistro Inc.[1,2]	3,742	171,159
Pacific Sunwear of California Inc.[2]	11,853	296,562
Panera Bread Co. Class A2	4,343	257,062
Papa John’s International Inc.[2]	1,807	93,838
Payless ShoeSource Inc.[2]	10,522	193,289
Penney (J.C.) Co. Inc.	36,477	1,867,622
Pep Boys-Manny, Moe & Jack Inc.	8,699	120,046
PETCO Animal Supplies Inc.[2]	6,250	118,813
PETsMART Inc.	22,009	517,212

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Pier 1 Imports Inc.	12,227	$126,183
RadioShack Corp.	20,620	455,702
Regis Corp.	6,789	260,426
Rite Aid Corp.[2]	67,400	235,900
Ross Stores Inc.	22,526	609,103
Ruby Tuesday Inc.[1]	9,695	212,417
Ryan’s Restaurant Group Inc.[2]	6,249	66,614
Saks Inc.[2]	19,098	346,629
Sears Holdings Corp.[2]	15,137	1,820,224
ShopKo Stores Inc.[2]	4,379	125,546
Sonic Corp.[1,2]	8,958	259,245
Sports Authority Inc. (The)[2]	3,367	93,737
Staples Inc.	113,895	2,588,833
Starbucks Corp.[2]	122,254	3,457,343
Stein Mart Inc.	3,993	73,272
Talbots Inc. (The)	3,546	92,515
Target Corp.	122,924	6,845,638
Tiffany & Co.[1]	22,301	878,659
TJX Companies Inc.	73,796	1,588,828
Tractor Supply Co.[2]	5,419	262,822
Triarc Companies Inc. Class B	4,662	69,324
Tuesday Morning Corp.	4,478	107,427
Urban Outfitters Inc.[2]	17,709	501,696
Walgreen Co.[1]	156,640	7,116,155
Wal-Mart Stores Inc.	395,927	18,731,306
Wendy’s International Inc.	17,408	813,302
Williams-Sonoma Inc.[1,2]	14,216	555,988
Yum! Brands Inc.	44,917	2,284,928
Zale Corp.[1,2]	7,951	222,867

		118,270,552
SOFTWARE – 0.77%
Avid Technology Inc.[2]	6,398	314,974
Dun & Bradstreet Corp.[2]	10,614	672,078
NAVTEQ Corp.[2]	13,684	535,318
Pixar Inc.[2]	8,793	446,069

		1,968,439
TELECOMMUNICATIONS – 0.33%
Telewest Global Inc.[2]	37,487	855,078

		855,078
TOTAL COMMON STOCKS (Cost: $283,171,896)		256,682,092

Security	Principal	Value
SHORT-TERM INVESTMENTS – 8.20%
CERTIFICATES OF DEPOSIT[3] – 0.83%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$50,497	$50,496
Bank of Nova Scotia
3.79%, 01/03/06	40,397	40,395
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	90,894	90,890
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	151,490	151,489
Credit Suisse New York
3.98%, 07/19/06	252,483	252,483
Dexia Credit Local
4.02%, 08/30/06	50,497	50,488
Fortis Bank NY
3.83% - 3.84%, 01/25/06	151,490	151,490
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	262,582	262,582
HSBC Bank USA N.A.
3.72%, 08/03/06	50,497	50,510
Nordea Bank AB
3.80%, 10/02/06	60,596	60,583
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	151,490	151,468
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	156,539	156,518
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	277,731	277,738
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	80,794	80,794
Unicredito Italiano SpA
3.80%, 06/14/06	131,291	131,262
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	182,797	182,794

		2,141,980

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
COMMERCIAL PAPER[3] – 2.16%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	$100,993	$100,327
Amsterdam Funding Corp.
4.05%, 11/01/05	151,490	151,490
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	252,483	252,120
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	353,476	352,400
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	135,622	134,997
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	126,241	125,740
CC USA Inc.
4.23%, 04/21/06	30,298	29,689
Chariot Funding LLC
4.00%, 11/23/05	90,196	89,975
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	129,271	128,840
Dorada Finance Inc.
3.76%, 01/26/06	10,099	10,009
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	95,943	95,655
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	153,514	152,956
Ford Credit Auto Receivables
4.00%, 12/12/05	16,800	16,724
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	475,342	473,665
Galaxy Funding Inc.
4.23%, 04/18/06	28,985	28,413
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	175,595	175,420
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	$151,490	$150,807
General Electric Co.
3.98%, 12/30/05	50,497	50,167
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	322,601	322,170
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	126,241	125,849
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	242,383	240,743
HSBC PLC
3.88%, 02/03/06	30,298	29,991
Jupiter Securitization Corp.
4.01%, 11/29/05	118,650	118,280
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	211,075	209,953
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	80,794	80,570
Nordea North America Inc.
4.16%, 04/04/06	106,043	104,156
Park Avenue Receivables Corp.
4.00%, 11/22/05	157,198	156,831
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	392,863	391,690
Park Sienna LLC
4.01%, 11/23/05	20,266	20,217
Polonius Inc.
4.01%, 11/23/05	55,546	55,410
Preferred Receivables Funding
4.01%, 11/29/05	27,466	27,380
Ranger Funding Co. LLC
4.03%, 11/30/05	106,896	106,549
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	100,993	99,808

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$25,248	$24,940
Sigma Finance Inc.
4.16%, 04/06/06	60,596	59,503
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	76,755	76,397
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	283,310	282,643
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	21,727	21,674
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	67,509	67,029
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	407,930	406,636

		5,547,813
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	50,497	50,496

		50,496
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	31,308	31,306
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	161,589	161,574

		192,880
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	154,414	154,414

		154,414
REPURCHASE AGREEMENTS[3] – 1.59%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,010,043 and an effective yield of 4.03%.[7]	$1,009,930	1,009,930

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,010,043 and an effective yield of 4.03%.[7]	$1,009,930	$1,009,930
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,313,056 and an effective yield of 4.03%.[7]	1,312,909	1,312,909
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $252,511 and an effective yield of 4.05%.[7]	252,483	252,483
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $505,022 and an effective yield of 4.03%.[7]	504,965	504,965

		4,090,217
TIME DEPOSITS[3] – 0.17%
Deutsche Bank
4.03%, 11/01/05	132,207	132,207
SunTrust Bank
3.97%, 11/01/05	302,979	302,979

		435,186
VARIABLE & FLOATING RATE NOTES[3] – 3.29%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	314,593	314,670
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	388,823	388,821
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	166,638	166,638
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	55,546	55,581

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$328,227	$328,422
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	65,645	65,645
Bank of America N.A.
3.81%, 08/10/06	504,965	504,965
Bank of Ireland
3.97%, 11/17/06[4]	100,993	100,993
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	251,473	251,458
BMW US Capital LLC
3.94%, 11/15/06[4]	100,993	100,993
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	271,671	271,662
Commodore CDO Ltd.
3.91%, 06/13/06[4]	25,248	25,248
DEPFA Bank PLC
3.88%, 09/15/06	100,993	100,993
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	160,579	160,585
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	100,993	100,993
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	100,993	100,992
Fifth Third Bancorp.
3.99%, 09/22/06[4]	201,986	201,986
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	70,695	70,696
General Electric Capital Corp.
4.04%, 10/06/06	45,447	45,485
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	75,745	75,744
Hartford Life Global Funding Trusts
3.96%, 08/15/06	100,993	100,993
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	$100,993	$100,993
HSBC Bank USA N.A.
4.20%, 05/04/06	35,348	35,362
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	191,887	191,888
Leafs LLC
4.00%, 01/20/06-02/21/06[4]	105,923	105,924
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	393,873	393,900
Lothian Mortgages PLC
4.02%, 01/24/06[4]	50,497	50,496
Marshall & Ilsley Bank
4.10%, 02/20/06	100,993	101,030
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	301,969	302,175
Mound Financing PLC
3.94%, 11/08/06[4]	201,986	201,986
Natexis Banques Populaires
3.95%, 10/16/06[4]	75,745	75,745
National City Bank (Ohio)
3.83%, 01/06/06	50,497	50,494
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	373,674	373,698
Nordea Bank AB
3.92%, 08/11/06[4]	176,738	176,738
Northern Rock PLC
3.87%, 08/03/06[4]	121,192	121,196
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	274,701	274,701
Principal Life Income Funding Trusts
3.74%, 05/10/06	75,745	75,747
Royal Bank of Scotland
3.80%, 04/05/06	135,078	135,056
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	85,844	85,842

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. CONSUMER SERVICES SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	$415,081	$415,080
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	100,993	100,993
Strips III LLC
4.08%, 07/24/06[4,8]	28,443	28,443
SunTrust Bank
4.19%, 04/28/06	151,490	151,490
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	225,214	225,195
Toyota Motor Credit Corp.
3.95%, 04/10/06	45,447	45,447
Union Hamilton Special Funding LLC
4.00%, 03/28/06	100,993	100,993
US Bank N.A.
4.01%, 09/29/06	45,447	45,436
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	224,673	224,673
Wells Fargo & Co.
3.96%, 09/15/06[4]	50,497	50,501
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	176,738	176,726
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	258,542	258,537
Winston Funding Ltd.
4.26%, 01/23/06[4]	72,109	72,109
World Savings Bank
3.89%, 03/09/06	151,490	151,487

		8,433,644

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,046,630)		21,046,630

TOTAL INVESTMENTS IN SECURITIES – 108.16% (Cost: $304,218,526)		277,728,722
Other Assets, Less Liabilities – (8.16)%		(20,960,539)

NET ASSETS – 100.00%		$256,768,183

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.87%

BANKS – 29.09%
AMCORE Financial Inc.[1]	2,555	$75,909
Amegy Bancorporation Inc.	7,544	174,493
AmSouth Bancorp[1]	39,901	1,006,702
Associated Bancorp	13,632	425,455
BancorpSouth Inc.[1]	8,160	180,907
Bank of America Corp.	458,374	20,049,279
Bank of Hawaii Corp.	6,064	311,568
Bank of New York Co. Inc. (The)	88,181	2,759,183
BB&T Corp.	62,263	2,636,215
Cathay General Bancorp	4,914	191,597
Chittenden Corp.[1]	5,199	149,575
Citizens Banking Corp.[1]	4,274	124,587
City National Corp.	5,166	379,081
Colonial BancGroup Inc. (The)	17,575	427,951
Comerica Inc.[1]	19,340	1,117,465
Commerce Bancorp Inc.[1]	17,936	546,510
Commerce Bancshares Inc.	7,756	412,076
Compass Bancshares Inc.	13,899	677,715
Cullen/Frost Bankers Inc.[1]	5,830	307,941
East West Bancorp Inc.[1]	5,709	218,598
Fifth Third Bancorp	53,426	2,146,122
First BanCorp (Puerto Rico)[1]	8,450	96,499
First Horizon National Corp.	14,043	543,183
First Midwest Bancorp Inc.	5,268	200,289
FirstMerit Corp.	8,784	231,634
FNB Corp. (Pennsylvania)[1]	5,856	104,940
Fremont General Corp.[1]	7,705	167,121
Fulton Financial Corp.[1]	17,935	301,487
Greater Bay Bancorp[1]	5,898	147,981
Hibernia Corp. Class A	17,453	517,831
Hudson United Bancorp[1]	5,037	208,884
Huntington Bancshares Inc.	24,834	577,639
Investors Financial Services Corp.[1]	7,530	287,495
KeyCorp	46,294	1,492,519
M&T Bank Corp.[1]	9,217	991,565
Marshall & Ilsley Corp.	21,801	936,571
Mellon Financial Corp.	48,179	1,526,793
Mercantile Bankshares Corp.	9,256	521,668
National City Corp.	63,612	2,050,215
North Fork Bancorp Inc.	49,530	$1,255,090
Northern Trust Corp.	22,133	1,186,329
Old National Bancorp[1]	7,833	171,621
Pacific Capital Bancorp[1]	4,914	177,248
Park National Corp.[1]	1,312	141,985
PNC Financial Services Group	33,058	2,006,951
Popular Inc.[1]	27,694	561,080
Provident Bankshares Corp.[1]	3,781	131,806
Regions Financial Corp.[1]	52,525	1,709,689
Republic Bancorp Inc.[1]	7,915	108,040
Sky Financial Group Inc.[1]	12,038	338,027
South Financial Group Inc. (The)	8,002	220,615
State Street Corp.	38,181	2,108,737
Sterlings Bancshares Inc.	5,251	77,662
SunTrust Banks Inc.	40,959	2,968,708
Susquehanna Bancshares Inc.	5,255	121,338
SVB Financial Group[1,2]	4,040	200,828
Synovus Financial Corp.	29,077	798,745
TCF Financial Corp.[1]	14,649	396,988
TD Banknorth Inc.	9,700	279,263
Texas Regional Bancshares Inc. Class A	5,204	152,633
TrustCo Bank Corp. NY1	8,619	111,185
Trustmark Corp.[1]	5,735	160,809
U.S. Bancorp	211,960	6,269,777
UCBH Holdings Inc.[1]	10,500	182,700
UnionBanCal Corp.	6,564	449,503
United Bancshares Inc.[1]	4,738	172,937
Valley National Bancorp[1]	12,711	308,115
W Holding Co. Inc.[1]	15,227	117,400
Wachovia Corp.	180,099	9,098,601
Webster Financial Corp.[1]	6,081	280,760
Wells Fargo & Co.	192,018	11,559,484
Westamerica Bancorp[1]	3,650	194,581
Whitney Holding Corp.[1]	7,187	194,049
Wilmington Trust Corp.	7,668	290,694
Zions Bancorporation	10,169	747,116

		90,474,337

COMMERCIAL SERVICES – 0.67%
Equifax Inc.[1]	15,350	529,115
Moody’s Corp.	28,949	1,541,824

		2,070,939

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 34.28%
Affiliated Managers Group Inc.[2]	3,767	$289,117
American Express Co.[1]	125,353	6,238,819
AmeriCredit Corp.[1,2]	16,849	376,575
Ameriprise Financial Inc.[2]	25,014	931,021
Ameritrade Holding Corp.[2]	30,739	646,441
Bear Stearns Companies Inc. (The)	12,242	1,295,204
Capital One Financial Corp.	28,119	2,146,886
CapitalSource Inc.[1,2]	9,269	203,918
Chicago Mercantile Exchange Holdings Inc.	3,089	1,127,948
CIT Group Inc.	23,785	1,087,688
Citigroup Inc.	590,329	27,025,261
Countrywide Financial Corp.[1]	67,507	2,144,697
Doral Financial Corp.[1]	10,678	91,404
E*TRADE Financial Corp.[2]	42,038	779,805
Eaton Vance Corp.[1]	15,136	376,735
Edwards (A.G.) Inc.	9,003	381,007
Federal Home Loan Mortgage Corp.	78,409	4,810,392
Federal National Mortgage Association	109,887	5,221,830
Federated Investors Inc. Class B1	10,881	380,944
First Marblehead Corp. (The)[1]	3,731	110,400
Franklin Resources Inc.	15,919	1,406,762
Friedman, Billings, Ramsey Group Inc. Class A1	17,953	159,243
Goldman Sachs Group Inc. (The)	46,780	5,911,589
IndyMac Bancorp Inc.[1]	7,027	262,318
Investment Technology Group Inc.[1,2]	4,735	153,935
Janus Capital Group Inc.	25,887	454,317
Jefferies Group Inc.[1]	5,583	237,054
JP Morgan Chase & Co.	399,332	14,623,538
Knight Capital Group Inc. Class A2	12,401	118,678
LaBranche & Co. Inc.[1,2]	6,331	60,398
Legg Mason Inc.	12,222	1,311,543
Lehman Brothers Holdings Inc.	31,385	3,755,843
MBNA Corp.	128,184	3,277,665
Merrill Lynch & Co. Inc.	96,911	6,274,018
Morgan Stanley	112,587	6,125,859
Nasdaq Stock Market Inc. (The)[2]	6,801	210,083
Nuveen Investments Inc. Class A	6,873	278,150
Piper Jaffray Companies Inc.[2]	2,273	$78,078
Raymond James Financial Inc.	6,984	237,666
Rowe (T.) Price Group Inc.	14,697	962,947
Schwab (Charles) Corp. (The)	126,357	1,920,626
SLM Corp.	47,888	2,659,221
Stewart (W.P.) & Co. Ltd.[1]	2,450	58,065
SWS Group Inc.	1,844	32,657
Waddell & Reed Financial Inc. Class A	9,527	182,728
Westcorp Inc.	2,758	173,782

		106,592,855
FOREST PRODUCTS & PAPER– 0.36%
Plum Creek Timber Co. Inc.	20,811	809,548
Rayonier Inc.	8,454	323,196

		1,132,744
INSURANCE – 22.41%
ACE Ltd.	32,652	1,701,169
AFLAC Inc.[1]	57,067	2,726,661
Allmerica Financial Corp.[2]	6,038	230,048
Allstate Corp. (The)	76,329	4,029,408
Ambac Financial Group Inc.	12,226	866,701
American Financial Group Inc.	4,491	153,502
American International Group Inc.	258,675	16,762,140
American National Insurance Co.[1]	1,783	210,269
AmerUs Group Co.[1]	4,426	261,665
AON Corp.[1]	29,565	1,000,775
Assurant Inc.	13,274	507,067
Axis Capital Holdings Ltd.	13,878	359,857
Berkley (W.R.) Corp.	12,387	541,312
Brown & Brown Inc.	6,354	345,213
Chubb Corp.	21,688	2,016,333
Cincinnati Financial Corp.	17,356	738,498
CNA Financial Corp.[1,2]	3,836	118,110
Commerce Group Inc.	3,469	197,109
Conseco Inc.[2]	17,120	347,536
Delphi Financial Group Inc. Class A	3,127	146,469
Endurance Specialty Holdings Ltd.	6,053	200,717
Erie Indemnity Co. Class A	3,312	175,404
Everest Re Group Ltd.	6,381	634,590
Fidelity National Financial Inc.	17,389	651,392
Fidelity National Title Group Inc. Class A2	3,043	66,185

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
First American Corp.	9,418	$412,697
Gallagher (Arthur J.) & Co.	10,602	311,911
Genworth Financial Inc. Class A	25,714	814,877
Hartford Financial Services Group Inc.	33,646	2,683,269
HCC Insurance Holdings Inc.[1]	11,892	356,760
Hilb, Rogal & Hobbs Co.[1]	3,592	134,520
Horace Mann Educators Corp.	4,871	94,546
IPC Holdings Ltd.[1]	4,182	110,112
Jefferson-Pilot Corp.	15,394	844,823
Lincoln National Corp.	19,852	1,004,710
Loews Corp.[1]	14,269	1,326,732
Markel Corp.[1,2]	1,040	330,720
Marsh & McLennan Companies Inc.	59,536	1,735,474
MBIA Inc.	15,347	893,809
Mercury General Corp.	2,980	180,141
MetLife Inc.[1]	46,524	2,298,751
MGIC Investment Corp.	10,752	636,948
Montpelier Re Holdings Ltd.	9,377	188,478
Nationwide Financial Services Inc.	6,397	258,375
Ohio Casualty Corp.	6,999	190,933
Old Republic International Corp.	19,373	501,954
PartnerRe Ltd.	6,124	390,221
Philadelphia Consolidated Holding Corp.[1,2]	2,130	205,034
Phoenix Companies Inc.[1]	10,385	134,486
Platinum Underwriters Holdings Ltd.	5,232	149,060
PMI Group Inc. (The)[1]	10,701	426,756
Presidential Life Corp.[1]	2,344	44,348
Principal Financial Group Inc.[1]	33,368	1,656,054
Progressive Corp. (The)	19,929	2,307,977
Protective Life Corp.	7,275	318,936
Prudential Financial Inc.	59,191	4,308,513
Radian Group Inc.	9,825	511,883
Reinsurance Group of America Inc.	3,746	171,380
RenaissanceRe Holdings Ltd.	8,071	305,487
SAFECO Corp.	14,291	796,009
Selective Insurance Group Inc.	3,149	172,912
St. Paul Travelers Companies Inc.	75,891	3,417,372
StanCorp Financial Group Inc.	3,225	297,023
Torchmark Corp.	11,979	632,851
Transatlantic Holdings Inc.[1]	2,983	172,716
Unitrin Inc.	5,047	$232,162
UNUMProvident Corp.	33,664	683,043
White Mountains Insurance Group Ltd.	897	542,595
Willis Group Holdings Ltd.	13,682	508,149
XL Capital Ltd. Class A1	15,839	1,014,646

		69,698,283
INTERNET – 0.01%
NetBank Inc.	5,435	42,502

		42,502
REAL ESTATE – 0.39%
CB Richard Ellis Group Inc. Class A1,2	5,867	286,603
Forest City Enterprises Inc. Class A1	6,625	244,396
Jones Lang LaSalle Inc.	3,235	162,656
St. Joe Co. (The)	8,012	528,391

		1,222,046
REAL ESTATE INVESTMENT TRUSTS – 8.91%
Alexandria Real Estate Equities Inc.	2,371	191,695
AMB Property Corp.	9,391	414,894
American Financial Realty Trust[1]	14,492	178,397
American Home Mortgage Investment Corp.	5,179	139,988
Annaly Mortgage Management Inc.	13,860	159,113
Apartment Investment & Management Co. Class A	10,755	412,992
Archstone-Smith Trust	22,526	913,880
Arden Realty Group Inc.	7,566	341,529
AvalonBay Communities Inc.[1]	8,230	709,838
Boston Properties Inc.[1]	12,502	865,388
Brandywine Realty Trust[1]	6,078	166,537
BRE Properties Inc. Class A1	5,796	255,662
Camden Property Trust	5,855	329,929
Capital Automotive REIT[1]	5,294	204,454
CarrAmerica Realty Corp.	6,625	218,161
CBL & Associates Properties Inc.	6,891	257,379
CenterPoint Properties Trust[1]	5,475	249,441
Colonial Properties Trust[1]	4,984	217,851
Cousins Properties Inc.[1]	4,482	132,398
Crescent Real Estate Equities Co.	11,268	224,797
Developers Diversified Realty Corp.	12,261	535,560
Duke Realty Corp.[1]	16,153	550,817
Equity Inns Inc.	5,833	76,062

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Equity Lifestyle Properties Inc.[1]	2,399	$101,550
Equity Office Properties Trust[1]	46,121	1,420,527
Equity Residential	31,869	1,250,858
Essex Property Trust Inc.	2,372	213,195
Federal Realty Investment Trust[1]	5,960	361,474
FelCor Lodging Trust Inc.[2]	5,211	77,748
First Industrial Realty Trust Inc.[1]	4,753	193,114
General Growth Properties Inc.	25,316	1,075,424
Glenborough Realty Trust Inc.	4,051	77,496
Health Care Property Investors Inc.	15,076	383,684
Health Care REIT Inc.[1]	5,835	205,625
Healthcare Realty Trust Inc.[1]	5,337	201,952
Highwoods Properties Inc.	6,065	171,094
Home Properties Inc.	3,615	140,443
Hospitality Properties Trust	7,503	297,869
Host Marriott Corp.[1]	36,838	618,510
HRPT Properties Trust	22,638	246,981
Impac Mortgage Holdings Inc.[1]	8,506	85,400
iStar Financial Inc.	12,639	466,000
Kilroy Realty Corp.[1]	3,173	178,164
Kimco Realty Corp.[1]	24,052	712,420
Liberty Property Trust	9,623	401,183
Macerich Co. (The)	6,720	431,894
Mack-Cali Realty Corp.	6,976	297,526
Meristar Hospitality Corp.[2]	9,966	86,405
Mills Corp.	6,092	325,922
Nationwide Health Properties Inc.	7,531	174,644
New Century Financial Corp.[1]	6,406	197,753
New Plan Excel Realty Trust Inc.[1]	11,613	266,983
Novastar Financial Inc.[1]	3,259	95,912
Pan Pacific Retail Properties Inc.[1]	4,572	290,322
Pennsylvania Real Estate Investment Trust	3,809	146,647
Post Properties Inc.	4,573	186,578
Prentiss Properties Trust	5,059	199,628
ProLogis	26,935	1,158,205
Public Storage Inc.[1]	10,067	666,435
Realty Income Corp.[1]	8,994	200,296
Reckson Associates Realty Corp.[1]	9,155	321,341
Redwood Trust Inc.[1]	2,617	121,821
Regency Centers Corp.	6,915	384,958
Saxon Capital Inc.	5,605	$55,770
Shurgard Storage Centers Inc. Class A	5,209	293,944
Simon Property Group Inc.	25,103	1,797,877
SL Green Realty Corp.	4,551	309,605
Taubman Centers Inc.[1]	5,299	174,708
Thornburg Mortgage Inc.[1]	11,491	291,297
Trizec Properties Inc.	10,515	233,959
United Dominion Realty Trust Inc.[1]	15,058	333,234
Ventas Inc.	11,698	358,310
Vornado Realty Trust[1]	14,841	1,202,121
Washington Real Estate Investment Trust[1]	4,727	141,101
Weingarten Realty Investors	9,022	320,822

		27,693,491
SAVINGS & LOANS – 3.57%
Anchor BanCorp Wisconsin Inc.	2,450	77,567
Astoria Financial Corp.[1]	11,591	323,969
Commercial Capital Bancorp Inc.	5,571	89,470
Commercial Federal Corp.	4,516	154,447
Dime Community Bancshares	4,007	57,701
Downey Financial Corp.	2,399	146,219
First Niagara Financial Group Inc.	13,464	198,325
FirstFed Financial Corp.[1,2]	1,852	99,063
Golden West Financial Corp.[1]	34,767	2,041,866
Harbor Florida Bancshares Inc.[1]	2,444	86,371
Hudson City Bancorp Inc.	67,673	801,248
Independence Community Bank Corp.	8,924	352,944
MAF Bancorp Inc.	3,685	153,075
New York Community Bancorp Inc.[1]	27,194	439,727
OceanFirst Financial Corp.[1]	1,117	25,211
People’s Bank	6,804	219,089
PFF Bancorp Inc.	2,543	76,392
Provident Financial Services Inc.	7,658	134,781
Sovereign Bancorp Inc.	42,520	917,156
Washington Federal Inc.[1]	9,784	224,934
Washington Mutual Inc.	113,203	4,482,839

		11,102,394
SOFTWARE – 0.18%
MoneyGram International Inc.[1]	10,048	244,166
Safeguard Scientifics Inc.[2]	14,214	21,321

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
SEI Investments Co.[1]	7,887	$306,016

		571,503

TOTAL COMMON STOCKS (Cost: $287,783,170)		310,601,094
SHORT-TERM INVESTMENTS – 9.25%
CERTIFICATES OF DEPOSIT[3] – 0.93%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$68,369	68,369
Bank of Nova Scotia
3.79%, 01/03/06	54,695	54,692
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	123,065	123,060
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	205,108	205,107
Credit Suisse New York
3.98%, 07/19/06	341,846	341,846
Dexia Credit Local
4.02%, 08/30/06	68,369	68,358
Fortis Bank NY
3.83% - 3.84%, 01/25/06	205,108	205,108
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	355,520	355,519
HSBC Bank USA N.A.
3.72%, 08/03/06	68,369	68,387
Nordea Bank AB
3.80%, 10/02/06	82,043	82,025
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	205,108	205,079
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	211,944	211,917
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	376,031	376,041
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	109,391	109,391

Security	Principal	Value
Unicredito Italiano SpA
3.80%, 06/14/06	$177,760	$177,721
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	247,496	247,493

		2,900,113
COMMERCIAL PAPER[3] – 2.42%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	136,738	135,837
Amsterdam Funding Corp.
4.05%, 11/01/05	205,108	205,108
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	341,846	341,356
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	478,584	477,128
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	183,625	182,778
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	170,923	170,245
CC USA Inc.
4.23%, 04/21/06	41,022	40,197
Chariot Funding LLC
4.00%, 11/23/05	122,120	121,821
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	175,025	174,441
Dorada Finance Inc.
3.76%, 01/26/06	13,674	13,551
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	129,901	129,511
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	207,849	207,093
Ford Credit Auto Receivables
4.00%, 12/12/05	22,746	22,643
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	643,584	641,307

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Galaxy Funding Inc.
4.23%, 04/18/06	$39,244	$38,469
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	237,744	237,508
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	205,108	204,183
General Electric Co.
3.98%, 12/30/05	68,369	67,923
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	436,782	436,198
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	170,923	170,392
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	328,172	325,951
HSBC PLC
3.88%, 02/03/06	41,022	40,606
Jupiter Securitization Corp.
4.01%, 11/29/05	160,644	160,143
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	285,783	284,263
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	109,391	109,087
Nordea North America Inc.
4.16%, 04/04/06	143,575	141,021
Park Avenue Receivables Corp.
4.00%, 11/22/05	212,836	212,339
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	531,912	530,324
Park Sienna LLC
4.01%, 11/23/05	27,439	27,372
Polonius Inc.
4.01%, 11/23/05	75,206	75,022
Preferred Receivables Funding
4.01%, 11/29/05	37,187	37,071

Security	Shares or Principal	Value
Ranger Funding Co. LLC
4.03%, 11/30/05	$144,731	$144,261
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	136,738	135,134
Sedna Finance Inc.
3.92%, 02/21/06	34,185	33,768
Sigma Finance Inc.
4.16%, 04/06/06	82,043	80,564
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	103,921	103,437
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	383,584	382,682
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	29,417	29,345
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	91,403	90,754
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	552,312	550,568

		7,511,401
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	68,369	68,369

		68,369
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	42,389	42,386
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	218,781	218,761

		261,147
MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	471,874	471,874

		471,874

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3]– 1.78%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $ 1,367,537 and an effective yield of 4.03%.[7]	$1,367,384	$1,367,384
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,367,537 and an effective yield of 4.03%.[7]	1,367,384	1,367,384
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $ 1,777,798 and an effective yield of 4.03%.[7]	1,777,599	1,777,599
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $341,884 and an effective yield of 4.05%.[7]	341,846	341,846
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $683,769 and an effective yield of 4.03%.[7]	683,692	683,692

		5,537,905
TIME DEPOSITS[3] – 0.19%
Deutsche Bank
4.03%, 11/01/05	179,000	179,000
SunTrust Bank
3.97%, 11/01/05	410,215	410,215

		589,215
VARIABLE & FLOATING RATE NOTES[3] – 3.67%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	425,940	426,045
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	526,443	526,441
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	$225,618	$225,618
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	75,206	75,253
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	444,400	444,664
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	88,880	88,880
Bank of America N.A.
3.81%, 08/10/06	683,692	683,692
Bank of Ireland
3.97%, 11/17/06[4]	136,738	136,738
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	340,479	340,459
BMW US Capital LLC
3.94%, 11/15/06[4]	136,738	136,738
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	367,826	367,815
Commodore CDO Ltd.
3.91%, 06/13/06[4]	34,185	34,185
DEPFA Bank PLC
3.88%, 09/15/06	136,738	136,738
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	217,414	217,421
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	136,738	136,738
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	136,738	136,736
Fifth Third Bancorp.
3.99%, 09/22/06[4]	273,477	273,477
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	95,717	95,718

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
General Electric Capital Corp.
4.04%, 10/06/06	$61,532	$61,584
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	102,554	102,554
Hartford Life Global Funding Trusts
3.96%, 08/15/06	136,738	136,738
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	136,738	136,738
HSBC Bank USA N.A.
4.20%, 05/04/06	47,858	47,878
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	259,803	259,804
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	143,414	143,413
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	533,280	533,317
Lothian Mortgages PLC
4.02%, 01/24/06[4]	68,369	68,369
Marshall & Ilsley Bank
4.10%, 02/20/06	136,738	136,788
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	408,848	409,127
Mound Financing PLC
3.94%, 11/08/06[4]	273,477	273,477
Natexis Banques Populaires
3.95%, 10/16/06[4]	102,554	102,554
National City Bank (Ohio)
3.83%, 01/06/06	68,369	68,365
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	505,932	505,964
Nordea Bank AB
3.92%, 08/11/06[4]	239,292	239,292
Northern Rock PLC
3.87%, 08/03/06[4]	164,086	164,092
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	371,928	371,929
Principal Life Income Funding Trusts
3.74%, 05/10/06	$102,554	$102,556
Royal Bank of Scotland
3.80%, 04/05/06	182,888	182,858
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	116,228	116,224
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	561,995	561,991
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	136,738	136,738
Strips III LLC
4.08%, 07/24/06[4,8]	38,510	38,510
SunTrust Bank
4.19%, 04/28/06	205,108	205,108
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	304,927	304,899
Toyota Motor Credit Corp.
3.95%, 04/10/06	61,532	61,532
Union Hamilton Special Funding LLC
4.00%, 03/28/06	136,738	136,738
US Bank N.A.
4.01%, 09/29/06	61,532	61,518
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	304,193	304,193
Wells Fargo & Co.
3.96%, 09/15/06[4]	68,369	68,375
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	239,292	239,277
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	350,050	350,044
Winston Funding Ltd.
4.26%, 01/23/06[4]	97,631	97,631

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
World Savings Bank
3.89%, 03/09/06	$205,108	$205,104

		11,418,635

TOTAL SHORT-TERM INVESTMENTS (Cost: $28,758,659)		28,758,659

TOTAL INVESTMENTS IN SECURITIES – 109.12% (Cost: $316,541,829)		339,359,753
Other Assets, Less Liabilities – (9.12)%		(28,373,481)

NET ASSETS – 100.00%		$310,986,272

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.92%

AEROSPACE & DEFENSE – 12.85%
AAR Corp.[1,2]	4,643	$73,963
Alliant Techsystems Inc.[1]	5,571	391,196
Armor Holdings Inc.[1,2]	4,748	212,283
Boeing Co. (The)	108,884	7,038,262
Curtiss-Wright Corp.	3,167	181,627
DRS Technologies Inc.[2]	3,768	185,612
Engineered Support Systems Inc.	6,209	251,154
Esterline Technologies Corp.[1]	3,752	141,263
General Dynamics Corp.	24,978	2,904,941
Goodrich (B.F.) Co.	17,741	639,918
Kaman Corp. Class A	3,356	78,631
L-3 Communications Holdings Inc.[2]	17,092	1,330,099
Lockheed Martin Corp.	52,365	3,171,224
Northrop Grumman Corp.	49,726	2,667,800
Raytheon Co.	67,235	2,484,333
Rockwell Collins Inc.	23,999	1,099,634
United Technologies Corp.	140,450	7,202,276

		30,054,216
AUTO MANUFACTURERS – 1.12%
Navistar International Corp.[1]	9,208	253,404
Oshkosh Truck Corp.	10,846	472,452
PACCAR Inc.[2]	25,905	1,813,868
Wabash National Corp.	4,624	85,128

		2,624,852
BUILDING MATERIALS – 2.73%
American Standard Companies Inc.	26,748	1,017,494
Eagle Materials Inc.[2]	1,450	154,410
Eagle Materials Inc. Class B	1,201	119,487
ElkCorp	2,788	88,184
Florida Rock Industries Inc.	7,547	429,424
Lafarge North America Inc.	4,466	270,238
Martin Marietta Materials Inc.	6,979	550,713
Masco Corp.	65,034	1,853,469
Simpson Manufacturing Co. Inc.	5,496	216,872
Texas Industries Inc.	3,334	165,366
USG Corp.[1,2]	4,800	283,776
Vulcan Materials Co.[2]	13,580	882,700
York International Corp.	6,167	346,030

		6,378,163
CHEMICALS – 0.32%
Sherwin-Williams Co. (The)	17,469	$743,306

		743,306
COMMERCIAL SERVICES – 4.92%
Accenture Ltd.	66,760	1,756,456
Alliance Data Systems Corp.[1]	6,754	240,172
Banta Corp.	3,724	187,466
BearingPoint Inc.[1]	25,432	178,533
Bowne & Co. Inc.[2]	5,391	76,660
ChoicePoint Inc.[1]	13,124	554,620
Convergys Corp.[1]	21,092	342,745
Corporate Executive Board Co. (The)[2]	6,153	508,484
Corrections Corp. of America[1,2]	5,760	229,709
Deluxe Corp.[2]	7,433	247,742
Donnelley (R.R.) & Sons Co.	32,510	1,138,500
Forrester Research Inc.[1]	2,193	42,237
FTI Consulting Inc.[1]	6,406	175,332
Hewitt Associates Inc. Class A1	5,884	157,044
Hudson Highland Group Inc.[1]	3,646	87,249
Iron Mountain Inc.[1]	16,316	636,324
Manpower Inc.	13,345	604,262
MPS Group Inc.[1]	15,568	193,822
Navigant Consulting Inc.[1]	7,114	149,181
NCO Group Inc.[1]	4,455	80,056
Paychex Inc.[2]	50,122	1,942,729
PHH Corp.[1]	7,838	220,483
PRG-Schultz International Inc.[1]	8,299	7,303
Quanta Services Inc.[1]	15,148	174,051
Resources Connection Inc.[1]	7,047	201,192
Robert Half International Inc.	25,471	939,370
Spherion Corp.[1]	8,907	79,272
TeleTech Holdings Inc.[1,2]	5,540	57,782
United Rentals Inc.[1,2]	9,844	192,647
Viad Corp.	3,343	96,312

		11,497,735
COMPUTERS – 0.82%
Affiliated Computer Services Inc. Class A1	18,062	977,335
BISYS Group Inc. (The)[1]	17,894	226,896
Ceridian Corp.[1]	22,017	482,392
Echelon Corp.[1]	5,133	39,781

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
National Instruments Corp.	7,911	$189,073

		1,915,477
DISTRIBUTION & WHOLESALE – 0.48%
Grainger (W.W.) Inc.	12,057	807,578
Hughes Supply Inc.[2]	9,772	326,873

		1,134,451
ELECTRIC – 0.23%
MDU Resources Group Inc.	16,118	531,410

		531,410
ELECTRICAL COMPONENTS & EQUIPMENT– 2.63%
AMETEK Inc.	10,184	414,794
Artesyn Technologies Inc.[1,2]	5,504	48,380
Belden CDT Inc.[2]	7,050	140,506
C&D Technologies Inc.[2]	3,865	35,287
Emerson Electric Co.	62,320	4,334,356
General Cable Corp.[1,2]	5,967	96,964
GrafTech International Ltd.[1]	14,089	69,036
Hubbell Inc. Class B2	7,694	370,543
Littelfuse Inc.[1]	3,342	81,912
Molex Inc.	8,592	217,464
Molex Inc. Class A	11,864	283,431
Power-One Inc.[1,2]	10,512	59,708

		6,152,381
ELECTRONICS – 4.25%
Agilent Technologies Inc.[1]	73,032	2,337,754
Amphenol Corp. Class A	12,962	518,091
Arrow Electronics Inc.[1,2]	17,051	503,175
Avnet Inc.[1]	17,856	411,581
AVX Corp.[2]	7,855	97,245
Benchmark Electronics Inc.[1,2]	5,743	161,321
Checkpoint Systems Inc.[1,2]	5,649	135,576
Coherent Inc.[1]	4,532	134,193
CTS Corp.	5,633	66,357
Dionex Corp.[1]	3,068	148,583
Electro Scientific Industries Inc.[1]	4,086	89,769
Flextronics International Ltd.[1]	83,631	776,932
FLIR Systems Inc.[1,2]	10,111	211,927
Jabil Circuit Inc.[1]	26,306	785,234
KEMET Corp.[1]	12,995	89,925
Methode Electronics Inc.[2]	5,449	55,907
Mettler Toledo International Inc.[1]	6,176	$318,682
Orbotech Ltd.[1]	4,865	105,716
Park Electrochemical Corp.	2,675	67,143
PerkinElmer Inc.	17,901	395,075
Photon Dynamics Inc.[1]	2,571	44,761
Plexus Corp.[1]	6,531	115,403
Sanmina-SCI Corp.[1]	77,329	282,251
Solectron Corp.[1,2]	144,642	510,586
Symbol Technologies Inc.	35,867	297,696
Taser International Inc.[1,2]	9,186	56,494
Technitrol Inc.	5,562	93,553
Tektronix Inc.	12,434	285,733
Thomas & Betts Corp.[1]	8,792	342,185
Trimble Navigation Ltd.[1]	7,967	230,007
Vishay Intertechnology Inc.[1]	24,921	282,604

		9,951,459
ENERGY – ALTERNATE SOURCES – 0.02%
FuelCell Energy Inc.[1,2]	6,312	55,293

		55,293
ENGINEERING & CONSTRUCTION – 1.05%
EMCOR Group Inc.[1,2]	2,269	138,409
Fluor Corp.	12,328	784,061
Granite Construction Inc.[2]	4,855	165,604
Insituform Technologies Inc. Class A1,2	4,031	72,397
Jacobs Engineering Group Inc.[1,2]	8,338	531,548
Shaw Group Inc. (The)[1,2]	11,458	307,074
URS Corp.[1]	6,364	257,297
Washington Group International Inc.[1]	3,904	194,029

		2,450,419
ENVIRONMENTAL CONTROL – 1.85%
Allied Waste Industries Inc.[1,2]	31,249	254,367
Casella Waste Systems Inc. Class A1	2,414	30,706
Mine Safety Appliances Co.[2]	4,127	172,880
Republic Services Inc.	17,997	636,194
Stericycle Inc.[1,2]	6,702	385,767
Tetra Tech Inc.[1]	8,220	126,917
Waste Connections Inc.[1,2]	7,145	238,429
Waste Management Inc.	84,463	2,492,503

		4,337,763

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.94%
Louisiana-Pacific Corp.	15,230	$379,684
MeadWestvaco Corp.	30,155	790,664
Smurfit-Stone Container Corp.[1]	37,724	398,365
Temple-Inland Inc.[2]	16,953	624,379

		2,193,092
HAND & MACHINE TOOLS – 0.18%
Kennametal Inc.	5,440	278,038
Regal-Beloit Corp.[2]	4,523	143,967

		422,005
HOLDING COMPANIES – DIVERSIFIED – 0.11%
Walter Industries Inc.[2]	5,677	259,269

		259,269
HOUSEHOLD PRODUCTS & WARES – 0.77%
Fortune Brands Inc.	21,714	1,649,613
Jarden Corp.[1,2]	4,472	151,109

		1,800,722
HOUSEWARES – 0.10%
Toro Co.[2]	6,447	235,380

		235,380
INTERNET – 0.63%
CheckFree Corp.[1,2]	9,723	413,228
Emdeon Corp.[1]	51,338	472,310
Monster Worldwide Inc.[1,2]	16,067	527,158
Stamps.com Inc.[1,2]	2,622	52,860

		1,465,556
MACHINERY – 5.40%
AGCO Corp.[1,2]	13,471	215,401
Albany International Corp. Class A	4,115	158,962
Astec Industries Inc.[1]	2,339	66,334
Caterpillar Inc.	101,552	5,340,620
Cognex Corp.[2]	5,931	169,508
Cummins Inc.[2]	5,888	502,659
Deere & Co.[2]	36,655	2,224,225
Flowserve Corp.[1]	8,215	287,525
Graco Inc.	10,292	352,707
IDEX Corp.	7,346	293,987
JLG Industries Inc.	7,579	290,730
Joy Global Inc.	11,555	530,028
Kadant Inc.[1,2]	2,186	36,725
Manitowoc Co. Inc. (The)[2]	4,388	$233,485
Nordson Corp.	3,812	141,692
Rockwell Automation Inc.	24,392	1,296,435
Stewart & Stevenson Services Inc.	3,989	95,178
Terex Corp.[1]	7,355	404,304

		12,640,505
MANUFACTURING – 39.21%
Acuity Brands Inc.	6,375	177,289
AptarGroup Inc.	5,035	257,742
Brink’s Co. (The)	8,427	330,928
Carlisle Companies Inc.	4,628	308,641
CLARCOR Inc.	7,592	208,780
Cooper Industries Ltd.[2]	13,666	968,783
Crane Co.	7,650	236,844
Danaher Corp.	38,213	1,990,897
Donaldson Co. Inc.[2]	10,853	339,156
Dover Corp.	30,175	1,176,222
Eaton Corp.	22,484	1,322,734
ESCO Technologies Inc.[1]	3,780	163,523
General Electric Co.	1,575,474	53,424,323
Honeywell International Inc.	115,956	3,965,695
Illinois Tool Works Inc.	37,283	3,160,107
Ingersoll-Rand Co. Class A	50,167	1,895,811
ITT Industries Inc.	13,698	1,391,717
Jacuzzi Brands Inc.[1]	11,356	83,807
Pall Corp.	18,510	484,222
Parker Hannifin Corp.	17,737	1,111,755
Roper Industries Inc.[2]	12,722	479,619
SPX Corp.[2]	11,263	484,534
Teleflex Inc.	5,394	357,029
Textron Inc.	16,965	1,222,159
3M Co.[2]	104,855	7,966,883
Trinity Industries Inc.	6,440	245,042
Tyco International Ltd.	300,715	7,935,869

		91,690,111
METAL FABRICATE & HARDWARE – 0.74%
Kaydon Corp.[2]	4,263	125,972
Mueller Industries Inc.	4,754	130,925
Precision Castparts Corp.	19,257	912,012
Quanex Corp.[2]	3,700	214,267
Timken Co. (The)	12,197	345,907

		1,729,083

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

i SHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
PACKAGING & CONTAINERS – 1.51%
Ball Corp.	15,175	$597,440
Bemis Co. Inc.[2]	15,851	418,783
Chesapeake Corp.[2]	2,786	56,110
Crown Holdings Inc.[1]	24,816	402,516
Owens-Illinois Inc.[1]	20,830	396,603
Packaging Corp. of America[2]	9,224	187,155
Pactiv Corp.[1]	22,259	438,502
Sealed Air Corp.[1,2]	12,394	623,542
Sonoco Products Co.[2]	14,541	411,510

		3,532,161
RETAIL – 0.11%
MSC Industrial Direct Co. Inc. Class A	6,599	251,950

		251,950
SEMICONDUCTORS – 0.03%
Veeco Instruments Inc.[1,2]	3,865	61,415

		61,415
SOFTWARE – 5.22%
Acxiom Corp.	12,784	272,811
Automatic Data Processing Inc.	86,667	4,043,882
Certegy Inc.	9,273	347,367
eFunds Corp.[1]	6,686	137,932
First Data Corp.	116,846	4,726,421
Fiserv Inc.[1]	28,978	1,265,759
Global Payments Inc.	11,224	480,948
IMS Health Inc.	34,677	805,547
Total System Services Inc.	5,657	120,551

		12,201,218
TELECOMMUNICATIONS – 0.36%
Aeroflex Inc.[1]	11,299	102,369
Anaren Inc.[1]	2,607	36,889
Anixter International Inc.	4,740	175,759
Black Box Corp.[2]	2,544	102,065
CommScope Inc.[1]	8,131	158,717
Newport Corp.[1,2]	6,460	84,238
Powerwave Technologies Inc.[1,2]	15,447	173,161

		833,198
TRANSPORTATION – 11.24%
Alexander & Baldwin Inc.[2]	6,467	316,495
Arkansas Best Corp.[2]	3,258	126,280

Security	Shares or Principal	Value
Burlington Northern Santa Fe Corp.	56,177	$3,486,345
CH Robinson Worldwide Inc.	25,220	889,257
CNF Inc.	7,856	442,057
CSX Corp.	31,884	1,460,606
EGL Inc.[1,2]	5,208	145,980
Expeditors International Washington Inc.[2]	15,754	955,795
FedEx Corp.[2]	41,852	3,847,454
General Maritime Corp.[2]	5,321	198,101
Hunt (J.B.) Transport Services Inc.	18,514	359,357
Kansas City Southern Industries Inc.[1]	9,353	207,262
Landstar System Inc.	8,858	341,210
Norfolk Southern Corp.	59,516	2,392,543
OMI Corp.[2]	12,559	227,067
Overseas Shipholding Group Inc.	4,061	193,304
Ryder System Inc.	9,530	378,055
SCS Transportation Inc.[1]	2,304	46,034
Swift Transportation Co. Inc.[1,2]	7,210	131,583
Union Pacific Corp.	38,801	2,684,253
United Parcel Service Inc. Class B	91,873	6,701,217
UTi Worldwide Inc.[2]	2,738	234,209
Werner Enterprises Inc.[2]	8,485	152,051
Yellow Roadway Corp.[1]	8,076	367,054

		26,283,569
TRUCKING & LEASING – 0.10%
GATX Corp.[2]	6,464	241,560

		241,560

TOTAL COMMON STOCKS (Cost: $224,876,004)		233,667,719
SHORT-TERM INVESTMENTS – 8.32%
CERTIFICATES OF DEPOSIT[3] – 0.85%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$46,615	46,615
Bank of Nova Scotia
3.79%, 01/03/06	37,292	37,290
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	83,907	83,904
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	139,845	139,845

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Credit Suisse New York
3.98%, 07/19/06	$233,075	$233,075
Dexia Credit Local
4.02%, 08/30/06	46,615	46,607
Fortis Bank NY
3.83% - 3.84%, 01/25/06	139,845	139,846
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	242,398	242,398
HSBC Bank USA N.A.
3.72%, 08/03/06	46,615	46,627
Nordea Bank AB
3.80%, 10/02/06	55,938	55,926
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	139,845	139,825
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	144,507	144,488
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	256,383	256,390
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	74,584	74,584
Unicredito Italiano SpA
3.80%, 06/14/06	121,199	121,173
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	168,746	168,744

		1,977,337
COMMERCIAL PAPER[3] – 2.19%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	93,230	92,615
Amsterdam Funding Corp.
4.05%, 11/01/05	139,845	139,845
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	233,075	232,741
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	$326,305	$325,313
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	125,198	124,621
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	116,538	116,075
CC USA Inc.
4.23%, 04/21/06	27,969	27,407
Chariot Funding LLC
4.00%, 11/23/05	83,263	83,059
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	119,334	118,936
Dorada Finance Inc.
3.76%, 01/26/06	9,323	9,239
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	88,569	88,302
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	141,714	141,199
Ford Credit Auto Receivables
4.00%, 12/12/05	15,509	15,438
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	438,804	437,254
Galaxy Funding Inc.
4.23%, 04/18/06	26,757	26,229
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	162,097	161,936
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	139,845	139,215
General Electric Co.
3.98%, 12/30/05	46,615	46,311
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	297,804	297,405

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	$116,538	$116,175
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	223,752	222,238
HSBC PLC
3.88%, 02/03/06	27,969	27,686
Jupiter Securitization Corp.
4.01%, 11/29/05	109,529	109,188
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	194,851	193,814
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	74,584	74,377
Nordea North America Inc.
4.16%, 04/04/06	97,892	96,149
Park Avenue Receivables Corp.
4.00%, 11/22/05	145,114	144,776
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	362,665	361,582
Park Sienna LLC
4.01%, 11/23/05	18,708	18,663
Polonius Inc.
4.01%, 11/23/05	51,277	51,151
Preferred Receivables Funding
4.01%, 11/29/05	25,355	25,276
Ranger Funding Co. LLC
4.03%, 11/30/05	98,679	98,359
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	93,230	92,136
Sedna Finance Inc.
3.92%, 02/21/06	23,308	23,023
Sigma Finance Inc.
4.16%, 04/06/06	55,938	54,930
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	70,855	70,525

Security	Shares or Principal	Value
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	$261,533	$260,918
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	20,057	20,008
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	62,320	61,877
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	376,574	375,379

		5,121,370
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	46,615	46,615

		46,615
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	28,901	28,899
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	149,168	149,154

		178,053
MONEY MARKET FUNDS – 0.07%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	172,750	172,750

		172,750
REPURCHASE AGREEMENTS[3] – 1.61%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $932,405 and an effective yield of 4.03%.[7]	$932,300	932,300
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $932,405 and an effective yield of 4.03%.[7]	932,300	932,300

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,212,127 and an effective yield of 4.03%.[7]	$1,211,990	$1,211,990
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $233,101 and an effective yield of 4.05%.[7]	233,075	233,075
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $466,202 and an effective yield of 4.03%.[7]	466,150	466,150

		3,775,815
TIME DEPOSITS[3] – 0.17%
Deutsche Bank
4.03%, 11/01/05	122,045	122,045
SunTrust Bank
3.97%, 11/01/05	279,690	279,690

		401,735
VARIABLE & FLOATING RATE NOTES[3] – 3.33%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	290,412	290,483
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	358,936	358,935
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	153,830	153,830
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	51,277	51,309
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	302,998	303,178
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	60,600	60,600
Bank of America N.A.
3.81%, 08/10/06	466,150	466,150
Bank of Ireland
3.97%, 11/17/06[4]	$93,230	$93,230
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	232,143	232,129
BMW US Capital LLC
3.94%, 11/15/06[4]	93,230	93,230
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	250,789	250,781
Commodore CDO Ltd.
3.91%, 06/13/06[4]	23,308	23,308
DEPFA Bank PLC
3.88%, 09/15/06	93,230	93,230
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	148,236	148,241
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	93,230	93,230
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	93,230	93,230
Fifth Third Bancorp.
3.99%, 09/22/06[4]	186,460	186,460
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	65,261	65,262
General Electric Capital Corp.
4.04%, 10/06/06	41,954	41,989
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	69,923	69,923
Hartford Life Global Funding Trusts
3.96%, 08/15/06	93,230	93,230
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	93,230	93,230
HSBC Bank USA N.A.
4.20%, 05/04/06	32,631	32,644
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	177,137	177,138
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	97,781	97,782

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. INDUSTRIAL SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	$363,597	$363,622
Lothian Mortgages PLC
4.02%, 01/24/06[4]	46,615	46,615
Marshall & Ilsley Bank
4.10%, 02/20/06	93,230	93,264
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	278,758	278,948
Mound Financing PLC
3.94%, 11/08/06[4]	186,460	186,460
Natexis Banques Populaires
3.95%, 10/16/06[4]	69,923	69,923
National City Bank (Ohio)
3.83%, 01/06/06	46,615	46,612
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	344,951	344,973
Nordea Bank AB
3.92%, 08/11/06[4]	163,153	163,153
Northern Rock PLC
3.87%, 08/03/06[4]	111,876	111,880
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	253,586	253,587
Principal Life Income Funding Trusts
3.74%, 05/10/06	69,923	69,924
Royal Bank of Scotland
3.80%, 04/05/06	124,695	124,675
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	79,246	79,243
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	383,176	383,172
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	93,230	93,230
Strips III LLC
4.08%, 07/24/06[4,8]	26,257	26,257
SunTrust Bank
4.19%, 04/28/06	139,845	139,845
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	207,903	207,884
Toyota Motor Credit Corp.
3.95%, 04/10/06	$41,954	$41,953
Union Hamilton Special Funding LLC
4.00%, 03/28/06	93,230	93,230
US Bank N.A.
4.01%, 09/29/06	41,954	41,944
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	207,403	207,403
Wells Fargo & Co.
3.96%, 09/15/06[4]	46,615	46,619
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	163,153	163,142
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	238,669	238,664
Winston Funding Ltd.
4.26%, 01/23/06[4]	66,566	66,566
World Savings Bank
3.89%, 03/09/06	139,845	139,842

		7,785,382

TOTAL SHORT-TERM INVESTMENTS (Cost: $19,459,057)		19,459,057

TOTAL INVESTMENTS IN SECURITIES – 108.24% (Cost: $244,335,061)		253,126,776
Other Assets, Less Liabilities – (8.24)%		(19,276,308)

NET ASSETS – 100.00%		$233,850,468

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.85%

BANKS – 42.53%
AMCORE Financial Inc.[1]	1,774	$52,706
Amegy Bancorporation Inc.	5,000	115,650
AmSouth Bancorp[1]	26,771	675,432
Associated Bancorp	9,181	286,539
BancorpSouth Inc.	5,448	120,782
Bank of America Corp.	306,806	13,419,694
Bank of Hawaii Corp.	4,084	209,836
Bank of New York Co. Inc. (The)[1]	59,064	1,848,113
BB&T Corp.[1]	41,700	1,765,578
Cathay General Bancorp	3,315	129,252
Chittenden Corp.[1]	3,555	102,277
Citizens Banking Corp.	2,790	81,329
City National Corp.	3,470	254,629
Colonial BancGroup Inc. (The)	11,707	285,065
Comerica Inc.	12,975	749,696
Commerce Bancorp Inc.[1]	12,076	367,956
Commerce Bancshares Inc.[1]	5,209	276,754
Compass Bancshares Inc.	9,366	456,686
Cullen/Frost Bankers Inc.	3,963	209,326
East West Bancorp Inc.	3,811	145,923
Fifth Third Bancorp	35,646	1,431,900
First BanCorp (Puerto Rico)[1]	5,648	64,500
First Horizon National Corp.	9,430	364,752
First Midwest Bancorp Inc.	3,550	134,971
FirstMerit Corp.	6,024	158,853
FNB Corp. (Pennsylvania)[1]	3,988	71,465
Fremont General Corp.[1]	5,132	111,313
Fulton Financial Corp.[1]	11,918	200,342
Greater Bay Bancorp[1]	3,940	98,855
Hibernia Corp. Class A	11,720	347,732
Hudson United Bancorp	3,399	140,957
Huntington Bancshares Inc.	16,601	386,139
Investors Financial Services Corp.[1]	5,056	193,038
KeyCorp[1]	30,834	994,088
M&T Bank Corp.	6,184	665,275
Marshall & Ilsley Corp.	14,544	624,810
Mellon Financial Corp.[1]	32,096	1,017,122
Mercantile Bankshares Corp.	6,189	348,812
National City Corp.	42,604	1,373,127
North Fork Bancorp Inc.	33,040	837,234
Northern Trust Corp.	14,728	$789,421
Old National Bancorp	5,288	115,860
Pacific Capital Bancorp	3,264	117,732
Park National Corp.[1]	888	96,099
PNC Financial Services Group	22,055	1,338,959
Popular Inc.[1]	18,500	374,810
Provident Bankshares Corp.	2,515	87,673
Regions Financial Corp.	35,000	1,139,250
Republic Bancorp Inc.[1]	5,428	74,092
Sky Financial Group Inc.	8,056	226,213
South Financial Group Inc. (The)	5,344	147,334
State Street Corp.	25,564	1,411,900
Sterling Bancshares Inc.	3,400	50,286
SunTrust Banks Inc.	27,434	1,988,416
Susquehanna Bancshares Inc.	3,507	80,977
SVB Financial Group[1,2]	2,697	134,068
Synovus Financial Corp.	19,513	536,022
TCF Financial Corp.[1]	9,816	266,014
TD Banknorth Inc.	6,501	187,164
Texas Regional Bancshares Inc. Class A1	3,420	100,309
TrustCo Bank Corp. NY1	5,596	72,188
Trustmark Corp.	3,855	108,094
U.S. Bancorp	141,857	4,196,130
UCBH Holdings Inc.[1]	7,007	121,922
UnionBanCal Corp.	4,410	301,997
United Bancshares Inc.[1]	3,154	115,121
Valley National Bancorp[1]	8,438	204,537
W Holding Co. Inc.	10,093	77,817
Wachovia Corp.	120,636	6,094,531
Webster Financial Corp.[1]	4,075	188,143
Wells Fargo & Co.	128,520	7,736,904
Westamerica Bancorp[1]	2,451	130,663
Whitney Holding Corp.	4,832	130,464
Wilmington Trust Corp.	5,114	193,872
Zions Bancorporation	6,797	499,376

		60,552,866
COMMERCIAL SERVICES – 0.97%
Equifax Inc.	10,181	350,939
Moody’s Corp.[1]	19,330	1,029,516

		1,380,455

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 50.03%
Affiliated Managers Group Inc.[2]	2,573	$197,478
American Express Co.	83,894	4,175,404
AmeriCredit Corp.[1,2]	11,301	252,577
Ameriprise Financial Inc.[2]	16,743	623,174
Ameritrade Holding Corp.[2]	20,635	433,954
Bear Stearns Companies Inc. (The)	8,177	865,127
Capital One Financial Corp.	18,765	1,432,708
CapitalSource Inc.[1,2]	6,145	135,190
Chicago Mercantile Exchange Holdings Inc.[1]	2,065	754,035
CIT Group Inc.	15,957	729,714
Citigroup Inc.	395,133	18,089,188
Countrywide Financial Corp.	45,051	1,431,270
Doral Financial Corp.	7,050	60,348
E*TRADE Financial Corp.[2]	27,926	518,027
Eaton Vance Corp.[1]	10,170	253,131
Edwards (A.G.) Inc.	6,047	255,909
Federal Home Loan Mortgage Corp.[1]	52,474	3,219,280
Federal National Mortgage Association	73,541	3,494,668
Federated Investors Inc. Class B	7,310	255,923
First Marblehead Corp. (The)[1]	2,450	72,496
Franklin Resources Inc.	10,619	938,401
Goldman Sachs Group Inc. (The)	31,308	3,956,392
IndyMac Bancorp Inc.	4,792	178,885
Investment Technology Group Inc.[2]	3,238	105,267
Janus Capital Group Inc.	17,359	304,650
Jefferies Group Inc.[1]	3,781	160,541
JP Morgan Chase & Co.	267,282	9,787,867
Knight Capital Group Inc. Class A2	8,276	79,201
LaBranche & Co. Inc.[1,2]	4,445	42,405
Legg Mason Inc.[1]	8,137	873,181
Lehman Brothers Holdings Inc.	21,024	2,515,942
MBNA Corp.	85,858	2,195,389
Merrill Lynch & Co. Inc.[1]	64,859	4,198,972
Morgan Stanley	75,350	4,099,794
Nasdaq Stock Market Inc. (The)[2]	4,470	138,078
Nuveen Investments Inc. Class A	4,556	184,381
Piper Jaffray Companies Inc.[2]	1,592	54,685
Raymond James Financial Inc.	4,662	158,648
Rowe (T.) Price Group Inc.	9,808	642,620
Schwab (Charles) Corp. (The)	84,279	$1,281,041
SLM Corp.	32,073	1,781,014
Stewart (W.P.) & Co. Ltd.[1]	1,704	40,385
SWS Group Inc.	1,352	23,944
Waddell & Reed Financial Inc. Class A	6,246	119,798
Westcorp Inc.	1,813	114,237

		71,225,319
INSURANCE – 0.81%
Fidelity National Title Group Inc. Class A2	2,042	44,414
Principal Financial Group Inc.[1]	22,248	1,104,168

		1,148,582
INTERNET – 0.02%
NetBank Inc.	3,552	27,777

		27,777
SAVINGS & LOANS – 5.22%
Anchor BanCorp Wisconsin Inc.	1,679	53,157
Astoria Financial Corp.	7,761	216,920
Commercial Capital Bancorp Inc.	3,732	59,936
Commercial Federal Corp.	3,027	103,523
Dime Community Bancshares[1]	2,662	38,333
Downey Financial Corp.	1,602	97,642
First Niagara Financial Group Inc.	9,058	133,424
FirstFed Financial Corp.[1,2]	1,258	67,290
Golden West Financial Corp.[1]	23,199	1,362,477
Harbor Florida Bancshares Inc.[1]	1,676	59,230
Hudson City Bancorp Inc.	45,205	535,227
Independence Community Bank Corp.	5,994	237,063
MAF Bancorp Inc.	2,466	102,438
New York Community Bancorp Inc.[1]	18,396	297,463
OceanFirst Financial Corp.[1]	729	16,454
People’s Bank	4,560	146,832
PFF Bancorp Inc.	1,702	51,128
Provident Financial Services Inc.[1]	5,184	91,238
Sovereign Bancorp Inc.	28,360	611,725
Washington Federal Inc.[1]	6,612	152,010
Washington Mutual Inc.[1]	75,632	2,995,027

		7,428,537
SOFTWARE – 0.27%
MoneyGram International Inc.	6,693	162,640

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Safeguard Scientifics Inc.[2]	9,781	$14,672
SEI Investments Co.[1]	5,298	205,562

		382,874

TOTAL COMMON STOCKS (Cost: $147,252,872)		142,146,410

SHORT-TERM INVESTMENTS – 6.93%
CERTIFICATES OF DEPOSIT[3] – 0.70%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$23,341	23,341
Bank of Nova Scotia
3.79%, 01/03/06	18,673	18,672
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	42,013	42,012
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	70,022	70,022
Credit Suisse New York
3.98%, 07/19/06	116,703	116,703
Dexia Credit Local
4.02%, 08/30/06	23,341	23,337
Fortis Bank NY
3.83% - 3.84%, 01/25/06	70,022	70,022
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	121,371	121,371
HSBC Bank USA N.A.
3.72%, 08/03/06	23,341	23,347
Nordea Bank AB
3.80%, 10/02/06	28,009	28,003
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	70,022	70,012
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	72,356	72,347
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	128,374	128,377
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	37,345	37,345

Security	Principal	Value
Unicredito Italiano SpA
3.80%, 06/14/06	$60,686	$60,672
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	84,493	84,492

		990,075
COMMERCIAL PAPER[3] – 1.80%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	46,681	46,374
Amsterdam Funding Corp.
4.05%, 11/01/05	70,022	70,022
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	116,703	116,536
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	163,385	162,888
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	62,688	62,399
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	58,352	58,120
CC USA Inc.
4.23%, 04/21/06	14,004	13,723
Chariot Funding LLC
4.00%, 11/23/05	41,691	41,589
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	59,752	59,553
Dorada Finance Inc.
3.76%, 01/26/06	4,668	4,626
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	44,347	44,213
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	70,958	70,700
Ford Credit Auto Receivables
4.00%, 12/12/05	7,765	7,730
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	219,714	218,944

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Principal	Value
Galaxy Funding Inc.
4.23%, 04/18/06	$13,398	$13,133
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	81,164	81,083
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	70,022	69,707
General Electric Co.
3.98%, 12/30/05	23,341	23,188
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	149,114	148,914
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	58,352	58,170
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	112,035	111,277
HSBC PLC
3.88%, 02/03/06	14,004	13,863
Jupiter Securitization Corp.
4.01%, 11/29/05	54,843	54,672
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	97,564	97,045
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	37,345	37,242
Nordea North America Inc.
4.16%, 04/04/06	49,015	48,143
Park Avenue Receivables Corp.
4.00%, 11/22/05	72,660	72,491
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	181,590	181,049
Park Sienna LLC
4.01%, 11/23/05	9,368	9,345
Polonius Inc.
4.01%, 11/23/05	25,675	25,612
Preferred Receivables Funding
4.01%, 11/29/05	12,695	12,656

Security	Shares or Principal	Value
Ranger Funding Co. LLC
4.03%, 11/30/05	$49,410	$49,249
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	46,681	46,134
Sedna Finance Inc.
3.92%, 02/21/06	11,670	11,528
Sigma Finance Inc.
4.16%, 04/06/06	28,009	27,504
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	35,478	35,312
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	130,952	130,645
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	10,043	10,018
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	31,204	30,983
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	188,555	187,956

		2,564,336
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	23,341	23,341

		23,341
MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[4]	14,471	14,470
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/064	74,690	74,683

		89,153
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	205,618	205,618

		205,618

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 1.33%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $ 466,865 and an effective yield of 4.03%.[7]	$466,813	$466,813
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $466,865 and an effective yield of 4.03%.[7]	466,813	466,813
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $606,925 and an effective yield of 4.03%.[7]	606,857	606,857
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $116,716 and an effective yield of 4.05%.[7]	116,703	116,703
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $233,433 and an effective yield of 4.03%.[7]	233,407	233,407

		1,890,593
TIME DEPOSITS[3] – 0.14%
Deutsche Bank
4.03%, 11/01/05	61,109	61,109
SunTrust Bank
3.97%, 11/01/05	140,044	140,044

		201,153
VARIABLE & FLOATING RATE NOTES[3] – 2.74%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	145,412	145,448
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	179,723	179,722
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	$77,024	$77,025
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	25,675	25,691
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	151,714	151,805
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	30,343	30,343
Bank of America N.A.
3.81%, 08/10/06	233,407	233,407
Bank of Ireland
3.97%, 11/17/06[4]	46,681	46,681
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	116,237	116,230
BMW US Capital LLC
3.94%, 11/15/06[4]	46,681	46,681
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	125,573	125,568
Commodore CDO Ltd.
3.91%, 06/13/06[4]	11,670	11,670
DEPFA Bank PLC
3.88%, 09/15/06	46,681	46,681
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	74,223	74,226
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	46,681	46,681
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	46,681	46,680
Fifth Third Bancorp.
3.99%, 09/22/06[4]	93,363	93,363
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	32,677	32,678

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Principal	Value
General Electric Capital Corp.
4.04%, 10/06/06	$21,007	$21,024
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	35,011	35,011
Hartford Life Global Funding Trusts
3.96%, 08/15/06	46,681	46,681
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	46,681	46,681
HSBC Bank USA N.A.
4.20%, 05/04/06	16,338	16,345
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	88,695	88,695
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	48,960	48,961
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	182,057	182,070
Lothian Mortgages PLC
4.02%, 01/24/06[4]	23,341	23,341
Marshall & Ilsley Bank
4.10%, 02/20/06	46,681	46,698
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	139,577	139,672
Mound Financing PLC
3.94%, 11/08/06[4]	93,363	93,363
Natexis Banques Populaires
3.95%, 10/16/06[4]	35,011	35,011
National City Bank (Ohio)
3.83%, 01/06/06	23,341	23,339
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	172,721	172,732
Nordea Bank AB
3.92%, 08/11/06[4]	81,692	81,692
Northern Rock PLC
3.87%, 08/03/06[4]	56,018	56,020
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	$126,973	$126,973
Principal Life Income Funding Trusts
3.74%, 05/10/06	35,011	35,012
Royal Bank of Scotland
3.80%, 04/05/06	62,436	62,426
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	39,679	39,678
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	191,860	191,858
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	46,681	46,681
Strips III LLC
4.08%, 07/24/06[4,8]	13,147	13,147
SunTrust Bank
4.19%, 04/28/06	70,022	70,022
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	104,099	104,090
Toyota Motor Credit Corp.
3.95%, 04/10/06	21,007	21,006
Union Hamilton Special Funding LLC
4.00%, 03/28/06	46,681	46,681
US Bank N.A.
4.01%, 09/29/06	21,007	21,002
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	103,849	103,849
Wells Fargo & Co.
3.96%, 09/15/06[4]	23,341	23,343
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	81,692	81,686
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	119,504	119,501
Winston Funding Ltd.
4.26%, 01/23/06[4]	33,330	33,330

SCHEDULES OF INVESTEMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. FINANCIAL SERVICES INDEX FUND

October 31, 2005

Security	Principal	Value
World Savings Bank
3.89%, 03/09/06	$70,022	$70,021

		3,898,222

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,862,491)		9,862,491

TOTAL INVESTMENTS IN SECURITIES – 106.78% (Cost: $157,115,363)		152,008,901
Other Assets, Less Liabilities – (6.78)%		(9,653,332)

NET ASSETS – 100.00%		$142,355,569

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS - 99.91%
DIVERSIFIED FINANCIAL SERVICES - 0.48%
Friedman, Billings, Ramsey Group Inc. Class A1	382,992	$3,397,139

		3,397,139
FOREST PRODUCTS & PAPER - 3.83%
Plum Creek Timber Co. Inc.	498,931	19,408,416
Rayonier Inc.[1]	197,887	7,565,220

		26,973,636
REAL ESTATE - 3.91%
CB Richard Ellis Group Inc. Class A1,2	136,904	6,687,760
Forest City Enterprises Inc. Class A1	120,738	4,454,025
Jones Lang LaSalle Inc.	71,308	3,585,366
St. Joe Co. (The)[1]	194,541	12,829,979

		27,557,130
REAL ESTATE INVESTMENT TRUSTS - 91.69%
Alexandria Real Estate Equities Inc.[1]	53,135	4,295,965
AMB Property Corp.	223,086	9,855,939
American Financial Realty Trust[1]	374,955	4,615,696
American Home Mortgage Investment Corp.[1]	119,239	3,223,030
Annaly Mortgage Management Inc.[1]	424,242	4,870,298
Apartment Investment & Management Co. Class A1	254,499	9,772,762
Archstone-Smith Trust	536,501	21,765,845
Arden Realty Group Inc.[1]	170,547	7,698,492
AvalonBay Communities Inc.[1]	193,393	16,680,146
Boston Properties Inc.[1]	283,758	19,641,729
Brandywine Realty Trust[1]	146,616	4,017,278
BRE Properties Inc. Class A1	134,276	5,922,914
Camden Property Trust	135,774	7,650,865
Capital Automotive REIT[1]	119,148	4,601,496
CarrAmerica Realty Corp.	134,954	4,444,035
CBL & Associates Properties Inc.[1]	159,194	5,945,896
CenterPoint Properties Trust[1]	131,314	5,982,666
Colonial Properties Trust[1]	78,622	3,436,568
Cousins Properties Inc.[1]	109,237	3,226,861
Crescent Real Estate Equities Co.[1]	273,264	5,451,617
Developers Diversified Realty Corp.	286,175	12,500,124
Duke Realty Corp.[1]	382,830	13,054,503
Equity Inns Inc.[1]	142,992	$1,864,616
Equity Lifestyle Properties Inc.[1]	59,036	2,498,994
Equity Office Properties Trust	1,072,986	33,047,969
Equity Residential[1]	742,505	29,143,321
Essex Property Trust Inc.[1]	57,793	5,194,435
Federal Realty Investment Trust[1]	142,118	8,619,457
FelCor Lodging Trust Inc.[1,2]	146,820	2,190,554
First Industrial Realty Trust Inc.[1]	111,030	4,511,149
General Growth Properties Inc.[1]	622,460	26,442,101
Glenborough Realty Trust Inc.[1]	98,462	1,883,578
Health Care Property Investors Inc.	358,085	9,113,263
Health Care REIT Inc.[1]	141,860	4,999,146
Healthcare Realty Trust Inc.[1]	123,177	4,661,018
Highwoods Properties Inc.[1]	145,000	4,090,450
Home Properties Inc.	84,480	3,282,048
Hospitality Properties Trust	160,248	6,361,846
Host Marriott Corp.[1]	892,461	14,984,420
HRPT Properties Trust	590,932	6,447,068
Impac Mortgage Holdings Inc.	55,366	555,875
iStar Financial Inc.	301,839	11,128,804
Kilroy Realty Corp.[1]	77,191	4,334,275
Kimco Realty Corp.[1]	497,813	14,745,221
Liberty Property Trust	228,474	9,525,081
Macerich Co. (The)[1]	158,646	10,196,178
Mack-Cali Realty Corp.	152,839	6,518,583
Meristar Hospitality Corp.[1,2]	302,884	2,626,004
Mills Corp.[1]	156,976	8,398,216
Nationwide Health Properties Inc.[1]	185,505	4,301,861
New Century Financial Corp.[1]	147,938	4,566,846
New Plan Excel Realty Trust Inc.[1]	268,032	6,162,056
Novastar Financial Inc.	40,810	1,201,038
Pan Pacific Retail Properties Inc.[1]	111,101	7,054,913
Pennsylvania Real Estate Investment Trust[1]	103,176	3,972,276
Post Properties Inc.[1]	103,161	4,208,969
Prentiss Properties Trust[1]	109,944	4,338,390
ProLogis	619,253	26,627,879
Public Storage Inc.[1]	231,638	15,334,436
Realty Income Corp.[1]	221,054	4,922,873
Reckson Associates Realty Corp.[1]	212,060	7,443,306
Redwood Trust Inc.[1]	86,003	4,003,440

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Regency Centers Corp.	161,413	$8,985,862
Saxon Capital Inc.[1]	103,083	1,025,676
Shurgard Storage Centers Inc. Class A1	126,789	7,154,703
Simon Property Group Inc.[1]	587,105	42,048,460
SL Green Realty Corp.	108,107	7,354,519
Taubman Centers Inc.[1]	134,170	4,423,585
Thornburg Mortgage Inc.[1]	264,770	6,711,919
Trizec Properties Inc.[1]	245,202	5,455,744
United Dominion Realty Trust Inc.[1]	355,391	7,864,803
Ventas Inc. [1]	231,860	7,101,872
Vornado Realty Trust[1]	326,979	26,485,299
Washington Real Estate Investment Trust[1]	114,636	3,421,885
Weingarten Realty Investors	220,830	7,852,715

		646,043,720

TOTAL COMMON STOCKS (Cost: $ 774,281,983)		703,971,625
SHORT-TERM INVESTMENTS – 33.21%
CERTIFICATES OF DEPOSIT[3] – 3.40%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$564,691	564,691
Bank of Nova Scotia
3.79%, 01/03/06	451,753	451,729
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	1,016,444	1,016,405
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	1,694,073	1,694,073
Credit Suisse New York
3.98%, 07/19/06	2,823,455	2,823,455
Dexia Credit Local
4.02%, 08/30/06	564,691	564,598
Fortis Bank NY
3.83% - 3.84%, 01/25/06	1,694,073	1,694,080
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	2,936,393	2,936,393
HSBC Bank USA N.A.
3.72%, 08/03/06	564,691	564,842

Security	Principal	Value
Nordea Bank AB
3.80%, 10/02/06	$677,629	$677,483
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	1,694,073	1,693,831
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	1,750,542	1,750,313
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	3,105,801	3,105,884
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	903,506	903,507
Unicredito Italiano SpA
3.80%, 06/14/06	1,468,197	1,467,876
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	2,044,181	2,044,151

		23,953,311
COMMERCIAL PAPER[3] – 8.80%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	1,129,382	1,121,938
Amsterdam Funding Corp.
4.05%, 11/01/05	1,694,073	1,694,073
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	2,823,455	2,819,409
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	3,952,837	3,940,809
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	1,516,636	1,509,643
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	1,411,728	1,406,123
CC USA Inc.
4.23%, 04/21/06	338,815	332,007
Chariot Funding LLC
4.00%, 11/23/05	1,008,640	1,006,174

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S . REAL ESTATE INDEX FUND

October 31, 2005

Security	Principal	Value
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	$1,445,609	$1,440,788
Dorada Finance Inc.
3.76%, 01/26/06	112,938	111,924
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	1,072,913	1,069,683
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	1,716,717	1,710,473
Ford Credit Auto Receivables
4.00%, 12/12/05	187,873	187,017
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	5,315,640	5,296,836
Galaxy Funding Inc.
4.23%, 04/18/06	324,133	317,734
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	1,963,634	1,961,687
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	1,694,073	1,686,440
General Electric Co.
3.98%, 12/30/05	564,691	561,008
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	3,607,574	3,602,752
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	1,411,728	1,407,338
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	2,710,517	2,692,175
HSBC PLC
3.88%, 02/03/06	338,815	335,382
Jupiter Securitization Corp.
4.01%, 11/29/05	1,326,832	1,322,694
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	2,360,408	2,347,851
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	$903,506	$900,996
Nordea North America Inc.
4.16%, 04/04/06	1,185,851	1,164,748
Park Avenue Receivables Corp.
4.00%, 11/22/05	1,757,906	1,753,804
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	4,393,296	4,380,184
Park Sienna LLC
4.01%, 11/23/05	226,633	226,078
Polonius Inc.
4.01%, 11/23/05	621,160	619,638
Preferred Receivables Funding
4.01%, 11/29/05	307,147	306,189
Ranger Funding Co. LLC
4.03%, 11/30/05	1,195,394	1,191,514
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	1,129,382	1,116,134
Sedna Finance Inc.
3.92%, 02/21/06	282,346	278,902
Sigma Finance Inc.
4.16%, 04/06/06	677,629	665,414
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	858,330	854,333
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	3,168,188	3,160,737
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	242,964	242,370
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	754,935	749,575
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	4,561,789	4,547,318

		62,039,892

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[3] – 0.08%
Army & Air Force Exchange Service
3.86%, 11/03/05	$564,691	$564,691

		564,691
MEDIUM-TERM NOTES[3] – 0.31%
Dorada Finance Inc.
3.93%, 07/07/06[4]	350,108	350,085
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	1,807,011	1,806,843

		2,156,928
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	352,637	352,637

		352,637
REPURCHASE AGREEMENTS[3]– 6.49%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $11,295,084 and an effective yield of 4.03%.[7]	$11,293,820	11,293,820
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $11,295,084 and an effective yield of 4.03%.[7]	11,293,820	11,293,820
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $14,683,610 and an effective yield of 4.03%.[7]	14,681,966	14,681,966
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,823,773 and an effective yield of 4.05%.[7]	2,823,455	2,823,455

Security	Principal	Value
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $5,647,542 and an effective yield of 4.03%.[7]	$5,646,910	$5,646,910

		45,739,971
TIME DEPOSITS[3] – 0.69%
Deutsche Bank
4.03%, 11/01/05	1,478,440	1,478,440
SunTrust Bank
3.97%, 11/01/05	3,388,146	3,388,146

		4,866,586
VARIABLE & FLOATING RATE NOTES[3]– 13.39%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	3,518,025	3,518,889
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	4,348,121	4,348,096
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	1,863,480	1,863,481
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	621,160	621,553
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	3,670,492	3,672,673
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	734,098	734,098
Bank of America N.A.
3.81%, 08/10/06	5,646,910	5,646,910
Bank of Ireland
3.97%, 11/17/06[4]	1,129,382	1,129,382
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	2,812,161	2,812,002
BMW US Capital LLC
3.94%, 11/15/06[4]	1,129,382	1,129,382

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2005

Security	Principal	Value
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	$3,038,038	$3,037,939
Commodore CDO Ltd.
3.91%, 06/13/06[4]	282,346	282,346
DEPFA Bank PLC
3.88%, 09/15/06	1,129,382	1,129,382
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	1,795,717	1,795,781
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	1,129,382	1,129,382
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	1,129,382	1,129,370
Fifth Third Bancorp.
3.99%, 09/22/06[4]	2,258,764	2,258,764
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	790,567	790,577
General Electric Capital Corp.
4.04%, 10/06/06	508,222	508,653
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	847,037	847,037
Hartford Life Global Funding Trusts
3.96%, 08/15/06	1,129,382	1,129,382
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	1,129,382	1,129,382
HSBC Bank USA N.A.
4.20%, 05/04/06	395,284	395,446
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	2,145,826	2,145,840
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	1,184,517	1,184,516
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	4,404,590	4,404,898
Lothian Mortgages PLC
4.02%, 01/24/06[4]	564,691	564,691
Marshall & Ilsley Bank
4.10%, 02/20/06	$1,129,382	$1,129,796
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	3,376,852	3,379,153
Mound Financing PLC
3.94%, 11/08/06[4]	2,258,764	2,258,764
Natexis Banques Populaires
3.95%, 10/16/06[4]	847,037	847,037
National City Bank (Ohio)
3.83%, 01/06/06	564,691	564,660
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	4,178,713	4,178,983
Nordea Bank AB
3.92%, 08/11/06[4]	1,976,419	1,976,419
Northern Rock PLC
3.87%, 08/03/06[4]	1,355,258	1,355,311
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	3,071,919	3,071,921
Principal Life Income Funding Trusts
3.74%, 05/10/06	847,037	847,059
Royal Bank of Scotland
3.80%, 04/05/06	1,510,548	1,510,302
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	959,975	959,947
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	4,641,760	4,641,730
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	1,129,382	1,129,382
Strips III LLC
4.08%, 07/24/06[4,8]	318,073	318,073
SunTrust Bank
4.19%, 04/28/06	1,694,073	1,694,073
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	2,518,522	2,518,293

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. REAL ESTATE INDEX FUND

October 31, 2005

Security	Principal	Value
Toyota Motor Credit Corp.
3.95%, 04/10/06	$508,222	$508,219
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,129,382	1,129,382
US Bank N.A.
4.01%, 09/29/06	508,222	508,101
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	2,512,466	2,512,465
Wells Fargo & Co.
3.96%, 09/15/06[4]	564,691	564,738
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	1,976,419	1,976,298
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	2,891,218	2,891,163
Winston Funding Ltd.
4.26%, 01/23/06[4]	806,379	806,379
World Savings Bank
3.89%, 03/09/06	1,694,073	1,694,040

		94,311,540

TOTAL SHORT-TERM INVESTMENTS (Cost: $233,985,556)		233,985,556

TOTAL INVESTMENTS IN SECURITIES – 133.12% (Cost: $1,008,267,539)		937,957,181
Other Assets, Less Liabilities – (33.12)%		(233,353,101)

NET ASSETS – 100.00%		$704,604,080

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.93%

ADVERTISING – 0.01%
Getty Images Inc.[1]	171	$14,195

		14,195
AEROSPACE & DEFENSE – 1.30%
Boeing Co. (The)	1,241	80,218
Raytheon Co.	2,632	97,252
Rockwell Collins Inc.	23,485	1,076,083
United Technologies Corp.	4,097	210,094

		1,463,647
AIRLINES – 0.47%
Southwest Airlines Co.	32,825	525,528

		525,528
APPAREL – 2.72%
Nike Inc. Class B	28,084	2,360,460
Reebok International Ltd.	3,578	204,125
Timberland Co. Class A1	17,778	500,451

		3,065,036
AUTO MANUFACTURERS – 0.09%
Ford Motor Co.	12,856	106,962

		106,962
AUTO PARTS & EQUIPMENT – 1.17%
Cooper Tire & Rubber Co.	866	11,830
Johnson Controls Inc.	19,297	1,313,161

		1,324,991
BANKS – 9.60%
Bank of America Corp.	272	11,897
Bank of Hawaii Corp.	607	31,188
Comerica Inc.	7,131	412,029
First Horizon National Corp.	30,213	1,168,639
Northern Trust Corp.	8,130	435,768
Regions Financial Corp.	4,799	156,207
State Street Corp.	4,145	228,928
Synovus Financial Corp.	46,080	1,265,818
TD Banknorth Inc.	33,981	978,313
Wachovia Corp.	10,568	533,895
Wells Fargo & Co.	93,050	5,601,610

		10,824,292
BEVERAGES – 0.92%
Coca-Cola Enterprises Inc.	835	$15,781
Molson Coors Brewing Co. Class B	9,698	598,367
PepsiCo Inc.	7,248	428,212

		1,042,360
BIOTECHNOLOGY – 1.21%
Amgen Inc.[1]	10,277	778,586
Genentech Inc.[1]	5,354	485,072
Genzyme Corp.[1]	1,232	89,074
Nektar Therapeutics[1]	657	9,894

		1,362,626
BUILDING MATERIALS – 0.09%
Florida Rock Industries Inc.	1,818	103,444

		103,444
CHEMICALS – 2.78%
Ecolab Inc.	47,732	1,578,975
Lubrizol Corp.	8,369	348,067
Praxair Inc.	14,737	728,155
Rohm & Haas Co.	11,176	486,491

		3,141,688
COMMERCIAL SERVICES – 0.11%
BearingPoint Inc.[1]	2,112	14,826
Convergys Corp.[1]	805	13,081
Deluxe Corp.	2,402	80,059
ServiceMaster Co. (The)	875	11,007

		118,973
COMPUTERS – 3.56%
Apple Computer Inc.[1]	8,149	469,301
Cognizant Technology Solutions Corp.[1]	1,781	78,328
Dell Inc.[1]	1,943	61,943
Electronic Data Systems Corp.	6,376	148,625
EMC Corp.[1]	7,261	101,364
Hewlett-Packard Co.	71,987	2,018,515
International Business Machines Corp.	12,148	994,678
Maxtor Corp.[1]	2,867	10,034
National Instruments Corp.	431	10,301
Network Appliance Inc.[1]	605	16,553
Sun Microsystems Inc.[1]	27,795	111,180

		4,020,822

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2005

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.18%
Avon Products Inc.	22,566	$609,056
Procter & Gamble Co.	12,901	722,327

		1,331,383
DISTRIBUTION & WHOLESALE – 0.14%
Fastenal Co.	2,217	155,478

		155,478
DIVERSIFIED FINANCIAL SERVICES – 8.10%
American Express Co.	101,485	5,050,908
Chicago Mercantile Exchange Holdings Inc.	67	24,465
Doral Financial Corp.	3,850	32,956
Federal Home Loan Mortgage Corp.	11,580	710,433
Federal National Mortgage Association	29,194	1,387,299
Instinet Group Inc.	3,309	16,346
MBNA Corp.	40,157	1,026,814
Nuveen Investments Inc. Class A	16,370	662,494
Schwab (Charles) Corp. (The)	12,860	195,472
SLM Corp.	221	12,272
Student Loan Corp.	102	22,358

		9,141,817
ELECTRIC – 1.71%
Calpine Corp.[1]	5,162	12,286
Northeast Utilities	1,192	21,682
Pinnacle West Capital Corp.	261	10,899
Progress Energy Inc.	35,023	1,526,653
TXU Corp.	3,536	356,252

		1,927,772
ELECTRONICS – 1.30%
Agilent Technologies Inc.[1]	44,738	1,432,063
Arrow Electronics Inc.[1]	461	13,604
Sanmina-SCI Corp.[1]	4,452	16,250

		1,461,917
FOOD – 3.99%
General Mills Inc.	76,442	3,689,091
SUPERVALU Inc.	2,776	87,250
Whole Foods Market Inc.	5,019	723,388

		4,499,729
FOREST PRODUCTS & PAPER – 0.07%
International Paper Co.	2,521	73,563

		73,563
HEALTH CARE – PRODUCTS – 6.36%
Baxter International Inc.	25,594	$978,459
Edwards Lifesciences Corp.[1]	822	34,014
Guidant Corp.	8,700	548,100
Johnson & Johnson	74,094	4,639,766
Medtronic Inc.	14,837	840,664
Zimmer Holdings Inc.[1]	2,039	130,027

		7,171,030
HEALTH CARE – SERVICES – 1.03%
Aetna Inc.	1,469	130,095
DaVita Inc.[1]	2,648	130,229
HCA Inc.	2,144	103,319
LifePoint Hospitals Inc.[1]	1,365	53,371
PacifiCare Health Systems Inc.[1]	2,387	196,593
UnitedHealth Group Inc.	5,199	300,970
WellPoint Inc.[1]	3,262	243,606

		1,158,183
HOME BUILDERS – 0.09%
Horton (D.R.) Inc.	3,261	100,080

		100,080
HOME FURNISHINGS – 0.34%
Whirlpool Corp.	4,934	387,319

		387,319
HOUSEHOLD PRODUCTS & WARES – 0.01%
Avery Dennison Corp.	219	12,406

		12,406
INSURANCE – 5.40%
Ambac Financial Group Inc.	6,501	460,856
CIGNA Corp.	2,371	274,728
Cincinnati Financial Corp.	21,952	934,058
Genworth Financial Inc. Class A	3,286	104,133
Hartford Financial Services Group Inc.	7,603	606,339
Nationwide Financial Services Inc.	13,253	535,289
Principal Financial Group Inc.	2,664	132,214
Prudential Financial Inc.	9,344	680,150
SAFECO Corp.	9,038	503,417
St. Paul Travelers Companies Inc.	40,092	1,805,343
UNUMProvident Corp.	2,904	58,922

		6,095,449

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2005

Security	Shares	Value
INTERNET – 1.61%
eBay Inc.[1]	9,501	$376,240
F5 Networks Inc.[1]	332	17,274
Google Inc. Class A1	1,763	656,083
Symantec Corp.[1]	31,671	755,353
Yahoo! Inc.[1]	350	12,939

		1,817,889
INVESTMENT COMPANIES – 0.09%
Allied Capital Corp.	3,656	98,785

		98,785
IRON & STEEL – 0.19%
Allegheny Technologies Inc.	1,076	30,892
Nucor Corp.	2,176	130,234
United States Steel Corp.	1,521	55,562

		216,688
LEISURE TIME – 0.02%
Sabre Holdings Corp.	1,139	22,245

		22,245
LODGING – 0.53%
Marriott International Inc. Class A	9,967	594,233

		594,233
MACHINERY – 1.49%
Cummins Inc.	9,527	813,320
Deere & Co.	7,358	446,483
Graco Inc.	8,314	284,921
Rockwell Automation Inc.	2,516	133,725

		1,678,449
MANUFACTURING – 4.98%
Donaldson Co. Inc.	482	15,062
Eastman Kodak Co.	38,571	844,705
General Electric Co.	68,013	2,306,321
3M Co.	32,207	2,447,088

		5,613,176
MEDIA – 3.03%
CKX Inc.[1]	879	11,023
Comcast Corp. Class A1	8,876	247,019
Liberty Global Inc. Class A1	320	7,926
Liberty Media Corp. Class A1	23,396	186,466
McGraw-Hill Companies Inc. (The)	9,024	441,635
New York Times Co. Class A	28,336	771,873
Sirius Satellite Radio Inc.[1]	15,166	$94,636
Univision Communications Inc. Class A1	36,425	952,149
Washington Post Co. (The) Class B	944	703,280

		3,416,007
METAL FABRICATE & HARDWARE – 0.26%
Worthington Industries Inc.	14,704	295,844

		295,844
MINING – 0.01%
Alcoa Inc.	531	12,898

		12,898
OFFICE & BUSINESS EQUIPMENT – 1.61%
Pitney Bowes Inc.	27,067	1,138,979
Xerox Corp.[1]	49,985	678,296

		1,817,275
OFFICE FURNISHINGS – 0.25%
Herman Miller Inc.	10,162	278,540

		278,540
OIL & GAS – 5.78%
Apache Corp.	9,668	617,108
Chesapeake Energy Corp.	7,867	252,531
Chevron Corp.	184	10,501
Denbury Resources Inc.[1]	2,161	94,284
Devon Energy Corp.	7,172	433,045
EOG Resources Inc.	3,875	262,648
Exxon Mobil Corp.	34,860	1,957,040
Newfield Exploration Co.[1]	6,421	291,064
Noble Corp.	5,966	384,091
Noble Energy Inc.	7,008	280,670
Pioneer Natural Resources Co.	11,274	564,264
Pride International Inc.[1]	3,424	96,112
Quicksilver Resources Inc.[1]	5,059	195,935
Range Resources Corp.	5,902	210,642
Southwestern Energy Co.[1]	3,466	251,424
Unit Corp.[1]	2,320	121,568
Valero Energy Corp.	3,504	368,761
XTO Energy Inc.	3,072	133,509

		6,525,197
OIL & GAS SERVICES – 0.42%
Schlumberger Ltd.	1,182	107,290

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2005

Security	Shares	Value
Smith International Inc.	10,402	$337,025
Tidewater Inc.	526	24,175

		468,490
PHARMACEUTICALS – 5.96%
American Pharmaceutical Partners Inc.[1]	608	26,174
Bristol-Myers Squibb Co.	223,103	4,723,091
Caremark Rx Inc.[1]	912	47,789
Forest Laboratories Inc.[1]	286	10,842
Medco Health Solutions Inc.[1]	519	29,324
Merck & Co. Inc.	25,226	711,878
Pfizer Inc.	53,676	1,166,916
VCA Antech Inc.[1]	474	12,229

		6,728,243
REAL ESTATE INVESTMENT TRUSTS – 0.79%
Duke Realty Corp.	1,286	43,853
General Growth Properties Inc.	16,891	717,530
HRPT Properties Trust	1,760	19,202
Mills Corp.	437	23,380
Weingarten Realty Investors	2,509	89,220

		893,185
RETAIL – 3.26%
Bed Bath & Beyond Inc.[1]	355	14,385
Darden Restaurants Inc.	2,593	84,065
Dollar General Corp.	620	12,053
Gap Inc. (The)	16,429	283,893
McDonald’s Corp.	3,356	106,050
Men’s Wearhouse Inc. (The)[1]	3,213	79,361
Nordstrom Inc.	5,535	191,788
Office Depot Inc.[1]	10,870	299,251
PETsMART Inc.	3,292	77,362
Staples Inc.	50,300	1,143,319
Starbucks Corp.[1]	41,370	1,169,944
Walgreen Co.	2,037	92,541
Wendy’s International Inc.	2,597	121,332

		3,675,344
SAVINGS & LOANS – 1.58%
Golden West Financial Corp.	272	15,975
Sovereign Bancorp Inc.	5,144	110,956
Washington Mutual Inc.	41,844	1,657,022

		1,783,953
SEMICONDUCTORS – 4.55%
Advanced Micro Devices Inc.[1]	16,136	$374,678
Applied Materials Inc.	27,602	452,121
Atmel Corp.[1]	4,576	11,257
Intel Corp.	128,151	3,011,549
Lam Research Corp.[1]	449	15,149
LSI Logic Corp.[1]	3,114	25,255
Micron Technology Inc.[1]	4,129	53,636
Rambus Inc.[1]	984	12,546
Texas Instruments Inc.	35,125	1,002,819
Xilinx Inc.	7,095	169,925

		5,128,935
SOFTWARE – 5.82%
Adobe Systems Inc.	12,845	414,251
Autodesk Inc.	4,583	206,831
BEA Systems Inc.[1]	51,935	458,067
BMC Software Inc.[1]	676	13,243
Cerner Corp.[1]	1,454	122,790
Citrix Systems Inc.[1]	528	14,557
Compuware Corp.[1]	3,739	30,249
Electronic Arts Inc.[1]	5,870	333,886
Microsoft Corp.	159,822	4,107,425
NAVTEQ Corp.[1]	394	15,413
Novell Inc.[1]	12,130	92,431
Oracle Corp.[1]	44,818	568,292
Pixar Inc.[1]	1,773	89,944
Red Hat Inc.[1]	829	19,249
Siebel Systems Inc.	4,170	43,160
Total System Services Inc.	1,792	38,188

		6,567,976
TELECOMMUNICATIONS – 3.49%
Avaya Inc.[1]	1,148	13,225
BellSouth Corp.	2,463	64,087
CIENA Corp.[1]	6,466	15,324
Cisco Systems Inc.[1]	91,312	1,593,394
Corning Inc.[1]	9,473	190,313
JDS Uniphase Corp.[1]	12,687	26,643
Juniper Networks Inc.[1]	557	12,995
Level 3 Communications Inc.[1,2]	5,374	15,585
Lucent Technologies Inc.[1]	54,906	156,482
Motorola Inc.	39,175	868,118

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Nextel Partners Inc. Class A1	2,682	$67,452
QUALCOMM Inc.	309	12,286
Tellabs Inc.[1]	44,780	428,097
3Com Corp.[1]	4,322	16,640
United States Cellular Corp.[1]	244	12,444
Verizon Communications Inc.	14,082	443,724

		3,936,809
TRANSPORTATION – 0.46%
United Parcel Service Inc. Class B	7,097	517,655

		517,655

TOTAL COMMON STOCKS (Cost: $111,319,595)		112,718,506
SHORT-TERM INVESTMENTS – 0.05%
CERTIFICATES OF DEPOSIT[3] – 0.00%
Miscellaneous securities
2.66% - 4.03%, 11/09/05 - 10/02/06	$60	60

		60
COMMERCIAL PAPER[3] – 0.00%
Miscellaneous securities
3.71% - 4.23%, 11/01/05 - 04/21/06	160	160

		160
LOAN PARTICIPATIONS[3] – 0.00%
Army & Air Force Exchange Service
3.86%, 11/03/05	1	1

		1
MEDIUM-TERM NOTES[3] – 0.00%
Miscellaneous securities
3.90% - 3.94%, 07/07/06 - 09/11/06	6	6

		6
MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[5,6]	61,254	61,254

		61,254

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 0.00%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $30 and an effective yield of 4.03%.[7]	$30	$30
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $30 and an effective yield of 4.03%.[7]	30	30
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $39 and an effective yield of 4.03%.[7]	39	39
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $7 and an effective yield of 4.05%.[7]	7	7
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $15 and an effective yield of 4.03%.[7]	15	15

		121
TIME DEPOSITS[3] – 0.00%
Miscellaneous securities
3.97% - 4.03%, 11/01/05	13	13

		13
VARIABLE & FLOATING RATE NOTES[3] – 0.00%
Miscellaneous securities
3.74% - 4.26%, 11/01/05 - 11/27/06	257	257

		257

TOTAL SHORT-TERM INVESTMENTS (Cost: $61,872)		61,872

TOTAL INVESTMENTS IN SECURITIES – 99.98% (Cost: $111,381,467)		$112,780,378
Other Assets, Less Liabilities – 0.02%		22,712

NET ASSETS – 100.00%		$112,803,090

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® KLD SELECT SOCIALSM INDEX FUND

October 31, 2005

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.93%

REAL ESTATE INVESTMENT TRUSTS – 99.93%
AMB Property Corp.[1]	906,882	$40,066,047
Archstone-Smith Trust[1]	1,805,032	73,230,148
Arden Realty Group Inc.[1]	744,218	33,594,000
AvalonBay Communities Inc.[1]	713,119	61,506,514
Boston Properties Inc.[1]	1,088,014	75,312,329
Camden Property Trust	204,263	11,510,220
CarrAmerica Realty Corp.	631,464	20,794,109
CenterPoint Properties Trust[1]	363,384	16,555,775
Cousins Properties Inc.[1]	568,109	16,781,940
Developers Diversified Realty Corp.	901,164	39,362,844
Duke Realty Corp.[1]	1,188,689	40,534,295
Equity Office Properties Trust[1]	3,741,001	115,222,831
Equity Residential	2,483,844	97,490,877
Essex Property Trust Inc.[1]	212,899	19,135,362
General Growth Properties Inc.[1]	2,114,452	89,821,921
Health Care Property Investors Inc.[1]	1,066,606	27,145,123
Host Marriott Corp.[1]	2,714,918	45,583,473
Kimco Realty Corp.[1]	2,266,214	67,125,259
Liberty Property Trust	938,487	39,125,523
Macerich Co. (The)[1]	498,038	32,008,902
Mills Corp. [1]	564,563	30,204,120
Pan Pacific Retail Properties Inc.[1]	429,562	27,277,187
ProLogis[1]	2,029,286	87,259,298
Public Storage Inc.[1]	1,259,765	83,396,443
Reckson Associates Realty Corp.[1]	902,407	31,674,486
Regency Centers Corp.[1]	645,435	35,931,366
Simon Property Group Inc.[1]	1,736,803	124,389,831
SL Green Realty Corp.	431,172	29,332,631
Vornado Realty Trust[1]	1,280,888	103,751,928
Weingarten Realty Investors[1]	745,094	26,495,543

		1,541,620,325

TOTAL COMMON STOCKS (Cost: $1,442,162,953)		1,541,620,325
SHORT-TERM INVESTMENTS – 20.60%
CERTIFICATES OF DEPOSIT[2] – 2.11%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$765,772	765,772

Security	Principal	Value
Bank of Nova Scotia
3.79%, 01/03/06	$612,618	$612,585
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	1,378,390	1,378,337
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	2,297,317	2,297,316
Credit Suisse New York
3.98%, 07/19/06	3,828,861	3,828,861
Dexia Credit Local
4.02%, 08/30/06	765,772	765,646
Fortis Bank NY
3.83% - 3.84%, 01/25/06	2,297,317	2,297,325
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	3,982,016	3,982,015
HSBC Bank USA N.A.
3.72%, 08/03/06	765,772	765,977
Nordea Bank AB
3.80%, 10/02/06	918,927	918,729
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	2,297,317	2,296,989
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[3]	2,373,894	2,373,583
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	4,211,747	4,211,861
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	1,225,236	1,225,237
Unicredito Italiano SpA
3.80%, 06/14/06	1,991,008	1,990,573
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	2,772,096	2,772,055

		32,482,861

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2005

Security	Principal	Value
COMMERCIAL PAPER[2] – 5.45%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	$1,531,544	$1,521,449
Amsterdam Funding Corp.
4.05%, 11/01/05	2,297,317	2,297,317
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	3,828,861	3,823,375
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	5,360,406	5,344,095
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	2,056,696	2,047,213
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	1,914,431	1,906,831
CC USA Inc.
4.23%, 04/21/06	459,463	450,232
Chariot Funding LLC
4.00%, 11/23/05	1,367,807	1,364,464
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	1,960,377	1,953,839
Dorada Finance Inc.
3.76%, 01/26/06	153,154	151,779
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	1,454,967	1,450,586
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	2,328,024	2,319,557
Ford Credit Auto Receivables
4.00%, 12/12/05	254,772	253,612
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	7,208,490	7,183,006
Galaxy Funding Inc.
4.23%, 04/18/06	439,553	430,876
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	2,662,866	2,660,226
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	$2,297,317	$2,286,965
General Electric Co.
3.98%, 12/30/05	765,772	760,777
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	4,892,197	4,885,657
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	1,914,431	1,908,479
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	3,675,707	3,650,834
HSBC PLC
3.88%, 02/03/06	459,463	454,808
Jupiter Securitization Corp.
4.01%, 11/29/05	1,799,304	1,793,693
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	3,200,928	3,183,900
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	1,225,236	1,221,831
Nordea North America Inc.
4.16%, 04/04/06	1,608,122	1,579,504
Park Avenue Receivables Corp.
4.00%, 11/22/05	2,383,880	2,378,317
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	5,957,708	5,939,926
Park Sienna LLC
4.01%, 11/23/05	307,335	306,582
Polonius Inc.
4.01%, 11/23/05	842,349	840,285
Preferred Receivables Funding
4.01%, 11/29/05	416,519	415,220
Ranger Funding Co. LLC
4.03%, 11/30/05	1,621,063	1,615,801

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	$1,531,544	$1,513,579
Sedna Finance Inc.
3.92%, 02/21/06	382,886	378,217
Sigma Finance Inc.
4.16%, 04/06/06	918,927	902,362
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	1,163,974	1,158,554
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	4,296,350	4,286,245
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	329,481	328,676
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	1,023,761	1,016,492
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	6,186,199	6,166,576

		84,131,737
LOAN PARTICIPATIONS[2] – 0.05%
Army & Air Force Exchange Service
3.86%, 11/03/05	765,772	765,772

		765,772
MEDIUM-TERM NOTES[2] – 0.19%
Dorada Finance Inc.
3.93%, 07/07/06[3]	474,779	474,747
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[3]	2,450,471	2,450,243

		2,924,990
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.93%[4,5]	1,001,191	1,001,191

		1,001,191

Security	Principal	Value
REPURCHASE AGREEMENTS[2] – 4.02%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $15,317,159 and an effective yield of 4.03%.[6]	$15,315,445	$15,315,445
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $15,317,159 and an effective yield of 4.03%.[6]	15,315,445	15,315,445
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $19,912,307 and an effective yield of 4.03%.[6]	19,910,078	19,910,078
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,829,292 and an effective yield of 4.05%.[6]	3,828,861	3,828,861
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $7,658,579 and an effective yield of 4.03%.[6]	7,657,722	7,657,722

		62,027,551
TIME DEPOSITS[2] – 0.43%
Deutsche Bank
4.03%, 11/01/05	2,004,899	2,004,899
SunTrust Bank
3.97%, 11/01/05	4,594,633	4,594,633

		6,599,532
VARIABLE & FLOATING RATE NOTES[2] – 8.29%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[3]	4,770,761	4,771,931
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	5,896,446	5,896,411

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2005

Security	Principal	Value
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	$2,527,048	$2,527,049
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	842,349	842,882
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[3]	4,977,520	4,980,477
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[3]	995,504	995,504
Bank of America N.A.
3.81%, 08/10/06	7,657,722	7,657,722
Bank of Ireland
3.97%, 11/17/06[3]	1,531,544	1,531,544
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[3]	3,813,546	3,813,330
BMW US Capital LLC
3.94%, 11/15/06[3]	1,531,544	1,531,544
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[3]	4,119,855	4,119,723
Commodore CDO Ltd.
3.91%, 06/13/06[3]	382,886	382,886
DEPFA Bank PLC
3.88%, 09/15/06	1,531,544	1,531,544
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[3]	2,435,156	2,435,242
Eli Lilly Services Inc.
3.83%, 09/01/06[3]	1,531,544	1,531,544
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	1,531,544	1,531,528
Fifth Third Bancorp.
3.99%, 09/22/06[3]	3,063,089	3,063,089
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[3]	1,072,081	1,072,093
General Electric Capital Corp.
4.04%, 10/06/06	$689,195	$689,780
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	1,148,658	1,148,658
Hartford Life Global Funding Trusts
3.96%, 08/15/06	1,531,544	1,531,544
HBOS Treasury Services PLC
4.01%, 07/24/06[3]	1,531,544	1,531,544
HSBC Bank USA N.A.
4.20%, 05/04/06	536,041	536,261
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[3]	2,909,935	2,909,954
Leafs LLC
4.00%, 01/20/06 - 02/21/06[3]	1,606,312	1,606,312
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[3]	5,973,024	5,973,442
Lothian Mortgages PLC
4.02%, 01/24/06[3]	765,772	765,772
Marshall & Ilsley Bank
4.10%, 02/20/06	1,531,544	1,532,105
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[3]	4,579,318	4,582,438
Mound Financing PLC
3.94%, 11/08/06[3]	3,063,089	3,063,089
Natexis Banques Populaires
3.95%, 10/16/06[3]	1,148,658	1,148,658
National City Bank (Ohio)
3.83%, 01/06/06	765,772	765,730
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[3]	5,666,715	5,667,079
Nordea Bank AB
3.92%, 08/11/06[3]	2,680,203	2,680,203
Northern Rock PLC
3.87%, 08/03/06[3]	1,837,853	1,837,924
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[3]	4,165,801	4,165,802

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® COHEN & STEERS REALTY MAJORS INDEX FUND

October 31, 2005

Security	Principal	Value
Principal Life Income Funding Trusts
3.74%, 05/10/06	$1,148,658	$1,148,689
Royal Bank of Scotland
3.80%, 04/05/06	2,048,441	2,048,107
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[3]	1,301,813	1,301,775
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[3]	6,294,648	6,294,607
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[3]	1,531,544	1,531,544
Strips III LLC
4.08%, 07/24/06[3,7]	431,336	431,336
SunTrust Bank
4.19%, 04/28/06	2,297,317	2,297,317
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[3]	3,415,344	3,415,031
Toyota Motor Credit Corp.
3.95%, 04/10/06	689,195	689,191
Union Hamilton Special Funding LLC
4.00%, 03/28/06	1,531,544	1,531,544
US Bank N.A.
4.01%, 09/29/06	689,195	689,031
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[3]	3,407,131	3,407,132
Wells Fargo & Co.
3.96%, 09/15/06[3]	765,772	765,836
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[3]	2,680,203	2,680,039
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[3]	3,920,754	3,920,680
Winston Funding Ltd.
4.26%, 01/23/06[3]	1,093,523	1,093,523
World Savings Bank
3.89%, 03/09/06	2,297,317	2,297,273

		127,894,993

TOTAL SHORT-TERM INVESTMENTS (Cost: $317,828,627)		$317,828,627

TOTAL INVESTMENTS IN SECURITIES – 120.53% (Cost: $1,759,991,580)		1,859,448,952
Other Assets, Less Liabilities – (20.53)%		(316,735,990)

NET ASSETS – 100.00%		$1,542,712,962

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[3]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[5]	The rate quoted is the annualized seven-day yield of the fund at period end.

[6]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[7]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2005

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$414,961,595	$478,421,749	$304,064,112	$316,069,955	$244,162,311

Affiliated issuers[a]	$479,147	$528,983	$154,414	$471,874	$172,750

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$407,359,127	$482,306,860	$277,574,308	$338,887,879	$252,954,026
Affiliated issuers[a]	479,147	528,983	154,414	471,874	172,750
Receivables:
Dividends and interest	201,181	680,218	39,354	307,180	128,418
Capital shares sold	—	—	10,192	—	—

Total Assets	408,039,455	483,516,061	277,778,268	339,666,933	253,255,194

LIABILITIES
Payables:
Investment securities purchased	191,277	—	—	240,659	—
Collateral for securities on loan (Note 5)	59,972,767	37,144,176	20,892,216	28,286,785	19,286,307
Investment advisory fees (Note 2)	174,758	226,561	117,869	153,217	118,419

Total Liabilities	60,338,802	37,370,737	21,010,085	28,680,661	19,404,726

NET ASSETS	$347,700,653	$446,145,324	$256,768,183	$310,986,272	$233,850,468

Net assets consist of:
Paid-in capital	$350,817,521	$447,317,944	$282,315,784	$282,739,492	$229,984,259
Undistributed (distributions in excess of) net investment income	370,859	463,291	(40,020)	961,388	410,067
Undistributed net realized gain (accumulated net realized loss)	4,114,741	(5,521,022)	982,223	4,467,468	(5,335,573)
Net unrealized appreciation (depreciation)	(7,602,468)	3,885,111	(26,489,804)	22,817,924	8,791,715

NET ASSETS	$347,700,653	$446,145,324	$256,768,183	$310,986,272	$233,850,468

Shares outstanding	7,250,000	8,500,000	4,450,000	3,200,000	4,250,000

Net asset value per share	$47.96	$52.49	$57.70	$97.18	$55.02

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $58,396,323, $36,190,055, $20,268,496, $27,519,002 and $18,767,854, respectively. See Note 5.

See notes to the financial statements.

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2005

	iShares Dow Jones U.S.		iShares KLD	iShares Cohen & Steers
	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund	Realty Majors Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$156,909,745	$1,007,914,902	$111,320,213	$1,758,990,389

Affiliated issuers[a]	$205,618	$352,637	$61,254	$1,001,191

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$151,803,283	$937,604,544	$112,719,124	$1,858,447,761
Affiliated issuers[a]	205,618	352,637	61,254	1,001,191
Receivables:
Dividends and interest	173,854	1,034,101	138,456	541,814

Total Assets	152,182,755	938,991,282	112,918,834	1,859,990,766

LIABILITIES
Payables:
Investment securities purchased	95,871	—	77,613	—
Collateral for securities on loan (Note 5)	9,656,873	233,632,919	618	316,827,436
Capital shares redeemed	—	262,901	—	—
Investment advisory fees (Note 2)	74,442	491,382	37,513	450,368

Total Liabilities	9,827,186	234,387,202	115,744	317,277,804

NET ASSETS	$142,355,569	$704,604,080	$112,803,090	$1,542,712,962

Net assets consist of:
Paid-in capital	$135,261,755	$694,947,169	$110,480,276	$1,310,006,194
Undistributed net investment income	301,536	3,048,120	114,468	3,397,826
Undistributed net realized gain	11,898,740	76,919,149	809,435	129,851,570
Net unrealized appreciation (depreciation)	(5,106,462)	(70,310,358)	1,398,911	99,457,372

NET ASSETS	$142,355,569	$704,604,080	$112,803,090	$1,542,712,962

Shares outstanding	1,300,000	11,250,000[c]	2,200,000	21,500,000[c]

Net asset value per share	$109.50	$62.63[c]	$51.27	$71.75[c]

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $9,391,127, $227,304,929, $556 and $309,461,099, respectively. See Note 5.

[c]	Shares outstanding and net asset value per share reflect a two-for-one stock split effective June 9, 2005. See Note 4.

See notes to the financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended October 31, 2005

	iShares Dow Jones U.S.
	Basic Materials Sector Index Fund	Consumer Goods Sector Index Fund	Consumer Services Sector Index Fund	Financial Sector Index Fund	Industrial Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$4,318,983	$5,009,061	$821,899	$4,177,534	$1,951,131
Interest from affiliated issuers[b]	4,312	6,506	3,207	4,762	2,462
Securities lending income[c]	17,255	49,180	19,003	21,424	10,533

Total investment income	4,340,550	5,064,747	844,109	4,203,720	1,964,126

EXPENSES (Note 2)
Investment advisory fees	1,142,091	1,351,364	718,723	958,676	711,653

Total expenses	1,142,091	1,351,364	718,723	958,676	711,653

Net investment income	3,198,459	3,713,383	125,386	3,245,044	1,252,473

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(654,732)	(2,694,763)	(1,236,557)	(535,280)	(489,170)
In-kind redemptions	6,929,543	5,142,908	7,176,890	8,620,054	5,260,985

Net realized gain	6,274,811	2,448,145	5,940,333	8,084,774	4,771,815

Net change in unrealized appreciation (depreciation)	(568,148)	6,671,330	3,566,214	11,822,941	2,789,747

Net realized and unrealized gain	5,706,663	9,119,475	9,506,547	19,907,715	7,561,562

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,905,122	$12,832,858	$9,631,933	$23,152,759	$8,814,035

[a]	Net of foreign withholding tax of $–, $–, $–, $1,592 and $–, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2005

	iShares Dow Jones U.S.		iShares KLD	iShares Cohen & Steers
	Financial Services Index Fund	Real Estate Index Fund	Select SocialSM Index Fund	Realty Majors Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,537,800	$27,762,437	$607,863	$35,243,653
Interest from affiliated issuers[b]	3,074	25,026	913	49,119
Securities lending income[c]	8,276	401,847	7	120,449

Total investment income	2,549,150	28,189,310	608,783	35,413,221

EXPENSES (Note 2)
Investment advisory fees	589,866	3,202,016	173,196	2,766,421

Total expenses	589,866	3,202,016	173,196	2,766,421

Net investment income	1,959,284	24,987,294	435,587	32,646,800

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(761,266)	(2,037,410)	(483,572)	1,311,302
In-kind redemptions	15,195,139	81,699,959	1,404,642	138,781,529

Net realized gain	14,433,873	79,662,549	921,070	140,092,831

Net change in unrealized appreciation (depreciation)	(9,182,992)	(48,557,613)	2,021,879	(45,836,226)

Net realized and unrealized gain	5,250,881	31,104,936	2,942,949	94,256,605

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,210,165	$56,092,230	$3,378,536	$126,903,405

[a]	Net of foreign withholding tax of $1,169, $-, $98 and $-, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Basic Materials Sector Index Fund		iShares Dow Jones U.S. Consumer Goods Sector Index Fund		iShares Dow Jones U.S. Consumer Services Sector Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,198,459	$5,508,202	$3,713,383	$5,394,270	$125,386	$503,013
Net realized gain	6,274,811	33,954,465	2,448,145	15,205,979	5,940,333	24,086,863
Net change in unrealized appreciation (depreciation)	(568,148)	(9,314,312)	6,671,330	(24,167,411)	3,566,214	(26,690,705)

Net increase (decrease) in net assets resulting from operations	8,905,122	30,148,355	12,832,858	(3,567,162)	9,631,933	(2,100,829)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,257,293)	(5,489,061)	(3,601,579)	(5,260,253)	(165,406)	(502,432)
Return of capital	—	—	—	—	—	(49,826)

Total distributions to shareholders	(3,257,293)	(5,489,061)	(3,601,579)	(5,260,253)	(165,406)	(552,258)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,988,021	275,800,923	47,861,247	195,746,764	120,178,754	256,671,730
Cost of shares redeemed	(77,789,467)	(204,444,705)	(32,051,251)	(55,384,758)	(124,088,981)	(222,193,546)

Net increase (decrease) in net assets from capital share transactions	(70,801,446)	71,356,218	15,809,996	140,362,006	(3,910,227)	34,478,184

INCREASE (DECREASE) IN NET ASSETS	(65,153,617)	96,015,512	25,041,275	131,534,591	5,556,300	31,825,097
NET ASSETS:
Beginning of period	412,854,270	316,838,758	421,104,049	289,569,458	251,211,883	219,386,786

End of period	$347,700,653	$412,854,270	$446,145,324	$421,104,049	$256,768,183	$251,211,883

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$370,859	$429,693	$463,291	$351,487	$(40,020)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	150,000	5,700,000	900,000	3,750,000	2,050,000	4,400,000
Shares redeemed	(1,650,000)	(4,450,000)	(600,000)	(1,100,000)	(2,100,000)	(3,850,000)

Net increase (decrease) in shares outstanding	(1,500,000)	1,250,000	300,000	2,650,000	(50,000)	550,000

See notes to the financial statements.

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Financial Sector Index Fund		iShares Dow Jones U.S. Industrial Sector Index Fund		iShares Dow Jones U.S. Financial Services Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,245,044	$6,095,587	$1,252,473	$2,164,469	$1,959,284	$2,713,375
Net realized gain	8,084,774	19,282,739	4,771,815	8,653,325	14,433,873	4,151,112
Net change in unrealized appreciation (depreciation)	11,822,941	(11,947,039)	2,789,747	9,839,568	(9,182,992)	(398,240)

Net increase in net assets resulting from operations	23,152,759	13,431,287	8,814,035	20,657,362	7,210,165	6,466,247

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,196,292)	(5,424,584)	(845,888)	(2,160,204)	(2,136,188)	(2,559,210)

Total distributions to shareholders	(3,196,292)	(5,424,584)	(845,888)	(2,160,204)	(2,136,188)	(2,559,210)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	28,851,637	103,238,620	16,590,876	98,118,818	275,010,746	43,577,016
Cost of shares redeemed	(37,728,441)	(69,419,431)	(27,546,688)	(37,162,015)	(279,373,901)	(16,510,174)

Net increase (decrease) in net assets from capital share transactions	(8,876,804)	33,819,189	(10,955,812)	60,956,803	(4,363,155)	27,066,842

INCREASE (DECREASE) IN NET ASSETS	11,079,663	41,825,892	(2,987,665)	79,453,961	710,822	30,973,879
NET ASSETS:
Beginning of period	299,906,609	258,080,717	236,838,133	157,384,172	141,644,747	110,670,868

End of period	$310,986,272	$299,906,609	$233,850,468	$236,838,133	$142,355,569	$141,644,747

Undistributed net investment income included in net assets at end of period	$961,388	$912,636	$410,067	$3,482	$301,536	$478,440

SHARES ISSUED AND REDEEMED:
Shares sold	300,000	1,100,000	300,000	1,900,000	2,550,000	400,000
Shares redeemed	(400,000)	(750,000)	(500,000)	(700,000)	(2,600,000)	(150,000)

Net increase (decrease) in shares outstanding	(100,000)	350,000	(200,000)	1,200,000	(50,000)	250,000

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Real Estate Index Fund		iShares KLD Select SocialSM Index Fund		iShares Cohen & Steers Realty Majors Index Fund
	For the six months ended October 31, 2005[a] (Unaudited)	For the year ended April 30, 2005[a]	For the six months ended October 31, 2005 (Unaudited)	For the period January 24, 2005[b] to April 30, 2005	For the six months ended October 31, 2005[a] (Unaudited)	For the year ended April 30, 2005[a]
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$24,987,294	$42,481,688	$435,587	$80,830	$32,646,800	$52,744,251
Net realized gain (loss)	79,662,549	127,322,966	921,070	(15,663)	140,092,831	122,462,040
Net change in unrealized appreciation (depreciation)	(48,557,613)	17,799,022	2,021,879	(622,968)	(45,836,226)	134,162,314

Net increase (decrease) in net assets resulting from operations	56,092,230	187,603,676	3,378,536	(557,801)	126,903,405	309,368,605

Undistributed net investment income (loss) included in the price of capital shares issued or redeemed	(1,047,000)	2,961,500	—	—	1,150,000	1,896,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(22,709,424)	(29,207,583)	(353,162)	(48,787)	(31,651,620)	(36,087,408)
Return of capital	—	(12,976,261)	—	—	—	(15,124,608)

Total distributions to shareholders	(22,709,424)	(42,183,844)	(353,162)	(48,787)	(31,651,620)	(51,212,016)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,973,510,903	4,511,485,079	73,279,473	44,782,472	663,047,834	855,953,443
Cost of shares redeemed	(3,038,026,018)	(4,342,172,184)	(5,170,526)	(2,507,115)	(514,816,896)	(542,372,029)

Net increase (decrease) in net assets from capital share transactions	(64,515,115)	169,312,895	68,108,947	42,275,357	148,230,938	313,581,414

INCREASE (DECREASE) IN NET ASSETS	(32,179,309)	317,694,227	71,134,321	41,668,769	244,632,723	573,634,003
NET ASSETS:
Beginning of period	736,783,389	419,089,162	41,668,769	—	1,298,080,239	724,446,236

End of period	$704,604,080	$736,783,389	$112,803,090	$41,668,769	$1,542,712,962	$1,298,080,239

Undistributed net investment income included in net assets at end of period	$3,048,120	$770,250	$114,468	$32,043	$3,397,826	$2,402,646

SHARES ISSUED AND REDEEMED:
Shares sold	47,100,000	81,000,000	1,450,000	900,000	9,150,000	13,900,000
Shares redeemed	(48,250,000)	(77,600,000)	(100,000)	(50,000)	(7,150,000)	(8,800,000)

Net increase (decrease) in shares outstanding	(1,150,000)	3,400,000	1,350,000	850,000	2,000,000	5,100,000

[a]	Share transactions were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[b]	Commencement of operations.

See notes to the financial statements.

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Basic Materials Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$47.18	$42.25	$34.41	$39.99	$39.24	$36.04

Income from investment operations:
Net investment income	0.42	0.72	0.66	0.70	0.55	0.55
Net realized and unrealized gain (loss)	0.78	4.94	7.86	(5.62)	0.73	3.25

Total from investment operations	1.20	5.66	8.52	(4.92)	1.28	3.80

Less distributions from:
Net investment income	(0.42)	(0.73)	(0.68)	(0.66)	(0.53)	(0.53)
Net realized gain	—	—	—	—	—	(0.07)

Total distributions	(0.42)	(0.73)	(0.68)	(0.66)	(0.53)	(0.60)

Net asset value, end of period	$47.96	$47.18	$42.25	$34.41	$39.99	$39.24

Total return	2.54%[b]	13.41%	24.85%	(12.30)%	3.38%	10.80%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$347,701	$412,854	$316,839	$99,779	$57,989	$9,811
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.68%	1.53%	1.70%	2.10%	1.42%	1.77%
Portfolio turnover rate[d]	2%	6%	7%	6%	9%	16%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Goods Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$51.35	$52.17	$39.96	$47.91	$40.55	$40.83

Income from investment operations:
Net investment income	0.43	0.76	0.65	0.69	0.49	0.42
Net realized and unrealized gain (loss)	1.13	(0.82)	12.32	(8.04)	7.41	(0.39)

Total from investment operations	1.56	(0.06)	12.97	(7.35)	7.90	0.03

Less distributions from:
Net investment income	(0.42)	(0.76)	(0.76)	(0.60)	(0.54)	(0.31)

Total distributions	(0.42)	(0.76)	(0.76)	(0.60)	(0.54)	(0.31)

Net asset value, end of period	$52.49	$51.35	$52.17	$39.96	$47.91	$40.55

Total return	3.04%[b]	(0.09)%	32.73%	(15.40)%	19.65%	0.06%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$446,145	$421,104	$289,569	$87,918	$114,974	$14,192
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.65%	1.54%	1.53%	1.57%	1.46%	1.21%
Portfolio turnover rate[d]	3%	9%	5%	28%	8%	38%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Consumer Services Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$55.82	$55.54	$45.54	$55.05	$59.88	$59.63

Income from investment operations:
Net investment income	0.03	0.15	0.10	0.05	0.02	0.09
Net realized and unrealized gain (loss)	1.89	0.29	10.00	(9.50)	(4.80)	0.45

Total from investment operations	1.92	0.44	10.10	(9.45)	(4.78)	0.54

Less distributions from:
Net investment income	(0.04)	(0.15)	(0.10)	(0.05)	—	(0.10)
Net realized gain	—	—	—	—	—	(0.19)
Return of capital	—	(0.01)	(0.00)[e]	(0.01)	(0.05)	—

Total distributions	(0.04)	(0.16)	(0.10)	(0.06)	(0.05)	(0.29)

Net asset value, end of period	$57.70	$55.82	$55.54	$45.54	$55.05	$59.88

Total return	3.44%[b]	0.79%	22.21%	(17.17)%	(7.98)%	0.98%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$256,768	$251,212	$219,387	$129,776	$129,362	$29,940
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[c]	0.10%	0.25%	0.19%	0.11%	(0.05)%	0.16%
Portfolio turnover rate[d]	3%	13%	6%	10%	4%	25%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$90.88	$87.48	$72.29	$81.20	$81.78	$71.80

Income from investment operations:
Net investment income	0.99	1.95	1.65	1.31	1.11	1.77
Net realized and unrealized gain (loss)	6.28	3.22	15.09	(8.94)	(0.61)	10.17

Total from investment operations	7.27	5.17	16.74	(7.63)	0.50	11.94

Less distributions from:
Net investment income	(0.97)	(1.77)	(1.55)	(1.28)	(1.08)	(1.57)
Net realized gain	—	—	—	—	—	(0.39)

Total distributions	(0.97)	(1.77)	(1.55)	(1.28)	(1.08)	(1.96)

Net asset value, end of period	$97.18	$90.88	$87.48	$72.29	$81.20	$81.78

Total return	8.04%[b]	5.89%	23.29%	(9.33)%	0.66%	16.69%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$310,986	$299,907	$258,081	$148,203	$121,796	$57,249
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.03%	2.23%	2.08%	1.94%	1.49%	1.46%
Portfolio turnover rate[d]	2%	7%	7%	28%	4%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Industrial Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$53.22	$48.43	$38.60	$45.75	$53.99	$58.11

Income from investment operations:
Net investment income	0.29	0.49	0.39	0.38	0.29	0.22
Net realized and unrealized gain (loss)	1.70	4.79	9.84	(7.15)	(8.23)	(3.98)

Total from investment operations	1.99	5.28	10.23	(6.77)	(7.94)	(3.76)

Less distributions from:
Net investment income	(0.19)	(0.49)	(0.40)	(0.38)	(0.30)	(0.23)
Net realized gain	—	—	—	—	—	(0.13)
Return of capital	—	—	(0.00)[e]	—	—	—

Total distributions	(0.19)	(0.49)	(0.40)	(0.38)	(0.30)	(0.36)

Net asset value, end of period	$55.02	$53.22	$48.43	$38.60	$45.75	$53.99

Total return	3.75%[b]	10.90%	26.56%	(14.75)%	(14.72)%	(6.46)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$233,850	$236,838	$157,384	$81,051	$84,634	$45,891
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.06%	0.97%	0.94%	1.03%	0.56%	0.44%
Portfolio turnover rate[d]	4%	5%	3%	12%	27%	23%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. [e] Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Financial Services Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr.30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$104.92	$100.61	$83.54	$92.45	$93.67	$85.58

Income from investment operations:
Net investment income	1.07	2.22	2.12	1.41	1.22	1.29
Net realized and unrealized gain (loss)	4.70	4.25	16.93	(8.90)	(1.26)	8.10

Total from investment operations	5.77	6.47	19.05	(7.49)	(0.04)	9.39

Less distributions from:
Net investment income	(1.19)	(2.16)	(1.98)	(1.42)	(1.18)	(1.17)
Net realized gain	—	—	—	—	—	(0.13)

Total distributions	(1.19)	(2.16)	(1.98)	(1.42)	(1.18)	(1.30)

Net asset value, end of period	$109.50	$104.92	$100.61	$83.54	$92.45	$93.67

Total return	5.54%[b]	6.44%	22.91%	(8.02)%	0.00%[e]	11.03%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$142,356	$141,645	$110,671	$116,957	$60,092	$37,467
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.99%	2.20%	2.08%	1.90%	1.46%	1.33%
Portfolio turnover rate[d]	5%	7%	7%	41%	3%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than 0.01%.

See notes to the financial statements.

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Real Estate Index Fund
	Six months ended Oct. 31, 2005[b] (Unaudited)	Year ended Apr. 30, 2005[b]	Year ended Apr. 30, 2004[b]	Year ended Apr. 30, 2003[b]	Year ended Apr. 30, 2002[b]	Period from Jun. 12, 2000[a] to Apr. 30, 2001[b]
Net asset value, beginning of period	$59.42	$46.57	$39.84	$42.76	$38.61	$34.49

Income from investment operations:
Net investment income	1.52	2.57	2.49	2.52	2.28	1.76
Net realized and unrealized gain (loss)	3.00	12.84	6.92	(3.00)	4.35	3.75

Total from investment operations	4.52	15.41	9.41	(0.48)	6.63	5.51

Less distributions from:
Net investment income	(1.31)	(1.77)	(1.82)	(1.99)	(2.27)	(1.32)
Net realized gain	—	—	—	—	—	(0.07)
Return of capital	—	(0.79)	(0.86)	(0.45)	(0.21)	—

Total distributions	(1.31)	(2.56)	(2.68)	(2.44)	(2.48)	(1.39)

Net asset value, end of period	$62.63	$59.42	$46.57	$39.84	$42.76	$38.61

Total return	7.57%[c]	33.62%	23.66%	(0.98)%	17.83%	16.32%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$704,604	$736,783	$419,089	$195,203	$106,905	$54,049
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[d]	4.68%	5.35%	5.58%	6.40%	5.97%	6.37%
Portfolio turnover rate[e]	2%	16%	20%	21%	10%	30%

[a]	Commencement of operations.

[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares KLD Select SocialSM Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jan. 24, 2005[a] to Apr. 30, 2005
Net asset value, beginning of period	$49.02	$49.69

Income from investment operations:
Net investment income	0.30	0.18
Net realized and unrealized gain (loss)	2.24	(0.71)

Total from investment operations	2.54	(0.53)

Less distributions from:
Net investment income	(0.29)	(0.14)

Total distributions	(0.29)	(0.14)

Net asset value, end of period	$51.27	$49.02

Total return	5.18%[b]	(1.07)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$112,803	$41,669
Ratio of expenses to average net assets[c]	0.50%	0.50%
Ratio of net investment income to average net assets[c]	1.26%	1.16%
Portfolio turnover rate[d]	12%	3%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Cohen & Steers Realty Majors Index Fund
	Six months ended Oct. 31, 2005[b] (Unaudited)	Year ended Apr. 30, 2005[b]	Year ended Apr. 30, 2004[b]	Year ended Apr.30, 2003[b]	Year ended Apr. 30, 2002[b]	Period from Jan. 29, 2001[a] to Apr. 30, 2001[b]
Net asset value, beginning of period	$66.57	$50.31	$42.50	$44.84	$40.05	$39.93

Income from investment operations:
Net investment income	1.47	2.91	2.63	2.30	2.40	0.56
Net realized and unrealized gain (loss)	5.15	16.21	7.93	(2.16)	4.99	(0.20)

Total from investment operations	6.62	19.12	10.56	0.14	7.39	0.36

Less distributions from:
Net investment income	(1.44)	(2.01)	(1.94)	(1.88)	(2.39)	(0.24)
Return of capital	—	(0.85)	(0.81)	(0.60)	(0.21)	—

Total distributions	(1.44)	(2.86)	(2.75)	(2.48)	(2.60)	(0.24)

Net asset value, end of period	$71.75	$66.57	$50.31	$42.50	$44.84	$40.05

Total return	9.97%[c]	38.61%	24.97%	0.46%	19.05%	0.91%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,542,713	$1,298,080	$724,446	$267,732	$89,684	$40,047
Ratio of expenses to average net assets[d]	0.35%	0.35%	0.35%	0.35%[f]	0.35%	0.35%
Ratio of net investment income to average net assets[d]	4.13%	4.97%	5.28%	6.17%[f]	5.80%	6.01%
Portfolio turnover rate[e]	9%	28%	15%	13%	15%	2%

[a]	Commencement of operations.

[b]	Per share amounts were adjusted to reflect a two-for-one stock split effective June 9, 2005. See Note 4.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[f]	Includes voluntary reimbursement from the investment adviser. If such reimbursement had not been made, the ratios of expenses to average net assets and net investment income to average net assets would have been 0.36% and 6.16%, respectively.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	91

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Basic Materials Sector, iShares Dow Jones U.S. Consumer Goods Sector, iShares Dow Jones U.S. Consumer Services Sector, iShares Dow Jones U.S. Financial Sector, iShares Dow Jones U.S. Industrial Sector, iShares Dow Jones U.S. Financial Services, iShares Dow Jones U.S. Real Estate, iShares KLD Select SocialSM and iShares Cohen & Steers Realty Majors Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares KLD Select SocialSM Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

92	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

EQUALIZATION

The iShares Dow Jones U.S. Real Estate Index Fund and the iShares Cohen & Steers Realty Majors Index Fund use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amounts of equalization are disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2005.

The Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Dow Jones U.S. Basic Materials Sector	$—	$47,909	$474,468	$213,728	$—	$736,105
Dow Jones U.S. Consumer Goods Sector	12,169	410,794	786,981	439,017	331,603	1,980,564
Dow Jones U.S. Consumer Services Sector	—	214,348	640,467	434,021	590,495	1,879,331
Dow Jones U.S. Financial Sector	—	—	399,360	1,394,734	—	1,794,094
Dow Jones U.S. Industrial Sector	—	1,834,072	1,969,601	—	3,141,753	6,945,426
Dow Jones U.S. Financial Services	—	—	373,238	836,670	—	1,209,908
Dow Jones U.S. Real Estate	—	—	818,229	205,504	373,019	1,396,752
Cohen & Steers Realty Majors	—	—	—	—	519,068	519,068

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended October 31, 2005, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2005 are disclosed in the Funds’ Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Basic Materials Sector	$416,633,968	$25,259,360	$(34,055,054)	$(8,795,694)
Dow Jones U.S. Consumer Goods Sector	480,914,605	36,437,206	(34,515,968)	1,921,238
Dow Jones U.S. Consumer Services Sector	305,250,907	4,881,811	(32,403,996)	(27,522,185)
Dow Jones U.S. Financial Sector	318,358,310	33,055,549	(12,054,106)	21,001,443
Dow Jones U.S. Industrial Sector	246,810,614	19,870,685	(13,554,523)	6,316,162
Dow Jones U.S. Financial Services	157,470,938	2,522,907	(7,984,944)	(5,462,037)
Dow Jones U.S. Real Estate	1,007,518,310	1,668,772	(71,229,901)	(69,561,129)
KLD Select SocialSM	111,503,649	4,129,399	(2,852,670)	1,276,729
Cohen & Steers Realty Majors	1,760,735,570	105,689,479	(6,976,097)	98,713,382

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Basic Materials Sector	0.60%
Dow Jones U.S. Consumer Goods Sector	0.60
Dow Jones U.S. Consumer Services Sector	0.60
Dow Jones U.S. Financial Sector	0.60
Dow Jones U.S. Industrial Sector	0.60
Dow Jones U.S. Financial Services	0.60
Dow Jones U.S. Real Estate	0.60
KLD Select SocialSM	0.50
Cohen & Steers Realty Majors	0.35

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Basic Materials Sector	$17,255
Dow Jones U.S. Consumer Goods Sector	49,180
Dow Jones U.S. Consumer Services Sector	19,003
Dow Jones U.S. Financial Sector	21,424
Dow Jones U.S. Industrial Sector	10,533
Dow Jones U.S. Financial Services	8,276
Dow Jones U.S. Real Estate	401,847
KLD Select SocialSM	7
Cohen & Steers Realty Majors	120,449

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended October 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first five months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next regularly scheduled meeting to review all such transactions executed during the last month of the fiscal half-year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended October 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Basic Materials Sector
IMMF	629	32,335	32,485	479	$479,147	$4,312
Dow Jones U.S. Consumer Goods Sector
IMMF	203	49,964	49,638	529	528,983	6,506
Dow Jones U.S. Consumer Services Sector
IMMF	423	22,067	22,336	154	154,414	3,207
Dow Jones U.S. Financial Sector
IMMF	239	35,395	35,162	472	471,874	4,762
Dow Jones U.S. Industrial Sector
IMMF	58	18,128	18,013	173	172,750	2,462
Dow Jones U.S. Financial Services
IMMF	134	22,397	22,325	206	205,618	3,074
Dow Jones U.S. Real Estate
IMMF	1,287	197,884	198,818	353	352,637	25,026
KLD Select Social SM
IMMF	15	6,700	6,654	61	61,254	913
Cohen & Steers Realty Majors
IMMF	195	377,373	376,567	1,001	1,001,191	49,119

During the six months ended October 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of October 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Basic Materials Sector	$6,994,292	$6,181,792
Dow Jones U.S. Consumer Goods Sector	13,977,559	14,288,374
Dow Jones U.S. Consumer Services Sector	6,863,788	6,949,353
Dow Jones U.S. Financial Sector	6,667,840	6,487,358
Dow Jones U.S. Industrial Sector	8,532,100	8,258,898
Dow Jones U.S. Financial Services	9,587,353	10,629,750
Dow Jones U.S. Real Estate	29,894,752	18,480,565
KLD Select SocialSM	8,558,569	8,353,109
Cohen & Steers Realty Majors	190,053,494	137,924,300

In-kind transactions (see Note 4) for the six months ended October 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Basic Materials Sector	$13,891,325	$85,686,380
Dow Jones U.S. Consumer Goods Sector	47,785,375	31,908,295
Dow Jones U.S. Consumer Services Sector	120,114,615	124,026,386
Dow Jones U.S. Financial Sector	28,790,862	37,615,173
Dow Jones U.S. Industrial Sector	16,562,428	27,502,126
Dow Jones U.S. Financial Services	268,865,280	272,237,452
Dow Jones U.S. Real Estate	3,014,329,106	3,088,224,605
KLD Select SocialSM	88,930,621	20,990,089
Cohen & Steers Realty Majors	652,554,219	547,187,662

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	97

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Board authorized a two-for-one split for the iShares Dow Jones U.S. Real Estate Index Fund and iShares Cohen & Steers Realty Majors Index Fund, effective June 9, 2005, for the shareholders of record on June 6, 2005. The impact of the stock split was to increase the number of shares outstanding by a factor of two while decreasing the net asset value per share by a factor of two resulting in no effect to the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of October 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Dow Jones U.S. Basic Materials	3,634,330	104,891	81,496	1,090,475
Dow Jones U.S. Consumer Goods Sector	3,490,656	44,122	41,816	1,058,269
Dow Jones U.S. Consumer Services Sector	2,250,207	132,499	38,150	366,726
Dow Jones U.S. Financial Sector	1,185,760	25,770	22,997	460,734
Dow Jones U.S. Industrial Sector	1,551,275	31,541	47,748	618,925
Dow Jones U.S. Financial Services	523,824	17,349	7,833	173,689
Dow Jones U.S. Real Estate	3,799,428	175,895	135,520	709,035
KLD Select SocialSM	665,571	1,010	2,566	135,617
Cohen & Steers Realty Majors	4,539,355	79,474	93,547	899,925

SHAREHOLDER MEETING RESULTS	99

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Dow Jones U.S. Basic Materials	3,611,368	127,705	81,644	1,090,475
Dow Jones U.S. Consumer Goods Sector	3,488,344	45,257	42,993	1,058,269
Dow Jones U.S. Consumer Services Sector	2,242,844	138,231	39,781	366,726
Dow Jones U.S. Financial Sector	1,183,549	26,555	24,423	460,734
Dow Jones U.S. Industrial Sector	1,545,468	36,782	48,314	618,925
Dow Jones U.S. Financial Services	522,051	19,450	7,504	173,690
Dow Jones U.S. Real Estate	3,792,533	182,483	135,783	709,079
KLD Select SocialSM	664,371	2,410	2,366	135,617
Cohen & Steers Realty Majors	4,512,369	105,606	94,401	899,925

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Dow Jones U.S. Basic Materials	3,537,118	201,203	82,396	1,090,475
Dow Jones U.S. Consumer Goods Sector	3,403,426	127,285	45,883	1,058,269
Dow Jones U.S. Consumer Services Sector	2,213,927	164,732	42,197	366,726
Dow Jones U.S. Financial Sector	1,164,854	43,794	25,879	460,734
Dow Jones U.S. Industrial Sector	1,530,729	50,953	48,882	618,925
Dow Jones U.S. Financial Services	514,406	27,102	7,497	173,690
Dow Jones U.S. Real Estate	3,407,814	564,787	138,243	709,034
Cohen & Steers Realty Majors	3,915,932	700,346	96,098	899,925

*	Denotes Trust-wide proposal and voting results.

**	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

100	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while other Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	101

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or

102	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	103

Notes:

104	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	105

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2461-iS-1205

106	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., KLD Research & Analytics, Inc. or Cohen & Steers Capital Management, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website at www.iShares.com.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-012-10005

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Fund Performance Overview

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Total Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Total Market Index (the “Index”). The Index measures the performance of the U.S. equity broad market. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 6.40%, while the Index returned 6.51%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.38%	10.22%	10.56%	(1.36)%	(1.39)%	(1.17)%	(1.27)%	(1.31)%	(1.08)%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.38%	10.22%	10.56%	(6.60)%	(6.75)%	(5.71)%	(6.65)%	(6.86)%	(5.69)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	21.38%
Financial	20.79
Communications	11.19
Technology	11.14
Industrial	10.73
Energy	9.26
Consumer Cyclical	9.21
Utilities	3.48
Basic Materials	2.65
Diversified	0.04
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
General Electric Co.	2.75%
Exxon Mobil Corp.	2.73
Microsoft Corp.	1.89
Citigroup Inc.	1.82
Procter & Gamble Co.	1.48
Johnson & Johnson	1.42
Bank of America Corp.	1.35
Pfizer Inc.	1.24
Altria Group Inc.	1.19
American International Group Inc.	1.13

TOTAL	17.00%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Oil & Gas Index (the “Index”). The Index measures the performance of the oil and gas sector of the U.S. equity market and includes companies in the following sectors: oil and gas producers, and oil equipment, services and distribution. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 18.10%, while the Index returned 17.58%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.64%	34.68%	36.44%	11.65%	11.66%	11.75%	10.98%	10.97%	11.53%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.64%	34.68%	36.44%	73.51%	73.61%	74.28%	75.30%	75.24%	80.09%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Oil & Gas	83.04%
Oil & Gas Services	14.14
Pipelines	2.73
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Exxon Mobil Corp.	21.24%
Chevron Corp.	17.48
ConocoPhillips	6.31
Schlumberger Ltd.	5.08
Occidental Petroleum Corp.	4.75
Burlington Resources Inc.	4.07
Devon Energy Corp.	2.92
Halliburton Co.	2.55
Anadarko Petroleum Corp.	2.55
Baker Hughes Inc.	2.43

TOTAL	69.38%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. HEALTH CARE SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Healthcare Index (the “Index”). The Index measures the performance of the healthcare sector of the U.S. equity market and includes companies in the following sectors: healthcare equipment and services and pharmaceuticals and biotechnology. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 0.41%, while the Index returned 0.71%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.47%	11.48%	12.14%	(1.76)%	(1.77)%	(1.22)%	0.91%	0.89%	1.54%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.47%	11.48%	12.14%	(8.51)%	(8.56)%	(5.95)%	5.00%	4.91%	8.57%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/16/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Pharmaceuticals	38.74%
Health Care - Products	28.94
Health Care - Services	15.92
Biotechnology	13.65
Electronics	1.35
Other Industries	1.32
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Johnson & Johnson	11.35%
Pfizer Inc.	9.85
Amgen Inc.	5.87
UnitedHealth Group Inc.	4.47
Medtronic Inc.	4.18
Abbott Laboratories	4.09
Merck & Co. Inc.	3.79
Wyeth	3.62
Lilly (Eli) & Co.	2.93
WellPoint Inc.	2.79

TOTAL	52.94%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Technology Index (the “Index”). The Index measures the performance of the technology sector of the U.S. equity market and includes companies in the following sectors: software and computer services and technology hardware and equipment. The Fund invests in a representative sample of securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 11.38%, while the Index returned 11.71%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.80%	6.68%	7.39%	(14.57)%	(14.57)%	(14.06)%	(14.80)%	(14.81)%	(14.28)%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.80%	6.68%	7.39%	(54.49)%	(54.51)%	(53.12)%	(58.34)%	(58.35)%	(56.94)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/15/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Computers	25.87%
Semiconductors	21.79
Software	21.29
Telecommunications	19.04
Internet	9.69
Office & Business Equipment	1.27
Other Industries	1.01
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Microsoft Corp.	13.16%
Intel Corp.	7.73
International Business Machines Corp.	7.04
Cisco Systems Inc.	6.13
Hewlett-Packard Co.	4.33
Dell Inc.	3.72
Google Inc. Class A	3.55
QUALCOMM Inc.	3.49
Motorola Inc.	2.89
Oracle Corp.	2.70

TOTAL	54.74%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Telecommunications Index (the “Index”). The Index measures the performance of the telecommunications sector of the U.S. equity market and includes companies in the following sectors: fixed-line telecommunications and mobile telecommunications. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 1.83%, while the Index returned 0.95%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.45%	3.63%	0.88%	(13.15)%	(13.16)%	(11.56)%	(13.53)%	(13.53)%	(11.50)%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.45%	3.63%	0.88%	(50.59)%	(50.61)%	(45.89)%	(54.70)%	(54.71)%	(48.62)%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/22/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/26/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Telecommunications	98.45%
Holding Companies - Diversified	1.50
Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Verizon Communications Inc.	18.77%
SBC Communications Inc.	16.40
Sprint Nextel Corp.	14.37
AT&T Corp.	4.85
Alltel Corp.	4.80
BellSouth Corp.	4.79
BCE Inc.	4.24
CenturyTel Inc.	3.66
Vodafone Group PLC ADR	3.39
MCI Inc.	2.99

TOTAL	78.26%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones U.S. Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Utilities Index (the “Index”). The Index measures the performance of the utilities sector of the U.S. equity market and includes companies in the following sectors: electricity and gas, water and multi-utilities. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 6.50%, while the Index returned 6.84%.

Average Annual Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.22%	22.20%	22.99%	1.75%	1.74%	2.29%	5.00%	5.00%	5.58%

Cumulative Total Returns
Year Ended 10/31/05			Five Years Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.22%	22.20%	22.99%	9.05%	9.01%	11.99%	30.10%	30.05%	33.98%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/12/00). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Electric	86.29%
Gas	9.98
Pipelines	2.92
Water	0.69
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Exelon Corp.	7.44%
Southern Co. (The)	5.61
Dominion Resources Inc.	5.59
Duke Energy Corp.	5.07
TXU Corp.	4.93
FirstEnergy Corp.	3.38
FPL Group Inc.	3.37
American Electric Power Co. Inc.	3.24
Entergy Corp.	3.24
Public Service Enterprise Group Inc.	3.24

TOTAL	45.11%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones Select Dividend Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Select Dividend Index (the “Index”). The Index measures the performance of a selected group of equity securities issued by companies that have provided relatively high dividend yields on a consistent basis over time. The Index is comprised of one hundred of the highest dividend-yielding securities (excluding real estate investment trusts) in the Dow Jones U.S. Total Market Index, a broad-based index representative of the total market for U.S. equity securities. The Fund invests in a representative sample of securities in the Index, which have a similar profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 4.41%, while the Index returned 5.09%.

Average Annual Total Returns
Year Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.48%	8.49%	9.08%	13.65%	13.64%	14.20%

Cumulative Total Returns
Inception to 10/31/05
NAV	MARKET	INDEX
29.11%	29.10%	30.25%

Total returns for the periods since inception are calculated from the inception date of the Fund (11/3/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/7/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Financial	38.52%
Utilities	20.70
Consumer Non-Cyclical	14.65
Energy	7.78
Basic Materials	7.07
Consumer Cyclical	4.61
Communications	3.64
Industrial	1.93
Technology	0.70
Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Altria Group Inc.	4.10%
FPL Group Inc.	2.96
Bank of America Corp.	2.70
PNC Financial Services Group	2.55
DTE Energy Co.	2.54
Unitrin Inc.	2.12
Pinnacle West Capital Corp.	2.11
Comerica Inc.	2.09
FirstEnergy Corp.	2.09
People’s Bank	2.06

TOTAL	25.32%

FUND PERFORMANCE OVERVIEW	7

Fund Performance Overview

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

Performance as of October 31, 2005

The iShares Dow Jones Transportation Average Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Dow Jones Transportation Average Index (the “Index”). The Index measures the performance of the transportation sector of the U.S. equity market, and includes companies in the following primary groups: airlines, trucking, railroads, air freight, transportation services and industrial services. The Fund invests in a representative sample of the securities in the Index, which have a similar investment profile as the Index. For the six-month period ended October 31, 2005, the Fund returned 11.64%, while the Index returned 11.94%.

Average Annual Total Returns
Year Ended 10/31/05			Inception to 10/31/05
NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.49%	9.51%	10.25%	17.20%	17.18%	17.44%

Cumulative Total Returns
Inception to 10/31/05
NAV	MARKET	INDEX
38.91%	38.87%	39.48%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/6/03). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/10/03), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION

As of 10/31/05

Industry	% of Net Assets
Transportation	85.85%
Airlines	9.59
Trucking & Leasing	4.48
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
FedEx Corp.	11.04%
United Parcel Service Inc. Class B	8.55
Union Pacific Corp.	8.03
Expeditors International Washington Inc.	7.15
Burlington Northern Santa Fe Corp.	5.74
CNF Inc.	5.36
Yellow Roadway Corp.	5.25
CSX Corp.	4.96
Norfolk Southern Corp.	4.85
Ryder System Inc.	4.76

TOTAL	65.69%

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (May 1, 2005)	Ending Account Value (October 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (May 1 to October 31, 2005)
Dow Jones U.S. Total Market
Actual	$1,000.00	$1,064.00	0.20%	$1.04
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Dow Jones U.S. Energy Sector
Actual	1,000.00	1,181.00	0.60	3.30
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Healthcare Sector
Actual	1,000.00	1,004.10	0.60	3.03
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Technology Sector
Actual	1,000.00	1,113.80	0.60	3.20
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

SHAREHOLDER EXPENSES	9

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (May 1, 2005)	Ending Account Value (October 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (May 1 to October 31, 2005)
Dow Jones U.S. Telecommunications Sector
Actual	$1,000.00	$1,018.30	0.60%	$3.05
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones U.S. Utilities Sector
Actual	1,000.00	1,065.00	0.60	3.12
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06
Dow Jones Select Dividend
Actual	1,000.00	1,044.10	0.40	2.06
Hypothetical (5% return before expenses)	1,000.00	1,023.19	0.40	2.04
Dow Jones Transportation Average
Actual	1,000.00	1,116.40	0.60	3.20
Hypothetical (5% return before expenses)	1,000.00	1,022.18	0.60	3.06

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.25%
ADVO Inc.	1,133	$27,985
Catalina Marketing Corp.[1]	1,865	48,602
Donnelley (R.H.) Corp.[2]	1,092	67,409
Getty Images Inc.[2]	1,588	131,820
Harte-Hanks Inc.	1,905	48,768
Interpublic Group of Companies Inc.[1,2]	15,060	155,570
Lamar Advertising Co.[1,2]	2,926	130,558
Omnicom Group Inc.	6,412	531,940
ValueVision Media Inc. Class A1,2	1,072	10,527

		1,153,179
AEROSPACE & DEFENSE – 1.55%
AAR Corp.[1,2]	1,089	17,348
Alliant Techsystems Inc.[2]	1,320	92,690
Armor Holdings Inc.[2]	1,108	49,539
Boeing Co. (The)	25,609	1,655,366
Curtiss-Wright Corp.	827	47,428
DRS Technologies Inc.[1]	961	47,339
Engineered Support Systems Inc.	1,381	55,861
Esterline Technologies Corp.[1,2]	782	29,442
General Dynamics Corp.	5,884	684,309
Goodrich (B.F.) Co.	4,188	151,061
Kaman Corp. Class A	790	18,510
L-3 Communications Holdings Inc.	3,989	310,424
Lockheed Martin Corp.	12,292	744,404
Northrop Grumman Corp.	11,674	626,310
Raytheon Co.	15,828	584,845
Rockwell Collins Inc.	5,545	254,072
United Technologies Corp.	32,920	1,688,138

		7,057,086
AGRICULTURE – 1.62%
Altria Group Inc.	72,157	5,415,383
Archer-Daniels-Midland Co.	20,867	508,529
Bunge Ltd.[1]	3,908	202,982
Delta & Pine Land Co.	1,244	31,038
Loews Corp.-Carolina Group	2,254	92,752
Monsanto Co.	9,364	590,026
Reynolds American Inc.	3,022	256,870
Universal Corp.[1]	919	34,407
UST Inc.	5,774	238,986

		7,370,973
AIRLINES – 0.16%
AirTran Holdings Inc.[1,2]	3,157	$47,229
Alaska Air Group Inc.[2]	934	29,449
AMR Corp.[1,2]	5,471	73,913
Continental Airlines Inc. Class B1,2	3,320	42,994
JetBlue Airways Corp.[1,2]	3,208	59,701
SkyWest Inc.	2,154	63,134
Southwest Airlines Co.	24,659	394,791

		711,211
APPAREL – 0.41%
Coach Inc.[2]	13,465	433,304
Jones Apparel Group Inc.	4,285	116,895
Kellwood Co.[1]	909	19,916
Liz Claiborne Inc.	3,751	132,035
Nike Inc. Class B	6,314	530,692
Phillips-Van Heusen Corp.	1,430	40,683
Polo Ralph Lauren Corp.	2,091	102,877
Quiksilver Inc.[2]	4,274	49,279
Reebok International Ltd.	1,722	98,240
Russell Corp.	920	12,448
Stride Rite Corp.	1,575	20,506
Timberland Co. Class A2	1,837	51,712
Tommy Hilfiger Corp.[2]	2,974	47,881
Unifi Inc.[2]	2,039	5,974
VF Corp.	3,079	160,878
Wolverine World Wide Inc.	2,068	43,325

		1,866,645
AUTO MANUFACTURERS – 0.34%
Ford Motor Co.[1]	61,416	510,981
General Motors Corp.	14,780	404,972
Navistar International Corp.[2]	2,203	60,627
Oshkosh Truck Corp.	2,667	116,175
PACCAR Inc.	6,082	425,862
Wabash National Corp.	937	17,250

		1,535,867
AUTO PARTS & EQUIPMENT – 0.21%
American Axle & Manufacturing Holdings Inc.	1,460	31,828
ArvinMeritor Inc.	2,358	37,799
BorgWarner Inc.	1,882	109,137
Cooper Tire & Rubber Co.	2,289	31,268
Dana Corp.	5,306	39,848

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Goodyear Tire & Rubber Co. (The)[1,2]	5,921	$92,604
Johnson Controls Inc.	6,687	455,050
Lear Corp.	2,422	73,774
Modine Manufacturing Co.	1,073	35,473
Proliance International Inc.[1,2]	1,069	5,505
Superior Industries International Inc.[1]	768	15,629
Visteon Corp.[2]	4,689	39,059

		966,974
BANKS – 6.10%
AMCORE Financial Inc.	938	27,868
Amegy Bancorporation Inc.	2,182	50,470
AmSouth Bancorp[1]	12,431	313,634
Associated Bancorp	4,072	127,087
BancorpSouth Inc.[1]	2,607	57,797
Bank of America Corp.	140,726	6,155,355
Bank of Hawaii Corp.	1,846	94,847
Bank of New York Co. Inc. (The)	27,157	849,743
BB&T Corp.	19,139	810,345
Cathay General Bancorp	1,469	57,276
Chittenden Corp.[1]	1,530	44,018
Citizens Banking Corp.	1,413	41,189
City National Corp.	1,583	116,161
Colonial BancGroup Inc. (The)	5,388	131,198
Comerica Inc.	5,947	343,618
Commerce Bancorp Inc.	5,582	170,084
Commerce Bancshares Inc.	2,411	128,096
Compass Bancshares Inc.	4,341	211,667
Cullen/Frost Bankers Inc.	1,849	97,664
East West Bancorp Inc.	1,820	69,688
Fifth Third Bancorp	16,417	659,471
First BanCorp (Puerto Rico)[1]	2,596	29,646
First Horizon National Corp.	4,271	165,202
First Midwest Bancorp Inc.	1,718	65,318
FirstMerit Corp.	2,670	70,408
FNB Corp. (Pennsylvania)[1]	1,672	29,962
Fremont General Corp.	2,332	50,581
Fulton Financial Corp.[1]	5,572	93,665
Greater Bay Bancorp[1]	1,810	45,413
Hibernia Corp. Class A	5,502	163,244
Hudson United Bancorp	1,567	64,983
Huntington Bancshares Inc.	7,683	178,707
Investors Financial Services Corp.[1]	2,221	$84,798
KeyCorp	14,194	457,615
M&T Bank Corp.	2,856	307,248
Marshall & Ilsley Corp.	6,716	288,519
Mellon Financial Corp.	14,635	463,783
Mercantile Bankshares Corp.	2,856	160,964
National City Corp.	19,550	630,097
North Fork Bancorp Inc.	15,351	388,994
Northern Trust Corp.	6,822	365,659
Old National Bancorp	2,454	53,767
Pacific Capital Bancorp[1]	1,495	53,925
Park National Corp.[1]	404	43,721
PNC Financial Services Group	10,223	620,638
Popular Inc.[1]	8,558	173,385
Provident Bankshares Corp.[1]	1,273	44,377
Regions Financial Corp.[1]	16,169	526,301
Republic Bancorp Inc.[1]	2,187	29,853
Sky Financial Group Inc.	3,725	104,598
South Financial Group Inc. (The)	2,428	66,940
State Street Corp.	11,763	649,670
Sterling Bancshares Inc.	1,572	23,250
SunTrust Banks Inc.	12,530	908,174
Susquehanna Bancshares Inc.	1,730	39,946
SVB Financial Group[1,2]	1,276	63,430
Synovus Financial Corp.	8,952	245,911
TCF Financial Corp.	4,501	121,977
TD Banknorth Inc.	2,995	86,226
Texas Regional Bancshares Inc. Class A1	1,586	46,517
TrustCo Bank Corp. NY1	2,453	31,644
Trustmark Corp.	1,861	52,182
U.S. Bancorp	65,128	1,926,486
UCBH Holdings Inc.[1]	3,048	53,035
UnionBanCal Corp.	1,961	134,289
United Bancshares Inc.[1]	1,402	51,173
Valley National Bancorp[1]	3,781	91,651
W Holding Co. Inc.	4,461	34,394
Wachovia Corp.[1]	55,438	2,800,728
Webster Financial Corp.	1,876	86,615
Wells Fargo & Co.	58,969	3,549,934
Westamerica Bancorp[1]	1,126	60,027
Whitney Holding Corp.	2,091	56,457

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Wilmington Trust Corp.	2,360	$89,468
Zions Bancorporation	3,164	232,459

		27,815,230
BEVERAGES – 1.90%
Anheuser-Busch Companies Inc.	27,095	1,117,940
Brown-Forman Corp. Class B	1,382	87,536
Coca-Cola Co. (The)	77,168	3,301,247
Coca-Cola Enterprises Inc.	8,719	164,789
Constellation Brands Inc.[2]	6,748	158,848
Molson Coors Brewing Co. Class B	2,552	157,458
Pepsi Bottling Group Inc.[1]	5,359	152,356
PepsiAmericas Inc.	2,245	52,353
PepsiCo Inc.	58,712	3,468,705

		8,661,232
BIOTECHNOLOGY – 1.72%
Affymetrix Inc.[2]	2,100	95,403
Alexion Pharmaceuticals Inc.[2]	919	25,171
Amgen Inc.[2]	44,327	3,358,214
Applera Corp. - Celera Genomics Group[1,2]	2,483	29,498
Biogen Idec Inc.[2]	11,747	477,281
Bio-Rad Laboratories Inc. Class A1,2	507	29,670
Cambrex Corp.	927	17,687
Celgene Corp.[1,2]	5,788	324,707
Cell Genesys Inc.[1,2]	1,251	6,743
Charles River Laboratories International Inc.[1,2]	2,438	106,687
Chiron Corp.[1,2]	3,696	163,141
CuraGen Corp.[1,2]	1,402	6,519
Enzo Biochem Inc.[1,2]	865	11,799
Enzon Pharmaceuticals Inc.[2]	1,551	10,873
Genentech Inc.[2]	16,163	1,464,368
Genzyme Corp.[2]	8,710	629,733
Human Genome Sciences Inc.[2]	4,539	37,901
ICOS Corp.[1,2]	2,034	54,877
Incyte Corp.[1,2]	3,312	16,527
InterMune Inc.[1,2]	1,088	14,797
Invitrogen Corp.[2]	1,846	117,387
Lexicon Genetics Inc.[2]	1,993	7,952
Martek Biosciences Corp.[1,2]	1,094	33,772
Maxygen Inc.[2]	1,081	9,470
MedImmune Inc.[2]	8,714	$304,816
Millennium Pharmaceuticals Inc.[1,2]	10,610	96,763
Millipore Corp.[2]	1,713	104,870
Myriad Genetics Inc.[2]	1,045	20,252
Nektar Therapeutics[2]	3,085	46,460
Protein Design Labs Inc.[2]	3,703	103,758
Regeneron Pharmaceuticals Inc.[2]	1,227	15,350
Savient Pharmaceuticals Inc.[1,2]	2,018	7,567
Telik Inc.[1,2]	1,998	29,850
Vertex Pharmaceuticals Inc.[2]	3,025	68,819

		7,848,682
BUILDING MATERIALS – 0.33%
American Standard Companies Inc.	6,257	238,016
Eagle Materials Inc.[1]	328	34,929
Eagle Materials Inc. Class B	325	32,334
ElkCorp	625	19,769
Florida Rock Industries Inc.[1]	1,788	101,737
Lafarge North America Inc.	1,084	65,593
Martin Marietta Materials Inc.	1,642	129,570
Masco Corp.	15,269	435,166
Simpson Manufacturing Co. Inc.	1,172	46,247
Texas Industries Inc.	775	38,440
USG Corp.[1,2]	1,112	65,741
Vulcan Materials Co.	3,138	203,970
York International Corp.	1,395	78,273

		1,489,785
CHEMICALS – 1.50%
Air Products & Chemicals Inc.	7,445	426,152
Airgas Inc.	2,339	66,124
Albemarle Corp.	1,248	43,792
Ashland Inc.	2,529	135,327
Cabot Corp.[1]	2,162	73,746
Chemtura Corp.	8,200	87,740
Cytec Industries Inc.	1,233	50,923
Dow Chemical Co. (The)	33,248	1,524,753
Du Pont (E.I.) de Nemours and Co.	34,625	1,443,516
Eastman Chemical Co.	2,760	145,618
Ecolab Inc.[1]	6,543	216,442
Engelhard Corp.	4,385	119,272
Ferro Corp.	1,532	27,331
FMC Corp.[2]	1,217	66,253

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Fuller (H.B.) Co.	952	$28,531
Georgia Gulf Corp.	1,232	35,851
Hercules Inc.[2]	3,589	39,981
Huntsman Corp.[2]	3,396	67,512
International Flavors & Fragrances Inc.[1]	3,054	100,751
Lubrizol Corp.	2,304	95,823
Lyondell Chemical Co.[1]	7,666	205,449
MacDermid Inc.	911	25,508
Minerals Technologies Inc.[1]	755	40,362
Mosaic Co. (The)[1,2]	4,391	57,961
Olin Corp.	2,454	43,878
OM Group Inc.[2]	947	15,133
PPG Industries Inc.	6,002	359,940
Praxair Inc.	11,364	561,495
Rohm & Haas Co.	5,097	221,872
RPM International Inc.	4,068	75,746
Schulman (A.) Inc.	1,119	22,839
Sensient Technologies Corp.[1]	1,560	27,596
Sherwin-Williams Co. (The)	4,022	171,136
Sigma-Aldrich Corp.	2,017	128,483
Valspar Corp. (The)	3,424	75,499
Wellman Inc.	1,242	8,123

		6,836,458
COAL – 0.18%
Arch Coal Inc.	2,157	166,240
CONSOL Energy Inc.	3,168	192,931
Massey Energy Co.	2,655	106,386
Peabody Energy Corp.	4,540	354,846

		820,403
COMMERCIAL SERVICES – 1.40%
Accenture Ltd.	15,685	412,672
ADESA Inc.	3,110	66,554
Albany Molecular Research Inc.[2]	779	10,439
Alliance Data Systems Corp.[2]	1,575	56,007
Apollo Group Inc. Class A2	5,303	334,195
ARAMARK Corp. Class B	4,261	108,315
Arbitron Inc.	1,087	40,665
Banta Corp.	930	46,816
BearingPoint Inc.[2]	5,417	38,027
Block (H & R) Inc.[1]	10,724	266,599
Bowne & Co. Inc.	1,255	$17,846
Career Education Corp.[2]	3,454	122,928
Cendant Corp.	36,727	639,784
Chemed Corp.	872	41,926
ChoicePoint Inc.[2]	3,093	130,710
Convergys Corp.[2]	5,009	81,396
Corinthian Colleges Inc.[2]	3,150	39,186
Corporate Executive Board Co. (The)	1,501	124,043
Corrections Corp. of America[2]	1,265	50,448
Deluxe Corp.[1]	1,844	61,461
DeVry Inc.[1,2]	2,171	49,065
Donnelley (R.R.) & Sons Co.	7,654	268,043
Education Management Corp.[2]	2,287	70,531
Equifax Inc.	4,762	164,146
Forrester Research Inc.[2]	605	11,652
FTI Consulting Inc.[2]	1,543	42,232
Hewitt Associates Inc. Class A2	1,493	39,848
Hudson Highland Group Inc.[2]	651	15,578
Interactive Data Corp.	1,250	29,000
Iron Mountain Inc.[1,2]	3,937	153,543
ITT Educational Services Inc.[1,2]	1,555	85,960
Laureate Education Inc.[2]	1,539	76,027
Manpower Inc.	3,166	143,356
McKesson Corp.	9,704	440,853
Moody’s Corp.	8,813	469,380
MPS Group Inc.[2]	3,599	44,808
Navigant Consulting Inc.[2]	1,472	30,868
NCO Group Inc.[1,2]	1,197	21,510
PAREXEL International Corp.[2]	942	20,611
Paychex Inc.[1]	11,750	455,430
Pharmaceutical Product Development Inc.	1,724	99,078
PHH Corp.[2]	1,778	50,015
Pre-Paid Legal Services Inc.	496	21,229
PRG-Schultz International Inc.[2]	2,188	1,925
Quanta Services Inc.[2]	3,357	38,572
Rent-A-Center Inc.[2]	2,600	46,852
Resources Connection Inc.[2]	1,495	42,682
Robert Half International Inc.[1]	5,909	217,924
Service Corp. International	10,949	91,643
ServiceMaster Co. (The)	10,433	131,247
Sotheby’s Holdings Inc. Class A2	1,559	24,274

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Spherion Corp.[2]	2,018	$17,960
Stewart Enterprises Inc. Class A	3,281	16,733
Strayer Education Inc.	475	42,517
TeleTech Holdings Inc.[1,2]	1,265	13,194
United Rentals Inc.[1,2]	2,496	48,847
Valassis Communications Inc.[2]	1,723	53,844
Viad Corp.	813	23,423
Weight Watchers International Inc.[1,2]	1,434	75,385

		6,379,802
COMPUTERS – 3.83%
Advanced Digital Information Corp.[2]	2,199	20,099
Affiliated Computer Services Inc. Class A2	4,276	231,374
Agilysys Inc.	1,233	18,421
Anteon International Corp.[2]	1,036	46,827
Apple Computer Inc.[2]	28,515	1,642,179
BISYS Group Inc. (The)[1,2]	4,223	53,548
Brocade Communications Systems Inc.[2]	9,219	34,295
CACI International Inc. Class A2	1,029	56,122
Cadence Design Systems Inc.[1,2]	9,539	152,433
Ceridian Corp.[2]	5,157	112,990
CIBER Inc.[1,2]	2,014	12,849
Cognizant Technology Solutions Corp.[2]	4,632	203,715
Computer Sciences Corp.[2]	6,592	337,840
Dell Inc.[2]	76,440	2,436,907
Diebold Inc.	2,510	90,711
DST Systems Inc.[1,2]	2,252	126,382
Echelon Corp.[2]	1,252	9,703
Electronic Data Systems Corp.	17,713	412,890
Electronics For Imaging Inc.[1,2]	1,873	47,031
EMC Corp.[2]	84,672	1,182,021
FactSet Research Systems Inc.	1,282	44,960
Gateway Inc.[2]	8,219	23,424
Henry (Jack) & Associates Inc.[1]	2,641	47,485
Hewlett-Packard Co.	101,085	2,834,423
Hutchinson Technology Inc.[1,2]	932	23,114
Imation Corp.	1,268	54,283
InFocus Corp.[2]	1,402	4,486
Intergraph Corp.[1,2]	1,019	49,299
International Business Machines Corp.	56,218	$4,603,130
Iomega Corp.[1,2]	1,705	5,030
Kronos Inc.[2]	1,133	51,959
Lexar Media Inc.[2]	2,394	17,955
Lexmark International Inc.[2]	4,561	189,373
Maxtor Corp.[1,2]	8,923	31,230
McDATA Corp. Class A1,2	4,376	21,049
Mentor Graphics Corp.[1,2]	2,693	22,271
Mercury Computer Systems Inc.[2]	773	14,679
MICROS Systems Inc.[2]	1,266	58,135
M-Systems Flash Disk Pioneers Ltd.[2]	1,076	34,098
National Instruments Corp.	1,813	43,331
NCR Corp.[2]	6,448	194,859
Network Appliance Inc.[2]	12,728	348,238
Palm Inc.[2]	1,388	35,658
Perot Systems Corp. Class A2	2,487	34,470
Quantum Corp.[2]	5,766	17,413
RadiSys Corp.[1,2]	610	9,803
Reynolds & Reynolds Co. (The) Class A	2,305	61,175
SanDisk Corp.[1,2]	6,255	368,357
Seagate Technology	13,515	195,832
Silicon Graphics Inc.[1,2]	6,410	4,295
Silicon Storage Technology Inc.[2]	2,961	14,953
SRA International Inc. Class A2	1,112	36,496
Sun Microsystems Inc.[2]	117,799	471,196
Synopsys Inc.[2]	5,107	96,778
Unisys Corp.[2]	11,530	58,918
Western Digital Corp.[2]	7,132	86,297

		17,436,789
COSMETICS & PERSONAL CARE – 1.85%
Alberto-Culver Co.	2,807	121,852
Avon Products Inc.	16,427	443,365
Colgate-Palmolive Co.	18,284	968,321
Estee Lauder Companies Inc. Class A	4,589	152,217
Procter & Gamble Co.	120,677	6,756,705

		8,442,460
DISTRIBUTION & WHOLESALE – 0.25%
CDW Corp.	2,243	126,393
Fastenal Co.[1]	2,446	171,538

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Genuine Parts Co.	6,001	$266,264
Grainger (W.W.) Inc.	2,850	190,893
Hughes Supply Inc.[1]	2,254	75,396
Ingram Micro Inc. Class A2	4,480	81,088
Owens & Minor Inc.	1,245	36,665
SCP Pool Corp.[1]	1,833	65,933
Tech Data Corp.[2]	2,009	69,592
United Stationers Inc.[2]	1,242	56,350

		1,140,112
DIVERSIFIED FINANCIAL SERVICES –7.18%
Affiliated Managers Group Inc.[1,2]	1,105	84,809
American Express Co.	38,575	1,919,878
AmeriCredit Corp.[1,2]	5,325	119,014
Ameriprise Financial Inc.[2]	7,669	285,440
Ameritrade Holding Corp.[2]	9,582	201,509
Bear Stearns Companies Inc. (The)	3,713	392,835
Capital One Financial Corp.	8,691	663,558
CapitalSource Inc.[1,2]	3,052	67,144
Chicago Mercantile Exchange Holdings Inc.	954	348,353
CIT Group Inc.	7,388	337,853
Citigroup Inc.[1]	181,216	8,296,068
Countrywide Financial Corp.	20,622	655,161
Doral Financial Corp.	3,249	27,811
E*TRADE Financial Corp.[2]	12,949	240,204
Eaton Vance Corp.[1]	4,479	111,482
Edwards (A.G.) Inc.[1]	2,823	119,469
Federal Home Loan Mortgage Corp.	24,064	1,476,326
Federal National Mortgage Association	33,737	1,603,182
Federated Investors Inc. Class B	3,318	116,163
First Marblehead Corp. (The)[1]	1,192	35,271
Franklin Resources Inc.	4,905	433,455
Friedman, Billings, Ramsey Group Inc. Class A1	5,096	45,202
Goldman Sachs Group Inc. (The)	14,368	1,815,684
IndyMac Bancorp Inc.	2,190	81,753
Investment Technology Group Inc.[2]	1,441	46,847
Janus Capital Group Inc.	7,926	139,101
Jefferies Group Inc.[1]	1,744	74,050
JP Morgan Chase & Co.	122,622	4,490,418
Knight Capital Group Inc. Class A2	3,783	36,203
LaBranche & Co. Inc.[2]	1,861	$17,754
Legg Mason Inc.	3,774	404,988
Lehman Brothers Holdings Inc.[1]	9,649	1,154,696
MBNA Corp.	39,494	1,009,862
Merrill Lynch & Co. Inc.	29,773	1,927,504
Morgan Stanley	34,587	1,881,879
Nasdaq Stock Market Inc. (The)[2]	1,900	58,691
Nuveen Investments Inc. Class A	1,992	80,616
Piper Jaffray Companies Inc.[2]	672	23,083
Raymond James Financial Inc.	2,123	72,246
Rowe (T.) Price Group Inc.	4,529	296,740
Schwab (Charles) Corp. (The)	38,492	585,078
SLM Corp.	14,719	817,346
Stewart (W.P.) & Co. Ltd.[1]	946	22,420
SWS Group Inc.	627	11,104
Waddell & Reed Financial Inc. Class A1	2,795	53,608
Westcorp Inc.	772	48,644

		32,730,502

ELECTRIC – 3.10%
AES Corp. (The)[2]	22,651	359,924
Allegheny Energy Inc.[1,2]	5,643	159,471
ALLETE Inc.	933	41,061
Alliant Energy Corp.	3,987	105,456
Ameren Corp.	6,748	354,945
American Electric Power Co. Inc.	13,844	525,518
Aquila Inc.[2]	8,242	29,177
Avista Corp.	1,725	30,222
Black Hills Corp.	1,074	44,646
Calpine Corp.[1,2]	14,670	34,915
CenterPoint Energy Inc.	9,678	128,137
Cinergy Corp.	6,307	251,649
Cleco Corp.	1,704	36,125
CMS Energy Corp.[2]	7,588	113,137
Consolidated Edison Inc.[1]	8,473	385,521
Constellation Energy Group Inc.	6,117	335,212
Dominion Resources Inc.	11,888	904,439
DPL Inc.[1]	4,076	105,039
DTE Energy Co.[1]	6,112	264,038
Duke Energy Corp.[1]	30,993	820,695
Duquesne Light Holdings Inc.[1]	2,793	46,615

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Edison International	10,464	$457,905
El Paso Electric Co.[2]	1,441	31,198
Energy East Corp.	5,162	123,114
Entergy Corp.	7,398	523,187
Exelon Corp.	23,127	1,203,298
FirstEnergy Corp.	11,531	547,722
FPL Group Inc.	12,670	545,570
Great Plains Energy Inc.[1]	2,581	74,101
Hawaiian Electric Industries Inc.[1]	2,960	77,996
IDACORP Inc.[1]	1,400	40,418
MDU Resources Group Inc.	3,836	126,473
Northeast Utilities	4,650	84,583
NRG Energy Inc.[2]	2,933	126,148
NSTAR	3,746	101,891
OGE Energy Corp.	3,092	79,650
Pepco Holdings Inc.	6,534	140,416
PG&E Corp.	12,925	470,211
Pinnacle West Capital Corp.	3,397	141,859
PNM Resources Inc.	1,908	48,368
PPL Corp.	13,126	411,369
Progress Energy Inc.[1]	8,652	377,141
Public Service Enterprise Group Inc.	8,273	520,289
Puget Energy Inc.[1]	3,656	78,385
Reliant Energy Inc.[2]	10,266	130,378
SCANA Corp.	3,598	142,733
Sierra Pacific Resources Corp.[2]	4,137	53,574
Southern Co. (The)	25,911	906,626
TECO Energy Inc.	6,869	118,834
TXU Corp.	7,915	797,436
UniSource Energy Corp.	1,240	39,643
Westar Energy Inc.	3,142	69,438
Wisconsin Energy Corp.	4,070	153,968
WPS Resources Corp.[1]	1,229	67,054
Xcel Energy Inc.	14,032	257,207

		14,144,125
ELECTRICAL COMPONENTS & EQUIPMENT – 0.37%
American Power Conversion Corp.	6,556	140,233
AMETEK Inc.	2,480	101,010
Artesyn Technologies Inc.[1,2]	1,409	12,385
Belden CDT Inc.[1]	1,590	31,689
C&D Technologies Inc.	944	8,619
Emerson Electric Co.	14,627	$1,017,308
Energizer Holdings Inc.[1,2]	2,473	124,862
General Cable Corp.[2]	1,099	17,859
GrafTech International Ltd.[2]	3,443	16,871
Hubbell Inc. Class B	1,726	83,124
Littelfuse Inc.[2]	774	18,971
Molex Inc.	2,006	50,772
Molex Inc. Class A	2,590	61,875
Power-One Inc.[1,2]	2,497	14,183

		1,699,761
ELECTRONICS – 0.74%
Agilent Technologies Inc.[2]	17,013	544,586
Amphenol Corp. Class A1	2,957	118,191
Applera Corp. - Applied Biosystems Group	7,026	170,521
Arrow Electronics Inc.[1,2]	4,017	118,542
Avnet Inc.[2]	4,346	100,175
AVX Corp.[1]	2,025	25,069
Benchmark Electronics Inc.[1,2]	1,387	38,961
Checkpoint Systems Inc.[1,2]	1,237	29,688
Coherent Inc.[2]	1,086	32,156
CTS Corp.	1,087	12,805
Cymer Inc.[2]	1,249	43,528
Dionex Corp.[2]	788	38,163
Electro Scientific Industries Inc.[2]	946	20,784
Fisher Scientific International Inc.[2]	4,043	228,429
Flextronics International Ltd.[2]	19,549	181,610
FLIR Systems Inc.[1,2]	2,388	50,052
Garmin Ltd.[1]	2,027	116,411
Gentex Corp.[1]	5,306	99,859
Jabil Circuit Inc.[2]	6,309	188,324
KEMET Corp.[2]	3,128	21,646
Methode Electronics Inc.	1,269	13,020
Mettler Toledo International Inc.[2]	1,500	77,400
Molecular Devices Corp.[2]	622	13,933
Orbotech Ltd.[2]	1,097	23,838
Park Electrochemical Corp.	625	15,687
PerkinElmer Inc.	4,364	96,313
Photon Dynamics Inc.[2]	624	10,864
Plexus Corp.[1,2]	1,549	27,371
Sanmina-SCI Corp.[2]	17,655	64,441

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Solectron Corp.[2]	32,834	$115,904
Symbol Technologies Inc.	8,464	70,251
Taser International Inc.[1,2]	1,844	11,341
Technitrol Inc.	1,249	21,008
Tektronix Inc.	2,766	63,563
Thermo Electron Corp.[2]	5,595	168,913
Thomas & Betts Corp.[2]	2,029	78,969
Trimble Navigation Ltd.[2]	1,983	57,249
Varian Inc.[2]	1,245	45,779
Vishay Intertechnology Inc.[2]	6,274	71,147
Waters Corp.[2]	4,093	148,167

		3,374,658
ENERGY - ALTERNATE SOURCES – 0.01%
FuelCell Energy Inc.[1,2]	1,244	10,897
Headwaters Inc.[2]	1,339	42,634

		53,531
ENGINEERING & CONSTRUCTION – 0.15%
Dycom Industries Inc.[2]	1,720	34,280
EMCOR Group Inc.[1,2]	605	36,905
Fluor Corp.	2,950	187,620
Granite Construction Inc.[1]	1,002	34,178
Insituform Technologies Inc. Class A1,2	935	16,793
Jacobs Engineering Group Inc.[2]	1,963	125,141
McDermott International Inc.[2]	1,918	69,681
Shaw Group Inc. (The)[1,2]	2,903	77,800
URS Corp.[2]	1,388	56,117
Washington Group International Inc.[2]	836	41,549

		680,064
ENTERTAINMENT – 0.17%
Alliance Gaming Corp.[2]	1,506	16,280
DreamWorks Animation SKG Inc. Class A2	1,686	43,229
GTECH Holdings Corp.	4,028	128,252
International Game Technology Inc.	12,056	319,363
International Speedway Corp. Class A	923	47,701
Macrovision Corp.[2]	1,899	35,777
Penn National Gaming Inc.[2]	2,193	64,803
Pinnacle Entertainment Inc.[2]	1,212	22,967
Scientific Games Corp. Class A1,2	2,179	65,283
Six Flags Inc.[2]	2,056	15,194

		758,849
ENVIRONMENTAL CONTROL – 0.22%
Allied Waste Industries Inc.[1,2]	7,104	$57,827
Casella Waste Systems Inc. Class A2	799	10,163
Mine Safety Appliances Co.[1]	955	40,005
Republic Services Inc.	4,250	150,237
Stericycle Inc.[2]	1,564	90,024
Tetra Tech Inc.[2]	2,061	31,822
Waste Connections Inc.[2]	1,747	58,297
Waste Management Inc.	19,828	585,124

		1,023,499
FOOD – 1.55%
Albertson’s Inc.	11,256	282,638
American Italian Pasta Co. Class A1	631	4,070
Campbell Soup Co.	8,987	261,522
Chiquita Brands International Inc.	1,411	38,958
ConAgra Foods Inc.	18,476	429,937
Corn Products International Inc.	2,476	58,954
Dean Foods Co.[1,2]	5,208	188,269
Del Monte Foods Co.[2]	7,294	77,171
Dreyer’s Grand Ice Cream Holdings Inc.	987	81,398
Flowers Foods Inc.	2,092	61,296
General Mills Inc.	12,414	599,100
Hain Celestial Group Inc.[1,2]	1,076	20,788
Heinz (H.J.) Co.	12,325	437,537
Hershey Co. (The)	6,016	341,889
Hormel Foods Corp.	2,663	84,683
Kellogg Co.	8,277	365,595
Kraft Foods Inc.[1]	9,144	258,775
Kroger Co.[2]	25,134	500,167
McCormick & Co. Inc. NVS	3,948	119,585
Performance Food Group Co.[1,2]	1,241	34,239
Ralcorp Holdings Inc.[2]	1,090	42,401
Safeway Inc.	15,707	365,345
Sara Lee Corp.	27,657	493,677
Smithfield Foods Inc.[2]	3,150	93,177
Smucker (J.M.) Co. (The)[1]	2,015	92,106
SUPERVALU Inc.[1]	4,835	151,964
Sysco Corp.	22,216	708,913
Tootsie Roll Industries Inc.[1]	838	25,391
TreeHouse Foods Inc.[2]	1,044	26,977
Tyson Foods Inc. Class A	8,433	150,107

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Whole Foods Market Inc.	2,215	$319,248
Wild Oats Markets Inc.[2]	786	8,740
Wrigley (William Jr.) Co.	4,831	335,754

		7,060,371
FOREST PRODUCTS & PAPER – 0.50%
Bowater Inc.[1]	2,025	53,662
Caraustar Industries Inc.[2]	1,092	9,533
Georgia-Pacific Corp.	7,976	259,459
International Paper Co.	17,017	496,556
Louisiana-Pacific Corp.	3,431	85,535
MeadWestvaco Corp.	7,077	185,559
Neenah Paper Inc.	525	15,251
Plum Creek Timber Co. Inc.	6,517	253,511
Pope & Talbot Inc.	460	4,020
Potlatch Corp.	1,082	48,398
Rayonier Inc.	2,584	98,786
Smurfit-Stone Container Corp.[2]	8,945	94,459
Temple-Inland Inc.	3,920	144,374
Wausau Paper Corp.	1,521	16,655
Weyerhaeuser Co.	8,375	530,472

		2,296,230
GAS – 0.35%
AGL Resources Inc.	2,622	92,268
Atmos Energy Corp.	2,652	69,748
Energen Corp.	2,186	82,194
KeySpan Corp.	5,604	193,730
New Jersey Resources Corp.	904	39,017
Nicor Inc.	1,535	60,172
NiSource Inc.	9,349	221,104
Northwest Natural Gas Co.[1]	938	32,455
ONEOK Inc.	3,380	97,141
Peoples Energy Corp.[1]	1,249	46,463
Piedmont Natural Gas Co.[1]	2,328	55,080
Sempra Energy	7,116	315,239
Southern Union Co.[2]	3,774	88,764
UGI Corp.	3,600	84,960
Vectren Corp.	2,800	76,020
WGL Holdings Inc.[1]	1,712	53,209

		1,607,564
HAND & MACHINE TOOLS – 0.12%
Black & Decker Corp.	2,852	$234,235
Kennametal Inc.	1,285	65,676
Regal-Beloit Corp.[1]	919	29,252
Snap-On Inc.	1,850	66,637
Stanley Works (The)	3,067	147,001

		542,801
HEALTH CARE - PRODUCTS – 3.63%
Advanced Medical Optics Inc.[1,2]	2,223	79,317
Alcon Inc.	2,752	365,741
American Medical Systems Holdings Inc.[2]	1,985	32,455
ArthroCare Corp.[1,2]	788	28,943
Bard (C.R.) Inc.	3,631	226,502
Bausch & Lomb Inc.	1,856	137,697
Baxter International Inc.	21,521	822,748
Beckman Coulter Inc.	2,195	108,126
Becton, Dickinson & Co.	8,303	421,377
Biomet Inc.	8,141	283,551
Biosite Inc.[2]	549	30,321
Boston Scientific Corp.[2]	20,870	524,254
Cooper Companies Inc.	1,528	105,188
Cyberonics Inc.[1,2]	761	22,845
Cytyc Corp.[2]	3,921	99,397
Dade Behring Holdings Inc.	3,213	115,700
Datascope Corp.	476	15,123
DENTSPLY International Inc.	2,502	137,960
Diagnostic Products Corp.	829	34,901
Edwards Lifesciences Corp.[1,2]	2,177	90,084
Gen-Probe Inc.[2]	1,755	71,674
Guidant Corp.	11,186	704,718
Haemonetics Corp.[2]	936	45,349
Henry Schein Inc.[2]	2,905	115,154
Hillenbrand Industries Inc.	2,020	93,061
IDEXX Laboratories Inc.[1,2]	1,242	87,101
Immucor Inc.[2]	1,702	44,116
INAMED Corp.[2]	1,246	88,591
Intuitive Surgical Inc.[1,2]	1,163	103,193
Invacare Corp.	1,084	36,628
Johnson & Johnson	103,594	6,487,056
Kinetic Concepts Inc.[2]	1,706	61,245

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Kyphon Inc.[2]	1,169	$46,865
Medtronic Inc.	42,168	2,389,239
Mentor Corp.	1,223	55,035
Oakley Inc.	930	13,764
Patterson Companies Inc.[1,2]	4,066	168,251
PolyMedica Corp.	952	31,426
PSS World Medical Inc.[1,2]	2,491	34,700
ResMed Inc.[1,2]	2,262	86,250
Respironics Inc.[2]	2,688	96,419
St. Jude Medical Inc.[2]	12,499	600,827
Steris Corp.	2,501	57,048
Stryker Corp.	9,726	399,447
Sybron Dental Specialties Inc.[1,2]	1,408	60,403
TECHNE Corp.[1,2]	1,282	69,510
Varian Medical Systems Inc.[2]	4,785	218,005
Ventana Medical Systems Inc.[1,2]	1,017	38,982
Viasys Healthcare Inc.[2]	939	22,433
Zimmer Holdings Inc.[2]	8,566	546,254

		16,554,974
HEALTH CARE - SERVICES – 2.00%
Aetna Inc.	10,270	909,511
American Healthways Inc.[2]	1,246	50,538
AMERIGROUP Corp.[2]	1,728	28,892
Apria Healthcare Group Inc.[2]	1,738	40,096
Beverly Enterprises Inc.[2]	3,592	42,170
Centene Corp.[1,2]	1,574	31,716
Community Health Systems Inc.[2]	3,038	112,740
Covance Inc.[2]	2,179	106,008
Coventry Health Care Inc.[2]	5,557	300,022
DaVita Inc.[2]	3,463	170,310
HCA Inc.	14,949	720,392
Health Management Associates Inc. Class A1	8,075	172,886
Health Net Inc.[2]	3,914	183,332
Humana Inc.[2]	5,576	247,519
Laboratory Corp. of America Holdings[2]	4,720	227,740
LifePoint Hospitals Inc.[1,2]	1,757	68,699
Lincare Holdings Inc.[2]	3,455	141,137
Manor Care Inc.[1]	3,026	112,718
Odyssey Healthcare Inc.[2]	1,215	20,995
PacifiCare Health Systems Inc.[2]	3,007	247,657
Pediatrix Medical Group Inc.[2]	782	$60,261
Quest Diagnostics Inc.	5,502	256,998
Renal Care Group Inc.[2]	2,334	109,348
Sierra Health Services Inc.[2]	847	63,525
Sunrise Senior Living Inc.[2]	1,246	40,296
Tenet Healthcare Corp.[2]	16,519	139,090
Triad Hospitals Inc.[2]	2,996	123,225
United Surgical Partners International Inc.[2]	1,623	58,185
UnitedHealth Group Inc.	44,143	2,555,438
Universal Health Services Inc. Class B	1,901	89,613
WellChoice Inc.[2]	1,105	83,593
WellPoint Inc.[2]	21,414	1,599,198

		9,113,848
HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.[1]	2,770	118,999
Walter Industries Inc.[1]	1,246	56,905

		175,904
HOME BUILDERS – 0.48%
Beazer Homes USA Inc.[1]	1,338	77,537
Centex Corp.	4,312	277,477
Champion Enterprises Inc.[2]	2,480	34,422
Fleetwood Enterprises Inc.[2]	1,999	22,089
Horton (D.R.) Inc.	9,549	293,059
Hovnanian Enterprises Inc. Class A1,2	1,232	55,428
KB Home	2,662	173,962
Lennar Corp. Class A	4,302	239,105
Lennar Corp. Class B	332	17,148
M.D.C. Holdings Inc.	1,010	69,286
Meritage Homes Corp.[1,2]	816	50,812
Monaco Coach Corp.[1]	1,088	13,350
NVR Inc.[2]	198	135,729
Pulte Homes Inc.	7,378	278,815
Ryland Group Inc.[1]	1,657	111,516
Standard-Pacific Corp.	2,328	89,814
Thor Industries Inc.[1]	1,268	41,375
Toll Brothers Inc.[1,2]	3,877	143,100
WCI Communities Inc.[1,2]	1,233	30,850
Winnebago Industries Inc.[1]	1,230	36,064

		2,190,938

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
HOME FURNISHINGS – 0.13%
Audiovox Corp. Class A2	623	$8,853
Ethan Allen Interiors Inc.[1]	1,259	42,579
Furniture Brands International Inc.[1]	1,864	33,832
Harman International Industries Inc.	2,321	231,775
La-Z-Boy Inc.[1]	1,842	21,809
Maytag Corp.	2,689	46,305
Whirlpool Corp.[1]	2,391	187,693

		572,846
HOUSEHOLD PRODUCTS & WARES – 0.50%
ACCO Brands Corp.[2]	1,563	37,997
American Greetings Corp. Class A1	2,189	55,272
Avery Dennison Corp.	3,424	193,970
Blyth Inc.[1]	1,047	19,097
Church & Dwight Co. Inc.[1]	2,113	74,061
Clorox Co. (The)[1]	5,393	291,869
Fortune Brands Inc.	5,113	388,435
Fossil Inc.[1,2]	1,419	22,222
Jarden Corp.[1,2]	1,180	39,872
Kimberly-Clark Corp.	16,787	954,173
Scotts Miracle-Gro Co. (The) Class A	751	65,930
Spectrum Brands Inc.[2]	1,129	23,370
Tupperware Corp.[1]	1,880	43,108
WD-40 Co.	610	16,793
Yankee Candle Co. Inc. (The)[1]	1,597	36,108

		2,262,277
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	9,716	223,371
Toro Co.	1,534	56,006

		279,377
INSURANCE – 4.82%
ACE Ltd.	9,938	517,770
AFLAC Inc.	17,539	838,013
Allmerica Financial Corp.[2]	1,875	71,437
Allstate Corp. (The)	23,485	1,239,773
Ambac Financial Group Inc.	3,799	269,311
American Financial Group Inc.	1,406	48,057
American International Group Inc.	79,423	5,146,610
American National Insurance Co.	587	69,225
AmerUs Group Co.[1]	1,281	75,733
AON Corp.	8,983	304,075
Assurant Inc.	4,051	$154,748
Axis Capital Holdings Ltd.	4,097	106,235
Berkley (W.R.) Corp.	3,736	163,263
Brown & Brown Inc.[1]	2,012	109,312
Chubb Corp.	6,669	620,017
CIGNA Corp.	4,628	536,246
Cincinnati Financial Corp.	5,398	229,685
CNA Financial Corp.[2]	1,076	33,130
Commerce Group Inc.	1,095	62,218
Conseco Inc.[2]	5,456	110,757
Delphi Financial Group Inc. Class A	945	44,264
Endurance Specialty Holdings Ltd.	2,005	66,486
Erie Indemnity Co. Class A	952	50,418
Everest Re Group Ltd.	1,986	197,508
Fidelity National Financial Inc.	5,370	201,160
Fidelity National Title Group Inc. Class A2	939	20,423
First American Corp.	2,845	124,668
Gallagher (Arthur J.) & Co.	3,277	96,409
Genworth Financial Inc. Class A	7,868	249,337
Hartford Financial Services Group Inc.	10,390	828,602
HCC Insurance Holdings Inc.[1]	3,627	108,810
Hilb, Rogal & Hobbs Co.[1]	1,050	39,323
Horace Mann Educators Corp.	1,403	27,232
IPC Holdings Ltd.[1]	1,268	33,386
Jefferson-Pilot Corp.	4,783	262,491
Lincoln National Corp.	6,035	305,431
Loews Corp.	4,410	410,042
Markel Corp.[2]	307	97,626
Marsh & McLennan Companies Inc.	18,125	528,344
MBIA Inc.	4,735	275,766
Mercury General Corp.[1]	938	56,702
MetLife Inc.	14,305	706,810
MGIC Investment Corp.[1]	3,341	197,921
Montpelier Re Holdings Ltd.	3,021	60,722
Nationwide Financial Services Inc.	2,050	82,800
Ohio Casualty Corp.	2,028	55,324
Old Republic International Corp.	6,072	157,326
PartnerRe Ltd.	1,858	118,392
Philadelphia Consolidated Holding Corp.[1,2]	651	62,665
Phoenix Companies Inc.[1]	2,917	37,775

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Platinum Underwriters Holdings Ltd.	1,692	$48,205
PMI Group Inc. (The)[1]	3,145	125,423
Presidential Life Corp.	781	14,777
Principal Financial Group Inc.[1]	10,264	509,402
Progressive Corp. (The)	6,157	713,042
Protective Life Corp.	2,325	101,928
Prudential Financial Inc.	18,148	1,320,993
Radian Group Inc.	3,024	157,550
Reinsurance Group of America Inc.	1,211	55,403
RenaissanceRe Holdings Ltd.	2,437	92,240
SAFECO Corp.	4,432	246,862
Selective Insurance Group Inc.	930	51,066
St. Paul Travelers Companies Inc.	23,371	1,052,396
StanCorp Financial Group Inc.	953	87,771
Torchmark Corp.[1]	3,728	196,950
Transatlantic Holdings Inc.[1]	959	55,526
Unitrin Inc.	1,568	72,128
UNUMProvident Corp.	10,143	205,801
White Mountains Insurance Group Ltd.	273	165,138
Willis Group Holdings Ltd.	4,208	156,285
XL Capital Ltd. Class A1	4,924	315,431

		21,954,095
INTERNET – 1.98%
Agile Software Corp.[2]	1,566	11,119
Akamai Technologies Inc.[1,2]	4,824	83,648
Amazon.com Inc.[1,2]	10,403	414,872
Ariba Inc.[2]	1,923	15,019
Avocent Corp.[2]	1,730	53,042
Check Point Software Technologies Ltd.[2]	6,265	140,085
CheckFree Corp.[1,2]	2,374	100,895
CNET Networks Inc.[1,2]	4,355	59,184
Digital River Inc.[1,2]	1,118	31,315
EarthLink Inc.[2]	4,496	49,501
eBay Inc.[2]	34,666	1,372,774
Emdeon Corp.[2]	11,949	109,931
Entrust Inc.[2]	1,732	7,707
eResearch Technology Inc.[1,2]	1,620	23,215
Expedia Inc.[2]	9,658	181,474
F5 Networks Inc.[2]	1,217	63,321
Google Inc. Class A2	6,234	$2,319,921
IAC/InterActiveCorp[2]	9,712	248,627
InfoSpace Inc.[2]	924	23,211
Internet Security Systems Inc.[2]	1,293	31,847
Interwoven Inc.[2]	1,439	13,527
Keynote Systems Inc.[2]	879	11,453
Macromedia Inc.[2]	2,542	111,645
MatrixOne Inc.[2]	1,559	7,857
McAfee Inc.[2]	5,434	163,183
Monster Worldwide Inc.[1,2]	3,793	124,448
NetBank Inc.	1,713	13,396
NetFlix Inc.[1,2]	923	24,376
Openwave Systems Inc.[1,2]	2,241	40,047
PC-Tel Inc.[2]	623	5,763
Priceline.com Inc.[2]	743	14,095
RealNetworks Inc.[2]	3,910	30,498
RSA Security Inc.[1,2]	2,339	26,665
S1 Corp.[2]	2,333	10,242
SonicWALL Inc.[2]	1,883	13,106
Stamps.com Inc.[1,2]	794	16,007
Symantec Corp.[2]	41,414	987,724
TIBCO Software Inc.[2]	6,967	52,880
United Online Inc.	2,207	29,596
VeriSign Inc.[1,2]	8,898	210,260
Verity Inc.[2]	1,244	12,378
Vignette Corp.[2]	905	15,032
WatchGuard Technologies Inc.[2]	788	2,742
webMethods Inc.[2]	1,723	11,992
Websense Inc.[1,2]	737	43,542
Yahoo! Inc.[2]	45,492	1,681,839

		9,015,001
IRON & STEEL – 0.17%
AK Steel Holding Corp.[2]	3,751	26,219
Allegheny Technologies Inc.	2,693	77,316
Carpenter Technology Corp.	728	43,898
Chaparral Steel Co.[2]	775	19,360
Cleveland-Cliffs Inc.	738	60,177
Nucor Corp.	5,036	301,405
Reliance Steel & Aluminum Co.	891	50,805
Ryerson Tull Inc.[1]	942	19,019

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Steel Dynamics Inc.	1,645	$50,946
United States Steel Corp.[1]	3,947	144,184

		793,329
LEISURE TIME – 0.39%
Brunswick Corp.	3,401	129,680
Callaway Golf Co.	2,467	35,155
Carnival Corp.	14,904	740,282
Harley-Davidson Inc.	10,196	505,008
Multimedia Games Inc.[1,2]	789	7,827
Nautilus Inc.	1,060	19,218
Polaris Industries Inc.	1,521	68,582
Royal Caribbean Cruises Ltd.	4,435	183,786
Sabre Holdings Corp.	4,745	92,670
WMS Industries Inc.[1,2]	592	14,877

		1,797,085
LODGING – 0.48%
Aztar Corp.[2]	1,228	36,926
Boyd Gaming Corp.	1,580	65,175
Gaylord Entertainment Co.[1,2]	1,281	50,574
Harrah’s Entertainment Inc.	6,326	382,596
Hilton Hotels Corp.	12,667	246,373
La Quinta Corp.[2]	6,934	57,899
Las Vegas Sands Corp.[2]	4,252	145,844
Marriott International Inc. Class A	6,596	393,254
MGM Mirage[2]	4,264	159,346
Starwood Hotels & Resorts Worldwide Inc.	7,590	443,484
Station Casinos Inc.	1,691	108,393
Wynn Resorts Ltd.[1,2]	2,345	109,465

		2,199,329
MACHINERY – 0.70%
AGCO Corp.[1,2]	3,309	52,911
Albany International Corp. Class A1	918	35,462
Astec Industries Inc.[2]	468	13,272
Briggs & Stratton Corp.	1,702	54,430
Caterpillar Inc.	23,906	1,257,217
Cognex Corp.	1,403	40,098
Cummins Inc.[1]	1,341	114,481
Deere & Co.[1]	8,604	522,091
Flowserve Corp.[1,2]	1,880	65,800
Graco Inc.[1]	2,379	81,528
IDEX Corp.	1,741	$69,675
JLG Industries Inc.	1,659	63,639
Joy Global Inc.	2,633	120,776
Kadant Inc.[2]	478	8,030
Manitowoc Co. Inc. (The)	1,127	59,968
Nordson Corp.	926	34,419
Presstek Inc.[2]	1,109	11,367
Rockwell Automation Inc.	5,750	305,613
Stewart & Stevenson Services Inc.	941	22,452
Terex Corp.[2]	1,756	96,527
Unova Inc.[1,2]	1,797	55,707
Zebra Technologies Corp. Class A1,2	2,493	107,473

		3,192,936
MANUFACTURING – 4.87%
Actuant Corp. Class A	914	44,512
Acuity Brands Inc.	1,405	39,073
AptarGroup Inc.	1,255	64,243
Brink’s Co. (The)	1,884	73,985
Carlisle Companies Inc.[1]	1,084	72,292
CLARCOR Inc.[1]	1,814	49,885
Cooper Industries Ltd.	3,257	230,889
Crane Co.	1,771	54,830
Danaher Corp.	8,916	464,524
Donaldson Co. Inc.[1]	2,542	79,438
Dover Corp.	7,154	278,863
Eastman Kodak Co.[1]	10,120	221,628
Eaton Corp.	5,304	312,034
ESCO Technologies Inc.[2]	806	34,868
General Electric Co.	369,780	12,539,240
Harsco Corp.	1,410	90,593
Honeywell International Inc.	27,204	930,377
Illinois Tool Works Inc.	8,751	741,735
Ingersoll-Rand Co. Class A	11,619	439,082
ITT Industries Inc.	3,229	328,066
Jacuzzi Brands Inc.[2]	2,785	20,553
Lancaster Colony Corp.[1]	885	35,480
Leggett & Platt Inc.	6,751	135,290
Matthews International Corp. Class A	1,133	40,720
Pall Corp.	4,330	113,273
Parker Hannifin Corp.	4,209	263,820
Pentair Inc.	3,460	112,415

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Roper Industries Inc.	2,888	$108,878
SPX Corp.[1]	2,674	115,035
Teleflex Inc.	1,229	81,348
Textron Inc.	4,001	288,232
3M Co.	24,655	1,873,285
Tredegar Corp.	931	11,721
Trinity Industries Inc.	1,390	52,890
Tyco International Ltd.	70,455	1,859,307

		22,202,404
MEDIA – 3.40%
Belo (A.H.) Corp.	3,430	74,088
Cablevision Systems Corp.[2]	6,565	162,812
Charter Communications Inc. Class A1,2	8,915	10,698
Clear Channel Communications Inc.	17,692	538,191
Comcast Corp. Class A2	43,887	1,221,375
Comcast Corp. Class A Special[1,2]	29,473	807,855
Cox Radio Inc. Class A2	1,239	17,718
Cumulus Media Inc. Class A2	1,873	22,776
Dex Media Inc.	3,729	100,571
DIRECTV Group Inc. (The)[2]	31,867	453,149
Discovery Holding Co. Class A2	9,436	132,953
Dow Jones & Co. Inc.	1,654	56,087
EchoStar Communications Corp.	7,581	203,701
Emmis Communications Corp.[1,2]	1,271	24,873
Entercom Communications Corp.[2]	1,402	40,476
Gannett Co. Inc.[1]	8,575	537,310
Gemstar-TV Guide International Inc.[2]	9,430	24,518
Hearst-Argyle Television Inc.[1]	917	21,971
Hollinger International Inc.	1,375	12,059
Insight Communications Co. Inc.[2]	1,864	21,436
Knight Ridder Inc.	2,739	146,208
Lee Enterprises Inc.[1]	1,242	48,699
Liberty Global Inc. Class A2	7,918	196,129
Liberty Global Inc. Class C2	8,109	192,346
Liberty Media Corp. Class A2	92,978	741,035
McClatchy Co. (The) Class A1	743	46,571
McGraw-Hill Companies Inc. (The)	13,078	640,037
Media General Inc. Class A	772	40,723
Meredith Corp.	1,374	68,563
New York Times Co. Class A1	5,021	136,772
News Corp. Class A	68,762	$979,859
News Corp. Class B	19,371	291,727
Radio One Inc. Class D2	2,492	29,406
Readers Digest Association Inc. (The)	3,060	46,879
Scholastic Corp.[1,2]	881	28,677
Scripps (E.W.) Co. Class A	2,790	127,782
Sinclair Broadcast Group Inc. Class A	1,415	11,730
Sirius Satellite Radio Inc.[1,2]	41,116	256,564
Time Warner Inc.	153,930	2,744,572
Tribune Co.	7,332	231,031
Univision Communications Inc. Class A1,2	8,830	230,816
Viacom Inc. Class A	1,286	39,930
Viacom Inc. Class B	48,502	1,502,107
Walt Disney Co. (The)	71,336	1,738,458
Washington Post Co. (The) Class B1	219	163,155
Westwood One Inc.	2,753	50,931
Wiley (John) & Sons Inc. Class A	1,353	53,038
XM Satellite Radio Holdings Inc. Class A1,2	7,807	225,076

		15,493,438
METAL FABRICATE & HARDWARE – 0.12%
Commercial Metals Co.	1,921	61,069
Kaydon Corp.[1]	1,092	32,269
Mueller Industries Inc.	1,133	31,203
Precision Castparts Corp.	4,562	216,056
Quanex Corp.[1]	944	54,667
Timken Co. (The)	2,967	84,144
Worthington Industries Inc.[1]	2,636	53,036

		532,444
MINING – 0.48%
Alcoa Inc.	30,392	738,222
Coeur d’Alene Mines Corp.[1,2]	7,576	28,562
Freeport-McMoRan Copper & Gold Inc.	6,156	304,230
Meridian Gold Inc.[2]	3,305	62,068
Newmont Mining Corp.	14,303	609,308
Phelps Dodge Corp.	3,287	395,985
RTI International Metals Inc.[2]	632	21,185
Stillwater Mining Co.[2]	1,408	14,221
USEC Inc.	2,625	26,250

		2,200,031

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.18%
IKON Office Solutions Inc.[1]	4,526	$45,169
Pitney Bowes Inc.	8,105	341,058
Xerox Corp.[2]	33,292	451,772

		837,999
OFFICE FURNISHINGS – 0.04%
Herman Miller Inc.	2,475	67,840
HNI Corp.[1]	1,627	79,560
Interface Inc. Class A2	1,723	13,302
Steelcase Inc. Class A1	2,325	33,294

		193,996
OIL & GAS – 7.45%
Amerada Hess Corp.	2,879	360,163
Anadarko Petroleum Corp.	7,842	711,348
Apache Corp.	11,471	732,194
Atwood Oceanics Inc.[2]	400	28,168
Burlington Resources Inc.	13,502	975,114
Cabot Oil & Gas Corp.	1,645	75,325
Cheniere Energy Inc.[2]	1,806	67,237
Chesapeake Energy Corp.	10,722	344,176
Chevron Corp.	78,507	4,480,394
Cimarex Energy Co.[2]	2,842	111,577
ConocoPhillips[1]	44,278	2,894,896
Denbury Resources Inc.[2]	1,802	78,621
Devon Energy Corp.	15,530	937,701
Diamond Offshore Drilling Inc.	2,155	121,671
Encore Acquisition Co.[2]	1,509	51,774
ENSCO International Inc.	5,283	240,852
EOG Resources Inc.	8,324	564,201
Exxon Mobil Corp.	221,944	12,459,936
Forest Oil Corp.[2]	1,797	78,493
Frontier Oil Corp.	1,810	66,753
GlobalSantaFe Corp.	7,611	339,070
Grey Wolf Inc.[2]	6,636	50,964
Helmerich & Payne Inc.	1,576	87,310
Houston Exploration Co.[2]	979	50,467
Kerr-McGee Corp.	3,596	305,804
Marathon Oil Corp.	12,647	760,844
Murphy Oil Corp.	6,096	285,598
Nabors Industries Ltd.[2]	5,444	373,622
Newfield Exploration Co.[2]	4,337	196,596
Noble Corp.	4,623	$297,629
Noble Energy Inc.	6,036	241,742
Occidental Petroleum Corp.[1]	13,939	1,099,508
Parker Drilling Co.[2]	3,586	31,700
Patterson-UTI Energy Inc.	5,870	200,343
Pioneer Natural Resources Co.	4,922	246,346
Plains Exploration & Production Co.[2]	2,584	100,776
Pogo Producing Co.	2,048	103,424
Pride International Inc.[2]	5,335	149,753
Quicksilver Resources Inc.[1,2]	1,855	71,844
Range Resources Corp.	2,999	107,034
Rowan Companies Inc.	3,598	118,698
Southwestern Energy Co.[2]	2,878	208,770
St. Mary Land & Exploration Co.[1]	1,878	63,871
Stone Energy Corp.[1,2]	933	42,825
Sunoco Inc.	4,818	358,941
Tesoro Corp.	2,308	141,134
TODCO Class A	2,000	89,500
Transocean Inc.[2]	11,184	642,968
Unit Corp.[2]	1,406	73,674
Valero Energy Corp.	10,622	1,117,859
Vintage Petroleum Inc.	1,859	96,464
XTO Energy Inc.	12,125	526,952

		33,962,624
OIL & GAS SERVICES – 1.27%
Baker Hughes Inc.	11,673	641,548
BJ Services Co.	11,238	390,521
Cal Dive International Inc.[1,2]	1,252	77,048
Cooper Cameron Corp.[2]	1,850	136,401
Core Laboratories NV1,2	902	29,053
FMC Technologies Inc.[1,2]	2,293	83,603
Global Industries Ltd.[2]	2,340	29,741
Grant Prideco Inc.[1,2]	4,160	161,782
Halliburton Co.	17,551	1,037,264
Hanover Compressor Co.[1,2]	3,067	39,442
Input/Output Inc.[1,2]	2,673	20,529
Lone Star Technologies Inc.[2]	936	42,822
Maverick Tube Corp.[2]	1,412	43,716
National Oilwell Varco Inc.[2]	5,988	374,070
Newpark Resources Inc.[2]	2,504	20,282
Oceaneering International Inc.[2]	785	37,774

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Schlumberger Ltd.	20,557	$1,865,959
Seacor Holdings Inc.[2]	739	52,935
Smith International Inc.[1]	7,384	239,242
Superior Energy Services Inc.[2]	2,673	54,476
Tidewater Inc.	1,873	86,083
Veritas DGC Inc.[2]	1,096	35,302
Weatherford International Ltd.[1,2]	4,781	299,291

		5,798,884
PACKAGING & CONTAINERS – 0.18%
Ball Corp.[1]	3,551	139,803
Bemis Co. Inc.[1]	3,688	97,437
Chesapeake Corp.	656	13,212
Crown Holdings Inc.[2]	5,752	93,297
Owens-Illinois Inc.[2]	4,718	89,831
Packaging Corp. of America	2,182	44,273
Pactiv Corp.[1,2]	5,252	103,464
Sealed Air Corp.[2]	2,982	150,024
Sonoco Products Co.	3,416	96,673

		828,014
PHARMACEUTICALS – 5.21%
Abbott Laboratories	54,289	2,337,141
Abgenix Inc.[2]	2,661	27,674
Accelrys Inc.[2]	776	5,075
Alkermes Inc.[2]	2,963	48,267
Allergan Inc.[1]	4,605	411,227
Alpharma Inc. Class A	1,556	38,729
American Pharmaceutical Partners Inc.[2]	1,415	60,916
AmerisourceBergen Corp.	3,705	282,580
Amylin Pharmaceuticals Inc.[2]	3,502	117,667
Andrx Corp.[2]	2,622	40,562
Barr Pharmaceuticals Inc.[2]	3,109	178,612
Bristol-Myers Squibb Co.	68,169	1,443,138
Cardinal Health Inc.	15,125	945,464
Caremark Rx Inc.[2]	15,951	835,832
Cell Therapeutics Inc.[1,2]	2,223	5,335
Cephalon Inc.[2]	2,014	91,818
Cubist Pharmaceuticals Inc.[2]	2,109	42,623
CV Therapeutics Inc.[1,2]	1,361	34,107
Endo Pharmaceuticals Holdings Inc.[2]	3,389	91,232
Express Scripts Inc.[2]	4,390	331,050
Forest Laboratories Inc.[2]	12,271	465,194
Gilead Sciences Inc.[2]	15,058	$711,491
Hospira Inc.[2]	5,497	219,056
ImClone Systems Inc.[2]	2,377	82,482
IVAX Corp.[2]	7,683	219,350
King Pharmaceuticals Inc.[2]	8,430	130,075
Lilly (Eli) & Co.	33,727	1,679,267
Medarex Inc.[2]	3,403	29,742
Medco Health Solutions Inc.[2]	10,593	598,505
Medicines Co. (The)[1,2]	1,540	26,396
Medicis Pharmaceutical Corp. Class A1	2,063	60,859
Merck & Co. Inc.	76,950	2,171,529
MGI Pharma Inc.[1,2]	2,538	47,613
Mylan Laboratories Inc.	7,808	149,992
Nabi Biopharmaceuticals[2]	1,756	22,565
NBTY Inc.[2]	2,235	44,722
Neurocrine Biosciences Inc.[1,2]	1,207	63,754
Noven Pharmaceuticals Inc.[2]	794	11,187
NPS Pharmaceuticals Inc.[2]	1,382	13,627
Omnicare Inc.	3,577	193,516
Onyx Pharmaceuticals Inc.[1,2]	1,101	28,285
OSI Pharmaceuticals Inc.[1,2]	1,561	36,371
Par Pharmaceutical Companies Inc.[1,2]	1,220	31,574
Perrigo Co.[1]	3,103	41,487
Pfizer Inc.[1]	259,037	5,631,464
Schering-Plough Corp.	51,479	1,047,083
Sepracor Inc.[2]	3,597	202,331
Taro Pharmaceutical Industries Ltd.[2]	928	20,416
Trimeris Inc.[2]	597	7,606
United Therapeutics Inc.[2]	761	56,207
Valeant Pharmaceuticals International	3,179	54,552
VCA Antech Inc.[1,2]	2,967	76,549
Watson Pharmaceuticals Inc.[1,2]	3,887	134,335
Wyeth	46,502	2,072,129

		23,750,360
PIPELINES – 0.35%
Dynegy Inc. Class A1,2	9,706	43,095
El Paso Corp.	21,727	257,682
Equitable Resources Inc.	3,896	150,580
Kinder Morgan Inc.	3,443	312,969
National Fuel Gas Co.	2,810	84,693

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Questar Corp.	2,957	$232,864
Western Gas Resources Inc.	2,154	93,268
Williams Companies Inc.	19,447	433,668

		1,608,819
REAL ESTATE – 0.08%
CB Richard Ellis Group Inc. Class A2	1,724	84,217
Forest City Enterprises Inc. Class A	2,128	78,502
Jones Lang LaSalle Inc.	915	46,006
St. Joe Co. (The)	2,464	162,501

		371,226
REAL ESTATE INVESTMENT TRUSTS – 1.86%
Alexandria Real Estate Equities Inc.	691	55,867
AMB Property Corp.	2,975	131,436
American Financial Realty Trust[1]	4,732	58,251
American Home Mortgage Investment Corp.	1,443	39,004
Annaly Mortgage Management Inc.[1]	4,155	47,699
Apartment Investment & Management Co. Class A	3,321	127,526
Archstone-Smith Trust	6,945	281,759
Arden Realty Group Inc.[1]	2,333	105,312
AvalonBay Communities Inc.[1]	2,535	218,644
Boston Properties Inc.	3,806	263,451
Brandywine Realty Trust[1]	1,731	47,429
BRE Properties Inc. Class A1	1,678	74,017
Camden Property Trust	1,805	101,712
Capital Automotive REIT[1]	1,617	62,449
CarrAmerica Realty Corp.	2,127	70,042
CBL & Associates Properties Inc.	2,102	78,510
CenterPoint Properties Trust[1]	1,775	80,869
Colonial Properties Trust[1]	1,409	61,587
Cousins Properties Inc.	1,408	41,592
Crescent Real Estate Equities Co.	3,393	67,690
Developers Diversified Realty Corp.	3,691	161,223
Duke Realty Corp.	4,847	165,283
Equity Inns Inc.	1,866	24,333
Equity Lifestyle Properties Inc.[1]	643	27,218
Equity Office Properties Trust[1]	14,133	435,296
Equity Residential	9,769	383,433
Essex Property Trust Inc.	733	65,882
Federal Realty Investment Trust[1]	1,761	106,805
FelCor Lodging Trust Inc.[2]	1,544	$23,036
First Industrial Realty Trust Inc.[1]	1,441	58,548
General Growth Properties Inc.[1]	7,760	329,645
Glenborough Realty Trust Inc.	1,071	20,488
Health Care Property Investors Inc.[1]	4,748	120,837
Health Care REIT Inc.[1]	1,780	62,727
Healthcare Realty Trust Inc.[1]	1,707	64,593
Highwoods Properties Inc.	1,878	52,978
Home Properties Inc.	1,123	43,629
Hospitality Properties Trust	2,272	90,198
Host Marriott Corp.[1]	11,340	190,399
HRPT Properties Trust	7,307	79,719
Impac Mortgage Holdings Inc.[1]	2,424	24,337
iStar Financial Inc.	3,865	142,503
Kilroy Realty Corp.[1]	905	50,816
Kimco Realty Corp.[1]	7,316	216,700
Liberty Property Trust	2,851	118,858
Macerich Co. (The)	2,082	133,810
Mack-Cali Realty Corp.	2,145	91,484
Meristar Hospitality Corp.[2]	3,148	27,293
Mills Corp.	1,831	97,959
Nationwide Health Properties Inc.	2,174	50,415
New Century Financial Corp.[1]	1,857	57,326
New Plan Excel Realty Trust Inc.[1]	3,592	82,580
Novastar Financial Inc.[1]	1,009	29,695
Pan Pacific Retail Properties Inc.	1,376	87,376
Pennsylvania Real Estate Investment Trust	1,166	44,891
Post Properties Inc.[1]	1,274	51,979
Prentiss Properties Trust	1,475	58,204
ProLogis	8,202	352,686
Public Storage Inc.[1]	3,110	205,882
Realty Income Corp.[1]	2,587	57,612
Reckson Associates Realty Corp.[1]	2,926	102,703
Redwood Trust Inc.[1]	826	38,450
Regency Centers Corp.	2,157	120,080
Saxon Capital Inc.	1,767	17,582
Shurgard Storage Centers Inc. Class A	1,593	89,893
Simon Property Group Inc.	7,738	554,196
SL Green Realty Corp.	1,429	97,215
Taubman Centers Inc.	1,502	49,521

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Thornburg Mortgage Inc.[1]	3,613	$91,590
Trizec Properties Inc.	3,412	75,917
United Dominion Realty Trust Inc.[1]	4,543	100,537
Ventas Inc.	3,438	105,306
Vornado Realty Trust	4,539	367,659
Washington Real Estate Investment Trust[1]	1,511	45,103
Weingarten Realty Investors	2,870	102,057

		8,461,331
RETAIL – 5.93%
Abercrombie & Fitch Co. Class A	3,050	158,570
Advance Auto Parts Inc.[2]	3,777	141,638
Aeropostale Inc.[2]	1,881	36,755
American Eagle Outfitters Inc.	4,035	95,024
AnnTaylor Stores Corp.[2]	2,562	62,180
Applebee’s International Inc.	2,826	61,918
AutoNation Inc.[2]	6,681	132,818
AutoZone Inc.[2]	1,998	161,638
Barnes & Noble Inc.	1,890	68,342
Bed Bath & Beyond Inc.[2]	10,489	425,014
Best Buy Co. Inc.	13,883	614,462
Big Lots Inc.[1,2]	4,196	48,548
BJ’s Wholesale Club Inc.[2]	2,335	66,501
Blockbuster Inc. Class A1	3,270	14,911
Bob Evans Farms Inc.[1]	1,259	28,214
Borders Group Inc.	2,591	50,861
Brinker International Inc.[2]	3,087	117,676
CarMax Inc.[2]	3,493	93,857
Casey’s General Store Inc.	1,720	37,118
Cato Corp. Class A	927	18,521
CBRL Group Inc.	1,678	58,227
CEC Entertainment Inc.[2]	1,267	42,837
Charming Shoppes Inc.[1,2]	3,917	43,870
Cheesecake Factory (The)[2]	2,744	94,174
Chico’s FAS Inc.[2]	6,224	246,097
Children’s Place Retail Stores Inc. (The)[2]	509	21,851
Christopher & Banks Corp.[1]	1,239	16,565
Circuit City Stores Inc.	6,661	118,499
Claire’s Stores Inc.	2,798	72,888
Copart Inc.[2]	2,246	52,534
Cost Plus Inc.[1,2]	770	11,827
Costco Wholesale Corp.	16,064	$776,855
CVS Corp.	28,409	693,464
Darden Restaurants Inc.	5,173	167,709
Dick’s Sporting Goods Inc.[2]	1,008	30,169
Dillard’s Inc. Class A1	2,293	47,488
Dollar General Corp.	10,393	202,040
Dollar Tree Stores Inc.[1,2]	3,847	82,941
Dress Barn Inc.[2]	612	16,261
Family Dollar Stores Inc.	5,398	119,512
Federated Department Stores Inc.	9,105	558,774
Foot Locker Inc.	5,300	103,032
Fred’s Inc.[1]	1,075	16,018
GameStop Corp. Class B2	1,048	33,892
Gap Inc. (The)	22,345	386,122
Genesco Inc.[1,2]	768	28,262
Guitar Center Inc.[1,2]	807	42,053
Home Depot Inc.[1]	74,917	3,074,594
Hot Topic Inc.[2]	1,565	23,303
IHOP Corp.[1]	765	36,123
Insight Enterprises Inc.[1,2]	1,562	32,052
Jack in the Box Inc.[2]	1,283	38,105
Kenneth Cole Productions Inc. Class A1	317	7,925
Kohl’s Corp.[2]	10,608	510,563
Krispy Kreme Doughnuts Inc.[1,2]	2,135	9,928
Limited Brands Inc.	12,004	240,200
Linens ‘n Things Inc.[1,2]	1,457	36,629
Lone Star Steakhouse & Saloon Inc.	634	16,364
Longs Drug Stores Corp.[1]	1,046	43,629
Lowe’s Companies Inc.[1]	24,461	1,486,495
McDonald’s Corp.	44,110	1,393,876
Men’s Wearhouse Inc. (The)[2]	1,703	42,064
Michaels Stores Inc.	4,692	155,211
MSC Industrial Direct Co. Inc. Class A	1,548	59,103
99 Cents Only Stores[2]	1,738	16,772
Nordstrom Inc.	7,978	276,438
Nu Skin Enterprises Inc. Class A	1,887	31,777
Office Depot Inc.[2]	10,913	300,435
OfficeMax Inc.	2,293	64,250
O’Reilly Automotive Inc.[2]	4,038	113,872
Outback Steakhouse Inc.[1]	2,609	98,255
P.F. Chang’s China Bistro Inc.[1,2]	785	35,906

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Pacific Sunwear of California Inc.[2]	2,796	$69,956
Panera Bread Co. Class A2	978	57,888
Papa John’s International Inc.[2]	334	17,345
Payless ShoeSource Inc.[1,2]	2,355	43,261
Penney (J.C.) Co. Inc.	8,304	425,165
Pep Boys-Manny, Moe & Jack Inc.	2,203	30,401
PETCO Animal Supplies Inc.[2]	1,362	25,892
PETsMART Inc.	5,001	117,524
Pier 1 Imports Inc.	2,595	26,780
RadioShack Corp.	4,864	107,494
Regis Corp.	1,580	60,609
Rite Aid Corp.[2]	15,399	53,897
Ross Stores Inc.	5,183	140,148
Ruby Tuesday Inc.[1]	2,341	51,291
Ryan’s Restaurant Group Inc.[1,2]	1,714	18,271
Saks Inc.[2]	4,349	78,934
Sears Holdings Corp.[2]	3,469	417,147
ShopKo Stores Inc.[2]	939	26,921
Sonic Corp.[1,2]	2,117	61,266
Sports Authority Inc. (The)[2]	775	21,576
Staples Inc.	25,880	588,252
Starbucks Corp.[2]	27,840	787,315
Stein Mart Inc.	943	17,304
Talbots Inc. (The)[1]	758	19,776
Target Corp.	27,955	1,556,814
Tiffany & Co.	5,098	200,861
TJX Companies Inc.	16,795	361,596
Tractor Supply Co.[2]	1,216	58,976
Triarc Companies Inc. Class B	966	14,364
Tuesday Morning Corp.	1,184	28,404
Urban Outfitters Inc.[2]	4,006	113,490
Walgreen Co.[1]	35,636	1,618,943
Wal-Mart Stores Inc.	90,011	4,258,420
Wendy’s International Inc.	3,875	181,040
Williams-Sonoma Inc.[2]	3,296	128,907
Yum! Brands Inc.[1]	10,298	523,859
Zale Corp.[1,2]	1,906	53,425

		27,025,908
SAVINGS & LOANS – 0.75%
Anchor BanCorp Wisconsin Inc.	778	24,631
Astoria Financial Corp.	3,576	99,949
Commercial Capital Bancorp Inc.	1,534	$24,636
Commercial Federal Corp.	1,506	51,505
Dime Community Bancshares[1]	1,128	16,243
Downey Financial Corp.	778	47,419
First Niagara Financial Group Inc.[1]	4,093	60,290
FirstFed Financial Corp.[2]	615	32,896
Golden West Financial Corp.[1]	10,726	629,938
Harbor Florida Bancshares Inc.[1]	764	27,000
Hudson City Bancorp Inc.	20,410	241,654
Independence Community Bank Corp.	2,763	109,277
MAF Bancorp Inc.	1,238	51,427
New York Community Bancorp Inc.[1]	8,247	133,354
OceanFirst Financial Corp.[1]	469	10,585
People’s Bank	2,111	67,974
PFF Bancorp Inc.	654	19,646
Provident Financial Services Inc.[1]	2,433	42,821
Sovereign Bancorp Inc.	13,096	282,481
Washington Federal Inc.[1]	3,152	72,465
Washington Mutual Inc.	34,806	1,378,318

		3,424,509
SEMICONDUCTORS – 3.13%
Actel Corp.[2]	924	12,890
Advanced Micro Devices Inc.[2]	13,551	314,654
Agere Systems Inc.[2]	6,223	64,719
Altera Corp.[2]	13,021	216,800
Amkor Technology Inc.[2]	2,980	15,734
Analog Devices Inc.	13,075	454,749
Applied Materials Inc.	58,170	952,825
Applied Micro Circuits Corp.[2]	10,910	26,620
Asyst Technologies Inc.[2]	1,266	5,469
Atmel Corp.[2]	15,753	38,752
ATMI Inc.[2]	1,263	34,493
Axcelis Technologies Inc.[2]	3,580	15,573
Broadcom Corp. Class A2	9,567	406,215
Brooks Automation Inc.[1,2]	2,607	30,533
Cabot Microelectronics Corp.[1,2]	930	27,342
Cirrus Logic Inc.[2]	2,654	17,410
Cohu Inc.	623	14,429
Conexant Systems Inc.[2]	16,593	32,190
Credence Systems Corp.[2]	2,989	23,015
Cree Inc.[1,2]	2,654	63,802

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Cypress Semiconductor Corp.[1,2]	4,833	$65,729
DSP Group Inc.[2]	937	23,031
Emulex Corp.[2]	2,965	54,882
ESS Technology Inc.[2]	1,079	3,118
Exar Corp.[2]	1,407	17,714
Fairchild Semiconductor International Inc. Class A2	4,159	64,049
Freescale Semiconductor Inc. Class A1,2	4,521	107,102
Freescale Semiconductor Inc. Class B1,2	9,406	224,615
Integrated Device Technology Inc.[2]	7,162	70,761
Intel Corp.	215,085	5,054,498
International Rectifier Corp.[1,2]	2,405	71,164
Intersil Corp. Class A	5,172	117,715
KLA-Tencor Corp.	6,870	318,012
Kopin Corp.[2]	2,352	13,289
Kulicke & Soffa Industries Inc.[2]	1,705	10,690
Lam Research Corp.[2]	4,840	163,302
Lattice Semiconductor Corp.[1,2]	3,589	15,720
Linear Technology Corp.	10,795	358,502
LSI Logic Corp.[2]	13,249	107,449
LTX Corp.[2]	2,378	8,180
Marvell Technology Group Ltd.[2]	7,616	353,459
Maxim Integrated Products Inc.	11,442	396,809
MEMC Electronic Materials Inc.[2]	5,018	90,023
Micrel Inc.[2]	2,484	24,840
Microchip Technology Inc.	7,171	216,349
Micron Technology Inc.[2]	21,274	276,349
Microsemi Corp.[2]	1,878	43,513
Mindspeed Technologies Inc.[1,2]	3,086	5,493
National Semiconductor Corp.	12,213	276,380
Novellus Systems Inc.	4,989	109,060
NVIDIA Corp.[2]	5,452	182,915
OmniVision Technologies Inc.[1,2]	1,820	23,460
Photronics Inc.[2]	1,493	26,874
PMC-Sierra Inc.[2]	6,330	44,943
Power Integrations Inc.[1,2]	1,076	22,714
QLogic Corp.[2]	3,036	91,566
Rambus Inc.[2]	3,485	44,434
Semtech Corp.[2]	2,537	38,258
Silicon Image Inc.[2]	2,635	$24,189
Silicon Laboratories Inc.[2]	1,517	48,802
Skyworks Solutions Inc.[1,2]	5,394	28,912
Teradyne Inc.[2]	6,871	93,033
Tessera Technologies Inc.[2]	1,393	38,865
Texas Instruments Inc.	59,514	1,699,125
Transmeta Corp.[1,2]	4,023	4,948
TriQuint Semiconductor Inc.[2]	4,363	18,325
Ultratech Inc.[1,2]	895	12,333
Varian Semiconductor Equipment Associates Inc.[1,2]	1,236	46,746
Veeco Instruments Inc.[1,2]	936	14,873
Vitesse Semiconductor Corp.[2]	7,160	11,814
Xilinx Inc.	12,149	290,969
Zoran Corp.[2]	1,388	20,376

		14,258,485
SOFTWARE – 4.00%
Activision Inc.[2]	9,009	142,077
Actuate Corp.[2]	2,181	6,216
Acxiom Corp.	2,925	62,420
Adobe Systems Inc.	16,901	545,057
Advent Software Inc.[2]	843	25,897
Autodesk Inc.	8,023	362,078
Automatic Data Processing Inc.	20,338	948,971
Avid Technology Inc.[2]	1,517	74,682
BEA Systems Inc.[2]	13,738	121,169
BMC Software Inc.[2]	7,920	155,153
Borland Software Corp.[2]	2,814	14,211
Cerner Corp.[2]	946	79,890
Certegy Inc.	2,138	80,089
Citrix Systems Inc.[2]	5,788	159,575
Computer Associates International Inc.	16,387	458,344
Compuware Corp.[2]	11,730	94,896
CSG Systems International Inc.[1,2]	1,859	43,705
Dendrite International Inc.[2]	1,391	24,412
Dun & Bradstreet Corp.[2]	2,407	152,411
eFunds Corp.[2]	1,711	35,298
Electronic Arts Inc.[2]	10,324	587,229
Fair Isaac Corp.[1]	2,378	99,305
FileNET Corp.[2]	1,256	35,356
First Data Corp.	27,420	1,109,139

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Fiserv Inc.[2]	6,857	$299,514
Global Payments Inc.	2,626	112,524
Hyperion Solutions Corp.[2]	1,351	65,334
IDX Systems Corp.[2]	641	27,813
IMS Health Inc.	8,182	190,068
Informatica Corp.[1,2]	3,106	36,961
Inter-Tel Inc.	761	14,086
Intuit Inc.[2]	5,869	269,563
JDA Software Group Inc.[2]	1,133	18,321
Keane Inc.[1,2]	2,030	22,939
Mercury Interactive Corp.[2]	2,952	102,700
Micromuse Inc.[2]	2,473	17,731
Microsoft Corp.	334,740	8,602,818
MoneyGram International Inc.[1]	3,263	79,291
MRO Software Inc.[2]	623	10,205
NAVTEQ Corp.[2]	3,066	119,942
NDCHealth Corp.	1,238	23,324
NetIQ Corp.[1,2]	1,881	22,553
Novell Inc.[2]	13,249	100,957
Oracle Corp.[2]	139,106	1,763,864
Packeteer Inc.[2]	1,089	8,592
Parametric Technology Corp.[2]	9,668	62,939
Pixar Inc.[2]	1,919	97,351
Quest Software Inc.[2]	1,859	25,859
Red Hat Inc.[1,2]	5,919	137,439
Safeguard Scientifics Inc.[2]	4,063	6,095
Salesforce.com Inc.[2]	2,556	63,874
SEI Investments Co.	2,488	96,534
SERENA Software Inc.[2]	990	21,671
Siebel Systems Inc.	15,871	164,265
Sybase Inc.[2]	3,180	70,755
Take-Two Interactive Software Inc.[2]	2,463	50,861
THQ Inc.[1,2]	2,104	48,771
Total System Services Inc.	1,396	29,749
Wind River Systems Inc.[2]	2,510	32,881

		18,235,724
TELECOMMUNICATIONS – 5.56%
Adaptec Inc.[2]	3,759	15,449
ADC Telecommunications Inc.[2]	4,058	70,812
ADTRAN Inc.	2,196	66,429
Aeroflex Inc.[2]	2,333	21,137
Alamosa Holdings Inc.[2]	5,192	$76,842
Alltel Corp.	12,399	767,002
Amdocs Ltd.[2]	6,566	173,802
American Tower Corp. Class A2	14,126	336,905
Anaren Inc.[1,2]	797	11,278
Andrew Corp.[2]	5,483	58,229
Anixter International Inc.[1]	985	36,524
Arris Group Inc.[2]	2,704	22,362
AT&T Corp.	27,900	551,862
Avaya Inc.[2]	15,312	176,394
BellSouth Corp.	63,792	1,659,868
Black Box Corp.[1]	639	25,637
C-COR Inc.[2]	1,773	9,450
CenturyTel Inc.	4,467	146,205
CIENA Corp.[2]	19,724	46,746
Cincinnati Bell Inc.[2]	8,734	34,587
Cisco Systems Inc.[2]	229,473	4,004,304
Citizens Communications Co.	11,691	143,098
CommScope Inc.[2]	1,674	32,676
Comverse Technology Inc.[2]	6,532	163,953
Corning Inc.[2]	49,407	992,587
Crown Castle International Corp.[1,2]	7,900	193,708
Extreme Networks Inc.[2]	4,198	20,276
Finisar Corp.[1,2]	5,150	7,777
Foundry Networks Inc.[2]	3,919	46,754
Harmonic Inc.[2]	2,173	10,018
Harris Corp.	4,740	194,814
IDT Corp.[2]	931	11,461
IDT Corp. Class B1,2	1,698	20,274
InterDigital Communications Corp.[2]	1,875	35,981
JDS Uniphase Corp.[2]	47,084	98,876
Juniper Networks Inc.[2]	19,190	447,703
Level 3 Communications Inc.[1,2]	21,848	63,359
Lucent Technologies Inc.[2]	150,558	429,090
MCI Inc.	9,631	191,657
Motorola Inc.	85,273	1,889,650
MRV Communications Inc.[1,2]	2,955	5,703
Newport Corp.[1,2]	1,399	18,243
Nextel Partners Inc. Class A2	1,349	33,927
NII Holdings Inc. Class B1,2	2,053	170,235
NTL Inc.[2]	2,595	159,125

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Shares	Value
Plantronics Inc.	1,769	$52,805
Polycom Inc.[2]	3,560	54,468
Powerwave Technologies Inc.[2]	3,502	39,257
QUALCOMM Inc.	57,460	2,284,610
Qwest Communications International Inc.[2]	51,367	223,960
RF Micro Devices Inc.[1,2]	6,891	36,109
SBC Communications Inc.[1]	115,313	2,750,215
Scientific-Atlanta Inc.	5,288	187,407
Sonus Networks Inc.[2]	8,687	37,875
Sprint Nextel Corp.	97,898	2,282,002
Stratex Networks Inc.[1,2]	2,804	7,178
Sycamore Networks Inc.[2]	6,866	26,709
Tekelec[2]	2,154	29,553
Telephone & Data Systems Inc.	1,764	66,714
Telephone & Data Systems Inc. Special	1,764	63,769
Telewest Global Inc.[2]	8,560	195,254
Tellabs Inc.[2]	15,047	143,849
3Com Corp.[2]	13,436	51,729
United States Cellular Corp.[2]	453	23,103
UTStarcom Inc.[1,2]	3,646	20,126
Verizon Communications Inc.	96,590	3,043,551
Wireless Facilities Inc.[2]	1,905	12,744

		25,325,756
TEXTILES – 0.08%
Cintas Corp.[1]	4,819	195,507
G&K Services Inc. Class A	765	28,986
Mohawk Industries Inc.[1,2]	1,864	145,485

		369,978
TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	5,578	105,090
JAKKS Pacific Inc.[1,2]	788	14,483
Marvel Entertainment Inc.[1,2]	2,800	49,280
Mattel Inc.	14,511	214,037

		382,890
TRANSPORTATION – 1.37%
Alexander & Baldwin Inc.[1]	1,527	74,731
Arkansas Best Corp.[1]	785	30,427
Burlington Northern Santa Fe Corp.	13,191	818,633
CH Robinson Worldwide Inc.	5,938	209,374

Security	Shares or Principal	Value
CNF Inc.	1,839	$103,481
CSX Corp.	7,504	343,758
EGL Inc.[2]	1,518	42,550
Expeditors International Washington Inc.[1]	3,750	227,513
FedEx Corp.	9,844	904,959
General Maritime Corp.[1]	1,258	46,835
Hunt (J.B.) Transport Services Inc.	4,526	87,850
Kansas City Southern Industries Inc.[2]	2,320	51,411
Landstar System Inc.	2,140	82,433
Norfolk Southern Corp.	14,005	563,001
Offshore Logistics Inc.[2]	801	27,234
OMI Corp.[1]	2,983	53,933
Overseas Shipholding Group Inc.	1,002	47,695
Ryder System Inc.	2,209	87,631
SCS Transportation Inc.[2]	478	9,550
Swift Transportation Co. Inc.[1,2]	1,696	30,952
Union Pacific Corp.	9,107	630,022
United Parcel Service Inc. Class B	21,610	1,576,233
UTi Worldwide Inc.[1]	591	50,554
Werner Enterprises Inc.[1]	2,132	38,205
Yellow Roadway Corp.[2]	1,872	85,082

		6,224,047
TRUCKING & LEASING – 0.01%
GATX Corp.	1,508	56,354

		56,354
WATER – 0.03%
Aqua America Inc.[1]	3,378	114,447

		114,447

TOTAL COMMON STOCKS (Cost: $ 381,436,718)		455,266,450

SHORT-TERM INVESTMENTS – 8.21%

CERTIFICATES OF DEPOSIT[3] – 0.82%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$88,768	88,768
Bank of Nova Scotia
3.79%, 01/03/06	71,014	71,010
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	159,782	159,776

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Principal	Value
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	$266,303	$266,303
Credit Suisse New York
3.98%, 07/19/06	443,838	443,838
Dexia Credit Local
4.02%, 08/30/06	88,768	88,753
Fortis Bank NY
3.83% - 3.84%, 01/25/06	266,303	266,304
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	461,592	461,591
HSBC Bank USA N.A.
3.72%, 08/03/06	88,768	88,791
Nordea Bank AB
3.80%, 10/02/06	106,521	106,498
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	266,303	266,265
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	275,180	275,143
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	488,222	488,236
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	142,028	142,029
Unicredito Italiano SpA
3.80%, 06/14/06	230,796	230,746
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	321,339	321,334

		3,765,385
COMMERCIAL PAPER[3] – 2.14%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	177,535	176,365
Amsterdam Funding Corp.
4.05%, 11/01/05	266,303	266,303
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	$443,838	$443,203
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	621,374	619,483
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	238,410	237,311
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	221,919	221,039
CC USA Inc.
4.23%, 04/21/06	53,261	52,190
Chariot Funding LLC
4.00%, 11/23/05	158,555	158,167
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	227,245	226,487
Dorada Finance Inc.
3.76%, 01/26/06	17,754	17,594
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	168,659	168,151
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	269,863	268,881
Ford Credit Auto Receivables
4.00%, 12/12/05	29,533	29,398
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	835,602	832,647
Galaxy Funding Inc.
4.23%, 04/18/06	50,953	49,947
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	308,677	308,371
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	266,303	265,103
General Electric Co.
3.98%, 12/30/05	88,768	88,189

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Principal	Value
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	$567,099	$566,342
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	221,919	221,228
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	426,085	423,202
HSBC PLC
3.88%, 02/03/06	53,261	52,721
Jupiter Securitization Corp.
4.01%, 11/29/05	208,574	207,923
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	371,049	369,075
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	142,028	141,633
Nordea North America Inc.
4.16%, 04/04/06	186,412	183,095
Park Avenue Receivables Corp.
4.00%, 11/22/05	276,337	275,693
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	690,612	688,551
Park Sienna LLC
4.01%, 11/23/05	35,626	35,539
Polonius Inc.
4.01%, 11/23/05	97,644	97,405
Preferred Receivables Funding
4.01%, 11/29/05	48,283	48,132
Ranger Funding Co. LLC
4.03%, 11/30/05	187,912	187,302
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	177,535	175,453
Sedna Finance Inc.
3.92%, 02/21/06	44,384	43,843
Sigma Finance Inc.
4.16%, 04/06/06	106,521	104,601
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	134,927	134,299

Security	Shares or Principal	Value
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	$498,029	$496,858
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	38,193	38,100
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	118,673	117,831
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	717,099	714,824

		9,752,479
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	88,768	88,768

		88,768
MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	55,036	55,032
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	284,057	284,031

		339,063
MONEY MARKET FUNDS – 0.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	719,533	719,533

		719,533
REPURCHASE AGREEMENTS[3] – 1.58%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,775,552 and an effective yield of 4.03%.[7]	$1,775,353	1,775,353
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,775,552 and an effective yield of 4.03%.[7]	1,775,353	1,775,353

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,308,217 and an effective yield of 4.03%.[7]	$2,307,959	$2,307,959
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $443,888 and an effective yield of 4.05%.[7]	443,838	443,838
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $887,776 and an effective yield of 4.03%.[7]	887,677	887,677

		7,190,180
TIME DEPOSITS[3] – 0.17%
Deutsche Bank
4.03%, 11/01/05	232,406	232,406
SunTrust Bank
3.97%, 11/01/05	532,606	532,606

		765,012
VARIABLE & FLOATING RATE NOTES[3] – 3.25%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	553,023	553,159
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	683,511	683,507
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	292,933	292,933
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	97,644	97,707
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	576,990	577,333
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	115,398	115,398
Bank of America N.A.
3.81%, 08/10/06	887,677	887,677
Bank of Ireland
3.97%, 11/17/06[4]	$177,535	$177,535
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	442,063	442,039
BMW US Capital LLC
3.94%, 11/15/06[4]	177,535	177,535
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	477,570	477,555
Commodore CDO Ltd.
3.91%, 06/13/06[4]	44,384	44,384
DEPFA Bank PLC
3.88%, 09/15/06	177,535	177,535
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	282,281	282,291
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	177,535	177,535
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	177,535	177,534
Fifth Third Bancorp.
3.99%, 09/22/06[4]	355,071	355,071
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	124,275	124,276
General Electric Capital Corp.
4.04%, 10/06/06	79,891	79,959
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	133,152	133,152
Hartford Life Global Funding Trusts
3.96%, 08/15/06	177,535	177,535
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	177,535	177,535
HSBC Bank USA N.A.
4.20%, 05/04/06	62,137	62,163
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	337,317	337,319
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	186,202	186,203

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TOTAL MARKET INDEX FUND

October 31, 2005

Security	Principal	Value
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	$692,388	$692,436
Lothian Mortgages PLC
4.02%, 01/24/06[4]	88,768	88,768
Marshall & Ilsley Bank
4.10%, 02/20/06	177,535	177,600
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	530,831	531,192
Mound Financing PLC
3.94%, 11/08/06[4]	355,071	355,071
Natexis Banques Populaires
3.95%, 10/16/06[4]	133,152	133,152
National City Bank (Ohio)
3.83%, 01/06/06	88,768	88,763
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	656,881	656,922
Nordea Bank AB
3.92%, 08/11/06[4]	310,687	310,687
Northern Rock PLC
3.87%, 08/03/06[4]	213,042	213,051
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	482,896	482,896
Principal Life Income Funding Trusts
3.74%, 05/10/06	133,152	133,155
Royal Bank of Scotland
3.80%, 04/05/06	237,454	237,415
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	150,905	150,901
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	729,670	729,666
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	177,535	177,535
Strips III LLC
4.08%, 07/24/06[4,8]	50,000	50,000
SunTrust Bank
4.19%, 04/28/06	266,303	266,303
Tango Finance Corp.
3.96% - 4.00%, 05/25/06-09/27/06[4]	395,904	395,868
Toyota Motor Credit Corp.
3.95%, 04/10/06	$79,891	$79,890
Union Hamilton Special Funding LLC
4.00%, 03/28/06	177,535	177,535
US Bank N.A.
4.01%, 09/29/06	79,891	79,872
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	394,952	394,952
Wells Fargo & Co.
3.96%, 09/15/06[4]	88,768	88,775
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	310,687	310,667
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	454,490	454,482
Winston Funding Ltd.
4.26%, 01/23/06[4]	126,760	126,760
World Savings Bank
3.89%, 03/09/06	266,303	266,298

		14,825,482

TOTAL SHORT-TERM INVESTMENTS (Cost: $37,445,902)		37,445,902

TOTAL INVESTMENTS IN SECURITIES – 108.08% (Cost: $418,882,620)		492,712,352
Other Assets, Less Liabilities – (8.08)%		(36,855,787)

NET ASSETS – 100.00%		$455,856,565

NVS – Non-Voting Shares

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.91%

OIL & GAS – 83.04%
Amerada Hess Corp.[1]	83,499	$10,445,725
Anadarko Petroleum Corp.	216,646	19,651,959
Apache Corp.	281,454	17,965,209
Burlington Resources Inc.	434,305	31,365,507
Cabot Oil & Gas Corp.[1]	46,489	2,128,731
Cheniere Energy Inc.[2]	27,260	1,014,890
Chesapeake Energy Corp.	44,170	1,417,857
Chevron Corp.	2,362,382	134,821,141
Cimarex Energy Co.[2]	26,710	1,048,635
ConocoPhillips	744,099	48,649,193
Devon Energy Corp.	372,943	22,518,298
Diamond Offshore Drilling Inc.[1]	68,303	3,856,387
ENSCO International Inc.[1]	83,569	3,809,911
EOG Resources Inc.	236,704	16,043,797
Exxon Mobil Corp.	2,917,797	163,805,124
Forest Oil Corp.[2]	16,795	733,606
GlobalSantaFe Corp.[1]	121,394	5,408,103
Helmerich & Payne Inc.[1]	48,311	2,676,429
Kerr-McGee Corp.	120,273	10,228,016
Marathon Oil Corp.	258,321	15,540,591
Murphy Oil Corp.[1]	319,574	14,972,042
Nabors Industries Ltd.[1,2]	121,176	8,316,309
Newfield Exploration Co.[1,2]	85,249	3,864,337
Noble Corp.[1]	94,578	6,088,932
Noble Energy Inc.	116,799	4,677,800
Occidental Petroleum Corp.	464,189	36,615,228
Patterson-UTI Energy Inc.	5,172	176,520
Pioneer Natural Resources Co.[1]	114,520	5,731,726
Rowan Companies Inc.	5,166	170,426
Stone Energy Corp.[1,2]	19,389	889,955
Sunoco Inc.	103,278	7,694,211
Transocean Inc.[2]	241,051	13,858,022
Valero Energy Corp.	139,754	14,707,711
Vintage Petroleum Inc.	34,583	1,794,512
XTO Energy Inc.	176,126	7,654,436

		640,341,276
OIL & GAS SERVICES – 14.14%
Baker Hughes Inc.[1]	341,453	18,766,257
BJ Services Co.[1]	236,817	8,229,391

Security	Shares or Principal	Value
Cooper Cameron Corp.[2]	33,669	$2,482,415
Global Industries Ltd.[2]	1,377	17,502
Grant Prideco Inc.[2]	66,518	2,586,885
Halliburton Co.	333,054	19,683,491
Hanover Compressor Co.[1,2]	44,853	576,809
Lone Star Technologies Inc.[2]	20,054	917,470
National Oilwell Varco Inc.[2]	76,511	4,779,642
Schlumberger Ltd.[1]	431,791	39,193,669
Seacor Holdings Inc.[1,2]	6,129	439,020
Smith International Inc.[1]	137,382	4,451,177
Tidewater Inc.	31,502	1,447,832
Veritas DGC Inc.[1,2]	18,376	591,891
Weatherford International Ltd.[2]	78,427	4,909,530

		109,072,981
PIPELINES – 2.73%
El Paso Corp.	131,479	1,559,341
Kinder Morgan Inc.[1]	103,520	9,409,968
Williams Companies Inc.	452,289	10,086,045

		21,055,354

TOTAL COMMON STOCKS (Cost: $599,065,856)		770,469,611
SHORT-TERM INVESTMENTS– 9.79%
CERTIFICATES OF DEPOSIT[3]– 0.99%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$179,907	179,907
Bank of Nova Scotia
3.79%, 01/03/06	143,926	143,918
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	323,833	323,820
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	539,721	539,721
Credit Suisse New York
3.98%, 07/19/06	899,535	899,535
Dexia Credit Local
4.02%, 08/30/06	179,907	179,877
Fortis Bank NY
3.83% - 3.84%, 01/25/06	539,721	539,723

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	$935,517	$935,516
HSBC Bank USA N.A.
3.72%, 08/03/06	179,907	179,955
Nordea Bank AB
3.80%, 10/02/06	215,888	215,842
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	539,721	539,645
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	557,712	557,639
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	989,489	989,515
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	287,851	287,852
Unicredito Italiano SpA
3.80%, 06/14/06	467,758	467,656
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	651,264	651,254

		7,631,375
COMMERCIAL PAPER[3] – 2.56%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	359,814	357,442
Amsterdam Funding Corp.
4.05%, 11/01/05	539,721	539,721
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	899,535	898,246
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	1,259,350	1,255,518
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	483,191	480,963
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	449,768	447,982
CC USA Inc.
4.23%, 04/21/06	$107,944	$105,775
Chariot Funding LLC
4.00%, 11/23/05	321,346	320,561
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	460,562	459,026
Dorada Finance Inc.
3.76%, 01/26/06	35,981	35,658
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	341,823	340,794
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	546,936	544,947
Ford Credit Auto Receivables
4.00%, 12/12/05	59,855	59,582
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	1,693,530	1,687,540
Galaxy Funding Inc.
4.23%, 04/18/06	103,267	101,228
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	625,602	624,981
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	539,721	537,290
General Electric Co.
3.98%, 12/30/05	179,907	178,734
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	1,149,351	1,147,815
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	449,768	448,369
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	863,554	857,711
HSBC PLC
3.88%, 02/03/06	107,944	106,851
Jupiter Securitization Corp.
4.01%, 11/29/05	422,720	421,402

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	$752,012	$748,011
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	287,851	287,051
Nordea North America Inc.
4.16%, 04/04/06	377,805	371,081
Park Avenue Receivables Corp.
4.00%, 11/22/05	560,058	558,751
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	1,399,677	1,395,499
Park Sienna LLC
4.01%, 11/23/05	72,204	72,027
Polonius Inc.
4.01%, 11/23/05	197,898	197,413
Preferred Receivables Funding
4.01%, 11/29/05	97,855	97,550
Ranger Funding Co. LLC
4.03%, 11/30/05	380,845	379,609
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	359,814	355,594
Sedna Finance Inc.
3.92%, 02/21/06	89,954	88,856
Sigma Finance Inc.
4.16%, 04/06/06	215,888	211,997
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	273,459	272,185
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	1,009,365	1,006,991
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	77,407	77,218
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	240,518	238,810
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	1,453,358	1,448,748

		19,765,527

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	$179,907	$179,907

		179,907
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	111,542	111,535
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	575,703	575,649

		687,184
MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	1,039,147	1,039,147

		1,039,147

REPURCHASE AGREEMENTS[3] – 1.89%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,598,545 and an effective yield of 4.03%.[7]	$3,598,142	3,598,142
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,598,545 and an effective yield of 4.03%.[7]	3,598,142	3,598,142
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $4,678,108 and an effective yield of 4.03%.[7]	4,677,584	4,677,584
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $899,636 and an effective yield of 4.05%.[7]	899,535	899,535
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,799,272 and an effective yield of 4.03%.[7]	1,799,071	1,799,071

		14,572,474

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
TIME DEPOSITS[3] – 0.20%
Deutsche Bank
4.03%, 11/01/05	$471,022	$471,022
SunTrust Bank
3.97%, 11/01/05	1,079,442	1,079,442

		1,550,464
VARIABLE & FLOATING RATE NOTES[3] – 3.90%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	1,120,821	1,121,097
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	1,385,284	1,385,277
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	593,693	593,694
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	197,898	198,023
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	1,169,396	1,170,091
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	233,879	233,879
Bank of America N.A.
3.81%, 08/10/06	1,799,071	1,799,071
Bank of Ireland
3.97%, 11/17/06[4]	359,814	359,814
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	895,937	895,886
BMW US Capital LLC
3.94%, 11/15/06[4]	359,814	359,814
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	967,900	967,869
Commodore CDO Ltd.
3.91%, 06/13/06[4]	89,954	89,954
DEPFA Bank PLC
3.88%, 09/15/06	359,814	359,814
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	$572,105	$572,125
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	359,814	359,814
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	359,814	359,810
Fifth Third Bancorp.
3.99%, 09/22/06[4]	719,628	719,628
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	251,870	251,873
General Electric Capital Corp.
4.04%, 10/06/06	161,916	162,054
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	269,861	269,861
Hartford Life Global Funding Trusts
3.96%, 08/15/06	359,814	359,814
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	359,814	359,814
HSBC Bank USA N.A.
4.20%, 05/04/06	125,935	125,987
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	683,647	683,652
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	377,380	377,380
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	1,403,275	1,403,374
Lothian Mortgages PLC
4.02%, 01/24/06[4]	179,907	179,907
Marshall & Ilsley Bank
4.10%, 02/20/06	359,814	359,946
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	1,075,844	1,076,577
Mound Financing PLC
3.94%, 11/08/06[4]	719,628	719,628
Natexis Banques Populaires
3.95%, 10/16/06[4]	269,861	269,861

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ENERGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
National City Bank (Ohio)
3.83%, 01/06/06	$179,907	$179,897
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	1,331,312	1,331,398
Nordea Bank AB
3.92%, 08/11/06[4]	629,675	629,675
Northern Rock PLC
3.87%, 08/03/06[4]	431,777	431,794
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	978,694	978,695
Principal Life Income Funding Trusts
3.74%, 05/10/06	269,861	269,868
Royal Bank of Scotland
3.80%, 04/05/06	481,251	481,173
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	305,842	305,833
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	1,478,836	1,478,827
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	359,814	359,814
Strips III LLC
4.08%, 07/24/06[4,8]	101,336	101,336
SunTrust Bank
4.19%, 04/28/06	539,721	539,721
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	802,386	802,311
Toyota Motor Credit Corp.
3.95%, 04/10/06	161,916	161,915
Union Hamilton Special Funding LLC
4.00%, 03/28/06	359,814	359,814
US Bank N.A.
4.01%, 09/29/06	161,916	161,878
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	800,456	800,456
Wells Fargo & Co.
3.96%, 09/15/06[4]	179,907	179,922
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	$629,675	$629,637
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	921,124	921,107
Winston Funding Ltd.
4.26%, 01/23/06[4]	256,907	256,907
World Savings Bank
3.89%, 03/09/06	539,721	539,711

		30,047,077

TOTAL SHORT-TERM INVESTMENTS (Cost: $75,473,155)		75,473,155

TOTAL INVESTMENTS IN SECURITIES – 109.70% (Cost: $674,539,011)		845,942,766
Other Assets, Less Liabilities – (9.70)%		(74,797,989)

NET ASSETS – 100.00%		$771,144,777

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.92%
AGRICULTURE – 0.05%
Delta & Pine Land Co.[1]	27,425	$684,254

		684,254
BIOTECHNOLOGY – 13.65%
Affymetrix Inc.[1,2]	45,785	2,080,013
Alexion Pharmaceuticals Inc.[2]	22,821	625,067
Amgen Inc.[2]	961,860	72,870,514
Applera Corp. - Celera Genomics Group[1,2]	55,375	657,855
Biogen Idec Inc.[1,2]	256,497	10,421,473
Bio-Rad Laboratories Inc. Class A1,2	12,258	717,338
Celgene Corp.[2]	124,240	6,969,864
Cell Genesys Inc.[2]	27,598	148,753
Charles River Laboratories International Inc.[1,2]	54,120	2,368,291
Chiron Corp.[1,2]	82,575	3,644,861
CuraGen Corp.[2]	27,889	129,684
Enzo Biochem Inc.[1,2]	23,419	319,435
Enzon Pharmaceuticals Inc.[2]	28,910	202,659
Genentech Inc.[2]	351,092	31,808,935
Genzyme Corp.[1,2]	190,509	13,773,801
Human Genome Sciences Inc.[1,2]	98,743	824,504
ICOS Corp.[1,2]	44,011	1,187,417
Incyte Corp.[1,2]	62,766	313,202
InterMune Inc.[1,2]	21,483	292,169
Invitrogen Corp.[1,2]	39,904	2,537,495
Lexicon Genetics Inc.[1,2]	32,772	130,760
Maxygen Inc.[1,2]	20,486	179,457
MedImmune Inc.[1,2]	188,362	6,588,903
Millennium Pharmaceuticals Inc.[2]	232,445	2,119,898
Millipore Corp.[2]	37,574	2,300,280
Myriad Genetics Inc.[1,2]	23,215	449,907
Nektar Therapeutics[2]	64,606	972,966
Protein Design Labs Inc.[1,2]	80,555	2,257,151
Regeneron Pharmaceuticals Inc.[1,2]	29,297	366,505
Savient Pharmaceuticals Inc.[2]	46,430	174,113
Telik Inc.[1,2]	39,653	592,416
Vertex Pharmaceuticals Inc.[1,2]	70,132	1,595,503

		169,621,189
COMMERCIAL SERVICES – 0.23%
Albany Molecular Research Inc.[1,2]	16,049	$215,057
PAREXEL International Corp.[1,2]	19,860	434,537
Pharmaceutical Product Development Inc.[1]	37,982	2,182,826

		2,832,420
DISTRIBUTION & WHOLESALE – 0.07%
Owens & Minor Inc.[1]	29,838	878,729

		878,729
ELECTRONICS – 1.35%
Applera Corp. - Applied Biosystems Group	152,906	3,711,029
Fisher Scientific International Inc.[1,2]	87,104	4,921,376
Molecular Devices Corp.[1,2]	13,287	297,629
Thermo Electron Corp.[1,2]	121,893	3,679,950
Varian Inc.[1,2]	24,314	894,026
Waters Corp.[2]	89,307	3,232,913

		16,736,923
HEALTH CARE - PRODUCTS – 28.94%
Advanced Medical Optics Inc.[1,2]	49,409	1,762,913
Alcon Inc.	59,687	7,932,402
American Medical Systems Holdings Inc.[2]	48,400	791,340
ArthroCare Corp.[1,2]	18,260	670,690
Bard (C.R.) Inc.	79,377	4,951,537
Bausch & Lomb Inc.	40,040	2,970,568
Baxter International Inc.	469,297	17,941,224
Beckman Coulter Inc.[1]	46,843	2,307,486
Becton, Dickinson & Co.	180,220	9,146,165
Biomet Inc.	176,985	6,164,388
Biosite Inc.[1,2]	12,737	703,465
Boston Scientific Corp.[2]	453,202	11,384,434
Cooper Companies Inc.[1]	33,270	2,290,307
Cyberonics Inc.[1,2]	16,357	491,037
Cytyc Corp.[1,2]	86,456	2,191,660
Dade Behring Holdings Inc.	67,327	2,424,445
Datascope Corp.[1]	9,555	303,562
DENTSPLY International Inc.	54,190	2,988,037
Diagnostic Products Corp.	17,251	726,267
Edwards Lifesciences Corp.[1,2]	45,155	1,868,514
Gen-Probe Inc.[1,2]	37,610	1,535,992

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Guidant Corp.	244,518	$15,404,634
Haemonetics Corp.[1,2]	19,134	927,042
Henry Schein Inc. [1,2]	65,563	2,598,917
Hillenbrand Industries Inc.	44,175	2,035,142
IDEXX Laboratories Inc.[1,2]	25,511	1,789,086
Immucor Inc.[2]	34,043	882,395
INAMED Corp.[2]	26,970	1,917,567
Intuitive Surgical Inc.[1,2]	25,524	2,264,745
Invacare Corp.[1]	23,034	778,319
Johnson & Johnson	2,251,831	141,009,657
Kinetic Concepts Inc.[1,2]	38,499	1,382,114
Kyphon Inc.[2]	27,138	1,087,962
Medtronic Inc.	915,880	51,893,761
Mentor Corp.[1]	28,166	1,267,470
Patterson Companies Inc.[1,2]	88,228	3,650,875
PolyMedica Corp.	18,027	595,071
PSS World Medical Inc.[1,2]	49,102	683,991
ResMed Inc.[1,2]	51,324	1,956,984
Respironics Inc.[2]	59,695	2,141,260
St. Jude Medical Inc.[2]	270,763	13,015,577
Steris Corp.[1]	52,344	1,193,967
Stryker Corp.	211,638	8,691,973
Sybron Dental Specialties Inc.[1,2]	29,518	1,266,322
TECHNE Corp.[1,2]	27,631	1,498,153
Varian Medical Systems Inc.[1,2]	103,587	4,719,424
Ventana Medical Systems Inc.[2]	24,240	929,119
Viasys Healthcare Inc.[1,2]	20,387	487,045
Zimmer Holdings Inc.[2]	186,969	11,923,013

		359,538,018
HEALTH CARE - SERVICES – 15.92%
Aetna Inc.	222,921	19,741,884
American Healthways Inc.[2]	24,734	1,003,211
AMERIGROUP Corp.[1,2]	37,725	630,762
Apria Healthcare Group Inc.[2]	37,885	874,007
Beverly Enterprises Inc.[2]	75,856	890,549
Centene Corp.[1,2]	31,542	635,571
Community Health Systems Inc.[2]	66,034	2,450,522
Covance Inc.[1,2]	47,460	2,308,929
Coventry Health Care Inc.[2]	120,380	6,499,316
DaVita Inc.[1,2]	75,733	3,724,549
HCA Inc.	326,377	15,728,108
Health Management Associates Inc. Class A1	174,729	$3,740,948
Health Net Inc.[1,2]	84,824	3,973,156
Humana Inc.[2]	121,878	5,410,164
Laboratory Corp. of America Holdings[1,2]	102,271	4,934,576
LifePoint Hospitals Inc.[1,2]	38,758	1,515,438
Lincare Holdings Inc.[1,2]	76,006	3,104,845
Manor Care Inc.[1]	66,257	2,468,073
Odyssey Healthcare Inc.[1,2]	26,264	453,842
PacifiCare Health Systems Inc.[2]	65,632	5,405,452
Pediatrix Medical Group Inc.[1,2]	16,948	1,306,013
Quest Diagnostics Inc.	118,254	5,523,644
Renal Care Group Inc.[2]	50,821	2,380,964
Sierra Health Services Inc.[2]	19,467	1,460,025
Sunrise Senior Living Inc.[1,2]	27,158	878,290
Tenet Healthcare Corp.[1,2]	355,614	2,994,270
Triad Hospitals Inc.[2]	64,469	2,651,610
United Surgical Partners International Inc.[1,2]	32,430	1,162,616
UnitedHealth Group Inc.	958,849	55,507,769
Universal Health Services Inc. Class B1	41,287	1,946,269
WellChoice Inc.[2]	24,059	1,820,063
WellPoint Inc.[1,2]	463,932	34,646,442

		197,771,877
INSURANCE – 0.94%
CIGNA Corp.	100,319	11,623,963

		11,623,963
INTERNET – 0.03%
eResearch Technology Inc.[1,2]	30,031	430,344

		430,344
PHARMACEUTICALS – 38.74%
Abbott Laboratories	1,179,397	50,773,040
Abgenix Inc.[1,2]	59,370	617,448
Alkermes Inc.[2]	68,035	1,108,290
Allergan Inc.[1]	99,844	8,916,069
Alpharma Inc. Class A	30,788	766,313
American Pharmaceutical Partners Inc.[2]	30,562	1,315,694
Amylin Pharmaceuticals Inc.[1,2]	75,508	2,537,069

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Barr Pharmaceuticals Inc.[2]	68,051	$3,909,530
Bristol-Myers Squibb Co.	1,479,814	31,327,662
Caremark Rx Inc.[2]	346,074	18,134,278
Cell Therapeutics Inc.[2]	34,402	82,565
Cephalon Inc.[1,2]	42,961	1,958,592
Cubist Pharmaceuticals Inc.[1,2]	40,095	810,320
CV Therapeutics Inc.[1,2]	32,922	825,025
Endo Pharmaceuticals Holdings Inc.[1,2]	73,687	1,983,654
Express Scripts Inc.[2]	94,971	7,161,763
Forest Laboratories Inc.[2]	266,339	10,096,911
Gilead Sciences Inc.[2]	326,065	15,406,571
Hospira Inc.[2]	118,172	4,709,154
ImClone Systems Inc.[1,2]	50,216	1,742,495
IVAX Corp.[2]	168,542	4,811,874
King Pharmaceuticals Inc.[2]	183,205	2,826,853
Lilly (Eli) & Co.[1]	732,289	36,460,669
Medarex Inc.[2]	83,466	729,493
Medco Health Solutions Inc.[2]	230,462	13,021,103
Medicines Co. (The)[1,2]	34,003	582,811
Medicis Pharmaceutical Corp. Class A1	42,450	1,252,275
Merck & Co. Inc.	1,668,407	47,082,446
MGI Pharma Inc.[1,2]	53,576	1,005,086
Mylan Laboratories Inc.	164,555	3,161,102
Nabi Biopharmaceuticals[1,2]	44,231	568,368
Neurocrine Biosciences Inc.[1,2]	27,611	1,458,413
Noven Pharmaceuticals Inc.[1,2]	17,759	250,224
NPS Pharmaceuticals Inc.[2]	31,476	310,353
Onyx Pharmaceuticals Inc.[1,2]	25,174	646,720
OSI Pharmaceuticals Inc.[1,2]	35,225	820,743
Par Pharmaceutical Companies Inc.[1,2]	25,760	666,669
Perrigo Co.[1]	67,035	896,258
Pfizer Inc.	5,630,700	122,411,418
Schering-Plough Corp.	1,117,067	22,721,143
Sepracor Inc.[1,2]	79,583	4,476,544
Taro Pharmaceutical Industries Ltd.[1,2]	18,353	403,766
Trimeris Inc.[2]	12,449	158,600
United Therapeutics Inc.[1,2]	17,217	1,271,648
Valeant Pharmaceuticals International[1]	69,321	1,189,548

Security	Shares or Principal	Value
Watson Pharmaceuticals Inc.[1,2]	82,928	$2,865,992
Wyeth	1,010,373	45,022,221

		481,254,783

TOTAL COMMON STOCKS (Cost: $1,261,082,666)		1,241,372,500
SHORT-TERM INVESTMENTS – 8.33%
CERTIFICATES OF DEPOSIT[3] – 0.85%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$248,250	248,250
Bank of Nova Scotia
3.79%, 01/03/06	198,600	198,589
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	446,849	446,832
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	744,749	744,749
Credit Suisse New York
3.98%, 07/19/06	1,241,248	1,241,248
Dexia Credit Local
4.02%, 08/30/06	248,250	248,208
Fortis Bank NY
3.83% - 3.84%, 01/25/06	744,749	744,751
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	1,290,898	1,290,897
HSBC Bank USA N.A.
3.72%, 08/03/06	248,250	248,316
Nordea Bank AB
3.80%, 10/02/06	297,899	297,835
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	744,749	744,642
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	769,574	769,473
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	1,365,373	1,365,410

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$397,199	$397,200
Unicredito Italiano SpA
3.80%, 06/14/06	645,449	645,308
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	898,663	898,650

		10,530,358
COMMERCIAL PAPER[3] – 2.19%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	496,499	493,236
Amsterdam Funding Corp.
4.05%, 11/01/05	744,749	744,749
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	1,241,248	1,239,470
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	1,737,747	1,732,459
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	666,744	663,670
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	620,624	618,160
CC USA Inc.
4.23%, 04/21/06	148,950	145,957
Chariot Funding LLC
4.00%, 11/23/05	443,418	442,335
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	635,519	633,399
Dorada Finance Inc.
3.76%, 01/26/06	49,650	49,204
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	471,674	470,254
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	754,704	751,959
Ford Credit Auto Receivables
4.00%, 12/12/05	82,593	82,216
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	$2,336,863	$2,328,597
Galaxy Funding Inc.
4.23%, 04/18/06	142,495	139,682
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	863,253	862,397
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	744,749	741,393
General Electric Co.
3.98%, 12/30/05	248,250	246,630
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	1,585,962	1,583,842
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	620,624	618,694
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	1,191,598	1,183,535
HSBC PLC
3.88%, 02/03/06	148,950	147,441
Jupiter Securitization Corp.
4.01%, 11/29/05	583,302	581,483
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	1,037,683	1,032,163
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	397,199	396,096
Nordea North America Inc.
4.16%, 04/04/06	521,324	512,047
Park Avenue Receivables Corp.
4.00%, 11/22/05	772,811	771,008
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	1,931,382	1,925,617
Park Sienna LLC
4.01%, 11/23/05	99,632	99,388

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Polonius Inc.
4.01%, 11/23/05	$273,075	$272,405
Preferred Receivables Funding
4.01%, 11/29/05	135,028	134,607
Ranger Funding Co. LLC
4.03%, 11/30/05	525,520	523,813
Santander Central Hispano
Finance Inc.
3.91%, 02/17/06	496,499	490,675
Sedna Finance Inc.
3.92%, 02/21/06	124,125	122,611
Sigma Finance Inc.
4.16%, 04/06/06	297,899	292,529
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	377,339	375,583
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	1,392,799	1,389,524
Thames Asset Global Securitization
No. 1 Inc.
4.00%, 11/23/05	106,812	106,551
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	331,885	329,528
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	2,005,454	1,999,093

		27,274,000
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	248,250	248,250

		248,250
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	153,915	153,904
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	794,399	794,325

		948,229

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	740,194	$740,194

		740,194
REPURCHASE AGREEMENTS[3] – 1.62%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $4,965,547 and an effective yield of 4.03%.[7]	$4,964,991	4,964,991
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $4,965,547 and an effective yield of 4.03%.[7]	4,964,991	4,964,991
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $6,455,211 and an effective yield of 4.03%.[7]	6,454,488	6,454,488
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,241,388 and an effective yield of 4.05%.[7]	1,241,248	1,241,248
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,482,774 and an effective yield of 4.03%.[7]	2,482,496	2,482,496

		20,108,214
TIME DEPOSITS[3] – 0.17%
Deutsche Bank
4.03%, 11/01/05	649,952	649,952
SunTrust Bank
3.97%, 11/01/05	1,489,497	1,489,497

		2,139,449

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 3.34%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	$1,546,595	$1,546,974
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	1,911,522	1,911,510
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	819,224	819,224
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	273,075	273,247
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	1,613,622	1,614,581
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	322,724	322,724
Bank of America N.A.
3.81%, 08/10/06	2,482,496	2,482,496
Bank of Ireland
3.97%, 11/17/06[4]	496,499	496,499
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	1,236,283	1,236,212
BMW US Capital LLC
3.94%, 11/15/06[4]	496,499	496,499
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	1,335,583	1,335,540
Commodore CDO Ltd.
3.91%, 06/13/06[4]	124,125	124,125
DEPFA Bank PLC
3.88%, 09/15/06	496,499	496,499
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	789,434	789,462
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	496,499	496,499
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	$496,499	$496,494
Fifth Third Bancorp.
3.99%, 09/22/06[4]	992,998	992,998
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	347,549	347,553
General Electric Capital Corp.
4.04%, 10/06/06	223,425	223,614
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	372,374	372,375
Hartford Life Global Funding Trusts
3.96%, 08/15/06	496,499	496,499
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	496,499	496,499
HSBC Bank USA N.A.
4.20%, 05/04/06	173,775	173,846
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	943,348	943,354
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	520,737	520,737
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	1,936,347	1,936,482
Lothian Mortgages PLC
4.02%, 01/24/06[4]	248,250	248,250
Marshall & Ilsley Bank
4.10%, 02/20/06	496,499	496,681
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	1,484,532	1,485,544
Mound Financing PLC
3.94%, 11/08/06[4]	992,998	992,998
Natexis Banques Populaires
3.95%, 10/16/06[4]	372,374	372,374
National City Bank (Ohio)
3.83%, 01/06/06	248,250	248,236
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	1,837,047	1,837,165

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. HEALTHCARE SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Nordea Bank AB
3.92%, 08/11/06[4]	$868,874	$868,874
Northern Rock PLC
3.87%, 08/03/06[4]	595,799	595,822
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	1,350,478	1,350,477
Principal Life Income Funding Trusts
3.74%, 05/10/06	372,374	372,384
Royal Bank of Scotland
3.80%, 04/05/06	664,068	663,959
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	422,024	422,012
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	2,040,611	2,040,598
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	496,499	496,499
Strips III LLC
4.08%, 07/24/06[4,8]	139,831	139,831
SunTrust Bank
4.19%, 04/28/06	744,749	744,749
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	1,107,193	1,107,092
Toyota Motor Credit Corp.
3.95%, 04/10/06	223,425	223,423
Union Hamilton Special Funding LLC
4.00%, 03/28/06	496,499	496,499
US Bank N.A.
4.01%, 09/29/06	223,425	223,371
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	1,104,531	1,104,531
Wells Fargo & Co.
3.96%, 09/15/06[4]	248,250	248,270
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	868,873	868,821
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	1,271,038	1,271,014
Winston Funding Ltd.
4.26%, 01/23/06[4]	$354,500	$354,500
World Savings Bank
3.89%, 03/09/06	744,749	744,734

		41,461,250

TOTAL SHORT-TERM INVESTMENTS (Cost: $103,449,944)		103,449,944

TOTAL INVESTMENTS IN SECURITIES – 108.25% (Cost: $1,364,532,610)		1,344,822,444
Other Assets, Less Liabilities – (8.25)%		(102,468,261)

NET ASSETS – 100.00%		$1,242,354,183

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%
COMPUTERS – 25.87%
Advanced Digital Information Corp.[1]	14,500	$132,531
Agilysys Inc.	6,742	100,725
Anteon International Corp.[1,2]	7,475	337,870
Apple Computer Inc.[1]	185,298	10,671,312
Brocade Communications Systems Inc.[1]	59,991	223,167
CACI International Inc. Class A1	6,631	361,655
Cadence Design Systems Inc.[1,2]	61,831	988,059
CIBER Inc.[1,2]	12,959	82,678
Cognizant Technology Solutions Corp.[1]	30,531	1,342,753
Computer Sciences Corp.[1,2]	42,452	2,175,665
Dell Inc.[1]	496,378	15,824,531
Diebold Inc.	16,212	585,902
DST Systems Inc.[1,2]	14,304	802,740
Electronic Data Systems Corp.	115,465	2,691,489
Electronics For Imaging Inc.[1]	12,241	307,372
EMC Corp.[1]	548,803	7,661,290
Gateway Inc.[1,2]	52,983	151,002
Henry (Jack) & Associates Inc.[2]	17,457	313,877
Hewlett-Packard Co.	656,541	18,409,410
Hutchinson Technology Inc.[1,2]	5,910	146,568
Imation Corp.	7,613	325,913
InFocus Corp.[1]	8,899	28,477
Intergraph Corp.[1,2]	6,380	308,664
International Business Machines Corp.	365,797	29,951,458
Iomega Corp.[1,2]	12,131	35,786
Kronos Inc.[1,2]	7,074	324,414
Lexmark International Inc.[1]	29,313	1,217,076
Maxtor Corp.[1,2]	56,010	196,035
McDATA Corp. Class A1,2	27,053	130,125
Mentor Graphics Corp.[1]	17,345	143,443
Mercury Computer Systems Inc.[1,2]	4,804	91,228
MICROS Systems Inc.[1]	8,576	393,810
M-Systems Flash Disk Pioneers Ltd.[1]	7,400	234,506
NCR Corp.[1]	42,175	1,274,528
Network Appliance Inc.[1]	82,866	2,267,214
Palm Inc.[1]	9,573	$245,930
Perot Systems Corp. Class A1,2	17,161	237,851
Quantum Corp.[1,2]	40,635	122,718
RadiSys Corp.[1,2]	4,493	72,203
Reynolds & Reynolds Co. (The) Class A	14,752	391,518
SanDisk Corp.[1]	40,982	2,413,430
Seagate Technology	85,899	1,244,677
Silicon Graphics Inc.[1,2]	56,969	38,169
Silicon Storage Technology Inc.[1]	19,906	100,525
SRA International Inc. Class A1	8,034	263,676
Sun Microsystems Inc.[1]	772,564	3,090,256
Synopsys Inc.[1]	32,919	623,815
Unisys Corp.[1]	76,560	391,222
Western Digital Corp.[1]	46,531	563,025

		110,032,288
DISTRIBUTION & WHOLESALE – 0.31%
Ingram Micro Inc. Class A1	28,330	512,773
Tech Data Corp.[1]	13,106	453,992
United Stationers Inc.[1]	7,528	341,545

		1,308,310
ELECTRICAL COMPONENTS & EQUIPMENT – 0.21%
American Power Conversion Corp.	42,462	908,262

		908,262
ELECTRONICS – 0.07%
Cymer Inc.[1]	8,350	290,997

		290,997
ENGINEERING & CONSTRUCTION – 0.04%
Dycom Industries Inc.[1,2]	8,949	178,354

		178,354
ENTERTAINMENT – 0.05%
Macrovision Corp.[1]	11,296	212,817

		212,817
HOME FURNISHINGS – 0.01%
Audiovox Corp. Class A1	4,310	61,245

		61,245
INTERNET – 9.69%
Agile Software Corp.[1,2]	11,325	80,407
Akamai Technologies Inc.[1,2]	29,766	516,142
Ariba Inc.[1]	15,245	119,063
Avocent Corp.[1]	11,144	341,675

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Check Point Software Technologies Ltd.[1]	40,707	$910,209
Digital River Inc.[1]	7,814	218,870
EarthLink Inc.[1,2]	29,143	320,864
Entrust Inc.[1]	11,625	51,731
F5 Networks Inc.[1,2]	8,462	440,278
Google Inc. Class A1	40,616	15,114,838
InfoSpace Inc.[1]	6,651	167,073
Internet Security Systems Inc.[1,2]	8,501	209,380
Interwoven Inc.[1]	8,378	78,753
Keynote Systems Inc.[1]	3,872	50,452
Macromedia Inc.[1]	16,694	733,200
MatrixOne Inc.[1]	11,735	59,144
McAfee Inc.[1,2]	35,342	1,061,320
Openwave Systems Inc.[1,2]	15,696	280,488
PC-Tel Inc.[1,2]	4,775	44,169
RealNetworks Inc.[1]	25,619	199,828
RSA Security Inc.[1,2]	15,979	182,161
S1 Corp.[1]	14,987	65,793
SonicWALL Inc.[1]	12,064	83,965
Symantec Corp.[1]	270,383	6,448,635
TIBCO Software Inc.[1]	45,224	343,250
United Online Inc.	14,228	190,797
VeriSign Inc.[1]	57,561	1,360,166
Verity Inc.[1]	8,269	82,277
Vignette Corp.[1]	6,743	112,001
WatchGuard Technologies Inc.[1]	7,731	26,904
webMethods Inc.[1]	12,168	84,689
Websense Inc.[1,2]	5,248	310,052
Yahoo! Inc.[1,2]	295,151	10,911,732

		41,200,306
MACHINERY – 0.26%
Presstek Inc.[1]	6,490	66,522
Unova Inc.[1,2]	10,744	333,064
Zebra Technologies Corp. Class A1,2	16,280	701,831

		1,101,417
OFFICE & BUSINESS EQUIPMENT – 1.27%
IKON Office Solutions Inc.[2]	26,814	267,604
Pitney Bowes Inc.	52,315	2,201,415
Xerox Corp.[1]	216,297	2,935,150

		5,404,169
PHARMACEUTICALS – 0.01%
Accelrys Inc.[1]	5,517	$36,081

		36,081
RETAIL – 0.05%
Insight Enterprises Inc.[1,2]	11,102	227,813

		227,813
SEMICONDUCTORS – 21.79%
Actel Corp.[1]	5,860	81,746
Advanced Micro Devices Inc.[1,2]	89,151	2,070,086
Agere Systems Inc.[1]	41,156	428,022
Altera Corp.[1,2]	84,125	1,400,681
Amkor Technology Inc.[1]	20,964	110,690
Analog Devices Inc.	84,780	2,948,648
Applied Materials Inc.[2]	378,214	6,195,145
Applied Micro Circuits Corp.[1]	71,103	173,491
Asyst Technologies Inc.[1]	10,762	46,492
Atmel Corp.[1]	101,096	248,696
ATMI Inc.[1,2]	8,476	231,480
Axcelis Technologies Inc.[1,2]	22,797	99,167
Broadcom Corp. Class A1	62,835	2,667,974
Brooks Automation Inc.[1]	16,927	198,215
Cabot Microelectronics Corp.[1,2]	5,662	166,463
Cirrus Logic Inc.[1]	17,427	114,321
Cohu Inc.	4,569	105,818
Conexant Systems Inc.[1]	103,983	201,727
Credence Systems Corp.[1]	18,246	140,494
Cree Inc.[1,2]	16,733	402,261
Cypress Semiconductor Corp.[1,2]	30,391	413,318
DSP Group Inc.[1]	6,433	158,123
Emulex Corp.[1]	18,675	345,674
ESS Technology Inc.[1]	7,874	22,756
Exar Corp.[1]	7,920	99,713
Fairchild Semiconductor International Inc. Class A1	26,979	415,477
Freescale Semiconductor Inc. Class A1,2	29,395	696,368
Freescale Semiconductor Inc. Class B1,2	61,092	1,458,877
Integrated Device Technology Inc.[1]	45,484	449,382
Intel Corp.	1,399,627	32,891,234
International Rectifier Corp.[1,2]	15,054	445,448
Intersil Corp. Class A	34,032	774,568
KLA-Tencor Corp.[2]	44,494	2,059,627

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
Kopin Corp.[1]	15,704	$88,728
Kulicke & Soffa Industries Inc.[1]	11,763	73,754
Lam Research Corp.[1,2]	31,589	1,065,813
Lattice Semiconductor Corp.[1]	24,022	105,216
Linear Technology Corp.	69,656	2,313,276
LSI Logic Corp.[1]	88,181	715,148
LTX Corp.[1]	13,703	47,138
Marvell Technology Group Ltd.[1]	50,119	2,326,023
Maxim Integrated Products Inc.	73,956	2,564,794
MEMC Electronic Materials Inc.[1]	34,030	610,498
Micrel Inc.[1,2]	15,014	150,140
Microchip Technology Inc.	46,581	1,405,349
Micron Technology Inc.[1]	138,599	1,800,401
Microsemi Corp.[1,2]	13,316	308,532
Mindspeed Technologies Inc.[1,2]	23,318	41,506
National Semiconductor Corp.	79,008	1,787,951
Novellus Systems Inc.	31,772	694,536
NVIDIA Corp.[1]	36,233	1,215,617
OmniVision Technologies Inc.[1,2]	12,853	165,675
Photronics Inc.[1]	8,560	154,080
PMC-Sierra Inc.[1,2]	41,468	294,423
Power Integrations Inc.[1,2]	6,604	139,410
QLogic Corp.[1]	19,495	587,969
Rambus Inc.[1,2]	21,996	280,449
Semtech Corp.[1,2]	17,020	256,662
Silicon Image Inc.[1]	17,272	158,557
Silicon Laboratories Inc.[1]	9,111	293,101
Skyworks Solutions Inc.[1]	35,626	190,955
Teradyne Inc.[1]	43,890	594,271
Tessera Technologies Inc.[1,2]	9,908	276,433
Texas Instruments Inc.	386,156	11,024,754
Transmeta Corp.[1,2]	41,371	50,886
TriQuint Semiconductor Inc.[1]	30,974	130,091
Ultratech Inc.[1,2]	4,972	68,514
Varian Semiconductor
Equipment Associates Inc.[1,2]	8,214	310,653
Vitesse Semiconductor Corp.[1]	50,157	82,759
Xilinx Inc.	78,558	1,881,464
Zoran Corp.[1,2]	9,856	144,686

		92,662,394
SOFTWARE – 21.29%
Actuate Corp.[1]	13,358	$38,070
Adobe Systems Inc.	110,914	3,576,977
Advent Software Inc.[1,2]	5,103	156,764
Autodesk Inc.[2]	52,331	2,361,698
BEA Systems Inc.[1]	87,261	769,642
BMC Software Inc.[1]	50,464	988,590
Borland Software Corp.[1]	18,391	92,875
Cerner Corp.[1]	6,390	539,636
Citrix Systems Inc.[1]	38,257	1,054,745
Computer Associates International Inc.	106,039	2,965,911
Compuware Corp.[1]	78,061	631,513
CSG Systems International Inc.[1,2]	10,647	250,311
Dendrite International Inc.[1,2]	8,734	153,282
Fair Isaac Corp.	15,214	635,337
FileNET Corp.[1,2]	9,014	253,744
Hyperion Solutions Corp.[1]	8,828	426,922
IDX Systems Corp.[1]	4,867	211,179
Informatica Corp.[1,2]	19,662	233,978
Inter-Tel Inc.	4,602	85,183
Intuit Inc.[1]	37,619	1,727,841
JDA Software Group Inc.[1]	6,714	108,565
Keane Inc.[1,2]	12,115	136,900
Mercury Interactive Corp.[1,2]	19,087	664,037
Micromuse Inc.[1]	18,036	129,318
Microsoft Corp.	2,178,741	55,993,644
MRO Software Inc.[1,2]	4,622	75,708
NDCHealth Corp.	8,309	156,542
NetIQ Corp.[1,2]	12,415	148,856
Novell Inc.[1]	84,955	647,357
Oracle Corp.[1]	904,307	11,466,613
Packeteer Inc.[1]	7,498	59,159
Parametric Technology Corp.[1]	60,546	394,154
Quest Software Inc.[1]	11,753	163,484
Red Hat Inc.[1,2]	39,406	915,007
Salesforce.com Inc.[1]	17,792	444,622
SERENA Software Inc.[1]	6,103	133,595
Siebel Systems Inc.	104,343	1,079,950
Sybase Inc.[1,2]	20,326	452,254
Wind River Systems Inc.[1]	17,821	233,455

		90,557,418

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
TELECOMMUNICATIONS – 19.04%
Adaptec Inc.[1]	25,134	$103,301
ADC Telecommunications Inc.[1]	26,389	460,488
ADTRAN Inc.	15,339	464,005
Amdocs Ltd.[1]	42,351	1,121,031
American Tower Corp. Class A1	90,674	2,162,575
Andrew Corp.[1]	33,764	358,574
Arris Group Inc.[1]	18,455	152,623
Avaya Inc.[1,2]	101,849	1,173,300
C-COR Inc.[1]	11,060	58,950
CIENA Corp.[1]	129,481	306,870
Cisco Systems Inc.[1]	1,492,997	26,052,798
Comverse Technology Inc.[1]	41,397	1,039,065
Corning Inc.[1]	322,690	6,482,842
Crown Castle International Corp.[1,2]	50,917	1,248,485
Extreme Networks Inc.[1]	25,079	121,132
Finisar Corp.[1]	41,189	62,195
Foundry Networks Inc.[1]	26,974	321,800
Harmonic Inc.[1]	16,357	75,406
Harris Corp.	30,219	1,242,001
InterDigital Communications Corp.[1,2]	12,472	239,338
JDS Uniphase Corp.[1]	314,897	661,284
Juniper Networks Inc.[1,2]	123,614	2,883,915
Lucent Technologies Inc.[1,2]	977,495	2,785,861
Motorola Inc.	555,644	12,313,071
MRV Communications Inc.[1,2]	23,684	45,710
Plantronics Inc.	10,816	322,858
Polycom Inc.[1]	22,688	347,126
QUALCOMM Inc.	373,171	14,837,279
RF Micro Devices Inc.[1]	42,102	220,614
Scientific-Atlanta Inc.	34,406	1,219,349
Sonus Networks Inc.[1]	55,568	242,276
Stratex Networks Inc.[1,2]	19,157	49,042
Sycamore Networks Inc.[1]	41,721	162,295
Tekelec[1]	14,385	197,362
Tellabs Inc.[1]	95,792	915,772
3Com Corp.[1,2]	90,113	346,935
UTStarcom Inc.[1,2]	22,634	124,940
Wireless Facilities Inc.[1]	11,014	73,684

		80,996,152

TOTAL COMMON STOCKS (Cost: $441,016,287)		425,178,023
SHORT-TERM INVESTMENTS – 7.48%
CERTIFICATES OF DEPOSIT[3] – 0.76%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$75,981	$75,981
Bank of Nova Scotia
3.79%, 01/03/06	60,785	60,782
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	136,766	136,761
Credit Suisse First Boston
3.91% - 4.03%,
01/04/06 - 05/09/06	227,943	227,943
Credit Suisse New York
3.98%, 07/19/06	379,906	379,906
Dexia Credit Local
4.02%, 08/30/06	75,981	75,969
Fortis Bank NY
3.83% - 3.84%, 01/25/06	227,943	227,944
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	395,102	395,101
HSBC Bank USA N.A.
3.72%, 08/03/06	75,981	76,001
Nordea Bank AB
3.80%, 10/02/06	91,177	91,158
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	227,943	227,911
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	235,542	235,510
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	417,896	417,908
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	121,570	121,570
Unicredito Italiano SpA
3.80%, 06/14/06	197,551	197,508
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	275,052	275,048

		3,223,001

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
COMMERCIAL PAPER[3] – 1.96%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	$151,962	$150,961
Amsterdam Funding Corp.
4.05%, 11/01/05	227,943	227,943
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	379,906	379,361
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	531,868	530,250
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	204,069	203,128
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	189,953	189,198
CC USA Inc.
4.23%, 04/21/06	45,589	44,673
Chariot Funding LLC
4.00%, 11/23/05	135,716	135,384
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	194,512	193,863
Dorada Finance Inc.
3.76%, 01/26/06	15,196	15,060
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	144,364	143,930
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	230,990	230,150
Ford Credit Auto Receivables
4.00%, 12/12/05	25,279	25,164
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	715,238	712,709
Galaxy Funding Inc.
4.23%, 04/18/06	43,613	42,752
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	264,214	263,952
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	$227,943	$226,917
General Electric Co.
3.98%, 12/30/05	75,981	75,486
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	485,412	484,763
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	189,953	189,361
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	364,709	362,241
HSBC PLC
3.88%, 02/03/06	45,589	45,127
Jupiter Securitization Corp.
4.01%, 11/29/05	178,530	177,973
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	317,601	315,912
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	121,570	121,232
Nordea North America Inc.
4.16%, 04/04/06	159,560	156,721
Park Avenue Receivables Corp.
4.00%, 11/22/05	236,532	235,980
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	591,133	589,369
Park Sienna LLC
4.01%, 11/23/05	30,494	30,420
Polonius Inc.
4.01%, 11/23/05	83,579	83,374
Preferred Receivables Funding
4.01%, 11/29/05	41,328	41,199
Ranger Funding Co. LLC
4.03%, 11/30/05	160,844	160,322
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	151,962	150,180

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$37,991	$37,527
Sigma Finance Inc.
4.16%, 04/06/06	91,177	89,534
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	115,491	114,954
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	426,291	425,287
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	32,692	32,612
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	101,579	100,858
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	613,804	611,858

		8,347,685
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	75,981	75,981

		75,981
MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	47,108	47,105
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	243,140	243,117

		290,222
MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	358,646	358,646

		358,646
REPURCHASE AGREEMENTS[3] – 1.45%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,519,793 and an effective yield of 4.03%.[7]	$1,519,623	1,519,623

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,519,793 and an effective yield of 4.03%.[7]	$1,519,623	$1,519,623
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,975,731 and an effective yield of 4.03%.[7]	1,975,510	1,975,510
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $379,949 and an effective yield of 4.05%.[7]	379,906	379,906
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $759,896 and an effective yield of 4.03%.[7]	759,811	759,811

		6,154,473
TIME DEPOSITS[3] – 0.15%
Deutsche Bank
4.03%, 11/01/05	198,929	198,929
SunTrust Bank
3.97%, 11/01/05	455,887	455,887

		654,816
VARIABLE & FLOATING RATE NOTES[3] – 2.98%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	473,362	473,478
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	585,055	585,052
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	250,738	250,738
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	83,579	83,632

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$493,877	$494,170
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	98,775	98,775
Bank of America N.A.
3.81%, 08/10/06	759,811	759,811
Bank of Ireland
3.97%, 11/17/06[4]	151,962	151,962
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	378,386	378,364
BMW US Capital LLC
3.94%, 11/15/06[4]	151,962	151,962
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	408,778	408,765
Commodore CDO Ltd.
3.91%, 06/13/06[4]	37,991	37,991
DEPFA Bank PLC
3.88%, 09/15/06	151,962	151,962
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	241,620	241,628
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	151,962	151,962
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	151,962	151,960
Fifth Third Bancorp.
3.99%, 09/22/06[4]	303,925	303,925
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	106,374	106,374
General Electric Capital Corp.
4.04%, 10/06/06	68,383	68,441
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	113,972	113,972
Hartford Life Global Funding Trusts
3.96%, 08/15/06	151,962	151,962
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	$151,962	$151,962
HSBC Bank USA N.A.
4.20%, 05/04/06	53,187	53,209
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	288,728	288,730
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	159,381	159,380
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	592,653	592,694
Lothian Mortgages PLC
4.02%, 01/24/06[4]	75,981	75,981
Marshall & Ilsley Bank
4.10%, 02/20/06	151,962	152,018
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	454,367	454,676
Mound Financing PLC
3.94%, 11/08/06[4]	303,925	303,925
Natexis Banques Populaires
3.95%, 10/16/06[4]	113,972	113,972
National City Bank (Ohio)
3.83%, 01/06/06	75,981	75,977
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	562,260	562,297
Nordea Bank AB
3.92%, 08/11/06[4]	265,934	265,934
Northern Rock PLC
3.87%, 08/03/06[4]	182,355	182,362
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	413,337	413,338
Principal Life Income Funding Trusts
3.74%, 05/10/06	113,972	113,975
Royal Bank of Scotland
3.80%, 04/05/06	203,250	203,216
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	129,168	129,165

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TECHNOLOGY SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	$624,565	$624,561
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	151,962	151,962
Strips III LLC
4.08%, 07/24/06[4,8]	42,798	42,798
SunTrust Bank
4.19%, 04/28/06	227,943	227,943
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	338,876	338,845
Toyota Motor Credit Corp.
3.95%, 04/10/06	68,383	68,383
Union Hamilton Special Funding LLC
4.00%, 03/28/06	151,962	151,962
US Bank N.A.
4.01%, 09/29/06	68,383	68,367
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	338,061	338,061
Wells Fargo & Co.
3.96%, 09/15/06[4]	75,981	75,987
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	265,934	265,918
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	389,023	389,016
Winston Funding Ltd.
4.26%, 01/23/06[4]	108,501	108,501
World Savings Bank
3.89%, 03/09/06	227,943	227,939

		12,689,940

TOTAL SHORT-TERM INVESTMENTS (Cost: $31,794,764)		31,794,764

TOTAL INVESTMENTS IN SECURITIES – 107.44% (Cost: $472,811,051)		456,972,787
Other Assets, Less Liabilities – (7.44)%		(31,626,099)

NET ASSETS – 100.00%		$425,346,688

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.95%
HOLDING COMPANIES- DIVERSIFIED – 1.50%
Leucadia National Corp.[1]	178,381	$7,663,248

		7,663,248
TELECOMMUNICATIONS – 98.45%
Alamosa Holdings Inc.[2]	318,163	4,708,812
Alltel Corp.	397,888	24,613,352
American Tower Corp. Class A2	131,756	3,142,381
AT&T Corp.	1,257,473	24,872,816
BCE Inc.[1]	877,143	21,709,289
BellSouth Corp.[1]	942,958	24,535,767
CenturyTel Inc.[1]	572,485	18,737,434
Cincinnati Bell Inc.[1,2]	937,692	3,713,260
Citizens Communications Co.[1]	907,083	11,102,696
Crown Castle International Corp.[2]	121,860	2,988,007
IDT Corp.[2]	94,111	1,158,506
IDT Corp. Class B1,2	304,489	3,635,599
Level 3 Communications Inc.[1,2]	879,721	2,551,191
MCI Inc.[1]	770,936	15,341,626
Nextel Partners Inc. Class A1,2	231,572	5,824,036
NII Holdings Inc. Class B1,2	174,075	14,434,299
NTL Inc.[2]	127,685	7,829,644
Qwest Communications International Inc.[1,2]	2,438,707	10,632,763
SBC Communications Inc.	3,523,524	84,036,047
Sprint Nextel Corp.	3,157,437	73,599,857
Telephone & Data Systems Inc.	244,189	9,235,228
Telephone & Data Systems Inc. Special[1]	244,522	8,839,470
UbiquiTel Inc.[2]	126,691	1,094,610
United States Cellular Corp.[1,2]	245,095	12,499,845
Verizon Communications Inc.	3,052,214	96,175,263
Vodafone Group PLC ADR[1]	661,629	17,374,378

		504,386,176

TOTAL COMMON STOCKS (Cost: $531,524,120)		512,049,424
SHORT-TERM INVESTMENTS – 9.93%
CERTIFICATES OF DEPOSIT[3] – 1.02%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$122,820	$122,820
Bank of Nova Scotia
3.79%, 01/03/06	98,256	98,251
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	221,076	221,068
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	368,461	368,460
Credit Suisse New York
3.98%, 07/19/06	614,101	614,101
Dexia Credit Local
4.02%, 08/30/06	122,820	122,800
Fortis Bank NY
3.83% - 3.84%, 01/25/06	368,461	368,462
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	638,665	638,664
HSBC Bank USA N.A.
3.72%, 08/03/06	122,820	122,853
Nordea Bank AB
3.80%, 10/02/06	147,384	147,352
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	368,461	368,408
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	380,743	380,693
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	675,511	675,529
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	196,512	196,513
Unicredito Italiano SpA
3.80%, 06/14/06	319,333	319,263
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	444,609	444,602

		5,209,839

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
COMMERCIAL PAPER[3] – 2.63%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	$245,640	$244,033
Amsterdam Funding Corp.
4.05%, 11/01/05	368,461	368,461
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	614,101	613,221
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	859,741	857,125
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	329,868	328,347
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	307,051	305,832
CC USA Inc.
4.23%, 04/21/06	73,692	72,211
Chariot Funding LLC
4.00%, 11/23/05	219,379	218,843
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	314,420	313,371
Dorada Finance Inc.
3.76%, 01/26/06	24,564	24,343
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	233,358	232,656
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	373,386	372,028
Ford Credit Auto Receivables
4.00%, 12/12/05	40,862	40,676
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	1,156,151	1,152,062
Galaxy Funding Inc.
4.23%, 04/18/06	70,499	69,107
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	427,090	426,666
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	$368,461	$366,800
General Electric Co.
3.98%, 12/30/05	122,820	122,019
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	784,647	783,599
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	307,051	306,095
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	589,537	585,548
HSBC PLC
3.88%, 02/03/06	73,692	72,946
Jupiter Securitization Corp.
4.01%, 11/29/05	288,586	287,686
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	513,388	510,658
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	196,512	195,966
Nordea North America Inc.
4.16%, 04/04/06	257,922	253,333
Park Avenue Receivables Corp.
4.00%, 11/22/05	382,344	381,452
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	955,541	952,689
Park Sienna LLC
4.01%, 11/23/05	49,293	49,172
Polonius Inc.
4.01%, 11/23/05	135,102	134,771
Preferred Receivables Funding
4.01%, 11/29/05	66,804	66,596
Ranger Funding Co. LLC
4.03%, 11/30/05	259,998	259,154
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	245,640	242,759

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$61,410	$60,661
Sigma Finance Inc.
4.16%, 04/06/06	147,384	144,727
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	186,687	185,817
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	689,080	687,458
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	52,845	52,715
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	164,198	163,032
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	992,188	989,041

		13,493,676
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	122,820	122,820

		122,820
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	76,149	76,143
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	393,025	392,988

		469,131
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	72,564	72,564

		72,564
REPURCHASE AGREEMENTS[3]– 1.94%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,456,679 and an effective yield of 4.03%.[7]	$2,456,404	2,456,404

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $2,456,679 and an effective yield of 4.03%.[7]	$2,456,404	$2,456,404
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,193,682 and an effective yield of 4.03%.[7]	3,193,325	3,193,325
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $614,170 and an effective yield of 4.05%.[7]	614,101	614,101
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,228,339 and an effective yield of 4.03%.[7]	1,228,202	1,228,202

		9,948,436
TIME DEPOSITS[3] – 0.21%
Deutsche Bank
4.03%, 11/01/05	321,560	321,560
SunTrust Bank
3.97%, 11/01/05	736,921	736,921

		1,058,481
VARIABLE & FLOATING RATE NOTES[3] – 4.00%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	765,170	765,359
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	945,716	945,710
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	405,307	405,306
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	135,102	135,188

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$798,331	$798,806
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	159,666	159,666
Bank of America N.A.
3.81%, 08/10/06	1,228,202	1,228,202
Bank of Ireland
3.97%, 11/17/06[4]	245,640	245,640
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	611,645	611,610
BMW US Capital LLC
3.94%, 11/15/06[4]	245,640	245,640
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	660,773	660,750
Commodore CDO Ltd.
3.91%, 06/13/06[4]	61,410	61,410
DEPFA Bank PLC
3.88%, 09/15/06	245,640	245,640
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	390,568	390,582
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	245,640	245,640
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	245,640	245,638
Fifth Third Bancorp.
3.99%, 09/22/06[4]	491,281	491,281
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	171,948	171,950
General Electric Capital Corp.
4.04%, 10/06/06	110,538	110,632
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	184,230	184,230
Hartford Life Global Funding Trusts
3.96%, 08/15/06	245,640	245,640
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	$245,640	$245,640
HSBC Bank USA N.A.
4.20%, 05/04/06	85,974	86,009
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	466,717	466,719
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	257,632	257,632
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	957,998	958,064
Lothian Mortgages PLC
4.02%, 01/24/06[4]	122,820	122,820
Marshall & Ilsley Bank
4.10%, 02/20/06	245,640	245,730
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	734,465	734,966
Mound Financing PLC
3.94%, 11/08/06[4]	491,281	491,281
Natexis Banques Populaires
3.95%, 10/16/06[4]	184,230	184,230
National City Bank (Ohio)
3.83%, 01/06/06	122,820	122,813
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	908,869	908,927
Nordea Bank AB
3.92%, 08/11/06[4]	429,871	429,871
Northern Rock PLC
3.87%, 08/03/06[4]	294,768	294,780
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	668,142	668,142
Principal Life Income Funding Trusts
3.74%, 05/10/06	184,230	184,235
Royal Bank of Scotland
3.80%, 04/05/06	328,544	328,491
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	208,794	208,788

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. TELECOMMUNICATIONS SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	$1,009,582	$1,009,576
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	245,640	245,640
Strips III LLC
4.08%, 07/24/06[4,8]	69,181	69,181
SunTrust Bank
4.19%, 04/28/06	368,461	368,461
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	547,778	547,729
Toyota Motor Credit Corp.
3.95%, 04/10/06	110,538	110,537
Union Hamilton Special Funding LLC
4.00%, 03/28/06	245,640	245,640
US Bank N.A.
4.01%, 09/29/06	110,538	110,512
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	546,461	546,461
Wells Fargo & Co.
3.96%, 09/15/06[4]	122,820	122,830
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	429,871	429,845
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	628,839	628,828
Winston Funding Ltd.
4.26%, 01/23/06[4]	175,387	175,387
World Savings Bank
3.89%, 03/09/06	368,461	368,454

		20,512,739

TOTAL SHORT-TERM INVESTMENTS (Cost: $50,887,686)		50,887,686

TOTAL INVESTMENTS IN SECURITIES – 109.88% (Cost: $582,411,806)		562,937,110
Other Assets, Less Liabilities – (9.88)%		(50,620,901)

NET ASSETS – 100.00%		$512,316,209

ADR – American Depositary Receipts

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.88%
ELECTRIC – 86.29%
AES Corp. (The)[1]	1,057,892	$16,809,904
Allegheny Energy Inc.[1,2]	264,289	7,468,807
ALLETE Inc.	43,080	1,895,951
Alliant Energy Corp.	189,330	5,007,779
Ameren Corp.	316,772	16,662,207
American Electric Power Co. Inc.	645,448	24,501,206
Aquila Inc.[1]	383,426	1,357,328
Avista Corp.[2]	78,760	1,379,875
Black Hills Corp.[2]	52,946	2,200,965
Calpine Corp.[1,2]	726,157	1,728,254
CenterPoint Energy Inc.	442,649	5,860,673
Cinergy Corp.	300,428	11,987,077
Cleco Corp.[2]	80,563	1,707,936
CMS Energy Corp.[1,2]	356,516	5,315,654
Consolidated Edison Inc.[2]	395,513	17,995,842
Constellation Energy Group Inc.	286,101	15,678,335
Dominion Resources Inc.	555,326	42,249,202
DPL Inc.[2]	195,612	5,040,921
DTE Energy Co.	283,277	12,237,566
Duke Energy Corp.	1,445,205	38,269,028
Duquesne Light Holdings Inc.[2]	124,928	2,085,048
Edison International	487,944	21,352,430
El Paso Electric Co.[1,2]	77,427	1,676,295
Energy East Corp.[2]	240,010	5,724,239
Entergy Corp.	345,664	24,445,358
Exelon Corp.	1,080,264	56,206,136
FirstEnergy Corp.	537,798	25,545,405
FPL Group Inc.	590,243	25,415,864
Great Plains Energy Inc.[2]	121,403	3,485,480
Hawaiian Electric Industries Inc.[2]	131,083	3,454,037
IDACORP Inc.[2]	68,011	1,963,478
Northeast Utilities	209,129	3,804,057
NRG Energy Inc.[1,2]	141,843	6,100,667
NSTAR	173,874	4,729,373
Pepco Holdings Inc.	307,323	6,604,371
PG&E Corp.	603,433	21,952,893
Pinnacle West Capital Corp.	159,011	6,640,299
PNM Resources Inc.[2]	95,401	2,418,415
PPL Corp.	619,744	$19,422,777
Progress Energy Inc.	402,404	17,540,790
Public Service Enterprise Group Inc.	388,631	24,441,004
Puget Energy Inc.	162,927	3,493,155
Reliant Energy Inc.[1,2]	486,112	6,173,622
SCANA Corp.	166,699	6,612,949
Sierra Pacific Resources Corp.[1]	191,376	2,478,319
Southern Co. (The)	1,211,168	42,378,768
TECO Energy Inc.[2]	325,377	5,629,022
TXU Corp.	369,729	37,250,197
UniSource Energy Corp.[2]	52,222	1,669,537
Westar Energy Inc.	139,479	3,082,486
Wisconsin Energy Corp.	190,764	7,216,602
WPS Resources Corp.[2]	60,757	3,314,902
Xcel Energy Inc.[2]	653,697	11,982,266

		651,644,751
GAS – 9.98%
AGL Resources Inc.	119,023	4,188,419
Atmos Energy Corp.	124,797	3,282,161
Energen Corp.	107,643	4,047,377
KeySpan Corp.	261,186	9,029,200
New Jersey Resources Corp.[2]	45,131	1,947,854
Nicor Inc.[2]	71,870	2,817,304
NiSource Inc.	441,280	10,436,272
Northwest Natural Gas Co.[2]	44,402	1,536,309
ONEOK Inc.	156,880	4,508,731
Peoples Energy Corp.[2]	61,382	2,283,410
Piedmont Natural Gas Co.[2]	117,403	2,777,755
Sempra Energy	332,335	14,722,441
Southern Union Co.[1]	170,491	4,009,948
UGI Corp.	169,151	3,991,964
Vectren Corp.[2]	123,902	3,363,939
WGL Holdings Inc.[2]	79,350	2,466,198

		75,409,282
PIPELINES – 2.92%
Equitable Resources Inc.[2]	187,805	7,258,663
National Fuel Gas Co.	128,972	3,887,216
Questar Corp.	138,114	10,876,478

		22,022,357

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
WATER – 0.69%
Aqua America Inc.[2]	154,739	$5,242,557

		5,242,557

TOTAL COMMON STOCKS (Cost: $616,086,352)		754,318,947
SHORT-TERM INVESTMENTS – 9.76%
CERTIFICATES OF DEPOSIT[3] – 0.99%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$175,823	175,829
Bank of Nova Scotia
3.79%, 01/03/06	140,659	140,651
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	316,482	316,470
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	527,469	527,469
Credit Suisse New York
3.98%, 07/19/06	879,116	879,116
Dexia Credit Local
4.02%, 08/30/06	175,823	175,794
Fortis Bank NY
3.83% - 3.84%, 01/25/06	527,469	527,471
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	914,280	914,280
HSBC Bank USA N.A.
3.72%, 08/03/06	175,823	175,870
Nordea Bank AB
3.80%, 10/02/06	210,988	210,942
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	527,469	527,394
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	545,052	544,980
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	967,027	967,053
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	281,317	281,317

Security	Principal	Value
Unicredito Italiano SpA
3.80%, 06/14/06	$457,140	$457,040
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	636,480	636,469

		7,458,145
COMMERCIAL PAPER[3] – 2.56%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	351,646	349,328
Amsterdam Funding Corp.
4.05%, 11/01/05	527,469	527,469
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	879,116	877,856
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	1,230,762	1,227,017
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	472,222	470,045
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	439,558	437,813
CC USA Inc.
4.23%, 04/21/06	105,494	103,374
Chariot Funding LLC
4.00%, 11/23/05	314,052	313,284
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	450,107	448,606
Dorada Finance Inc.
3.76%, 01/26/06	35,165	34,849
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	334,064	333,058
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	534,520	532,576
Ford Credit Auto Receivables
4.00%, 12/12/05	58,496	58,230
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	1,655,086	1,649,233

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Galaxy Funding Inc.
4.23%, 04/18/06	$100,922	$98,930
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	611,400	610,794
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	527,469	525,093
General Electric Co.
3.98%, 12/30/05	175,823	174,676
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	1,123,260	1,121,759
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	439,558	438,191
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	843,951	838,240
HSBC PLC
3.88%, 02/03/06	105,494	104,425
Jupiter Securitization Corp.
4.01%, 11/29/05	413,125	411,836
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	734,941	731,031
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	281,317	280,536
Nordea North America Inc.
4.16%, 04/04/06	369,229	362,658
Park Avenue Receivables Corp.
4.00%, 11/22/05	547,344	546,067
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	1,367,904	1,363,822
Park Sienna LLC
4.01%, 11/23/05	70,565	70,392
Polonius Inc.
4.01%, 11/23/05	193,405	192,931
Preferred Receivables Funding
4.01%, 11/29/05	95,634	95,335

Security	Shares or Principal	Value
Ranger Funding Co. LLC
4.03%, 11/30/05	$372,200	$370,992
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	351,646	347,521
Sedna Finance Inc.
3.92%, 02/21/06	87,912	86,839
Sigma Finance Inc.
4.16%, 04/06/06	210,988	207,184
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	267,251	266,006
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	986,452	984,132
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	75,650	75,465
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	235,058	233,389
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	1,420,366	1,415,861

		19,316,843
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	175,823	175,823

		175,823
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	109,010	109,003
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	562,634	562,582

		671,585
MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	940,210	940,210

		940,210

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
REPURCHASE AGREEMENTS[3] – 1.89%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,516,857 and an effective yield of 4.03%.[7]	$3,516,463	$3,516,463
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $3,516,857 and an effective yield of 4.03%.[7]	3,516,463	3,516,463
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $4,571,914 and an effective yield of 4.03%.[7]	4,571,402	4,571,402
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $879,215 and an effective yield of 4.05%.[7]	879,116	879,116
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $1,758,428 and an effective yield of 4.03%.[7]	1,758,231	1,758,231

		14,241,675
TIME DEPOSITS[3] – 0.20%
Deutsche Bank
4.03%, 11/01/05	460,330	460,330
SunTrust Bank
3.97%, 11/01/05	1,054,939	1,054,939

		1,515,269
VARIABLE & FLOATING RATE NOTES[3] – 3.89%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	1,095,378	1,095,647
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	1,353,838	1,353,830
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	$580,216	$580,216
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	193,405	193,528
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	1,142,850	1,143,529
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	228,570	228,570
Bank of America N.A.
3.81%, 08/10/06	1,758,231	1,758,231
Bank of Ireland
3.97%, 11/17/06[4]	351,646	351,646
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	875,599	875,549
BMW US Capital LLC
3.94%, 11/15/06[4]	351,646	351,646
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	945,928	945,897
Commodore CDO Ltd.
3.91%, 06/13/06[4]	87,912	87,912
DEPFA Bank PLC
3.88%, 09/15/06	351,646	351,646
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	559,118	559,138
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	351,646	351,646
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	351,646	351,642
Fifth Third Bancorp.
3.99%, 09/22/06[4]	703,293	703,293
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	246,152	246,155
General Electric Capital Corp.
4.04%, 10/06/06	158,241	158,375

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2005

Security	Principal	Value
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	$263,735	$263,735
Hartford Life Global Funding Trusts
3.96%, 08/15/06	351,646	351,646
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	351,646	351,646
HSBC Bank USA N.A.
4.20%, 05/04/06	123,076	123,127
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	668,128	668,132
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	368,813	368,813
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	1,371,420	1,371,517
Lothian Mortgages PLC
4.02%, 01/24/06[4]	175,823	175,823
Marshall & Ilsley Bank
4.10%, 02/20/06	351,646	351,775
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	1,051,422	1,052,138
Mound Financing PLC
3.94%, 11/08/06[4]	703,293	703,293
Natexis Banques Populaires
3.95%, 10/16/06[4]	263,735	263,735
National City Bank (Ohio)
3.83%, 01/06/06	175,823	175,814
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	1,301,091	1,301,175
Nordea Bank AB
3.92%, 08/11/06[4]	615,381	615,381
Northern Rock PLC
3.87%, 08/03/06[4]	421,976	421,992
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	956,478	956,479
Principal Life Income Funding Trusts
3.74%, 05/10/06	263,735	263,742
Royal Bank of Scotland
3.80%, 04/05/06	470,327	470,250
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	$298,899	$298,891
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	1,445,266	1,445,257
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	351,646	351,646
Strips III LLC
4.08%, 07/24/06[4,8]	99,036	99,036
SunTrust Bank
4.19%, 04/28/06	527,469	527,469
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	784,171	784,099
Toyota Motor Credit Corp.
3.95%, 04/10/06	158,241	158,240
Union Hamilton Special Funding LLC
4.00%, 03/28/06	351,646	351,646
US Bank N.A.
4.01%, 09/29/06	158,241	158,203
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	782,285	782,286
Wells Fargo & Co.
3.96%, 09/15/06[4]	175,823	175,838
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	615,381	615,344
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	900,214	900,197
Winston Funding Ltd.
4.26%, 01/23/06[4]	251,075	251,075
World Savings Bank
3.89%, 03/09/06	527,469	527,459

		29,364,995

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,684,545)		73,684,545

TOTAL INVESTMENTS IN SECURITIES – 109.64% (Cost: $689,770,897)		828,003,492
Other Assets, Less Liabilities – (9.64)%		(72,805,536)

NET ASSETS – 100.00%		$755,197,956

[1]	Non-income earning security.

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. UTILITIES SECTOR INDEX FUND

October 31, 2005

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.60%
AGRICULTURE – 4.96%
Altria Group Inc.	4,042,277	$303,372,889
Universal Corp.	1,684,864	63,081,308

		366,454,197
AUTO MANUFACTURERS – 1.38%
General Motors Corp.	3,722,270	101,990,198

		101,990,198
BANKS – 25.73%
AmSouth Bancorp	3,834,643	96,748,043
Associated Bancorp	2,585,274	80,686,402
Bank of America Corp.	4,564,802	199,664,439
Bank of Hawaii Corp.	425,628	21,868,767
BB&T Corp.	974,679	41,267,909
Citizens Banking Corp.	2,623,823	76,484,440
Colonial BancGroup Inc. (The)	1,591,853	38,761,621
Comerica Inc.	2,681,231	154,921,527
Compass Bancshares Inc.	188,941	9,212,763
Fifth Third Bancorp	94,444	3,793,815
First Horizon National Corp.	2,302,101	89,045,267
FirstMerit Corp.	3,843,265	101,346,898
FNB Corp. (Pennsylvania)	2,569,997	46,054,346
Hudson United Bancorp	2,055,960	85,260,661
Huntington Bancshares Inc.	2,626,292	61,087,552
KeyCorp	3,762,190	121,293,006
National City Corp.	3,386,940	109,161,076
PNC Financial Services Group	3,106,184	188,576,431
Provident Bankshares Corp.	1,485,981	51,801,298
Regions Financial Corp.	2,312,189	75,261,752
Republic Bancorp Inc.	15,522	211,875
Sky Financial Group Inc.	2,402,721	67,468,406
SunTrust Banks Inc.	372,852	27,024,313
TCF Financial Corp.	322,017	8,726,661
U.S. Bancorp	631,601	18,682,758
Wells Fargo & Co.	1,107,164	66,651,273
Whitney Holding Corp.	2,304,394	62,218,638

		1,903,281,937
BEVERAGES – 0.31%
Coca-Cola Co. (The)	534,670	22,873,183

		22,873,183
CHEMICALS – 6.49%
Dow Chemical Co. (The)	1,694,743	77,720,914
Eastman Chemical Co.	2,209,968	$116,597,912
Lubrizol Corp.	1,865,708	77,594,796
Lyondell Chemical Co.	2,115,092	56,684,466
PPG Industries Inc.	1,836,404	110,129,148
RPM International Inc.	2,228,637	41,497,221

		480,224,457
COMMERCIAL SERVICES – 2.10%
Deluxe Corp.	2,425,947	80,856,813
Donnelley (R.R.) & Sons Co.	2,128,345	74,534,642

		155,391,455
DISTRIBUTION & WHOLESALE – 1.52%
Genuine Parts Co.	2,531,890	112,339,959

		112,339,959
DIVERSIFIED FINANCIAL SERVICES – 2.73%
Citigroup Inc.	1,945,854	89,081,196
JP Morgan Chase & Co.	2,546,706	93,260,374
Waddell & Reed Financial Inc. Class A	1,036,053	19,871,496

		202,213,066
ELECTRIC – 17.41%
Black Hills Corp.	1,356,115	56,373,701
DTE Energy Co.	4,345,566	187,728,451
Duquesne Light Holdings Inc.	3,009,932	50,235,765
Energy East Corp.	4,311,370	102,826,174
Entergy Corp.	874,239	61,826,182
Exelon Corp.	1,516,402	78,898,396
FirstEnergy Corp.	3,256,814	154,698,665
FPL Group Inc.	5,092,433	219,280,165
MDU Resources Group Inc.	592,076	19,520,746
Northeast Utilities	364,698	6,633,857
Pinnacle West Capital Corp.	3,729,711	155,752,731
PNM Resources Inc.	596,046	15,109,766
PPL Corp.	3,268,147	102,423,727
SCANA Corp.	1,085,828	43,074,797
UniSource Energy Corp.	1,047,869	33,500,372

		1,287,883,495
ELECTRICAL COMPONENTS & EQUIPMENT – 0.76%
Emerson Electric Co.	802,599	55,820,760

		55,820,760
ENVIRONMENTAL CONTROL – 0.36%
Waste Management Inc.	906,799	26,759,638

		26,759,638

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES SELECT DIVIDEND INDEX FUND

October 31, 2005

Security	Shares	Value
FOOD – 1.52%
Albertson’s Inc.	1,664,888	$41,805,338
General Mills Inc.	862,778	41,637,666
Sara Lee Corp.	1,640,004	29,274,071

		112,717,075
FOREST PRODUCTS & PAPER – 0.58%
MeadWestvaco Corp.	1,632,594	42,806,615

		42,806,615
GAS – 3.29%
AGL Resources Inc.	537,759	18,923,739
Nicor Inc.	2,452,369	96,132,865
NiSource Inc.	4,270,402	100,995,007
ONEOK Inc.	949,383	27,285,267

		243,336,878
HOME FURNISHINGS – 1.71%
La-Z-Boy Inc.	1,443,489	17,090,910
Maytag Corp.	14,304	246,315
Whirlpool Corp.	1,392,614	109,320,199

		126,657,424
HOUSEHOLD PRODUCTS & WARES – 1.36%
Avery Dennison Corp.	759,386	43,019,217
Kimberly-Clark Corp.	1,014,557	57,667,420

		100,686,637
INSURANCE – 5.11%
Cincinnati Financial Corp.	52,674	2,241,279
Gallagher (Arthur J.) & Co.	1,362,213	40,076,306
Jefferson-Pilot Corp.	911,086	50,000,400
Lincoln National Corp.	2,541,561	128,628,402
Unitrin Inc.	3,408,592	156,795,232

		377,741,619
OFFICE & BUSINESS EQUIPMENT – 0.70%
Pitney Bowes Inc.	1,233,661	51,912,455

		51,912,455
OIL & GAS – 4.47%
Chevron Corp.	1,837,778	104,881,990
Marathon Oil Corp.	2,285,329	137,485,393
Occidental Petroleum Corp.	1,119,876	88,335,819

		330,703,202
PACKAGING & CONTAINERS – 0.81%
Sonoco Products Co.	2,122,521	60,067,344

		60,067,344
PHARMACEUTICALS – 4.40%
Abbott Laboratories	774,653	33,348,812
Bristol-Myers Squibb Co.	5,390,719	$114,121,521
Lilly (Eli) & Co.	909,073	45,262,745
Merck & Co. Inc.	4,275,318	120,649,474
Pfizer Inc.	542,463	11,793,146

		325,175,698
PIPELINES – 3.31%
Equitable Resources Inc.	2,564,230	99,107,489
Kinder Morgan Inc.	1,603,330	145,742,697

		244,850,186
SAVINGS & LOANS – 4.95%
Astoria Financial Corp.	697,977	19,508,457
New York Community Bancorp Inc.	3,016,373	48,774,751
People’s Bank	4,728,186	152,247,589
Washington Federal Inc.	2,128,555	48,935,479
Washington Mutual Inc.	2,445,394	96,837,602

		366,303,878
TELECOMMUNICATIONS – 3.64%
Alltel Corp.	1,136,850	70,325,541
BellSouth Corp.	3,275,148	85,219,351
SBC Communications Inc.	4,758,501	113,490,249

		269,035,141

TOTAL COMMON STOCKS (Cost: $7,123,377,961)		7,367,226,497

SHORT-TERM INVESTMENTS – 0.12%

MONEY MARKET FUNDS – 0.12%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[1,2]	9,081,326	9,081,326

		9,081,326

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,081,326)		9,081,326

TOTAL INVESTMENTS IN SECURITIES – 99.72% (Cost: $7,132,459,287)		7,376,307,823
Other Assets, Less Liabilities – 0.28%		20,960,079

NET ASSETS – 100.00%		$7,397,267,902

[1]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[2]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
COMMON STOCKS – 99.92%
AIRLINES – 9.59%
Alaska Air Group Inc.[1]	64,503	$2,033,779
AMR Corp.[1,2]	114,202	1,542,869
Continental Airlines Inc. Class B1,2	114,398	1,481,454
JetBlue Airways Corp.[1,2]	112,579	2,095,095
SkyWest Inc.	27,006	791,546
Southwest Airlines Co.	99,085	1,586,351

		9,531,094
TRANSPORTATION – 85.85%
Alexander & Baldwin Inc.[2]	90,824	4,444,926
Burlington Northern Santa Fe Corp.	91,910	5,703,935
CH Robinson Worldwide Inc.	118,360	4,173,374
CNF Inc.	94,697	5,328,600
CSX Corp.	107,553	4,927,003
Expeditors International Washington Inc.[2]	117,207	7,110,949
FedEx Corp.	119,346	10,971,478
Hunt (J.B.) Transport Services Inc.[2]	122,319	2,374,212
Landstar System Inc.[2]	117,737	4,535,229
Norfolk Southern Corp.	120,035	4,825,407
Overseas Shipholding Group Inc.[2]	94,733	4,509,291
Ryder System Inc.	119,366	4,735,249
Union Pacific Corp.	115,298	7,976,316
United Parcel Service Inc. Class B	116,474	8,495,613
Yellow Roadway Corp.[1]	114,770	5,216,296

		85,327,878
TRUCKING & LEASING – 4.48%
GATX Corp.[2]	119,226	4,455,476

		4,455,476

TOTAL COMMON STOCKS (Cost: $100,903,994)		99,314,448
SHORT-TERM INVESTMENTS – 11.73%
CERTIFICATES OF DEPOSIT[3] – 1.20%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$28,135	28,135
Bank of Nova Scotia
3.79%, 01/03/06	22,508	22,507

Security	Principal	Value
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	$50,643	$50,642
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	84,406	84,406
Credit Suisse New York
3.98%, 07/19/06	140,676	140,676
Dexia Credit Local
4.02%, 08/30/06	28,135	28,131
Fortis Bank NY
3.83% - 3.84%, 01/25/06	84,406	84,407
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	146,303	146,304
HSBC Bank USA N.A.
3.72%, 08/03/06	28,135	28,143
Nordea Bank AB
3.80%, 10/02/06	33,762	33,755
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	84,406	84,394
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	87,219	87,208
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	154,744	154,748
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	45,016	45,016
Unicredito Italiano SpA
3.80%, 06/14/06	73,152	73,136
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	101,850	101,848

		1,193,456
COMMERCIAL PAPER[3] – 3.11%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	56,271	55,893

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2005

Security	Principal	Value
Amsterdam Funding Corp.
4.05%, 11/01/05	$84,406	$84,406
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	140,676	140,474
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	196,947	196,347
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	75,565	75,217
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	70,338	70,059
CC USA Inc.
4.23%, 04/21/06	16,881	16,542
Chariot Funding LLC
4.00%, 11/23/05	50,255	50,132
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	72,026	71,786
Dorada Finance Inc.
3.76%, 01/26/06	5,627	5,576
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	53,457	53,296
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	85,534	85,223
Ford Credit Auto Receivables
4.00%, 12/12/05	9,361	9,318
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	264,847	263,910
Galaxy Funding Inc.
4.23%, 04/18/06	16,150	15,831
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	97,836	97,740
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	84,406	84,026
General Electric Co.
3.98%, 12/30/05	28,135	27,952
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	$179,744	$179,504
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	70,338	70,119
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	135,049	134,135
HSBC PLC
3.88%, 02/03/06	16,881	16,710
Jupiter Securitization Corp.
4.01%, 11/29/05	66,108	65,902
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	117,605	116,980
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	45,016	44,892
Nordea North America Inc.
4.16%, 04/04/06	59,084	58,033
Park Avenue Receivables Corp.
4.00%, 11/22/05	87,586	87,382
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	218,892	218,238
Park Sienna LLC
4.01%, 11/23/05	11,292	11,264
Polonius Inc.
4.01%, 11/23/05	30,949	30,873
Preferred Receivables Funding
4.01%, 11/29/05	15,303	15,256
Ranger Funding Co. LLC
4.03%, 11/30/05	59,560	59,366
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	56,271	55,610
Sedna Finance Inc.
3.92%, 02/21/06	14,068	13,896
Sigma Finance Inc.
4.16%, 04/06/06	33,762	33,154

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	$42,766	$42,567
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	157,852	157,481
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	12,105	12,076
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	37,614	37,347
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	227,287	226,567

		3,091,080
LOAN PARTICIPATIONS[3] – 0.03%
Army & Air Force Exchange Service
3.86%, 11/03/05	28,135	28,135

		28,135
MEDIUM-TERM NOTES[3] – 0.11%
Dorada Finance Inc.
3.93%, 07/07/06[4]	17,444	17,443
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	90,033	90,024

		107,467
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	17,082	17,082

		17,082
REPURCHASE AGREEMENTS[3] – 2.29%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $562,768 and an effective yield of 4.03%.[7]	$562,705	562,705

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $562,768 and an effective yield of 4.03%.[7]	$562,705	$562,705
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $731,599 and an effective yield of 4.03%.[7]	731,517	731,517
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $140,692 and an effective yield of 4.05%.[7]	140,676	140,676
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $281,384 and an effective yield of 4.03%.[7]	281,353	281,353

		2,278,956
TIME DEPOSITS[3] – 0.24%
Deutsche Bank
4.03%, 11/01/05	73,662	73,662
SunTrust Bank
3.97%, 11/01/05	168,812	168,812

		242,474
VARIABLE & FLOATING RATE NOTES [3] – 4.73%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	175,283	175,326
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	216,642	216,641
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	92,846	92,846
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	30,949	30,968

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2005

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$182,879	$182,988
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	36,576	36,576
Bank of America N.A.
3.81%, 08/10/06	281,353	281,353
Bank of Ireland
3.97%, 11/17/06[4]	56,271	56,271
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	140,114	140,106
BMW US Capital LLC
3.94%, 11/15/06[4]	56,271	56,271
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	151,368	151,362
Commodore CDO Ltd.
3.91%, 06/13/06[4]	14,068	14,068
DEPFA Bank PLC
3.88%, 09/15/06	56,271	56,271
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	89,470	89,474
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	56,271	56,271
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	56,271	56,270
Fifth Third Bancorp.
3.99%, 09/22/06[4]	112,541	112,541
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	39,389	39,389
General Electric Capital Corp.
4.04%, 10/06/06	25,322	25,343
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	42,203	42,203
Hartford Life Global Funding Trusts
3.96%, 08/15/06	56,271	56,271
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	$56,271	$56,271
HSBC Bank USA N.A.
4.20%, 05/04/06	19,695	19,703
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	106,914	106,915
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	59,018	59,017
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	219,455	219,470
Lothian Mortgages PLC
4.02%, 01/24/06[4]	28,135	28,135
Marshall & Ilsley Bank
4.10%, 02/20/06	56,271	56,291
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	168,249	168,364
Mound Financing PLC
3.94%, 11/08/06[4]	112,541	112,541
Natexis Banques Populaires
3.95%, 10/16/06[4]	42,203	42,203
National City Bank (Ohio)
3.83%, 01/06/06	28,135	28,134
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	208,201	208,214
Nordea Bank AB
3.92%, 08/11/06[4]	98,473	98,473
Northern Rock PLC
3.87%, 08/03/06[4]	67,525	67,527
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	153,056	153,056
Principal Life Income Funding Trusts
3.74%, 05/10/06	42,203	42,204
Royal Bank of Scotland
3.80%, 04/05/06	75,262	75,250
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	47,830	47,829

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES TRANSPORTATION AVERAGE INDEX FUND

October 31, 2005

Security	Principal	Value
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	$231,272	$231,270
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	56,271	56,271
Strips III LLC
4.08%, 07/24/06[4,8]	15,848	15,848
SunTrust Bank
4.19%, 04/28/06	84,406	84,406
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	125,483	125,473
Toyota Motor Credit Corp.
3.95%, 04/10/06	25,322	25,322
Union Hamilton Special Funding LLC
4.00%, 03/28/06	56,271	56,271
US Bank N.A.
4.01%, 09/29/06	25,322	25,316
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	125,182	125,181
Wells Fargo & Co.
3.96%, 09/15/06[4]	28,135	28,138
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	98,473	98,467
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	144,053	144,050
Winston Funding Ltd.
4.26%, 01/23/06[4]	40,177	40,177
World Savings Bank
3.89%, 03/09/06	84,406	84,404

		4,699,000

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,657,650)		11,657,650

TOTAL INVESTMENTS IN SECURITIES – 111.65% (Cost: $112,561,644)		110,972,098
Other Assets, Less Liabilities – (11.65)%		(11,580,357)

NET ASSETS – 100.00%		$99,391,741

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2005

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$418,163,087	$673,499,864	$1,363,792,416	$472,452,405

Affiliated issuers[a]	$719,533	$1,039,147	$740,194	$358,646

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$491,992,819	$844,903,619	$1,344,082,250	$456,614,141
Affiliated issuers[a]	719,533	1,039,147	740,194	358,646
Receivables:
Investment securities sold	—	701,965	—	—
Dividends and interest	390,428	354,422	878,707	24,132

Total Assets	493,102,780	846,999,153	1,345,701,151	456,996,919

LIABILITIES
Payables:
Investment securities purchased	443,258	1,013,426	—	—
Collateral for securities on loan (Note 5)	36,726,369	74,434,008	102,709,750	31,436,118
Investment advisory fees (Note 2)	76,588	406,942	637,218	214,113

Total Liabilities	37,246,215	75,854,376	103,346,968	31,650,231

NET ASSETS	$455,856,565	$771,144,777	$1,242,354,183	$425,346,688

Net assets consist of:
Paid-in capital	$398,144,047	$528,838,865	$1,231,376,623	$496,871,159
Undistributed (distributions in excess of) net investment income	781,509	(124,274)	165,698	(289,593)
Undistributed net realized gain (accumulated net realized loss)	(16,898,723)	71,026,431	30,522,028	(55,396,614)
Net unrealized appreciation (depreciation)	73,829,732	171,403,755	(19,710,166)	(15,838,264)

NET ASSETS	$455,856,565	$771,144,777	$1,242,354,183	$425,346,688

Shares outstanding	7,800,000	9,300,000	20,550,000	8,900,000

Net asset value per share	$58.44	$82.92	$60.46	$47.79

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $35,735,286, $72,331,991, $99,911,885 and $30,225,484, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	75

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2005

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$582,339,242	$688,830,687	$7,123,377,961	$112,544,562

Affiliated issuers[a]	$72,564	$940,210	$9,081,326	$17,082

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$562,864,546	$827,063,282	$7,367,226,497	$110,955,016
Affiliated issuers[a]	72,564	940,210	9,081,326	17,082
Receivables:
Investment securities sold	2,944,426	—	—	99,293
Dividends and interest	3,549,205	1,084,423	20,042,426	4,013
Capital shares sold	2,807	—	3,350,386	—

Total Assets	569,433,548	829,087,915	7,399,700,635	111,075,404

LIABILITIES
Payables:
Investment securities purchased	6,035,687	752,359	—	—
Collateral for securities on loan (Note 5)	50,815,122	72,744,335	—	11,640,568
Investment advisory fees (Note 2)	266,530	393,265	2,432,733	43,095

Total Liabilities	57,117,339	73,889,959	2,432,733	11,683,663

NET ASSETS	$512,316,209	$755,197,956	$7,397,267,902	$99,391,741

Net assets consist of:
Paid-in capital	$551,942,507	$622,189,748	$7,136,180,421	$97,109,353
Undistributed (distributions in excess of) net investment income	6,922,866	335,524	11,250,084	(52,928)
Undistributed net realized gain (accumulated net realized loss)	(27,074,468)	(5,559,911)	5,988,861	3,924,862
Net unrealized appreciation (depreciation)	(19,474,696)	138,232,595	243,848,536	(1,589,546)

NET ASSETS	$512,316,209	$755,197,956	$7,397,267,902	$99,391,741

Shares outstanding	22,150,000	9,850,000	120,650,000	1,450,000

Net asset value per share	$23.13	$76.67	$61.31	$68.55

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $48,961,646, $70,667,751, $– and $11,344,975, respectively. See Note 5.

See notes to the financial statements.

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended October 31, 2005

	iShares Dow Jones U.S.
	Total Market Index Fund	Energy Sector Index Fund	Healthcare Sector Index Fund	Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,842,201	$6,088,053	$8,415,456	$1,238,934
Interest from affiliated issuers[b]	7,752	8,332	17,215	4,077
Securities lending income[c]	28,843	118,934	54,059	22,475

Total investment income	3,878,796	6,215,319	8,486,730	1,265,486

EXPENSES (Note 2)
Investment advisory fees	448,337	2,268,231	3,854,957	1,260,497

Total expenses	448,337	2,268,231	3,854,957	1,260,497

Net investment income	3,430,459	3,947,088	4,631,773	4,989

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(499,333)	(186,237)	(10,302,117)	(5,855,924)
In-kind redemptions	—	76,193,336	54,316,349	12,802,270

Net realized gain (loss)	(499,333)	76,007,099	44,014,232	6,946,346

Net change in unrealized appreciation (depreciation)	23,466,554	30,332,066	(45,550,265)	34,388,751

Net realized and unrealized gain (loss)	22,967,221	106,339,165	(1,536,033)	41,335,097

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,397,680	$110,286,253	$3,095,740	$41,340,086

[a]	Net of foreign withholding tax of $844, $–, $8,441 and $–, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2005

	iShares Dow Jones U.S.		iShares Dow Jones
	Telecommunications Sector Index Fund	Utilities Sector Index Fund	Select Dividend Index Fund	Transportation Average Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$11,455,940	$12,013,202	$128,783,214	$677,199
Interest from affiliated issuers[b]	9,542	13,288	268,596	1,503
Securities lending income[c]	46,186	69,295	16,972	41,248

Total investment income	11,511,668	12,095,785	129,068,782	719,950

EXPENSES (Note 2)
Investment advisory fees	1,389,760	2,262,776	14,336,996	376,940

Total expenses	1,389,760	2,262,776	14,336,996	376,940

Net investment income	10,121,908	9,833,009	114,731,786	343,010

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,324,795)	878,760	(1,636,158)	(2,768,040)
In-kind redemptions	8,281,202	19,534,779	56,417,946	7,224,595

Net realized gain	1,956,407	20,413,539	54,781,788	4,456,555

Net change in unrealized appreciation (depreciation)	(10,327,743)	10,961,368	115,845,344	7,194,192

Net realized and unrealized gain (loss)	(8,371,336)	31,374,907	170,627,132	11,650,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,750,572	$41,207,916	$285,358,918	$11,993,757

[a]	Net of foreign withholding tax of $65,385, $–, $– and $–, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Dow Jones U.S. Total Market Index Fund		iShares Dow Jones U.S. Energy Sector Index Fund		iShares Dow Jones U.S. Healthcare Sector Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$3,430,459	$7,293,183	$3,947,088	$5,632,802	$4,631,773	$5,912,967
Net realized gain (loss)	(499,333)	(2,889,321)	76,007,099	18,602,048	44,014,232	20,609,165
Net change in unrealized appreciation (depreciation)	23,466,554	22,448,857	30,332,066	102,972,489	(45,550,265)	13,762,481

Net increase in net assets resulting from operations	26,397,680	26,852,719	110,286,253	127,207,339	3,095,740	40,284,613

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,227,574)	(7,083,570)	(4,071,362)	(5,866,486)	(4,588,278)	(5,905,508)

Total distributions to shareholders	(3,227,574)	(7,083,570)	(4,071,362)	(5,866,486)	(4,588,278)	(5,905,508)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	17,784,583	13,975,774	177,805,567	207,799,707	279,318,348	567,027,374
Cost of shares redeemed	—	—	(151,648,545)	(38,891,252)	(204,754,408)	(83,921,079)

Net increase in net assets from capital share transactions	17,784,583	13,975,774	26,157,022	168,908,455	74,563,940	483,106,295

INCREASE IN NET ASSETS	40,954,689	33,744,923	132,371,913	290,249,308	73,071,402	517,485,400
NET ASSETS:
Beginning of period	414,901,876	381,156,953	638,772,864	348,523,556	1,169,282,781	651,797,381

End of period	$455,856,565	$414,901,876	$771,144,777	$638,772,864	$1,242,354,183	$1,169,282,781

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$781,509	$578,624	$(124,274)	$—	$165,698	$122,203

SHARES ISSUED AND REDEEMED:
Shares sold	300,000	250,000	2,150,000	3,100,000	4,500,000	9,750,000
Shares redeemed	—	—	(1,900,000)	(600,000)	(3,300,000)	(1,450,000)

Net increase in shares outstanding	300,000	250,000	250,000	2,500,000	1,200,000	8,300,000

See notes to the financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones U.S. Technology Sector Index Fund		iShares Dow Jones U.S. Telecommunications Sector Index Fund		iShares Dow Jones U.S. Utilities Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$4,989	$6,725,623	$10,121,908	$9,186,265	$9,833,009	$16,426,248
Net realized gain (loss)	6,946,346	(5,625,740)	1,956,407	11,588,517	20,413,539	24,729,665
Net change in unrealized appreciation (depreciation)	34,388,751	(12,766,375)	(10,327,743)	4,810,617	10,961,368	101,862,520

Net increase (decrease) in net assets resulting from operations	41,340,086	(11,666,492)	1,750,572	25,585,399	41,207,916	143,018,433

Undistributed net investment income included in the price of capital shares issued or redeemed	—	—	—	—	134,000	144,000

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(322,925)	(6,667,027)	(5,025,114)	(8,413,928)	(10,256,802)	(16,405,928)
Return of capital	—	(287,033)	—	—	—	—

Total distributions to shareholders	(322,925)	(6,954,060)	(5,025,114)	(8,413,928)	(10,256,802)	(16,405,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	54,735,603	163,275,616	307,848,961	218,640,027	134,772,990	181,124,965
Cost of shares redeemed	(65,410,999)	(72,186,245)	(105,636,265)	(138,190,301)	(56,528,191)	(102,503,159)

Net increase (decrease) in net assets from capital share transactions	(10,675,396)	91,089,371	202,212,696	80,449,726	78,244,799	78,621,806

INCREASE IN NET ASSETS	30,341,765	72,468,819	198,938,154	97,621,197	109,329,913	205,378,311
NET ASSETS:
Beginning of period	395,004,923	322,536,104	313,378,055	215,756,858	645,868,043	440,489,732

End of period	$425,346,688	$395,004,923	$512,316,209	$313,378,055	$755,197,956	$645,868,043

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(289,593)	$28,343	$6,922,866	$1,826,072	$335,524	$759,317

SHARES ISSUED AND REDEEMED:
Shares sold	1,150,000	3,600,000	13,150,000	9,800,000	1,750,000	2,800,000
Shares redeemed	(1,450,000)	(1,650,000)	(4,650,000)	(6,150,000)	(750,000)	(1,600,000)

Net increase (decrease) in shares outstanding	(300,000)	1,950,000	8,500,000	3,650,000	1,000,000	1,200,000

See notes to the financial statements.

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Dow Jones Select Dividend Index Fund		iShares Dow Jones Transportation Average Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the year ended April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$114,731,786	$136,407,958	$343,010	$449,731
Net realized gain	54,781,788	128,439,373	4,456,555	18,304,774
Net change in unrealized appreciation (depreciation)	115,845,344	153,745,411	7,194,192	(8,198,623)

Net increase in net assets resulting from operations	285,358,918	418,592,742	11,993,757	10,555,882

Undistributed net investment income included in the price of capital shares issued or redeemed	3,918,500	17,815,500	—	—

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(106,949,637)	(133,385,049)	(395,938)	(449,731)
Return of capital	—	—	—	(41,538)

Total distributions to shareholders	(106,949,637)	(133,385,049)	(395,938)	(491,269)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	997,047,017	4,285,049,615	156,438,399	291,533,609
Cost of shares redeemed	(153,586,656)	(155,770,032)	(176,484,218)	(217,112,532)

Net increase (decrease) in net assets from capital share transactions	843,460,361	4,129,279,583	(20,045,819)	74,421,077

INCREASE (DECREASE) IN NET ASSETS	1,025,788,142	4,432,302,776	(8,448,000)	84,485,690
NET ASSETS:
Beginning of period	6,371,479,760	1,939,176,984	107,839,741	23,354,051

End of period	$7,397,267,902	$6,371,479,760	$99,391,741	$107,839,741

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$11,250,084	$3,467,935	$(52,928)	$—

SHARES ISSUED AND REDEEMED:
Shares sold	16,200,000	73,400,000	2,400,000	4,650,000
Shares redeemed	(2,450,000)	(2,650,000)	(2,700,000)	(3,350,000)

Net increase (decrease) in shares outstanding	13,750,000	70,750,000	(300,000)	1,300,000

See notes to the financial statements.

FINANCIAL STATEMENTS	81

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Total Market Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$55.32	$52.57	$42.83	$50.47	$57.93	$67.15

Income from investment operations:
Net investment income	0.44	0.99	0.70	0.63	0.57	0.42
Net realized and unrealized gain (loss)	3.10	2.72	9.74	(7.66)	(7.46)	(9.27)

Total from investment operations	3.54	3.71	10.44	(7.03)	(6.89)	(8.85)

Less distributions from:
Net investment income	(0.42)	(0.96)	(0.70)	(0.61)	(0.57)	(0.36)
Net realized gain	—	—	—	—	—	(0.01)

Total distributions	(0.42)	(0.96)	(0.70)	(0.61)	(0.57)	(0.37)

Net asset value, end of period	$58.44	$55.32	$52.57	$42.83	$50.47	$57.93

Total return	6.40%[b]	7.05%	24.50%	(13.89)%	(11.93)%	(13.20)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$455,857	$414,902	$381,157	$175,596	$121,140	$66,625
Ratio of expenses to average net assets[c]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.53%	1.81%	1.49%	1.57%	1.15%	0.98%
Portfolio turnover rate[d]	2%	6%	5%	14%	5%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Energy Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$70.58	$53.21	$39.19	$48.74	$57.01	$50.79

Income from investment operations:
Net investment income	0.42	0.73	0.70	0.71	0.63	0.40
Net realized and unrealized gain (loss)	12.35	17.40	14.04	(9.56)	(8.26)	6.24

Total from investment operations	12.77	18.13	14.74	(8.85)	(7.63)	6.64

Less distributions from:
Net investment income	(0.43)	(0.76)	(0.70)	(0.70)	(0.64)	(0.42)
Return of capital	—	—	(0.02)	—	—	—

Total distributions	(0.43)	(0.76)	(0.72)	(0.70)	(0.64)	(0.42)

Net asset value, end of period	$82.92	$70.58	$53.21	$39.19	$48.74	$57.01

Total return	18.10%[b]	34.26%	37.90%	(18.22)%	(13.34)%	13.13%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$771,145	$638,773	$348,524	$111,684	$104,797	$54,156
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	1.04%	1.16%	1.42%	1.79%	1.32%	0.94%
Portfolio turnover rate[d]	1%	3%	2%	9%	18%	20%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Healthcare Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$60.43	$58.99	$50.80	$56.92	$61.87	$59.53

Income from investment operations:
Net investment income	0.22	0.42	0.40	0.39	0.26	0.13
Net realized and unrealized gain (loss)	0.03	1.44	8.19	(6.13)	(4.94)	2.44

Total from investment operations	0.25	1.86	8.59	(5.74)	(4.68)	2.57

Less distributions from:
Net investment income	(0.22)	(0.42)	(0.40)	(0.38)	(0.27)	(0.14)
Net realized gain	—	—	—	—	—	(0.09)

Total distributions	(0.22)	(0.42)	(0.40)	(0.38)	(0.27)	(0.23)

Net asset value, end of period	$60.46	$60.43	$58.99	$50.80	$56.92	$61.87

Total return	0.41%[b]	3.18%	16.96%	(10.06)%	(7.60)%	4.29%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,242,354	$1,169,283	$651,797	$378,489	$236,233	$108,269
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.72%	0.74%	0.71%	0.80%	0.45%	0.29%
Portfolio turnover rate[d]	2%	4%	4%	9%	3%	5%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Technology Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr.30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 15, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$42.94	$44.49	$35.34	$43.41	$63.42	$116.57

Income from investment operations:
Net investment income (loss)	0.00 [b]	0.72	(0.10)	(0.05)	(0.16)	(0.29)
Net realized and unrealized gain (loss)	4.89	(1.53)	9.25	(8.02)	(19.85)	(52.86)

Total from investment operations	4.89	(0.81)	9.15	(8.07)	(20.01)	(53.15)

Less distributions from:
Net investment income	(0.04)	(0.71)	—	—	—	—
Return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.04)	(0.74)	—	—	—	—

Net asset value, end of period	$47.79	$42.94	$44.49	$35.34	$43.41	$63.42

Total return	11.38%[c]	(2.01)%	25.89%	(18.59)%	(31.55)%	(45.60)%[c]

Ratios/Supplemental data:
Net assets, end of period (000s)	$425,347	$395,005	$322,536	$231,501	$141,073	$110,990
Ratio of expenses to average net assets[d]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets[d]	0.00%[e]	1.78%	(0.22)%	(0.22)%	(0.41)%	(0.47)%
Portfolio turnover rate[f]	3%	9%	5%	15%	8%	11%

[a]	Commencement of operations.

[b]	Rounds to less than $0.01.

[c]	Not annualized.

[d]	Annualized for periods of less than one year.

[e]	Rounds to less than 0.01%.

[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Telecommunications Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from May 22, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$22.96	$21.58	$18.43	$22.38	$38.35	$56.81

Income from investment operations:
Net investment income	0.43	0.64	0.45	0.34	0.29	0.35
Net realized and unrealized gain (loss)	(0.01)	1.35	3.15	(3.98)	(15.98)	(17.95)

Total from investment operations	0.42	1.99	3.60	(3.64)	(15.69)	(17.60)

Less distributions from:
Net investment income	(0.25)	(0.61)	(0.45)	(0.31)	(0.28)	(0.27)
Net realized gain	—	—	—	—	—	(0.59)

Total distributions	(0.25)	(0.61)	(0.45)	(0.31)	(0.28)	(0.86)

Net asset value, end of period	$23.13	$22.96	$21.58	$18.43	$22.38	$38.35

Total return	1.83%[b]	9.26%	19.71%	(16.22)%	(41.12)%	(31.06)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$512,316	$313,378	$215,757	$126,245	$51,463	$55,603
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	4.37%	2.97%	2.27%	2.27%	1.05%	0.80%
Portfolio turnover rate[d]	11%	10%	22%	23%	43%	43%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. Utilities Sector Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Year ended Apr. 30, 2004	Year ended Apr. 30, 2003	Year ended Apr. 30, 2002	Period from Jun. 12, 2000[a] to Apr. 30, 2001
Net asset value, beginning of period	$72.98	$57.58	$49.11	$65.75	$85.95	$69.81

Income from investment operations:
Net investment income	1.02	1.99	1.87	2.04	1.89	1.82
Net realized and unrealized gain (loss)	3.74	15.41	8.47	(16.61)	(20.25)	16.19

Total from investment operations	4.76	17.40	10.34	(14.57)	(18.36)	18.01

Less distributions from:
Net investment income	(1.07)	(2.00)	(1.87)	(2.07)	(1.84)	(1.73)
Net realized gain	—	—	—	—	—	(0.14)

Total distributions	(1.07)	(2.00)	(1.87)	(2.07)	(1.84)	(1.87)

Net asset value, end of period	$76.67	$72.98	$57.58	$49.11	$65.75	$85.95

Total return	6.50%[b]	30.71%	21.28%	(22.16)%	(21.38)%	25.90%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$755,198	$645,868	$440,490	$329,055	$180,818	$42,976
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	2.61%	3.10%	3.41%	4.15%	2.89%	2.59%
Portfolio turnover rate[d]	2%	7%	7%	15%	8%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Select Dividend Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Period from Nov. 3, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$59.60	$53.64	$50.51

Income from investment operations:
Net investment income	0.99	1.92	0.76
Net realized and unrealized gain	1.65	5.94	3.12

Total from investment operations	2.64	7.86	3.88

Less distributions from:
Net investment income	(0.93)	(1.90)	(0.75)

Total distributions	(0.93)	(1.90)	(0.75)

Net asset value, end of period	$61.31	$59.60	$53.64

Total return	4.41%[b]	14.81%	7.70%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,397,268	$6,371,480	$1,939,177
Ratio of expenses to average net assets[c]	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[c]	3.20%	3.39%	3.43%
Portfolio turnover rate[d]	3%	20%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Dow Jones Transportation Average Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Year ended Apr. 30, 2005	Period from Oct. 6, 2003[a] to Apr. 30, 2004
Net asset value, beginning of period	$61.62	$51.90	$50.22

Income from investment operations:
Net investment income	0.19	0.34	0.39
Net realized and unrealized gain	6.97	9.74	1.72

Total from investment operations	7.16	10.08	2.11

Less distributions from:
Net investment income	(0.23)	(0.33)	(0.32)
Return of capital	—	(0.03)	(0.11)

Total distributions	(0.23)	(0.36)	(0.43)

Net asset value, end of period	$68.55	$61.62	$51.90

Total return	11.64%[b]	19.42%	4.19%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,392	$107,840	$23,354
Ratio of expenses to average net assets[c]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[c]	0.55%	0.54%	0.43%
Portfolio turnover rate[d]	12%	5%	4%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Dow Jones U.S. Total Market, iShares Dow Jones U.S. Energy Sector, iShares Dow Jones U.S. Healthcare Sector, iShares Dow Jones U.S. Technology Sector, iShares Dow Jones U.S. Telecommunications Sector, iShares Dow Jones U.S. Utilities Sector, iShares Dow Jones Select Dividend and iShares Dow Jones Transportation Average Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

EQUALIZATION

The iShares Dow Jones U.S. Utilities Sector and iShares Dow Jones Select Dividend Index Funds use the accounting practice of equalization. This accounting method is used to keep the continuing shareholders’ per share equity in undistributed net investment income from being affected by the continuous sales and redemptions of capital stock. Equalization is calculated on a per share basis whereby a portion of the proceeds from sales and costs of repurchases of capital stock is applied to undistributed net investment income. The amount of equalization is disclosed in the Statements of Changes in Net Assets as undistributed net investment income (loss) included in the price of capital shares issued or redeemed.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2005.

The Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Total
Dow Jones U.S. Total Market	$2,220,191	$2,507,100	$728,202	$1,282,114	$6,737,607
Dow Jones U.S. Energy Sector	—	3,320,390	124,959	—	3,445,349
Dow Jones U.S. Healthcare Sector	—	—	799,884	—	799,884
Dow Jones U.S. Technology Sector	3,803,426	10,610,555	1,952,962	2,052,426	18,419,369
Dow Jones U.S. Telecommunications Sector	10,297,961	12,363,187	998,718	376,854	24,036,720
Dow Jones U.S. Utilities Sector	165,391	5,246,921	8,539,740	1,702,578	15,654,630
Dow Jones Select Dividend	—	—	—	842,993	842,993
Dow Jones Transportation Average	—	—	—	206,601	206,601

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO THE FINANCIAL STATEMENTS	91

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2005 are disclosed in the Funds’ Statements of Operations.

As of October 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Dow Jones U.S. Total Market	$429,057,216	$97,671,382	$(34,016,246)	$63,655,136
Dow Jones U.S. Energy Sector	675,880,402	171,574,040	(1,511,676)	170,062,364
Dow Jones U.S. Healthcare Sector	1,380,495,825	114,969,363	(150,642,744)	(35,673,381)
Dow Jones U.S. Technology Sector	513,463,494	39,056,650	(95,547,357)	(56,490,707)
Dow Jones U.S. Telecommunications Sector	587,163,398	7,215,258	(31,441,546)	(24,226,288)
Dow Jones U.S. Utilities Sector	698,517,822	143,427,958	(13,942,288)	129,485,670
Dow Jones Select Dividend	7,153,043,390	473,897,472	(250,633,039)	223,264,433
Dow Jones Transportation Average	113,009,843	2,714,521	(4,752,266)	(2,037,745)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2005, a portion of the cash collateral for securities on loan for certain Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

92	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Dow Jones U.S. Total Market	0.20%
Dow Jones U.S. Energy Sector	0.60
Dow Jones U.S. Healthcare Sector	0.60
Dow Jones U.S. Technology Sector	0.60
Dow Jones U.S. Telecommunications Sector	0.60
Dow Jones U.S. Utilities Sector	0.60
Dow Jones Select Dividend	0.40
Dow Jones Transportation Average	0.60

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Dow Jones U.S. Total Market	$28,843
Dow Jones U.S. Energy Sector	118,934
Dow Jones U.S. Healthcare Sector	54,059
Dow Jones U.S. Technology Sector	22,475
Dow Jones U.S. Telecommunications Sector	46,186
Dow Jones U.S. Utilities Sector	69,295
Dow Jones Select Dividend	16,972
Dow Jones Transportation Average	41,248

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the six months ended October 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, certain Funds executed cross trades for the six months ended October 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first five months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next regularly scheduled meeting to review all such transactions executed during the last month of the fiscal half-year.

NOTES TO THE FINANCIAL STATEMENTS	93

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended October 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Dow Jones U.S. Total Market
IMMF	637	56,890	56,807	720	$719,533	$7,752
Dow Jones U.S. Energy Sector
IMMF	272	60,727	59,960	1,039	1,039,147	8,332
Dow Jones U.S. Healthcare Sector
IMMF	831	128,331	128,422	740	740,194	17,215
Dow Jones U.S. Technology Sector
IMMF	383	28,922	28,946	359	358,646	4,077
Dow Jones U.S. Telecommunications Sector
IMMF	330	76,887	77,144	73	72,564	9,542
Dow Jones U.S. Utilities Sector
IMMF	634	103,134	102,828	940	940,210	13,288
Dow Jones Select Dividend
IMMF	12,243	2,019,043	2,022,205	9,081	9,081,326	268,596
Dow Jones Transportation Average
IMMF	122	11,680	11,785	17	17,082	1,503

During the six months ended October 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of October 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Dow Jones U.S. Total Market	$9,941,005	$9,819,878
Dow Jones U.S. Energy Sector	6,098,817	7,009,900
Dow Jones U.S. Healthcare Sector	27,818,802	27,745,461
Dow Jones U.S. Technology Sector	14,453,657	14,770,629
Dow Jones U.S. Telecommunications Sector	57,363,634	51,043,386
Dow Jones U.S. Utilities Sector	15,049,110	15,309,020
Dow Jones Select Dividend	315,491,036	240,866,734
Dow Jones Transportation Average	14,223,081	17,416,695

In-kind transactions (see Note 4) for the six months ended October 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Dow Jones U.S. Total Market	$17,729,337	$—
Dow Jones U.S. Energy Sector	192,535,781	166,167,297
Dow Jones U.S. Healthcare Sector	279,007,432	204,430,275
Dow Jones U.S. Technology Sector	54,703,363	65,339,886
Dow Jones U.S. Telecommunications Sector	306,279,548	104,802,329
Dow Jones U.S. Utilities Sector	134,881,823	56,600,818
Dow Jones Select Dividend	1,096,050,574	316,832,751
Dow Jones Transportation Average	162,965,814	179,874,552

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTES TO THE FINANCIAL STATEMENTS	95

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2005, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of October 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders except as noted below. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities. The shareholders of the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Dow Jones U.S. Total Market	1,950,850	118,465	102,394	1,568,871
Dow Jones U.S. Energy Sector	3,147,277	65,567	108,337	1,237,706
Dow Jones U.S. Healthcare Sector	6,989,247	148,178	136,331	2,374,018
Dow Jones U.S. Technology Sector	3,799,068	99,521	101,102	1,222,001
Dow Jones U.S. Telecommunications Sector	5,624,452	55,640	116,387	2,133,958
Dow Jones U.S. Utilities Sector	3,618,099	83,804	139,626	1,249,134
Dow Jones Select Dividend	27,392,288	818,495	972,194	26,140,310
Dow Jones Transportation Average	966,346	46,736	17,520	126,228

SHAREHOLDER MEETING RESULTS	97

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans. The shareholders of the iShares Dow Jones U.S. Total Market and iShares Dow Jones Select Dividend Index Funds did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Dow Jones U.S. Total Market	1,923,292	145,304	103,114	1,568,870
Dow Jones U.S. Energy Sector	3,112,675	100,997	107,510	1,237,705
Dow Jones U.S. Healthcare Sector	6,948,758	186,972	138,025	2,374,019
Dow Jones U.S. Technology Sector	3,780,921	119,866	98,904	1,222,001
Dow Jones U.S. Telecommunications Sector	5,586,272	92,063	118,144	2,133,958
Dow Jones U.S. Utilities Sector	3,606,477	94,519	140,533	1,249,134
Dow Jones Select Dividend	27,199,506	997,384	986,087	26,140,310
Dow Jones Transportation Average	965,323	48,219	17,060	126,228

Proposal 3

To approve a change in the classification of the investment objectives of certain Funds from fundamental to non-fundamental. The shareholders of the iShares Dow Jones U.S. Total Market Index Fund did not approve this proposal.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Dow Jones U.S. Total Market	1,906,186	161,532	103,992	1,568,870
Dow Jones U.S. Energy Sector	3,069,588	135,858	115,735	1,237,706
Dow Jones U.S. Healthcare Sector	6,683,630	445,502	144,623	2,374,019
Dow Jones U.S. Technology Sector	3,513,253	385,143	101,295	1,222,001
Dow Jones U.S. Telecommunications Sector	5,473,022	203,189	120,268	2,133,958
Dow Jones U.S. Utilities Sector	3,535,531	164,637	141,361	1,249,134

*	Denotes Trust-wide proposal and voting results.

**	Broker non-votes are proxies received by the Fund from brokers or nominees, who did not receive instructions from the beneficial owner or other persons entitled to vote, and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one- and three-year, and “latest quarter” periods ended March 31, 2005, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same periods. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that some Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, while other Funds underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that all the Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than or in line with the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	99

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

100	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	101

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)
iShares S&P 100 (OEF)
iShares S&P 500 (IVV)
iShares S&P 500 Growth (IVW)
iShares S&P 500 Value (IVE)
iShares S&P MidCap 400 (IJH)
iShares S&P MidCap 400 Growth (IJK)
iShares S&P MidCap 400 Value (IJJ)
iShares S&P SmallCap 600 (IJR)
iShares S&P SmallCap 600 Growth (IJT)
iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)
iShares Dow Jones U.S. Basic Materials Sector (IYM)
iShares Dow Jones U.S. Consumer Services Sector (IYC)
iShares Dow Jones U.S. Consumer Goods Sector (IYK)
iShares Dow Jones U.S. Energy Sector (IYE)
iShares Dow Jones U.S. Financial Sector (IYF)
iShares Dow Jones U.S. Financial Services (IYG)
iShares Dow Jones U.S. Healthcare Sector (IYH)
iShares Dow Jones U.S. Industrial Sector (IYJ)
iShares Dow Jones U.S. Real Estate (IYR)
iShares Dow Jones U.S. Technology Sector (IYW)
iShares Dow Jones U.S. Telecommunications Sector (IYZ)
iShares Dow Jones Transportation Average (IYT)
iShares Dow Jones U.S. Utilities Sector (IDU)
iShares Dow Jones U.S. Total Market (IYY)
iShares Goldman Sachs Natural Resources (IGE)
iShares Goldman Sachs Networking (IGN)
iShares Goldman Sachs Semiconductor (IGW)
iShares Goldman Sachs Software (IGV)
iShares Goldman Sachs Technology (IGM)
iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)
iShares S&P Global Energy Sector (IXC)
iShares S&P Global Financials Sector (IXG)
iShares S&P Global Healthcare Sector (IXJ)
iShares S&P Global Technology Sector (IXN)
iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)
iShares Russell 3000 Growth (IWZ)
iShares Russell 3000 Value (IWW)
iShares Russell 1000 (IWB)
iShares Russell 1000 Growth (IWF)
iShares Russell 1000 Value (IWD)
iShares Russell Midcap (IWR)
iShares Russell Midcap Growth (IWP)
iShares Russell Midcap Value (IWS)
iShares Russell 2000 (IWM)
iShares Russell 2000 Growth (IWO)
iShares Russell 2000 Value (IWN)
iShares Russell Microcap™ (IWC)

iShares International Country
Index Funds

iShares FTSE/Xinhua China 25 (FXI)
iShares MSCI Australia (EWA)
iShares MSCI Austria (EWO)
iShares MSCI Belgium (EWK)
iShares MSCI Brazil (EWZ)
iShares MSCI Canada (EWC)
iShares MSCI France (EWQ)
iShares MSCI Germany (EWG)
iShares MSCI Hong Kong (EWH)
iShares MSCI Italy (EWI)
iShares MSCI Japan (EWJ)
iShares MSCI Malaysia (EWM)
iShares MSCI Mexico (EWW)
iShares MSCI Netherlands (EWN)
iShares MSCI Singapore (EWS)
iShares MSCI South Africa (EZA)
iShares MSCI South Korea (EWY)
iShares MSCI Spain (EWP)
iShares MSCI Sweden (EWD)
iShares MSCI Switzerland (EWL)
iShares MSCI Taiwan (EWT)
iShares MSCI United Kingdom (EWU)
iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)
iShares Lehman TIPS (TIP)
iShares Lehman 1-3 Year Treasury (SHY)
iShares Lehman 7-10 Year Treasury (IEF)
iShares Lehman 20+ Year Treasury (TLT)
iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)
iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)
iShares MSCI EAFE Growth (EFG)
iShares MSCI EAFE Value (EFV)
iShares MSCI Emerging Markets (EEM)
iShares MSCI EMU (EZU)
iShares MSCI Pacific ex-Japan (EPP)
iShares S&P Europe 350 (IEV)
iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)
iShares Morningstar Large Growth (JKE)
iShares Morningstar Large Value (JKF)
iShares Morningstar Mid Core (JKG)
iShares Morningstar Mid Growth (JKH)
iShares Morningstar Mid Value (JKI)
iShares Morningstar Small Core (JKJ)
iShares Morningstar Small Growth (JKK)
iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)
iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2461-iS-1205

102	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website at www.iShares.com.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-003-10005

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Fund Performance Overview

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

Performance as of October 31, 2005

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/05			Inception to 10/31/05			Inception to 10/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Large Core	8.19%	8.34%	8.44%	6.68%	6.75%	6.94%	9.09%	9.19%	9.40%
Morningstar Large Growth	5.61%	5.54%	5.90%	0.18%	0.01%	0.40%	0.24%	0.02%	0.53%
Morningstar Large Value	11.22%	11.33%	11.49%	11.05%	11.06%	11.33%	15.14%	15.15%	15.47%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Large Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the “Core Index”). The Core Index measures the performance of large-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. For the six-month period ended October 31, 2005 (the “reporting period”), the Core Fund returned 3.28%, while the Core Index returned 3.39%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets

Consumer Non-Cyclical	29.19%
Industrial	24.51
Financial	18.45
Communications	7.73
Technology	7.40
Consumer Cyclical	7.01
Basic Materials	3.11
Energy	1.86
Utilities	0.65
Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets

General Electric Co.	10.28%
Procter & Gamble Co.	5.55
Pfizer Inc.	4.62
American International Group Inc.	4.23
International Business Machines Corp.	3.78
Wells Fargo & Co.	2.91
PepsiCo Inc.	2.85
Coca-Cola Co. (The)	2.71
Home Depot Inc.	2.52
Time Warner Inc.	2.25

TOTAL	41.70%

FUND PERFORMANCE OVERVIEW	1

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

The iShares Morningstar Large Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the “Growth Index”). The Growth Index measures the performance of large-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 7.83%, while the Growth Index returned 7.97%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets

Consumer Non-Cyclical	29.20%
Technology	26.22
Communications	18.94
Consumer Cyclical	16.35
Energy	4.72
Industrial	2.34
Financial	1.84
Utilities	0.36
Short-Term and Other Net Assets	0.03

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets

Microsoft Corp.	8.63%
Johnson & Johnson	6.50
Intel Corp.	5.07
Wal-Mart Stores Inc.	4.27
Cisco Systems Inc.	4.01
Amgen Inc.	3.36
UnitedHealth Group Inc.	2.56
Dell Inc.	2.44
Medtronic Inc.	2.40
Google Inc. Class A	2.33

TOTAL	41.57%

The iShares Morningstar Large Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the “Value Index”). The Value Index measures the performance of large-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 4.35%, while the Value Index returned 4.46%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets

Financial	40.66%
Energy	21.74
Consumer Non-Cyclical	11.45
Communications	10.06
Utilities	7.85
Basic Materials	2.50
Technology	2.47
Industrial	2.06
Consumer Cyclical	1.03
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets

Exxon Mobil Corp.	10.93%
Citigroup Inc.	7.24
Bank of America Corp.	5.37
Altria Group Inc.	4.76
Chevron Corp.	3.94
JP Morgan Chase & Co.	3.92
Verizon Communications Inc.	2.66
ConocoPhillips	2.54
Hewlett-Packard Co.	2.47
Wachovia Corp.	2.44

TOTAL	46.27%

2	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

Performance as of October 31, 2005

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/05			Inception to 10/31/05			Inception to 10/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Mid Core	14.28%	14.24%	14.41%	11.45%	11.39%	11.71%	15.70%	15.62%	15.99%
Morningstar Mid Growth	20.41%	20.55%	20.79%	16.18%	16.20%	16.62%	22.36%	22.38%	22.88%
Morningstar Mid Value	16.90%	16.86%	16.85%	16.06%	16.01%	16.19%	22.18%	22.11%	22.27%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Mid Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the “Core Index”). The Core Index measures the performance of mid-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. For the six-month period ended October 31, 2005 (the “reporting period”), the Core Fund returned 8.68%, while the Core Index returned 8.68%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets

Industrial	38.74%
Consumer Cyclical	28.94
Financial	15.92
Consumer Non-Cyclical	13.65
Energy	1.35
Technology	0.94
Communications	0.23
Basic Materials	0.07
Utilities	0.05
Diversified	0.03
Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets

Williams Companies Inc.	1.37%
Phelps Dodge Corp.	1.25
Harrah’s Entertainment Inc.	1.22
ProLogis	1.14
Chesapeake Energy Corp.	1.10
ITT Industries Inc.	1.04
Advanced Micro Devices Inc.	1.01
Kinder Morgan Inc.	0.98
Rockwell Automation Inc.	0.97
Office Depot Inc.	0.95

TOTAL	11.03%

FUND PERFORMANCE OVERVIEW	3

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

The iShares Morningstar Mid Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the “Growth Index”). The Growth Index measures the performance of mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 15.96%, while the Growth Index returned 16.19%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	23.62%
Technology	19.10
Energy	13.37
Communications	13.20
Consumer Cyclical	12.06
Industrial	8.99
Financial	8.85
Basic Materials	0.81
Short-Term and Other Net Assets	0.00

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Legg Mason Inc.	1.19%
BJ Services Co.	1.16
Nabors Industries Ltd.	1.12
National Oilwell Varco Inc.	1.11
SanDisk Corp.	1.10
Autodesk Inc.	1.08
Marvell Technology Group Ltd.	1.06
Peabody Energy Corp.	1.05
Network Appliance Inc.	1.03
Chicago Mercantile Exchange Holdings Inc.	1.03

TOTAL	10.93%

The iShares Morningstar Mid Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the “Value Index”). The Value Index measures the performance of mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 7.81%, while the Value Index returned 7.94%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Financial	37.17%
Utilities	15.22
Consumer Non-Cyclical	11.90
Consumer Cyclical	9.84
Basic Materials	8.68
Industrial	5.41
Energy	5.09
Communications	3.74
Technology	2.75
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Federated Department Stores Inc.	1.82%
Vornado Realty Trust	1.20
Safeway Inc.	1.17
Amerada Hess Corp.	1.16
Sunoco Inc.	1.15
CSX Corp.	1.11
CIT Group Inc.	1.08
Computer Sciences Corp.	1.08
Constellation Energy Group Inc.	1.08
Sempra Energy	1.02

TOTAL	11.87%

4	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

Performance as of October 31, 2005

	Average Annual Total Returns						Cumulative Total Returns
	Year Ended 10/31/05			Inception to 10/31/05			Inception to 10/31/05
iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Morningstar Small Core	12.21%	11.96%	12.52%	11.71%	11.57%	12.03%	16.06%	15.87%	16.44%
Morningstar Small Growth	11.96%	11.77%	12.29%	5.48%	5.35%	5.76%	7.45%	7.26%	7.79%
Morningstar Small Value	12.49%	12.23%	12.86%	12.40%	12.27%	12.81%	17.02%	16.85%	17.52%

Total returns for the periods since inception are calculated from the inception date of each Fund (6/28/04). “Average annual total returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative total returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/2/04), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, each Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Morningstar Small Core Index Fund (the “Core Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the “Core Index”). The Core Index measures the performance of small-capitalization companies that have exhibited both “growth” and “value” characteristics without a pronounced bias toward either, as determined by Morningstar’s proprietary index methodology. The Core Fund invests in a representative sample of securities in the Core Index, which have a similar investment profile as the Core Index. For the six-month period ended October 31, 2005 (the “reporting period”), the Core Fund returned 10.99%, while the Core Index returned 11.21%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Financial	21.27%
Industrial	18.74
Consumer Non-Cyclical	17.86
Consumer Cyclical	15.77
Technology	8.87
Energy	7.69
Communications	5.49
Basic Materials	3.49
Diversified	0.52
Utilities	0.24
Short-Term and Other Net Assets	0.06

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Cimarex Energy Co.	0.95%
McDermott International Inc.	0.64
MoneyGram International Inc.	0.64
Vertex Pharmaceuticals Inc.	0.63
Frontier Oil Corp.	0.60
Integrated Device Technology Inc.	0.59
St. Mary Land & Exploration Co.	0.58
JLG Industries Inc.	0.58
Sierra Health Services Inc.	0.58
Flowserve Corp.	0.57

TOTAL	6.36%

FUND PERFORMANCE OVERVIEW	5

Fund Performance Overview (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

The iShares Morningstar Small Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the “Growth Index”). The Growth Index measures the performance of small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar’s proprietary index methodology. The Growth Fund invests in a representative sample of securities in the Growth Index, which have a similar investment profile as the Growth Index. For the reporting period, the Growth Fund returned 13.52%, while the Growth Index returned 13.69%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Consumer Non-Cyclical	28.27%
Technology	19.47
Communications	15.82
Consumer Cyclical	11.00
Industrial	9.49
Energy	9.35
Financial	5.56
Basic Materials	0.85
Diversified	0.10
Utilities	0.05
Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Intuitive Surgical Inc.	1.01%
TODCO Class A	0.92
Advanced Medical Optics Inc.	0.79
Akamai Technologies Inc.	0.77
Cal Dive International Inc.	0.75
Avid Technology Inc.	0.69
Unit Corp.	0.68
LifePoint Hospitals Inc.	0.68
TECHNE Corp.	0.67
F5 Networks Inc.	0.67

TOTAL	7.63%

The iShares Morningstar Small Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the “Value Index”). The Value Index measures the performance of small-capitalization companies that have exhibited “value” characteristics as determined by Morningstar’s proprietary index methodology. The Value Fund invests in a representative sample of securities in the Value Index, which have a similar investment profile as the Value Index. For the reporting period, the Value Fund returned 10.69%, while the Value Index returned 10.87%.

PORTFOLIO ALLOCATION

As of 10/31/05

Sector	% of Net Assets
Financial	34.44%
Industrial	14.29
Consumer Cyclical	13.23
Utilities	8.53
Basic Materials	7.97
Consumer Non-Cyclical	7.94
Communications	5.82
Energy	4.25
Technology	3.39
Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TOP TEN FUND HOLDINGS

As of 10/31/05

Security	% of Net Assets
Chemtura Corp.	0.79%
York International Corp.	0.73
Cabot Oil & Gas Corp.	0.70
Shaw Group Inc. (The)	0.66
AMR Corp.	0.63
Sybase Inc.	0.63
Crescent Real Estate Equities Co.	0.63
Colonial Properties Trust	0.60
Commercial Metals Co.	0.59
Hudson United Bancorp	0.59

TOTAL	6.55%

6	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses

iSHARES® TRUST

As a shareholder of an iShares Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 to October 31, 2005.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (May 1, 2005)	Ending Account Value (October 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (May 1 to October 31, 2005)
Morningstar Large Core
Actual	$1,000.00	$1,032.80	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Morningstar Large Growth
Actual	1,000.00	1,078.30	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Morningstar Large Value
Actual	1,000.00	1,043.50	0.25	1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Morningstar Mid Core
Actual	1,000.00	1,086.80	0.25	1.31
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28

SHAREHOLDER EXPENSES	7

Shareholder Expenses (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (May 1, 2005)	Ending Account Value (October 31, 2005)	Annualized Expense Ratio	Expenses Paid During Period[a] (May 1 to October 31, 2005)
Morningstar Mid Growth
Actual	$1,000.00	$1,159.60	0.30%	$1.63
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53
Morningstar Mid Value
Actual	1,000.00	1,078.10	0.30	1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53
Morningstar Small Core
Actual	1,000.00	1,109.90	0.25	1.33
Hypothetical (5% return before expenses)	1,000.00	1,023.95	0.25	1.28
Morningstar Small Growth
Actual	1,000.00	1,135.20	0.30	1.61
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53
Morningstar Small Value
Actual	1,000.00	1,106.90	0.30	1.59
Hypothetical (5% return before expenses)	1,000.00	1,023.69	0.30	1.53

[a]	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

8	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.91%
ADVERTISING – 0.43%
Omnicom Group Inc.[1]	4,205	$348,847

		348,847
AEROSPACE & DEFENSE – 4.40%
Boeing Co. (The)	16,869	1,090,412
General Dynamics Corp.	3,878	451,011
Lockheed Martin Corp.	8,128	492,232
Raytheon Co.	10,446	385,980
United Technologies Corp.	21,760	1,115,853

		3,535,488
AUTO MANUFACTURERS – 0.35%
PACCAR Inc.	4,051	283,651

		283,651
AUTO PARTS & EQUIPMENT – 0.38%
Johnson Controls Inc.	4,447	302,618

		302,618
BANKS – 5.37%
M&T Bank Corp.	1,901	204,510
Marshall & Ilsley Corp.	4,389	188,551
Mellon Financial Corp.	9,697	307,298
North Fork Bancorp Inc.	10,151	257,226
Northern Trust Corp.	4,526	242,594
Regions Financial Corp.[1]	10,680	347,634
State Street Corp.	7,764	428,806
Wells Fargo & Co.	38,913	2,342,563

		4,319,182
BEVERAGES – 6.48%
Anheuser-Busch Companies Inc.	17,902	738,637
Coca-Cola Co. (The)	50,924	2,178,529
PepsiCo Inc.	38,744	2,288,996

		5,206,162
BUILDING MATERIALS – 0.35%
Masco Corp.	10,006	285,171

		285,171
CHEMICALS – 2.00%
Air Products & Chemicals Inc.[1]	4,954	283,567
Du Pont (E.I.) de Nemours and Co.[1]	22,939	956,327
Praxair Inc.	7,514	371,267

		1,611,161
COMMERCIAL SERVICES – 1.23%
Accenture Ltd.	10,442	$274,729
Cendant Corp.	24,122	420,205
McKesson Corp.	6,389	290,252

		985,186
COMPUTERS – 4.51%
Electronic Data Systems Corp.	11,841	276,014
International Business Machines Corp.	37,098	3,037,584
Sun Microsystems Inc.[2]	77,933	311,732

		3,625,330
COSMETICS & PERSONAL CARE – 6.34%
Colgate-Palmolive Co.	12,084	639,969
Procter & Gamble Co.	79,640	4,459,044

		5,099,013
DIVERSIFIED FINANCIAL SERVICES – 5.09%
American Express Co.[1]	25,351	1,261,719
Capital One Financial Corp.	5,718	436,569
Countrywide Financial Corp.	13,727	436,107
Goldman Sachs Group Inc. (The)	9,485	1,198,619
Lehman Brothers Holdings Inc.	6,373	762,657

		4,095,671
ELECTRIC – 0.65%
TXU Corp.	5,197	523,598

		523,598
ELECTRICAL COMPONENTS & EQUIPMENT – 0.84%
Emerson Electric Co.	9,664	672,131

		672,131
ELECTRONICS – 0.45%
Agilent Technologies Inc.[2]	11,245	359,952

		359,952
ENVIRONMENTAL CONTROL – 0.48%
Waste Management Inc.	13,005	383,778

		383,778
FOOD – 1.66%
General Mills Inc.	8,218	396,601
Hershey Co. (The)	4,000	227,320
Kellogg Co.	5,566	245,850
Sysco Corp.	14,698	469,013

		1,338,784

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Shares	Value
HEALTH CARE - PRODUCTS – 0.68%
Baxter International Inc.	14,292	$546,383

		546,383
HEALTH CARE - SERVICES – 1.34%
Aetna Inc.	6,788	601,145
HCA Inc.	9,944	479,201

		1,080,346
HOUSEHOLD PRODUCTS & WARES – 0.56%
Clorox Co. (The)	3,590	194,291
Fortune Brands Inc.	3,339	253,664

		447,955
INSURANCE – 7.02%
ACE Ltd.	6,645	346,204
AFLAC Inc.[1]	11,596	554,057
American International Group Inc.[1]	52,412	3,396,298
Progressive Corp. (The)	4,051	469,146
Prudential Financial Inc.	12,017	874,717

		5,640,422
MACHINERY – 1.03%
Caterpillar Inc.	15,744	827,977

		827,977
MANUFACTURING – 13.79%
General Electric Co.	243,787	8,266,817
Honeywell International Inc.	17,987	615,155
Illinois Tool Works Inc.	5,788	490,591
Ingersoll-Rand Co. Class A	7,717	291,625
Textron Inc.	2,611	188,096
Tyco International Ltd.	46,585	1,229,378

		11,081,662
MEDIA – 4.93%
Clear Channel Communications Inc.	11,604	352,994
Gannett Co. Inc.[1]	5,687	356,347
McGraw-Hill Companies Inc. (The)	8,649	423,282
Time Warner Inc.	101,438	1,808,640
Viacom Inc. Class A	950	29,497
Viacom Inc. Class B	32,033	992,062

		3,962,822
MINING – 1.11%
Alcoa Inc.	20,125	488,836
Newmont Mining Corp.	9,465	403,209

		892,045
OFFICE & BUSINESS EQUIPMENT – 0.66%
Pitney Bowes Inc.	5,376	$226,222
Xerox Corp.[2]	22,182	301,010

		527,232
OIL & GAS – 1.86%
Apache Corp.	7,519	479,938
Burlington Resources Inc.	8,918	644,058
EOG Resources Inc.	5,460	370,079

		1,494,075
PHARMACEUTICALS – 10.90%
Abbott Laboratories	35,835	1,542,697
Cardinal Health Inc.	9,995	624,787
Lilly (Eli) & Co.	22,261	1,108,375
Medco Health Solutions Inc.[2]	7,031	397,252
Pfizer Inc.	170,961	3,716,692
Wyeth	30,704	1,368,170

		8,757,973
REAL ESTATE INVESTMENT TRUSTS – 0.45%
Simon Property Group Inc.	5,061	362,469

		362,469
RETAIL – 6.28%
Costco Wholesale Corp.	10,639	514,502
CVS Corp.	18,692	456,272
Gap Inc. (The)	14,868	256,919
Home Depot Inc.	49,373	2,026,268
McDonald’s Corp.	29,187	922,309
Penney (J.C.) Co. Inc.	5,531	283,187
TJX Companies Inc.[1]	11,181	240,727
Yum! Brands Inc.[1]	6,770	344,390

		5,044,574
SAVINGS & LOANS – 0.52%
Golden West Financial Corp.[1]	7,071	415,280

		415,280
SOFTWARE – 2.23%
Automatic Data Processing Inc.	13,445	627,344
Oracle Corp.[2]	91,802	1,164,049

		1,791,393
TELECOMMUNICATIONS – 2.37%
Corning Inc.[2]	32,807	659,093
Motorola Inc.	56,408	1,250,001

		1,909,094

10	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
TRANSPORTATION – 3.17%
Burlington Northern Santa Fe Corp.	8,717	$540,977
FedEx Corp.[1]	6,492	596,810
Norfolk Southern Corp.	9,247	371,729
United Parcel Service Inc. Class B	14,235	1,038,301

		2,547,817

TOTAL COMMON STOCKS (Cost: $81,203,953)		80,305,242
SHORT-TERM INVESTMENTS – 6.98%
CERTIFICATES OF DEPOSIT[3] – 0.71%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$13,526	13,526
Bank of Nova Scotia
3.79%, 01/03/06	10,821	10,820
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	24,347	24,346
Credit Suisse First Boston
3.91% - 4.03%,
01/04/06 - 05/09/06	40,578	40,578
Credit Suisse New York
3.98%, 07/19/06	67,631	67,631
Dexia Credit Local
4.02%, 08/30/06	13,526	13,524
Fortis Bank NY
3.83% - 3.84%, 01/25/06	40,578	40,578
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	70,336	70,335
HSBC Bank USA N.A.
3.72%, 08/03/06	13,526	13,530
Nordea Bank AB
3.80%, 10/02/06	16,231	16,228
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	40,578	40,573
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	41,931	41,925
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	74,394	74,395

Security	Principal	Value
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	$21,642	$21,642
Unicredito Italiano SpA
3.80%, 06/14/06	35,168	35,160
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	48,965	48,964

		573,755
COMMERCIAL PAPER[3] – 1.85%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	27,052	26,874
Amsterdam Funding Corp.
4.05%, 11/01/05	40,578	40,585
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	67,631	67,534
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	94,683	94,395
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	36,328	36,161
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	33,815	33,681
CC USA Inc.
4.23%, 04/21/06	8,116	7,953
Chariot Funding LLC
4.00%, 11/23/05	24,160	24,101
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	34,627	34,512
Dorada Finance Inc.
3.76%, 01/26/06	2,705	2,681
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	25,700	25,622
Falcon Asset Securitization Corp.
3.98% - 4.03%,
11/29/05 - 12/13/05	41,121	40,971
Ford Credit Auto Receivables
4.00%, 12/12/05	4,500	4,480

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Principal	Value
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	$127,327	$126,876
Galaxy Funding Inc.
4.23%, 04/18/06	7,764	7,611
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	47,035	46,988
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	40,578	40,396
General Electric Co.
3.98%, 12/30/05	13,526	13,438
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	86,413	86,297
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	33,815	33,710
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	64,926	64,486
HSBC PLC
3.88%, 02/03/06	8,116	8,033
Jupiter Securitization Corp.
4.01%, 11/29/05	31,782	31,683
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	56,539	56,238
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	21,642	21,582
Nordea North America Inc.
4.16%, 04/04/06	28,405	27,899
Park Avenue Receivables Corp.
4.00%, 11/22/05	42,107	42,009
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	105,234	104,920
Park Sienna LLC
4.01%, 11/23/05	5,429	5,415
Polonius Inc.
4.01%, 11/23/05	$14,879	$14,842
Preferred Receivables Funding
4.01%, 11/29/05	7,357	7,334
Ranger Funding Co. LLC
4.03%, 11/30/05	28,634	28,541
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	27,052	26,735
Sedna Finance Inc.
3.92%, 02/21/06	6,763	6,681
Sigma Finance Inc.
4.16%, 04/06/06	16,231	15,939
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	20,560	20,464
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	75,888	75,710
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	5,820	5,806
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	18,083	17,955
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	109,269	108,924

		1,486,062
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	13,526	13,526

		13,526
MEDIUM-TERM NOTES[3] – 0.06%
Dorada Finance Inc.
3.93%, 07/07/06[4]	8,386	8,386
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	43,284	43,280

		51,666

12	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	14,250	$14,250

		14,250
REPURCHASE AGREEMENTS[3] – 1.36%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $270,553 and an effective yield of 4.03%.[7]	$270,523	270,523
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $270,553 and an effective yield of 4.03%.[7]	270,523	270,523
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $351,719 and an effective yield of 4.03%.[7]	351,680	351,680
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $67,639 and an effective yield of 4.05%.[7]	67,631	67,631
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $135,277 and an effective yield of 4.03%.[7]	135,262	135,262

		1,095,619
TIME DEPOSITS[3] – 0.15%
Deutsche Bank
4.03%, 11/01/05	35,413	35,413
SunTrust Bank
3.97%, 11/01/05	81,157	81,157

		116,570
VARIABLE & FLOATING RATE NOTES[3] – 2.81%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	84,268	84,288

Security	Principal	Value
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	$104,151	$104,150
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	44,636	44,636
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	14,879	14,888
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	87,920	87,973
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	17,584	17,584
Bank of America N.A.
3.81%, 08/10/06	135,262	135,262
Bank of Ireland
3.97%, 11/17/06[4]	27,052	27,052
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	67,360	67,357
BMW US Capital LLC
3.94%, 11/15/06[4]	27,052	27,052
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	72,771	72,769
Commodore CDO Ltd.
3.91%, 06/13/06[4]	6,763	6,763
DEPFA Bank PLC
3.88%, 09/15/06	27,052	27,052
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	43,013	43,015
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	27,052	27,052
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	27,052	27,052
Fifth Third Bancorp.
3.99%, 09/22/06[4]	54,105	54,105

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Principal	Value
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	$18,937	$18,937
General Electric Capital Corp.
4.04%, 10/06/06	12,174	12,184
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	20,289	20,289
Hartford Life Global Funding Trusts
3.96%, 08/15/06	27,052	27,052
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	27,052	27,052
HSBC Bank USA N.A.
4.20%, 05/04/06	9,468	9,472
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	51,399	51,400
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	28,373	28,373
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	105,504	105,512
Lothian Mortgages PLC
4.02%, 01/24/06[4]	13,526	13,526
Marshall & Ilsley Bank
4.10%, 02/20/06	27,052	27,062
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	80,886	80,941
Mound Financing PLC
3.94%, 11/08/06[4]	54,105	54,105
Natexis Banques Populaires
3.95%, 10/16/06[4]	20,289	20,289
National City Bank (Ohio)
3.83%, 01/06/06	13,526	13,525
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	100,094	100,100
Nordea Bank AB
3.92%, 08/11/06[4]	47,342	47,342
Northern Rock PLC
3.87%, 08/03/06[4]	$32,463	$32,464
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	73,582	73,582
Principal Life Income Funding Trusts
3.74%, 05/10/06	20,289	20,290
Royal Bank of Scotland
3.80%, 04/05/06	36,182	36,177
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	22,994	22,994
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	111,185	111,184
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	27,052	27,052
Strips III LLC
4.08%, 07/24/06[4,8]	7,619	7,619
SunTrust Bank
4.19%, 04/28/06	40,578	40,578
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	60,327	60,321
Toyota Motor Credit Corp.
3.95%, 04/10/06	12,174	12,173
Union Hamilton Special Funding LLC
4.00%, 03/28/06	27,052	27,052
US Bank N.A.
4.01%, 09/29/06	12,174	12,171
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	60,182	60,181
Wells Fargo & Co.
3.96%, 09/15/06[4]	13,526	13,527
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	47,342	47,339
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	69,254	69,252
Winston Funding Ltd.
4.26%, 01/23/06[4]	19,315	19,315

14	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE CORE INDEX FUND

October 31, 2005

Security	Principal	Value
World Savings Bank
3.89%, 03/09/06	$40,578	$40,578

		2,259,060

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,610,508)		5,610,508

TOTAL INVESTMENTS IN SECURITIES – 106.89% (Cost: $86,814,461)		85,915,750
Other Assets, Less Liabilities – (6.89)%		(5,535,379)

NET ASSETS – 100.00%		$80,380,371

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.97%
AGRICULTURE – 0.59%
Monsanto Co.	9,652	$608,173

		608,173
AIRLINES – 0.39%
Southwest Airlines Co.	25,556	409,152

		409,152
APPAREL – 0.96%
Coach Inc.[1]	13,822	444,792
Nike Inc. Class B	6,595	554,310

		999,102
BIOTECHNOLOGY – 5.94%
Amgen Inc.[1]	45,967	3,482,460
Biogen Idec Inc.[1]	12,230	496,905
Genentech Inc.[1,2]	16,753	1,517,822
Genzyme Corp.[1]	9,092	657,352

		6,154,539
COMMERCIAL SERVICES – 1.26%
Apollo Group Inc. Class A1	5,466	344,467
Moody’s Corp.[2]	9,227	491,430
Paychex Inc.[2]	12,181	472,136

		1,308,033
COMPUTERS – 5.26%
Apple Computer Inc.[1]	29,528	1,700,518
Dell Inc.[1]	79,250	2,526,490
EMC Corp.[1]	87,453	1,220,844

		5,447,852
COSMETICS & PERSONAL CARE – 0.44%
Avon Products Inc.	17,014	459,208

		459,208
DIVERSIFIED FINANCIAL SERVICES – 1.84%
Franklin Resources Inc.	5,071	448,124
Schwab (Charles) Corp. (The)[2]	40,212	611,222
SLM Corp.[2]	15,248	846,721

		1,906,067
ELECTRIC – 0.36%
AES Corp. (The)[1]	23,453	372,668

		372,668
ENTERTAINMENT – 0.32%
International Game Technology Inc.[2]	12,473	$330,410

		330,410
FOOD – 0.33%
Wrigley (William Jr.) Co.	4,981	346,179

		346,179
HEALTH CARE - PRODUCTS – 12.76%
Alcon Inc.	2,848	378,499
Becton, Dickinson & Co.	8,596	436,247
Biomet Inc.[2]	8,527	296,995
Boston Scientific Corp.[1]	21,610	542,843
Guidant Corp.	11,658	734,454
Johnson & Johnson	107,582	6,736,785
Medtronic Inc.	43,787	2,480,971
St. Jude Medical Inc.[1]	12,921	621,112
Stryker Corp.	10,091	414,437
Zimmer Holdings Inc.[1]	8,923	569,020

		13,211,363
HEALTH CARE - SERVICES – 4.41%
Quest Diagnostics Inc.	5,694	265,967
UnitedHealth Group Inc.	45,837	2,653,504
WellPoint Inc.[1]	22,135	1,653,042

		4,572,513
INTERNET – 7.03%
Amazon.com Inc.[1,2]	10,753	428,830
eBay Inc.[1]	35,873	1,420,571
Google Inc. Class A1,2	6,472	2,408,490
IAC/InterActiveCorp[1]	10,015	256,384
Symantec Corp.[1]	43,085	1,027,577
Yahoo! Inc.[1]	47,033	1,738,810

		7,280,662
LEISURE TIME – 1.25%
Carnival Corp.	15,448	767,302
Harley-Davidson Inc.[2]	10,559	522,987

		1,290,289
LODGING – 1.15%
Las Vegas Sands Corp.[1]	4,605	157,951
Marriott International Inc. Class A	6,838	407,682
MGM Mirage[1]	4,490	167,791
Starwood Hotels & Resorts Worldwide Inc.	7,793	455,345

		1,188,769

16	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
MANUFACTURING – 2.34%
Danaher Corp.	9,287	$483,853
3M Co.	25,500	1,937,490

		2,421,343
MEDIA – 5.17%
Comcast Corp. Class A1	45,487	1,265,903
Comcast Corp. Class A Special[1,2]	30,461	834,936
DIRECTV Group Inc. (The)[1]	33,070	470,255
EchoStar Communications Corp.	7,941	213,375
Liberty Media Corp. Class A1	96,850	771,894
Walt Disney Co. (The)[2]	73,757	1,797,458

		5,353,821
OIL & GAS – 1.17%
Transocean Inc.[1,2]	11,594	666,539
XTO Energy Inc.	12,544	545,162

		1,211,701
OIL & GAS SERVICES – 3.55%
Baker Hughes Inc.	12,063	662,982
Halliburton Co.	18,259	1,079,107
Schlumberger Ltd.	21,305	1,933,855

		3,675,944
PHARMACEUTICALS – 3.47%
Allergan Inc.[2]	4,761	425,157
Caremark Rx Inc.[1]	16,515	865,386
Forest Laboratories Inc.[1]	12,701	481,495
Gilead Sciences Inc.[1]	15,562	735,305
Schering-Plough Corp.	53,303	1,084,183

		3,591,526
RETAIL – 12.28%
Bed Bath & Beyond Inc.[1]	10,878	440,777
Best Buy Co. Inc.	14,363	635,706
Kohl’s Corp.[1]	10,961	527,553
Lowe’s Companies Inc.	25,351	1,540,580
Sears Holdings Corp.[1]	3,568	429,052
Staples Inc.	26,849	610,278
Starbucks Corp.[1]	28,826	815,199
Target Corp.	28,990	1,614,453
Walgreen Co.[2]	36,944	1,678,366
Wal-Mart Stores Inc.	93,469	4,422,018

		12,713,982

Security	Shares or Principal	Value
SEMICONDUCTORS – 9.62%
Analog Devices Inc.	13,510	$469,878
Applied Materials Inc.	60,269	987,206
Broadcom Corp. Class A1	10,013	425,152
Intel Corp.	223,358	5,248,913
Linear Technology Corp.[2]	11,100	368,631
Maxim Integrated Products Inc.	11,786	408,738
Texas Instruments Inc.	61,534	1,756,796
Xilinx Inc.	12,549	300,549

		9,965,863
SOFTWARE – 11.34%
Adobe Systems Inc.	17,674	569,987
Computer Associates International Inc.	16,898	472,637
Electronic Arts Inc.[1]	10,804	614,532
First Data Corp.	28,412	1,149,265
Microsoft Corp.	347,635	8,934,220

		11,740,641
TELECOMMUNICATIONS – 6.74%
Cisco Systems Inc.[1]	238,288	4,158,126
Juniper Networks Inc.[1,2]	19,698	459,554
QUALCOMM Inc.	59,577	2,368,782

		6,986,462

TOTAL COMMON STOCKS (Cost: $101,779,683)		103,546,262
SHORT-TERM INVESTMENTS – 7.35%
CERTIFICATES OF DEPOSIT[3] – 0.75%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$18,303	18,303
Bank of Nova Scotia
3.79%, 01/03/06	14,642	14,642
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	32,945	32,944
Credit Suisse First Boston
3.91% - 4.03%,
01/04/06 - 05/09/06	54,909	54,909
Credit Suisse New York
3.98%, 07/19/06	91,515	91,515
Dexia Credit Local
4.02%, 08/30/06	18,303	18,300

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Fortis Bank NY
3.83% - 3.84%, 01/25/06	$54,909	$54,909
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	95,175	95,175
HSBC Bank USA N.A.
3.72%, 08/03/06	18,303	18,308
Nordea Bank AB
3.80%, 10/02/06	21,963	21,959
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	54,909	54,901
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	56,739	56,732
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	100,666	100,669
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	29,285	29,284
Unicredito Italiano SpA
3.80%, 06/14/06	47,588	47,577
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	66,257	66,255

		776,382
COMMERCIAL PAPER[3] – 1.94%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	36,606	36,366
Amsterdam Funding Corp.
4.05%, 11/01/05	54,909	54,909
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	91,515	91,384
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	128,120	127,731
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	49,158	48,931
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	$45,757	$45,576
CC USA Inc.
4.23%, 04/21/06	10,982	10,761
Chariot Funding LLC
4.00%, 11/23/05	32,692	32,612
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	46,855	46,699
Dorada Finance Inc.
3.76%, 01/26/06	3,661	3,628
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	34,776	34,671
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	55,643	55,440
Ford Credit Auto Receivables
4.00%, 12/12/05	6,089	6,062
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	172,292	171,682
Galaxy Funding Inc.
4.23%, 04/18/06	10,506	10,298
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	63,646	63,583
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	54,909	54,661
General Electric Co.
3.98%, 12/30/05	18,303	18,184
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	116,930	116,773
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	45,757	45,615
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	87,854	87,259

18	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
HSBC PLC
3.88%, 02/03/06	$10,982	$10,870
Jupiter Securitization Corp.
4.01%, 11/29/05	43,006	42,871
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	76,506	76,099
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	29,285	29,203
Nordea North America Inc.
4.16%, 04/04/06	38,436	37,752
Park Avenue Receivables Corp.
4.00%, 11/22/05	56,978	56,845
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	142,397	141,972
Park Sienna LLC
4.01%, 11/23/05	7,346	7,328
Polonius Inc.
4.01%, 11/23/05	20,133	20,084
Preferred Receivables Funding
4.01%, 11/29/05	9,955	9,924
Ranger Funding Co. LLC
4.03%, 11/30/05	38,745	38,620
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	36,606	36,176
Sedna Finance Inc.
3.92%, 02/21/06	9,151	9,040
Sigma Finance Inc.
4.16%, 04/06/06	21,963	21,568
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	27,820	27,691
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	102,688	102,447
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	7,875	7,856

Security	Shares or Principal	Value
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	$24,469	$24,295
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	147,858	147,389

		2,010,855
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	18,303	18,303

		18,303
MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	11,348	11,347
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	58,569	58,564

		69,911
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	38,377	38,377

		38,377
REPURCHASE AGREEMENTS[3] – 1.43%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $366,099 and an effective yield of 4.03%.[7]	$366,058	366,058
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $366,099 and an effective yield of 4.03%.[7]	366,058	366,058
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $475,928 and an effective yield of 4.03%.[7]	475,875	475,875

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $91,525 and an effective yield of 4.05%.[7]	$91,515	$91,515
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $183,049 and an effective yield of 4.03%.[7]	183,029	183,029

		1,482,535
TIME DEPOSITS[3] – 0.15%
Deutsche Bank
4.03%, 11/01/05	47,920	47,920
SunTrust Bank
3.97%, 11/01/05	109,817	109,817

		157,737
VARIABLE & FLOATING RATE NOTES[3] – 2.95%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	114,027	114,055
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	140,932	140,931
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	60,400	60,399
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	20,133	20,146
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	118,969	119,039
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	23,794	23,794
Bank of America N.A.
3.81%, 08/10/06	183,029	183,029
Bank of Ireland
3.97%, 11/17/06[4]	36,606	36,606
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	$91,148	$91,143
BMW US Capital LLC
3.94%, 11/15/06[4]	36,606	36,606
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	98,470	98,466
Commodore CDO Ltd.
3.91%, 06/13/06[4]	9,151	9,151
DEPFA Bank PLC
3.88%, 09/15/06	36,606	36,606
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	58,203	58,205
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	36,606	36,606
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	36,606	36,606
Fifth Third Bancorp.
3.99%, 09/22/06[4]	73,212	73,212
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	25,624	25,625
General Electric Capital Corp.
4.04%, 10/06/06	16,473	16,487
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	27,454	27,454
Hartford Life Global Funding Trusts
3.96%, 08/15/06	36,606	36,606
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	36,606	36,606
HSBC Bank USA N.A.
4.20%, 05/04/06	12,812	12,817
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	69,551	69,551
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	38,393	38,392
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	142,763	142,773

20	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Lothian Mortgages PLC
4.02%, 01/24/06[4]	$18,303	$18,303
Marshall & Ilsley Bank
4.10%, 02/20/06	36,606	36,619
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	109,451	109,526
Mound Financing PLC
3.94%, 11/08/06[4]	73,212	73,212
Natexis Banques Populaires
3.95%, 10/16/06[4]	27,454	27,454
National City Bank (Ohio)
3.83%, 01/06/06	18,303	18,302
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	135,442	135,450
Nordea Bank AB
3.92%, 08/11/06[4]	64,060	64,060
Northern Rock PLC
3.87%, 08/03/06[4]	43,927	43,929
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	99,568	99,568
Principal Life Income Funding Trusts
3.74%, 05/10/06	27,454	27,455
Royal Bank of Scotland
3.80%, 04/05/06	48,960	48,952
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	31,115	31,114
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	150,450	150,448
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	36,606	36,606
Strips III LLC
4.08%, 07/24/06[4,8]	10,309	10,309
SunTrust Bank
4.19%, 04/28/06	54,909	54,909
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	81,631	81,624
Toyota Motor Credit Corp.
3.95%, 04/10/06	16,473	16,473
Union Hamilton Special Funding LLC
4.00%, 03/28/06	$36,606	$36,606
US Bank N.A.
4.01%, 09/29/06	16,473	16,469
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	81,435	81,434
Wells Fargo & Co.
3.96%, 09/15/06[4]	18,303	18,304
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	64,060	64,056
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	93,711	93,709
Winston Funding Ltd.
4.26%, 01/23/06[4]	26,137	26,137
World Savings Bank
3.89%, 03/09/06	54,909	54,908

		3,056,847

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,610,947)		7,610,947

TOTAL INVESTMENTS IN SECURITIES – 107.32% (Cost: $109,390,630)		111,157,209
Other Assets, Less Liabilities – (7.32)%		(7,585,962)

NET ASSETS – 100.00%		$103,571,247

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.82%
AEROSPACE & DEFENSE – 0.55%
Northrop Grumman Corp.	8,885	$476,680

		476,680
AGRICULTURE – 5.20%
Altria Group Inc.[1]	55,248	4,146,362
Archer-Daniels-Midland Co.	15,906	387,629

		4,533,991
AUTO MANUFACTURERS – 0.82%
Ford Motor Co.	46,802	389,393
General Motors Corp.	11,960	327,704

		717,097
BANKS – 14.14%
Bank of America Corp.	107,113	4,685,123
Bank of New York Co. Inc. (The)	20,789	650,488
BB&T Corp.[1]	14,680	621,551
Comerica Inc.	4,585	264,921
Fifth Third Bancorp	12,497	502,004
KeyCorp[1]	10,884	350,900
National City Corp.[1]	15,002	483,514
PNC Financial Services Group	7,730	469,288
SunTrust Banks Inc.	9,653	699,649
U.S. Bancorp	49,710	1,470,422
Wachovia Corp.[1]	42,112	2,127,498

		12,325,358
BEVERAGES – 0.14%
Coca-Cola Enterprises Inc.	6,680	126,252

		126,252
CHEMICALS – 1.56%
Dow Chemical Co. (The)	25,537	1,171,127
Rohm & Haas Co.	4,393	191,227

		1,362,354
COMPUTERS – 2.47%
Hewlett-Packard Co.	76,785	2,153,051

		2,153,051
DIVERSIFIED FINANCIAL SERVICES – 18.45%
Bear Stearns Companies Inc. (The)	2,890	305,762
Citigroup Inc.	137,954	6,315,534
Federal Home Loan Mortgage Corp.	18,452	1,132,030
Federal National Mortgage Association	26,072	1,238,941
JP Morgan Chase & Co.	93,311	$3,417,049
MBNA Corp.	30,029	767,842
Merrill Lynch & Co. Inc.[1]	22,725	1,471,217
Morgan Stanley	26,401	1,436,478

		16,084,853
ELECTRIC – 7.85%
Ameren Corp.[1]	5,164	271,626
American Electric Power Co. Inc.	10,560	400,858
Consolidated Edison Inc.[1]	6,493	295,432
Dominion Resources Inc.	9,054	688,828
Duke Energy Corp.	23,557	623,789
Edison International	8,004	350,255
Entergy Corp.	5,657	400,063
Exelon Corp.[1]	17,626	917,081
FirstEnergy Corp.	8,795	417,763
FPL Group Inc.	9,700	417,682
PG&E Corp.	9,926	361,108
PPL Corp.	10,203	319,762
Progress Energy Inc.[1]	6,580	286,822
Public Service Enterprise Group Inc.	6,390	401,867
Southern Co. (The)	19,743	690,808

		6,843,744
FOOD – 2.09%
Campbell Soup Co.	6,853	199,422
ConAgra Foods Inc.	14,138	328,991
Heinz (H.J.) Co.	9,395	333,523
Kraft Foods Inc.	6,985	197,676
Kroger Co.[1,2]	19,360	385,264
Sara Lee Corp.[1]	21,063	375,975

		1,820,851
FOREST PRODUCTS & PAPER – 0.94%
International Paper Co.	14,234	415,348
Weyerhaeuser Co.	6,397	405,186

		820,534
HOUSEHOLD PRODUCTS & WARES – 0.85%
Kimberly-Clark Corp.[1]	12,959	736,590

		736,590
INSURANCE – 6.15%
Allstate Corp. (The)	18,001	950,273
Chubb Corp.	5,118	475,820

22	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
CIGNA Corp.	3,534	$409,485
Genworth Financial Inc. Class A	6,103	193,404
Hartford Financial Services Group Inc.[1]	7,933	632,657
Loews Corp.	3,348	311,297
Marsh & McLennan Companies Inc.	14,255	415,533
MetLife Inc.	10,885	537,828
Principal Financial Group Inc.[1]	7,879	391,035
St. Paul Travelers Companies Inc.	17,882	805,226
XL Capital Ltd. Class A	3,775	241,827

		5,364,385
MACHINERY – 0.46%
Deere & Co.	6,548	397,333

		397,333
MANUFACTURING – 0.50%
Cooper Industries Ltd.	2,586	183,322
Eaton Corp.	4,347	255,734

		439,056
OIL & GAS – 21.74%
Anadarko Petroleum Corp.	5,971	541,629
Chevron Corp.	60,109	3,430,421
ConocoPhillips	33,851	2,213,178
Devon Energy Corp.	11,831	714,356
Exxon Mobil Corp.	169,764	9,530,551
Kerr-McGee Corp.	2,778	236,241
Marathon Oil Corp.	9,772	587,884
Occidental Petroleum Corp.[1]	10,593	835,576
Valero Energy Corp.	8,168	859,600

		18,949,436
PHARMACEUTICALS – 3.17%
Bristol-Myers Squibb Co.	52,012	1,101,094
Merck & Co. Inc.	58,818	1,659,844

		2,760,938
REAL ESTATE INVESTMENT TRUSTS – 0.72%
Equity Office Properties Trust	10,799	332,609
Equity Residential[1]	7,493	294,100

		626,709
RETAIL – 0.21%
Limited Brands Inc.	9,178	183,652

		183,652

Security	Shares or Principal	Value
SAVINGS & LOANS – 1.20%
Washington Mutual Inc.	26,439	$1,046,984

		1,046,984
TELECOMMUNICATIONS – 10.06%
Alltel Corp.	9,552	590,887
AT&T Corp.	21,259	420,503
BellSouth Corp.	48,755	1,268,605
Lucent Technologies Inc.[1,2]	114,484	326,279
SBC Communications Inc.	88,047	2,099,921
Sprint Nextel Corp.	74,560	1,737,994
Verizon Communications Inc.	73,725	2,323,075

		8,767,264
TRANSPORTATION – 0.55%
Union Pacific Corp.	6,933	479,625

		479,625

TOTAL COMMON STOCKS (Cost: $85,064,122)		87,016,737
SHORT-TERM INVESTMENTS – 8.40%
CERTIFICATES OF DEPOSIT[3] – 0.86%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$17,656	17,656
Bank of Nova Scotia
3.79%, 01/03/06	14,125	14,124
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	31,782	31,780
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	52,969	52,969
Credit Suisse New York
3.98%, 07/19/06	88,282	88,282
Dexia Credit Local
4.02%, 08/30/06	17,656	17,654
Fortis Bank NY
3.83% - 3.84%, 01/25/06	52,969	52,970
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	91,813	91,814

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
HSBC Bank USA N.A.
3.72%, 08/03/06	$17,656	$17,661
Nordea Bank AB
3.80%, 10/02/06	21,188	21,183
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	52,969	52,962
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	54,735	54,728
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	97,110	97,113
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	28,250	28,250
Unicredito Italiano SpA
3.80%, 06/14/06	45,907	45,897
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	63,916	63,915

		748,958
COMMERCIAL PAPER[3] – 2.23%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	35,313	35,080
Amsterdam Funding Corp.
4.05%, 11/01/05	52,969	52,971
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	88,282	88,155
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	123,595	123,219
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	47,421	47,203
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	44,141	43,966
CC USA Inc.
4.23%, 04/21/06	10,594	10,381
Chariot Funding LLC
4.00%, 11/23/05	$31,538	$31,460
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	45,200	45,049
Dorada Finance Inc.
3.76%, 01/26/06	3,531	3,500
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	33,547	33,446
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	53,677	53,482
Ford Credit Auto Receivables
4.00%, 12/12/05	5,874	5,848
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	166,206	165,618
Galaxy Funding Inc.
4.23%, 04/18/06	10,135	9,935
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	61,398	61,337
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	52,969	52,731
General Electric Co.
3.98%, 12/30/05	17,656	17,541
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	112,800	112,648
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	44,141	44,004
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	84,751	84,177
HSBC PLC
3.88%, 02/03/06	10,594	10,487
Jupiter Securitization Corp.
4.01%, 11/29/05	41,487	41,357
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	73,804	73,411

24	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	$28,250	$28,172
Nordea North America Inc.
4.16%, 04/04/06	37,079	36,418
Park Avenue Receivables Corp.
4.00%, 11/22/05	54,965	54,837
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	137,367	136,957
Park Sienna LLC
4.01%, 11/23/05	7,086	7,069
Polonius Inc.
4.01%, 11/23/05	19,422	19,374
Preferred Receivables Funding
4.01%, 11/29/05	9,604	9,574
Ranger Funding Co. LLC
4.03%, 11/30/05	37,377	37,256
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	35,313	34,899
Sedna Finance Inc.
3.92%, 02/21/06	8,828	8,721
Sigma Finance Inc.
4.16%, 04/06/06	21,188	20,806
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	26,838	26,713
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	99,061	98,829
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	7,597	7,578
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	23,605	23,437
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	142,635	142,184

		1,939,830

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	$17,656	$17,656

		17,656
MEDIUM-TERM NOTES[3] – 0.08%
Dorada Finance Inc.
3.93%, 07/07/06[4]	10,947	10,946
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	56,501	56,495

		67,441
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	21,533	21,533

		21,533
REPURCHASE AGREEMENTS[3] – 1.64%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $353,169 and an effective yield of 4.03%.[7]	$353,129	353,129
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $353,169 and an effective yield of 4.03%.[7]	353,129	353,129
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $459,119 and an effective yield of 4.03%.[7]	459,068	459,068
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $88,292 and an effective yield of 4.05%.[7]	88,282	88,282

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $176,584 and an effective yield of 4.03%.[7]	$176,564	$176,564

		1,430,172
TIME DEPOSITS[3] – 0.17%
Deutsche Bank
4.03%, 11/01/05	46,227	46,227
SunTrust Bank
3.97%, 11/01/05	105,939	105,939

		152,166
VARIABLE & FLOATING RATE NOTES[3] – 3.38%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	110,000	110,027
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	135,955	135,953
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	58,266	58,266
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	19,422	19,434
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	114,767	114,835
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	22,953	22,953
Bank of America N.A.
3.81%, 08/10/06	176,564	176,564
Bank of Ireland
3.97%, 11/17/06[4]	35,313	35,313
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	87,929	87,925
BMW US Capital LLC
3.94%, 11/15/06[4]	35,313	35,313
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	$94,992	$94,988
Commodore CDO Ltd.
3.91%, 06/13/06[4]	8,828	8,828
DEPFA Bank PLC
3.88%, 09/15/06	35,313	35,313
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	56,147	56,150
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	35,313	35,313
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	35,313	35,312
Fifth Third Bancorp.
3.99%, 09/22/06[4]	70,626	70,626
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	24,719	24,719
General Electric Capital Corp.
4.04%, 10/06/06	15,891	15,904
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	26,485	26,484
Hartford Life Global Funding Trusts
3.96%, 08/15/06	35,313	35,313
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	35,313	35,313
HSBC Bank USA N.A.
4.20%, 05/04/06	12,360	12,365
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	67,094	67,095
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	37,037	37,037
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	137,720	137,730
Lothian Mortgages PLC
4.02%, 01/24/06[4]	17,656	17,656

26	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Marshall & Ilsley Bank
4.10%, 02/20/06	$35,313	$35,326
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	105,585	105,657
Mound Financing PLC
3.94%, 11/08/06[4]	70,626	70,626
Natexis Banques Populaires
3.95%, 10/16/06[4]	26,485	26,485
National City Bank (Ohio)
3.83%, 01/06/06	17,656	17,655
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	130,658	130,666
Nordea Bank AB
3.92%, 08/11/06[4]	61,798	61,798
Northern Rock PLC
3.87%, 08/03/06[4]	42,375	42,377
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	96,051	96,052
Principal Life Income Funding Trusts
3.74%, 05/10/06	26,485	26,485
Royal Bank of Scotland
3.80%, 04/05/06	47,231	47,223
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	30,016	30,015
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	145,136	145,134
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	35,313	35,313
Strips III LLC
4.08%, 07/24/06[4,8]	9,945	9,945
SunTrust Bank
4.19%, 04/28/06	52,969	52,969
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	78,748	78,741
Toyota Motor Credit Corp.
3.95%, 04/10/06	15,891	15,891
Union Hamilton Special Funding LLC
4.00%, 03/28/06	$35,313	$35,313
US Bank N.A.
4.01%, 09/29/06	15,891	15,887
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	78,558	78,558
Wells Fargo & Co.
3.96%, 09/15/06[4]	17,656	17,658
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	61,798	61,794
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	90,401	90,399
Winston Funding Ltd.
4.26%, 01/23/06[4]	25,213	25,213
World Savings Bank
3.89%, 03/09/06	52,969	52,968

		2,948,877

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,326,633)		7,326,633

TOTAL INVESTMENTS IN SECURITIES – 108.22% (Cost: $92,390,755)		94,343,370
Other Assets, Less Liabilities – (8.22)%		(7,167,884)

NET ASSETS – 100.00%		$87,175,486

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.98%
ADVERTISING – 0.63%
Harte-Hanks Inc.	4,844	$124,006
Interpublic Group of Companies Inc.[1,2]	39,867	411,826

		535,832
AEROSPACE & DEFENSE – 1.59%
Alliant Techsystems Inc.[1]	3,551	249,351
Goodrich (B.F.) Co.	11,337	408,926
Rockwell Collins Inc.	15,262	699,305

		1,357,582
APPAREL – 0.71%
Columbia Sportswear Co.[1]	1,426	60,505
Polo Ralph Lauren Corp.	5,748	282,802
Reebok International Ltd.	4,657	265,682

		608,989
AUTO MANUFACTURERS – 0.19%
Navistar International Corp.[1]	5,879	161,790

		161,790
BANKS – 2.87%
Bank of Hawaii Corp.	5,060	259,983
BOK Financial Corp.	2,692	118,502
Cathay General Bancorp	4,049	157,870
City National Corp.	4,302	315,681
International Bancshares Corp.	4,669	139,790
Synovus Financial Corp.	24,345	668,757
Westamerica Bancorp[2]	2,980	158,864
Zions Bancorporation	8,481	623,099

		2,442,546
BEVERAGES – 0.76%
Brown-Forman Corp. Class B	3,775	239,108
Pepsi Bottling Group Inc.	14,447	410,728

		649,836
BUILDING MATERIALS – 2.04%
American Standard Companies Inc.	17,007	646,946
Martin Marietta Materials Inc.	4,436	350,045
USG Corp.[1,2]	3,059	180,848
Vulcan Materials Co.	8,669	563,485

		1,741,324
CHEMICALS – 1.19%
Airgas Inc.	6,037	170,666
Cabot Corp.[2]	5,854	199,680
International Flavors & Fragrances Inc.	8,230	$271,508
Sigma-Aldrich Corp.[2]	5,566	354,554
Valhi Inc.[2]	1,154	20,391

		1,016,799
COAL – 1.47%
Arch Coal Inc.	5,811	447,854
CONSOL Energy Inc.	8,481	516,493
Massey Energy Co.	7,139	286,060

		1,250,407
COMMERCIAL SERVICES – 2.21%
ADESA Inc.	8,689	185,945
ARAMARK Corp. Class B	11,254	286,077
Block (H & R) Inc.	28,902	718,504
Equifax Inc.	12,734	438,941
Hewitt Associates Inc. Class A1	3,765	100,488
Valassis Communications Inc.[1]	4,908	153,375

		1,883,330
COMPUTERS – 4.10%
BISYS Group Inc. (The)[1]	11,264	142,827
Cadence Design Systems Inc.[1,2]	25,824	412,668
Ceridian Corp.[1]	13,977	306,236
Diebold Inc.	6,789	245,354
DST Systems Inc.[1,2]	5,981	335,654
Lexmark International Inc.[1]	12,228	507,707
NCR Corp.[1]	17,596	531,751
Seagate Technology	35,836	519,264
Synopsys Inc.[1]	13,737	260,316
Western Digital Corp.[1,2]	19,419	234,970

		3,496,747
COSMETICS & PERSONAL CARE – 0.39%
Alberto-Culver Co.	7,710	334,691

		334,691
DISTRIBUTION & WHOLESALE – 0.85%
Grainger (W.W.) Inc.	7,657	512,866
Ingram Micro Inc. Class A1	11,874	214,919

		727,785
DIVERSIFIED FINANCIAL SERVICES – 3.43%
AmeriCredit Corp.[1,2]	13,929	311,313
Ameritrade Holding Corp.[1]	25,770	541,943
E*TRADE Financial Corp.[1]	34,860	646,653
Federated Investors Inc. Class B	9,060	317,191

28	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Shares	Value
IndyMac Bancorp Inc.	5,870	$219,127
Janus Capital Group Inc.	21,454	376,518
Jefferies Group Inc.[2]	4,665	198,076
Nuveen Investments Inc. Class A	5,691	230,315
Student Loan Corp.	380	83,296

		2,924,432
ELECTRIC – 0.42%
Reliant Energy Inc.[1]	28,184	357,937

		357,937
ELECTRICAL COMPONENTS & EQUIPMENT – 1.12%
American Power Conversion Corp.	17,728	379,202
Energizer Holdings Inc.[1]	6,682	337,374
Hubbell Inc. Class B	4,910	236,466

		953,042
ELECTRONICS – 2.42%
Applera Corp. - Applied Biosystems Group	19,064	462,683
AVX Corp.[2]	4,924	60,959
Mettler Toledo International Inc.[1,2]	3,978	205,265
PerkinElmer Inc.	11,406	251,730
Sanmina-SCI Corp.[1]	48,931	178,598
Solectron Corp.[1,2]	91,892	324,379
Tektronix Inc.	8,003	183,909
Thomas & Betts Corp.[1]	5,539	215,578
Vishay Intertechnology Inc.[1]	16,066	182,188

		2,065,289
ENGINEERING & CONSTRUCTION – 0.99%
Fluor Corp.	7,879	501,104
Jacobs Engineering Group Inc.[1]	5,319	339,086

		840,190
ENTERTAINMENT – 0.73%
GTECH Holdings Corp.	11,155	355,175
International Speedway Corp. Class A	2,719	140,518
Regal Entertainment Group Class A2	4,375	80,631
Warner Music Group Corp.	3,023	46,826

		623,150
ENVIRONMENTAL CONTROL – 0.83%
Allied Waste Industries Inc.[1,2]	20,207	164,485
Nalco Holding Co.[1]	7,889	134,113
Republic Services Inc.	11,445	404,581

		703,179
FOOD – 1.48%
Dreyer’s Grand Ice Cream Holdings Inc.	2,689	$221,762
Hormel Foods Corp.	6,979	221,932
McCormick & Co. Inc. NVS	10,656	322,770
Smithfield Foods Inc.[1]	8,244	243,858
Smucker (J.M.) Co. (The)[2]	5,473	250,171

		1,260,493
FOREST PRODUCTS & PAPER – 1.68%
MeadWestvaco Corp.[2]	19,261	505,023
Plum Creek Timber Co. Inc.	17,348	674,837
Smurfit-Stone Container Corp.[1]	23,937	252,775

		1,432,635

GAS – 0.27%
UGI Corp.	9,815	231,634

		231,634
HAND & MACHINE TOOLS – 1.20%
Black & Decker Corp.	7,749	636,425
Stanley Works (The)	8,048	385,741

		1,022,166
HEALTH CARE - PRODUCTS – 0.77%
Bausch & Lomb Inc.	4,993	370,431
Beckman Coulter Inc.	5,848	288,072

		658,503
HEALTH CARE - SERVICES – 4.01%
Health Management Associates Inc. Class A	21,786	466,438
Health Net Inc.[1]	10,571	495,146
Humana Inc.[1]	15,174	673,574
Manor Care Inc.[2]	8,270	308,057
PacifiCare Health Systems Inc.[1]	8,178	673,540
Triad Hospitals Inc.[1]	8,038	330,603
Universal Health Services Inc. Class B	5,158	243,148
WellChoice Inc.[1]	3,005	227,328

		3,417,834
HOLDING COMPANIES - DIVERSIFIED – 0.38%
Leucadia National Corp.	7,610	326,926

		326,926
HOME BUILDERS – 6.08%
Beazer Homes USA Inc.	3,704	214,647
Centex Corp.	11,675	751,286

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Shares	Value
Horton (D.R.) Inc.	25,744	$790,083
KB Home	7,239	473,069
Lennar Corp. Class A	11,588	644,061
Lennar Corp. Class B	1,041	53,768
M.D.C. Holdings Inc.	2,873	197,088
NVR Inc.[1]	545	373,597
Pulte Homes Inc.	20,141	761,128
Ryland Group Inc.[2]	4,486	301,908
Standard-Pacific Corp.	6,430	248,069
Toll Brothers Inc.[1,2]	10,261	378,733

		5,187,437
HOUSEHOLD PRODUCTS & WARES – 0.83%
Avery Dennison Corp.	9,221	522,370
Scotts Miracle-Gro Co. (The) Class A2	2,108	185,061

		707,431
HOUSEWARES – 0.18%
Toro Co.	4,109	150,020

		150,020
INSURANCE – 2.56%
Alleghany Corp.[1]	473	142,373
Ambac Financial Group Inc.	10,233	725,417
Erie Indemnity Co. Class A	2,784	147,441
Gallagher (Arthur J.) & Co.	8,784	258,425
HCC Insurance Holdings Inc.[2]	9,906	297,180
Markel Corp.[1]	865	275,070
Transatlantic Holdings Inc.[2]	2,503	144,924
Unitrin Inc.	4,227	194,442

		2,185,272
INTERNET – 1.02%
Check Point Software Technologies Ltd.[1]	17,003	380,187
Expedia Inc.[1]	25,817	485,101

		865,288
LEISURE TIME – 1.22%
Brunswick Corp.	9,159	349,233
Polaris Industries Inc.	4,108	185,230
Royal Caribbean Cruises Ltd.	12,230	506,811

		1,041,274
LODGING – 1.22%
Harrah’s Entertainment Inc.	17,135	1,036,325

		1,036,325
MACHINERY – 1.56%
Cummins Inc.[2]	3,739	$319,198
IDEX Corp.	4,675	187,093
Rockwell Automation Inc.	15,507	824,197

		1,330,488
MANUFACTURING – 5.28%
Brink’s Co. (The)	5,372	210,958
Carlisle Companies Inc.[2]	2,952	196,869
Donaldson Co. Inc.	6,922	216,312
Dover Corp.	19,186	747,870
Harsco Corp.	3,932	252,631
ITT Industries Inc.	8,695	883,412
Leggett & Platt Inc.	18,038	361,482
Pall Corp.	11,739	307,092
Parker Hannifin Corp.	11,282	707,156
Pentair Inc.	9,585	311,417
SPX Corp.	7,195	309,529

		4,504,728
MEDIA – 1.27%
Gemstar-TV Guide International Inc.[1]	23,166	60,232
Hearst-Argyle Television Inc.[2]	2,486	59,565
Lee Enterprises Inc.[2]	3,628	142,254
McClatchy Co. (The) Class A	1,920	120,346
Meredith Corp.	3,818	190,518
New York Times Co. Class A2	13,794	375,749
Westwood One Inc.[2]	7,198	133,163

		1,081,827
METAL FABRICATE & HARDWARE – 0.94%
Precision Castparts Corp.	12,255	580,397
Timken Co. (The)	7,840	222,342

		802,739
MINING – 1.48%
Phelps Dodge Corp.	8,859	1,067,244
Southern Copper Corp.	3,476	191,667

		1,258,911
OFFICE FURNISHINGS – 0.34%
HNI Corp.	4,430	216,627
Steelcase Inc. Class A	5,356	76,698

		293,325

30	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Shares	Value
OIL & GAS – 4.16%
Chesapeake Energy Corp.	29,303	$940,626
Denbury Resources Inc.[1]	5,156	224,956
Murphy Oil Corp.	16,495	772,791
Newfield Exploration Co.[1]	11,932	540,878
Pioneer Natural Resources Co.	13,573	679,329
Tesoro Corp.	6,328	386,957

		3,545,537
OIL & GAS SERVICES – 0.27%
Tidewater Inc.	5,032	231,271

		231,271
PACKAGING & CONTAINERS – 1.54%
Ball Corp.	9,632	379,212
Crown Holdings Inc.[1]	15,797	256,227
Pactiv Corp.[1]	14,228	280,292
Sealed Air Corp.[1]	7,911	398,002

		1,313,733
PHARMACEUTICALS – 2.40%
AmerisourceBergen Corp.	9,985	761,556
Mylan Laboratories Inc.	20,526	394,304
Omnicare Inc.	9,829	531,749
Watson Pharmaceuticals Inc.[1,2]	10,324	356,797

		2,044,406
PIPELINES – 3.89%
Equitable Resources Inc.	10,881	420,551
Kinder Morgan Inc.	9,209	837,098
Questar Corp.	7,994	629,527
Western Gas Resources Inc.	6,092	263,784
Williams Companies Inc.	52,443	1,169,479

		3,320,439
REAL ESTATE – 0.24%
Forest City Enterprises Inc. Class A	5,456	201,272

		201,272
REAL ESTATE INVESTMENT TRUSTS – 9.44%
AMB Property Corp.	7,778	343,632
AvalonBay Communities Inc.[2]	6,865	592,106
CarrAmerica Realty Corp.	5,490	180,786
CBL & Associates Properties Inc.[2]	5,638	210,579
CenterPoint Properties Trust[2]	4,573	208,346
Developers Diversified Realty Corp.	10,241	447,327
Essex Property Trust Inc.[2]	1,986	$178,502
Federal Realty Investment Trust[2]	4,961	300,885
Health Care Property Investors Inc.[2]	12,546	319,296
Host Marriott Corp.[2]	30,751	516,309
Kimco Realty Corp.[2]	20,151	596,873
Macerich Co. (The)[2]	5,565	357,663
Pan Pacific Retail Properties Inc.	3,845	244,157
ProLogis	22,514	968,102
Public Storage Inc.	8,352	552,902
Realty Income Corp.[2]	7,442	165,733
Regency Centers Corp.	5,726	318,766
Shurgard Storage Centers Inc. Class A	4,351	245,527
SL Green Realty Corp.	3,844	261,507
Trizec Properties Inc.	8,683	193,197
United Dominion Realty Trust Inc.	12,537	277,444
Ventas Inc.	9,719	297,693
Weingarten Realty Investors	7,516	267,269

		8,044,601
RETAIL – 7.66%
AnnTaylor Stores Corp.[1]	6,891	167,245
AutoZone Inc.[1]	5,280	427,152
Barnes & Noble Inc.	5,309	191,973
Blockbuster Inc. Class A2	10,171	46,380
Blockbuster Inc. Class B	6,341	27,457
Brinker International Inc.[1]	8,303	316,510
Claire’s Stores Inc.	7,698	200,533
Darden Restaurants Inc.[2]	13,947	452,162
Dollar Tree Stores Inc.[1]	10,327	222,650
Family Dollar Stores Inc.[2]	14,874	329,310
Foot Locker Inc.	14,799	287,693
Nordstrom Inc.	21,894	758,627
Office Depot Inc.[1]	29,470	811,309
OfficeMax Inc.	6,072	170,137
Outback Steakhouse Inc.[2]	6,973	262,603
RadioShack Corp.	12,699	280,648
Regis Corp.	4,152	159,271
Ross Stores Inc.	13,935	376,802
Tiffany & Co.[2]	13,736	541,198
Wendy’s International Inc.	10,697	499,764

		6,529,424

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Shares	Value
SAVINGS & LOANS – 0.22%
Capitol Federal Financial[2]	1,981	$69,097
Downey Financial Corp.	1,948	118,731

		187,828
SEMICONDUCTORS – 3.03%
Advanced Micro Devices Inc.[1,2]	37,111	861,717
Fairchild Semiconductor International Inc. Class A1	11,206	172,572
LSI Logic Corp.[1]	36,474	295,804
MEMC Electronic Materials Inc.[1]	14,087	252,721
Micron Technology Inc.[1]	57,780	750,562
Teradyne Inc.[1]	18,361	248,608

		2,581,984
SOFTWARE – 0.79%
BMC Software Inc.[1]	21,074	412,840
Compuware Corp.[1]	32,654	264,171

		677,011
TELECOMMUNICATIONS – 2.19%
ADTRAN Inc.	6,323	191,271
Andrew Corp.[1,2]	14,010	148,786
Avaya Inc.[1]	42,521	489,842
RCN Corp.[1]	3,430	69,629
Scientific-Atlanta Inc.	14,355	508,741
Tellabs Inc.[1]	40,016	382,553
United States Cellular Corp.[1]	1,437	73,287

		1,864,109
TEXTILES – 0.47%
Mohawk Industries Inc.[1]	5,095	397,665

		397,665
TOYS, GAMES & HOBBIES – 0.14%
Marvel Entertainment Inc.[1,2]	6,879	121,070

		121,070
TRANSPORTATION – 0.47%
CNF Inc.	4,967	279,493
Overseas Shipholding Group Inc.	2,586	123,094

		402,587
WATER – 0.36%
Aqua America Inc.[2]	8,977	304,141

		304,141

TOTAL COMMON STOCKS (Cost: $82,384,463)		85,237,211

Security	Principal	Value
SHORT-TERM INVESTMENTS– 9.52%
CERTIFICATES OF DEPOSIT[3]– 0.97%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$19,590	$19,590
Bank of Nova Scotia
3.79%, 01/03/06	15,672	15,671
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	35,262	35,260
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	58,770	58,770
Credit Suisse New York
3.98%, 07/19/06	97,950	97,950
Dexia Credit Local
4.02%, 08/30/06	19,590	19,587
Fortis Bank NY
3.83% - 3.84%, 01/25/06	58,770	58,770
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	101,868	101,868
HSBC Bank USA N.A.
3.72%, 08/03/06	19,590	19,595
Nordea Bank AB
3.80%, 10/02/06	23,508	23,503
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	58,770	58,761
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	60,729	60,720
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	107,744	107,748
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	31,344	31,344
Unicredito Italiano SpA
3.80%, 06/14/06	50,934	50,923
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	70,915	70,915

		830,975

32	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Principal	Value
COMMERCIAL PAPER[3] – 2.52%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	$39,180	$38,915
Amsterdam Funding Corp.
4.05%, 11/01/05	58,770	58,770
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	97,950	97,809
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	137,129	136,712
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	52,614	52,371
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	48,975	48,781
CC USA Inc.
4.23%, 04/21/06	11,754	11,518
Chariot Funding LLC
4.00%, 11/23/05	34,991	34,906
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	50,150	49,983
Dorada Finance Inc.
3.76%, 01/26/06	3,918	3,883
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	37,221	37,109
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	59,555	59,339
Ford Credit Auto Receivables
4.00%, 12/12/05	6,518	6,488
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	184,407	183,755
Galaxy Funding Inc.
4.23%, 04/18/06	11,245	11,023
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	68,121	68,054
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	$58,770	$58,505
General Electric Co.
3.98%, 12/30/05	19,590	19,462
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	125,152	124,985
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	48,975	48,822
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	94,032	93,396
HSBC PLC
3.88%, 02/03/06	11,754	11,635
Jupiter Securitization Corp.
4.01%, 11/29/05	46,030	45,886
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	81,886	81,450
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	31,344	31,257
Nordea North America Inc.
4.16%, 04/04/06	41,139	40,407
Park Avenue Receivables Corp.
4.00%, 11/22/05	60,984	60,842
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	152,409	151,953
Park Sienna LLC
4.01%, 11/23/05	7,862	7,843
Polonius Inc.
4.01%, 11/23/05	21,549	21,496
Preferred Receivables Funding
4.01%, 11/29/05	10,655	10,622
Ranger Funding Co. LLC
4.03%, 11/30/05	41,470	41,335
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	39,180	38,720

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
Sedna Finance Inc.
3.92%, 02/21/06	$9,795	$9,675
Sigma Finance Inc.
4.16%, 04/06/06	23,508	23,084
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	29,777	29,638
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	109,909	109,650
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	8,429	8,408
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	26,190	26,003
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	158,255	157,752

		2,152,242
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	19,590	19,590

		19,590
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	12,146	12,145
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	62,688	62,682

		74,827
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	13,555	13,555

		13,555
REPURCHASE AGREEMENTS[3] – 1.86%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $391,842 and an effective yield of 4.03%.[7]	$391,798	391,798

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $391,842 and an effective yield of 4.03%.[7]	$391,798	$391,798
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $509,394 and an effective yield of 4.03%.[7]	509,337	509,337
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $97,961 and an effective yield of 4.05%.[7]	97,950	97,950
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $195,921 and an effective yield of 4.03%.[7]	195,899	195,899

		1,586,782
TIME DEPOSITS[3] – 0.20%
Deutsche Bank
4.03%, 11/01/05	51,289	51,289
SunTrust Bank
3.97%, 11/01/05	117,539	117,539

		168,828
VARIABLE & FLOATING RATE NOTES[3] – 3.84%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	122,045	122,076
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	150,842	150,842
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	64,647	64,647
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	21,549	21,563

34	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Principal	Value
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$127,334	$127,410
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	25,467	25,467
Bank of America N.A.
3.81%, 08/10/06	195,899	195,899
Bank of Ireland
3.97%, 11/17/06[4]	39,180	39,180
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	97,558	97,552
BMW US Capital LLC
3.94%, 11/15/06[4]	39,180	39,180
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	105,394	105,390
Commodore CDO Ltd.
3.91%, 06/13/06[4]	9,795	9,795
DEPFA Bank PLC
3.88%, 09/15/06	39,180	39,180
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	62,296	62,298
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	39,180	39,180
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	39,180	39,180
Fifth Third Bancorp.
3.99%, 09/22/06[4]	78,360	78,360
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	27,426	27,426
General Electric Capital Corp.
4.04%, 10/06/06	17,631	17,646
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	29,385	29,385
Hartford Life Global Funding Trusts
3.96%, 08/15/06	39,180	39,180
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	39,180	39,180
HSBC Bank USA N.A.
4.20%, 05/04/06	$13,713	$13,719
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	74,442	74,442
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	41,093	41,093
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	152,801	152,812
Lothian Mortgages PLC
4.02%, 01/24/06[4]	19,590	19,590
Marshall & Ilsley Bank
4.10%, 02/20/06	39,180	39,194
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	117,148	117,228
Mound Financing PLC
3.94%, 11/08/06[4]	78,360	78,360
Natexis Banques Populaires
3.95%, 10/16/06[4]	29,385	29,385
National City Bank (Ohio)
3.83%, 01/06/06	19,590	19,589
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	144,965	144,974
Nordea Bank AB
3.92%, 08/11/06[4]	68,565	68,565
Northern Rock PLC
3.87%, 08/03/06[4]	47,016	47,018
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	106,569	106,570
Principal Life Income Funding Trusts
3.74%, 05/10/06	29,385	29,386
Royal Bank of Scotland
3.80%, 04/05/06	52,403	52,394
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	33,303	33,302
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	161,029	161,027

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID CORE INDEX FUND

October 31, 2005

Security	Principal	Value
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	$39,180	$39,180
Strips III LLC
4.08%, 07/24/06[4,8]	11,034	11,034
SunTrust Bank
4.19%, 04/28/06	58,770	58,770
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	87,371	87,363
Toyota Motor Credit Corp.
3.95%, 04/10/06	17,631	17,631
Union Hamilton Special Funding LLC
4.00%, 03/28/06	39,180	39,180
US Bank N.A.
4.01%, 09/29/06	17,631	17,627
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	87,161	87,161
Wells Fargo & Co.
3.96%, 09/15/06[4]	19,590	19,592
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	68,565	68,560
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	100,300	100,299
Winston Funding Ltd.
4.26%, 01/23/06[4]	27,974	27,974
World Savings Bank
3.89%, 03/09/06	58,770	58,769

		3,271,804

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,118,603)		8,118,603

TOTAL INVESTMENTS IN SECURITIES – 109.50% (Cost: $90,503,066)		93,355,814
Other Assets, Less Liabilities – (9.50)%		(8,100,685)

NET ASSETS – 100.00%		$85,255,129

NVS	– Non-Voting Shares

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

36	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 100.00%
ADVERTISING – 1.00%
Donnelley (R.H.) Corp.[1]	1,887	$116,485
Getty Images Inc.[1]	2,809	233,175
Lamar Advertising Co.[1,2]	5,103	227,696

		577,356
AEROSPACE & DEFENSE – 0.93%
L-3 Communications Holdings Inc.[2]	6,924	538,826

		538,826
AIRLINES – 0.19%
JetBlue Airways Corp.[1,2]	5,791	107,771

		107,771
APPAREL – 0.16%
Timberland Co. Class A1	3,338	93,965

		93,965
AUTO MANUFACTURERS – 0.33%
Oshkosh Truck Corp.	4,388	191,141

		191,141
BANKS – 0.96%
Commerce Bancorp Inc.[2]	9,540	290,684
East West Bancorp Inc.	3,036	116,248
Investors Financial Services Corp.	3,957	151,078

		558,010
BEVERAGES – 0.47%
Constellation Brands Inc.[1]	11,589	272,805

		272,805
BIOTECHNOLOGY – 4.22%
Affymetrix Inc.[1,2]	3,615	164,229
Celgene Corp.[1]	9,865	553,426
Charles River Laboratories International Inc.[1]	4,315	188,824
Chiron Corp.[1,2]	6,554	289,294
Invitrogen Corp.[1]	3,167	201,390
MedImmune Inc.[1]	14,955	523,126
Millennium Pharmaceuticals Inc.[1]	18,317	167,051
Millipore Corp.[1]	2,980	182,436
Protein Design Labs Inc.[1]	6,336	177,535

		2,447,311
BUILDING MATERIALS – 0.30%
Florida Rock Industries Inc.[2]	3,041	$173,033

		173,033
CHEMICALS – 0.81%
Ecolab Inc.	11,130	368,180
Mosaic Co. (The)[1,2]	7,611	100,465

		468,645
COAL – 1.05%
Peabody Energy Corp.	7,829	611,915

		611,915
COMMERCIAL SERVICES – 3.70%
Alliance Data Systems Corp.[1]	2,732	97,150
Career Education Corp.[1]	6,156	219,092
ChoicePoint Inc.[1]	5,329	225,204
Corporate Executive Board Co. (The)[2]	2,489	205,691
Education Management Corp.[1]	4,115	126,907
Interactive Data Corp.	2,100	48,720
Iron Mountain Inc.[1]	6,625	258,375
ITT Educational Services Inc.[1,2]	2,755	152,296
Laureate Education Inc.[1]	2,690	132,886
Pharmaceutical Product Development Inc.	2,996	172,180
Robert Half International Inc.	10,361	382,114
Weight Watchers International Inc.[1,2]	2,446	128,586

		2,149,201
COMPUTERS – 3.73%
Affiliated Computer Services Inc. Class A1	7,344	397,384
CACI International Inc. Class A1	1,757	95,827
Cognizant Technology Solutions Corp.[1]	8,113	356,810
National Instruments Corp.	3,182	76,050
Network Appliance Inc.[1]	21,936	600,169
SanDisk Corp.[1]	10,851	639,015

		2,165,255
COSMETICS & PERSONAL CARE – 0.46%
Estee Lauder Companies Inc. Class A	8,068	267,616

		267,616
DISTRIBUTION & WHOLESALE – 0.89%
CDW Corp.	3,909	220,272
Fastenal Co.[2]	4,233	296,860

		517,132

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 4.13%
Affiliated Managers Group Inc.[1]	2,019	$154,958
BlackRock Inc.	866	82,097
CapitalSource Inc.[1,2]	4,880	107,360
Chicago Mercantile Exchange Holdings Inc.	1,634	596,655
Eaton Vance Corp.	8,009	199,344
First Marblehead Corp. (The)[2]	1,917	56,724
Legg Mason Inc.	6,443	691,398
Rowe (T.) Price Group Inc.	7,793	510,597

		2,399,133
ELECTRICAL COMPONENTS & EQUIPMENT – 0.64%
AMETEK Inc.[2]	4,154	169,192
Molex Inc.	3,449	87,294
Molex Inc. Class A	4,769	113,931

		370,417
ELECTRONICS – 3.80%
Amphenol Corp. Class A	5,266	210,482
Cogent Inc.[1]	2,301	61,092
Fisher Scientific International Inc.[1]	6,910	390,415
FLIR Systems Inc.[1,2]	4,125	86,460
Garmin Ltd.[2]	3,474	199,512
Gentex Corp.	9,321	175,421
Jabil Circuit Inc.[1]	10,637	317,514
Symbol Technologies Inc.	14,627	121,404
Thermo Electron Corp.[1]	9,670	291,937
Trimble Navigation Ltd.[1]	3,192	92,153
Waters Corp.[1]	7,085	256,477

		2,202,867
ENTERTAINMENT – 0.51%
DreamWorks Animation SKG Inc. Class A1	2,683	68,792
Penn National Gaming Inc.[1]	3,755	110,960
Scientific Games Corp. Class A1,2	3,934	117,863

		297,615
ENVIRONMENTAL CONTROL – 0.27%
Stericycle Inc.[1]	2,717	156,391

		156,391
FOOD – 0.96%
Whole Foods Market Inc.	3,865	557,062

		557,062
HEALTH CARE - PRODUCTS – 5.25%
Bard (C.R.) Inc.	6,298	$392,869
Cooper Companies Inc.	2,640	181,738
Cytyc Corp.[1]	6,809	172,608
Dade Behring Holdings Inc.	5,344	192,437
DENTSPLY International Inc.	4,301	237,157
Edwards Lifesciences Corp.[1,2]	3,563	147,437
Gen-Probe Inc.[1]	2,991	122,152
Henry Schein Inc.[1,2]	5,202	206,207
IDEXX Laboratories Inc.[1]	2,030	142,364
INAMED Corp.[1]	2,145	152,509
Kinetic Concepts Inc.[1]	3,035	108,957
Patterson Companies Inc.[1,2]	7,004	289,826
ResMed Inc.[1,2]	4,050	154,427
Respironics Inc.[1]	4,724	169,450
Varian Medical Systems Inc.[1]	8,224	374,685

		3,044,823
HEALTH CARE - SERVICES – 3.48%
Community Health Systems Inc.[1,2]	5,241	194,494
Covance Inc.[1]	3,766	183,216
Coventry Health Care Inc.[1]	9,556	515,928
DaVita Inc.[1]	6,012	295,670
Laboratory Corp. of America Holdings[1]	8,121	391,838
Lincare Holdings Inc.[1]	6,033	246,448
Renal Care Group Inc.[1]	4,033	188,946

		2,016,540
HOME BUILDERS – 0.16%
Hovnanian Enterprises Inc. Class A1,2	2,027	91,195

		91,195
HOME FURNISHINGS – 0.73%
Harman International Industries Inc.	3,962	395,645
Tempur-Pedic International Inc.[1,2]	2,650	29,309

		424,954
HOUSEHOLD PRODUCTS & WARES – 0.37%
Church & Dwight Co. Inc.[2]	3,823	133,996
Fossil Inc.[1,2]	2,396	37,521
Spectrum Brands Inc.[1]	2,080	43,056

		214,573
INSURANCE – 0.81%
Brown & Brown Inc.[2]	3,366	182,875
White Mountains Insurance Group Ltd.	477	288,537

		471,412

38	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
INTERNET – 2.43%
CheckFree Corp.[1]	3,950	$167,875
Emdeon Corp.[1]	20,673	190,192
Macromedia Inc.[1]	4,399	193,204
McAfee Inc.[1,2]	9,393	282,072
Monster Worldwide Inc.[1,2]	6,494	213,068
VeriSign Inc.[1]	15,297	361,468

		1,407,879
LODGING – 1.88%
Boyd Gaming Corp.	2,784	114,840
Choice Hotels International Inc.	2,198	72,732
Hilton Hotels Corp.	21,737	422,785
Kerzner International Ltd.[1]	1,752	102,229
Station Casinos Inc.	2,902	186,018
Wynn Resorts Ltd.[1]	4,134	192,975

		1,091,579
MACHINERY – 0.93%
Graco Inc.	4,118	141,124
Joy Global Inc.	4,692	215,222
Zebra Technologies Corp. Class A1,2	4,313	185,933

		542,279
MANUFACTURING – 0.34%
Roper Industries Inc.	5,153	194,268

		194,268
MEDIA – 5.08%
Cablevision Systems Corp.[1]	11,294	280,091
Dex Media Inc.	6,688	180,375
Discovery Holding Co. Class A1	16,099	226,835
Dow Jones & Co. Inc.	2,722	92,303
Liberty Global Inc. Class A1	13,762	340,885
Scripps (E.W.) Co. Class A	4,882	223,596
Sirius Satellite Radio Inc.[1,2]	72,003	449,299
Univision Communications Inc. Class A1,2	15,333	400,805
Washington Post Co. (The) Class B	369	274,905
Wiley (John) & Sons Inc. Class A	2,479	97,177
XM Satellite Radio Holdings Inc. Class A1	13,286	383,035

		2,949,306
OFFICE FURNISHINGS – 0.20%
Herman Miller Inc.	4,299	117,836

		117,836
OIL & GAS – 7.21%
Diamond Offshore Drilling Inc.	3,661	$206,700
ENSCO International Inc.	9,123	415,918
GlobalSantaFe Corp.[2]	13,106	583,872
Helmerich & Payne Inc.	2,761	152,959
Nabors Industries Ltd.[1]	9,469	649,857
Noble Corp.	7,945	511,499
Patterson-UTI Energy Inc.	10,001	341,334
Plains Exploration & Production Co.[1]	4,623	180,297
Pride International Inc.[1]	9,504	266,777
Quicksilver Resources Inc.[1,2]	3,231	125,137
Range Resources Corp.	5,148	183,732
Rowan Companies Inc.	6,421	211,829
Southwestern Energy Co.[1]	4,878	353,850

		4,183,761
OIL & GAS SERVICES – 5.11%
BJ Services Co.	19,346	672,274
Cooper Cameron Corp.[1]	3,305	243,678
Dresser-Rand Group Inc.[1]	1,676	36,369
FMC Technologies Inc.[1,2]	4,126	150,434
Grant Prideco Inc.[1]	7,379	286,969
National Oilwell Varco Inc.[1]	10,352	646,689
Smith International Inc.	12,768	413,683
Weatherford International Ltd.[1]	8,266	517,452

		2,967,548
PHARMACEUTICALS – 4.71%
American Pharmaceutical Partners Inc.[1]	2,431	104,655
Amylin Pharmaceuticals Inc.[1]	5,997	201,499
Barr Pharmaceuticals Inc.[1]	5,402	310,345
Cephalon Inc.[1]	3,407	155,325
Endo Pharmaceuticals Holdings Inc.[1]	5,840	157,213
Express Scripts Inc.[1]	7,540	568,591
ImClone Systems Inc.[1]	3,996	138,661
IVAX Corp.[1]	13,371	381,742
Kos Pharmaceuticals Inc.[1]	852	51,120
MGI Pharma Inc.[1]	4,258	79,880
OSI Pharmaceuticals Inc.[1]	350	8,155
Sepracor Inc.[1]	6,319	355,444
Valeant Pharmaceuticals International	5,515	94,637
VCA Antech Inc.[1,2]	4,941	127,478

		2,734,745

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
REAL ESTATE – 0.74%
CB Richard Ellis Group Inc. Class A1	3,120	$152,412
St. Joe Co. (The)	4,237	279,430

		431,842
REAL ESTATE INVESTMENT TRUSTS – 1.28%
General Growth Properties Inc.[2]	13,378	568,297
Mills Corp.[2]	3,204	171,414

		739,711
RETAIL – 6.43%
Abercrombie & Fitch Co. Class A	5,241	272,480
Advance Auto Parts Inc.[1]	6,675	250,313
American Eagle Outfitters Inc.	7,158	168,571
Applebee’s International Inc.	4,893	107,206
Bebe Stores Inc.	1,323	18,707
CarMax Inc.[1]	6,214	166,970
Cheesecake Factory (The)[1]	4,647	159,485
Chico’s FAS Inc.[1]	10,738	424,581
Circuit City Stores Inc.	11,501	204,603
Copart Inc.[1]	4,031	94,285
Dollar General Corp.	17,881	347,607
Michaels Stores Inc.	8,155	269,767
MSC Industrial Direct Co. Inc. Class A	2,710	103,468
O’Reilly Automotive Inc.[1,2]	6,687	188,573
Pacific Sunwear of California Inc.[1]	4,623	115,667
PETCO Animal Supplies Inc.[1]	2,491	47,354
PETsMART Inc.	8,640	203,040
7-Eleven Inc.[1]	1,866	69,807
Sonic Corp.[1]	3,565	103,171
Urban Outfitters Inc.[1]	6,886	195,080
Williams-Sonoma Inc.[1]	5,601	219,055

		3,729,790
SAVINGS & LOANS – 0.93%
Hudson City Bancorp Inc.	35,934	425,459
People’s Bank	3,582	115,340

		540,799
SEMICONDUCTORS – 6.48%
Altera Corp.[1]	22,351	372,144
Cree Inc.[1,2]	4,418	106,209
International Rectifier Corp.[1]	4,029	119,218
Intersil Corp. Class A	9,051	206,001
KLA-Tencor Corp.	11,777	$545,157
Lam Research Corp.[1]	8,397	283,315
Marvell Technology Group Ltd.[1]	13,243	614,608
Microchip Technology Inc.	12,378	373,444
National Semiconductor Corp.	20,989	474,981
Novellus Systems Inc.	8,448	184,673
NVIDIA Corp.[1]	9,630	323,087
QLogic Corp.[1]	5,184	156,349

		3,759,186
SOFTWARE – 8.89%
Activision Inc.[1]	15,997	252,277
Acxiom Corp.	5,185	110,648
Autodesk Inc.	13,854	625,231
BEA Systems Inc.[1]	23,203	204,650
Cerner Corp.[1]	1,699	143,481
Certegy Inc.	3,772	141,299
Citrix Systems Inc.[1]	10,170	280,387
Dun & Bradstreet Corp.[1]	4,150	262,778
Fair Isaac Corp.	4,027	168,168
Fiserv Inc.[1]	11,741	512,847
Global Payments Inc.	4,530	194,111
IMS Health Inc.	14,061	326,637
Intuit Inc.[1]	9,995	459,070
Mercury Interactive Corp.[1]	5,041	175,376
NAVTEQ Corp.[1]	5,388	210,779
Novell Inc.[1]	22,659	172,662
Pixar Inc.[1]	3,471	176,084
Red Hat Inc.[1,2]	10,480	243,346
SEI Investments Co.	4,176	162,029
Siebel Systems Inc.	27,733	287,037
Total System Services Inc.	2,316	49,354

		5,158,251
TELECOMMUNICATIONS – 4.69%
Alamosa Holdings Inc.[1]	8,989	133,037
Amdocs Ltd.[1]	11,257	297,973
American Tower Corp. Class A1	23,999	572,376
Comverse Technology Inc.[1]	11,003	276,175
Crown Castle International Corp.[1]	13,532	331,805
Harris Corp.	8,031	330,074
JDS Uniphase Corp.[1]	83,120	174,552
Nextel Partners Inc. Class A1	2,382	59,907

40	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
NII Holdings Inc. Class B1	3,523	$292,127
PanAmSat Holding Corp.	3,101	74,021
Telephone & Data Systems Inc.	3,084	116,637
West Corp. [1]	1,589	62,686

		2,721,370
TEXTILES – 0.58%
Cintas Corp.	8,256	334,946

		334,946
TRANSPORTATION – 1.78%
CH Robinson Worldwide Inc.	10,258	361,697
Expeditors International Washington Inc.	6,409	388,834
Hunt (J.B.) Transport Services Inc.	7,563	146,798
Landstar System Inc.	3,590	138,287

		1,035,616

TOTAL COMMON STOCKS (Cost: $57,664,868)		58,027,676
SHORT-TERM INVESTMENTS – 7.42%
CERTIFICATES OF DEPOSIT[3] – 0.76%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$10,352	10,352
Bank of Nova Scotia
3.79%, 01/03/06	8,281	8,281
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	18,633	18,632
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	31,055	31,055
Credit Suisse New York
3.98%, 07/19/06	51,758	51,758
Dexia Credit Local
4.02%, 08/30/06	10,352	10,350
Fortis Bank NY
3.83% - 3.84%, 01/25/06	31,055	31,055
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	53,828	53,828
HSBC Bank USA N.A.
3.72%, 08/03/06	10,352	10,354
Nordea Bank AB
3.80%, 10/02/06	12,422	12,419

Security	Principal	Value
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	$31,055	$31,050
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	32,090	32,085
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	56,933	56,935
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	16,562	16,562
Unicredito Italiano SpA
3.80%, 06/14/06	26,914	26,908
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	37,472	37,472

		439,096
COMMERCIAL PAPER[3] – 1.96%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	20,703	20,566
Amsterdam Funding Corp.
4.05%, 11/01/05	31,055	31,051
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	51,758	51,684
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	72,461	72,240
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	27,802	27,674
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	25,879	25,776
CC USA Inc.
4.23%, 04/21/06	6,211	6,086
Chariot Funding LLC
4.00%, 11/23/05	18,490	18,444
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	26,500	26,412

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.76%, 01/26/06	$2,070	$2,052
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	19,668	19,608
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	31,470	31,355
Ford Credit Auto Receivables
4.00%, 12/12/05	3,444	3,428
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	97,442	97,098
Galaxy Funding Inc.
4.23%, 04/18/06	5,942	5,824
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	35,996	35,960
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	31,055	30,915
General Electric Co.
3.98%, 12/30/05	10,352	10,284
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	66,131	66,043
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	25,879	25,798
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	49,687	49,351
HSBC PLC
3.88%, 02/03/06	6,211	6,148
Jupiter Securitization Corp.
4.01%, 11/29/05	24,323	24,247
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	43,269	43,039
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	16,562	16,516
Nordea North America Inc.
4.16%, 04/04/06	$21,738	$21,351
Park Avenue Receivables Corp.
4.00%, 11/22/05	32,225	32,149
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	80,535	80,295
Park Sienna LLC
4.01%, 11/23/05	4,154	4,144
Polonius Inc.
4.01%, 11/23/05	11,387	11,359
Preferred Receivables Funding
4.01%, 11/29/05	5,630	5,613
Ranger Funding Co. LLC
4.03%, 11/30/05	21,913	21,842
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	20,703	20,460
Sedna Finance Inc.
3.92%, 02/21/06	5,176	5,113
Sigma Finance Inc.
4.16%, 04/06/06	12,422	12,198
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	15,734	15,661
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	58,077	57,941
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	4,454	4,443
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	13,839	13,741
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	83,623	83,359

		1,137,268
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	10,352	10,352

		10,352

42	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
MEDIUM-TERM NOTES[3] – 0.07%
Dorada Finance Inc.
3.93%, 07/07/06[4]	$6,418	$6,417
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	33,125	33,121

		39,538
MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	23,748	23,748

		23,748
REPURCHASE AGREEMENTS[3] – 1.44%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $207,053 and an effective yield of 4.03%.[7]	$207,030	207,030
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $207,053 and an effective yield of 4.03%.[7]	207,030	207,030
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $269,169 and an effective yield of 4.03%.[7]	269,139	269,139
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $51,764 and an effective yield of 4.05%.[7]	51,758	51,758
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $103,527 and an effective yield of 4.03%.[7]	103,515	103,515

		838,472

Security	Principal	Value
TIME DEPOSITS[3] – 0.15%
Deutsche Bank
4.03%, 11/01/05	$27,102	$27,102
SunTrust Bank
3.97%, 11/01/05	62,109	62,109

		89,211
VARIABLE & FLOATING RATE NOTES[3] – 2.98%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	64,491	64,506
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	79,707	79,705
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	34,160	34,160
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	11,387	11,394
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	67,285	67,324
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	13,457	13,457
Bank of America N.A.
3.81%, 08/10/06	103,515	103,515
Bank of Ireland
3.97%, 11/17/06[4]	20,703	20,703
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	51,550	51,547
BMW US Capital LLC
3.94%, 11/15/06[4]	20,703	20,703
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	55,691	55,690
Commodore CDO Ltd.
3.91%, 06/13/06[4]	5,176	5,176
DEPFA Bank PLC
3.88%, 09/15/06	20,703	20,703

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	$32,918	$32,919
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	20,703	20,703
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	20,703	20,702
Fifth Third Bancorp.
3.99%, 09/22/06[4]	41,406	41,406
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	14,492	14,492
General Electric Capital Corp.
4.04%, 10/06/06	9,316	9,324
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	15,527	15,528
Hartford Life Global Funding Trusts
3.96%, 08/15/06	20,703	20,703
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	20,703	20,703
HSBC Bank USA N.A.
4.20%, 05/04/06	7,246	7,249
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	39,336	39,336
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	21,714	21,714
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	80,742	80,747
Lothian Mortgages PLC
4.02%, 01/24/06[4]	10,352	10,352
Marshall & Ilsley Bank
4.10%, 02/20/06	20,703	20,711
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	61,902	61,944
Mound Financing PLC
3.94%, 11/08/06[4]	41,406	41,406
Natexis Banques Populaires
3.95%, 10/16/06[4]	$15,527	$15,527
National City Bank (Ohio)
3.83%, 01/06/06	10,352	10,351
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	76,601	76,606
Nordea Bank AB
3.92%, 08/11/06[4]	36,230	36,230
Northern Rock PLC
3.87%, 08/03/06[4]	24,844	24,845
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	56,312	56,312
Principal Life Income Funding Trusts
3.74%, 05/10/06	15,527	15,528
Royal Bank of Scotland
3.80%, 04/05/06	27,690	27,686
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	17,598	17,597
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	85,089	85,088
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	20,703	20,703
Strips III LLC
4.08%, 07/24/06[4,8]	5,831	5,831
SunTrust Bank
4.19%, 04/28/06	31,055	31,054
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	46,168	46,163
Toyota Motor Credit Corp.
3.95%, 04/10/06	9,316	9,316
Union Hamilton Special Funding LLC
4.00%, 03/28/06	20,703	20,703
US Bank N.A.
4.01%, 09/29/06	9,316	9,314
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	46,057	46,057

44	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Wells Fargo & Co.
3.96%, 09/15/06[4]	$10,352	$10,352
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	36,230	36,229
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	53,000	53,000
Winston Funding Ltd.
4.26%, 01/23/06[4]	14,782	14,782
World Savings Bank
3.89%, 03/09/06	31,055	31,054

		1,728,850

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,306,535)		4,306,535

TOTAL INVESTMENTS IN SECURITIES – 107.42% (Cost: $61,971,403)		62,334,211
Other Assets, Less Liabilities – (7.42)%		(4,306,335)

NET ASSETS – 100.00%		$58,027,876

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.80%
AGRICULTURE – 2.55%
Bunge Ltd.	8,880	$461,226
Loews Corp. - Carolina Group	5,484	225,667
Reynolds American Inc.	6,851	582,335
UST Inc.	13,241	548,045

		1,817,273
APPAREL – 1.33%
Jones Apparel Group Inc.	9,822	267,944
Liz Claiborne Inc.[1]	8,730	307,296
VF Corp.	7,146	373,378

		948,618
AUTO PARTS & EQUIPMENT – 1.11%
BorgWarner Inc.	4,467	259,041
Dana Corp.	12,049	90,488
Goodyear Tire & Rubber Co. (The)[1,2]	14,133	221,040
Lear Corp.	5,506	167,713
TRW Automotive Holdings Corp.[2]	1,911	51,693

		789,975
BANKS – 9.56%
AmSouth Bancorp[1]	28,358	715,472
Associated Bancorp	9,714	303,174
BancorpSouth Inc.	5,748	127,433
Colonial BancGroup Inc. (The)	12,396	301,843
Commerce Bancshares Inc.	5,492	291,790
Compass Bancshares Inc.	9,846	480,091
Cullen/Frost Bankers Inc.	4,182	220,893
First Horizon National Corp.	9,892	382,623
FirstMerit Corp.	6,332	166,975
Fulton Financial Corp.	12,668	212,949
Hibernia Corp. Class A	12,427	368,709
Huntington Bancshares Inc.	17,597	409,306
Mercantile Bankshares Corp.	6,563	369,891
Popular Inc.	19,603	397,157
Sky Financial Group Inc.[1]	8,607	241,685
South Financial Group Inc. (The)	5,644	155,605
TCF Financial Corp.	10,328	279,889
TD Banknorth Inc.	6,846	197,096
Trustmark Corp.	4,064	113,955
UnionBanCal Corp.	4,626	316,788
Valley National Bancorp[1]	8,973	$217,506
Webster Financial Corp.	4,338	200,285
Whitney Holding Corp.	5,022	135,594
Wilmington Trust Corp.	5,445	206,420

		6,813,129
BEVERAGES – 0.68%
Molson Coors Brewing Co. Class B	5,786	356,996
PepsiAmericas Inc.	5,490	128,027

		485,023
BUILDING MATERIALS – 0.21%
Lafarge North America Inc.	2,448	148,128

		148,128
CHEMICALS – 3.91%
Ashland Inc.	5,834	312,177
Cytec Industries Inc.	2,994	123,652
Eastman Chemical Co.	6,380	336,609
Engelhard Corp.	10,007	272,190
FMC Corp.[2]	2,746	149,492
Huntsman Corp.[2]	7,214	143,414
Lubrizol Corp.	5,423	225,543
Lyondell Chemical Co.[1]	17,943	480,872
RPM International Inc.	9,382	174,693
Sherwin-Williams Co. (The)	9,470	402,948
Valspar Corp. (The)	7,547	166,411

		2,788,001
COMMERCIAL SERVICES – 2.62%
Convergys Corp.[2]	11,322	183,983
Deluxe Corp.	4,033	134,420
Donnelley (R.R.) & Sons Co.	17,562	615,021
Manpower Inc.	7,216	326,740
Rent-A-Center Inc.[2]	5,961	107,417
Service Corp. International	24,996	209,217
ServiceMaster Co. (The)	23,388	294,221

		1,871,019
COMPUTERS – 1.47%
Computer Sciences Corp.[2]	15,038	770,698
Reynolds & Reynolds Co. (The) Class A	5,160	136,946
Unisys Corp.[2]	27,417	140,101

		1,047,745

46	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 1.35%
Genuine Parts Co.	14,027	$622,378
Hughes Supply Inc.	5,338	178,556
Tech Data Corp.[2]	4,693	162,566

		963,500
DIVERSIFIED FINANCIAL SERVICES – 2.07%
CIT Group Inc.	16,902	772,928

Edwards (A.G.) Inc.	6,375	269,790
Friedman, Billings,
Ramsey Group Inc. Class A1	12,508	110,946
Raymond James Financial Inc.	4,840	164,705
Westcorp Inc.	1,919	120,916
WFS Financial Inc.	517	37,188

		1,476,473
ELECTRIC – 11.05%
Allegheny Energy Inc.[1,2]	12,982	366,871
Alliant Energy Corp.	9,349	247,281
CenterPoint Energy Inc.	21,747	287,930
Cinergy Corp.	14,768	589,243
CMS Energy Corp.[2]	17,600	262,416
Constellation Energy Group Inc.	14,055	770,214
DPL Inc.	9,660	248,938
DTE Energy Co.	13,925	601,560
Energy East Corp.	11,845	282,503
Great Plains Energy Inc.	6,020	172,834
Hawaiian Electric Industries Inc.[1]	6,500	171,275
MDU Resources Group Inc.	8,701	286,872
Northeast Utilities	10,340	188,085
NRG Energy Inc.[1,2]	7,000	301,070
NSTAR	8,589	233,621
OGE Energy Corp.	7,257	186,940
Pepco Holdings Inc.	15,092	324,327
Pinnacle West Capital Corp.	7,809	326,104
Puget Energy Inc.	8,078	173,192
SCANA Corp.	8,186	324,739
TECO Energy Inc.	16,062	277,873
Westar Energy Inc.	6,832	150,987
Wisconsin Energy Corp.	9,370	354,467
WPS Resources Corp.[1]	2,977	162,425
Xcel Energy Inc.[1]	32,134	589,016

		7,880,783
ELECTRONICS – 0.70%
Arrow Electronics Inc.[1,2]	9,256	$273,145
Avnet Inc.[2]	9,652	222,479

		495,624
FOOD – 4.01%
Albertson’s Inc.	25,530	641,058
Dean Foods Co.[2]	11,941	431,667
Del Monte Foods Co.[2]	16,112	170,465
Pilgrim’s Pride Corp.	3,288	103,506
Safeway Inc.	35,784	832,336
SUPERVALU Inc.	10,820	340,073
Tyson Foods Inc. Class A	18,916	336,705

		2,855,810
FOREST PRODUCTS & PAPER – 2.08%
Bowater Inc.	4,437	117,581
Georgia-Pacific Corp.	18,259	593,965
Louisiana-Pacific Corp.	8,260	205,922
Rayonier Inc.	6,000	229,380
Temple-Inland Inc.	9,165	337,547

		1,484,395
GAS – 4.17%
AGL Resources Inc.	5,882	206,988
Atmos Energy Corp.	6,115	160,825
Energen Corp.	5,319	199,994
KeySpan Corp.	12,833	443,637
NiSource Inc.[1]	21,687	512,898
ONEOK Inc.	7,749	222,706
Piedmont Natural Gas Co.[1]	5,748	135,998
Sempra Energy	16,340	723,862
Southern Union Co.[2]	8,432	198,321
Vectren Corp.	6,071	164,828

		2,970,057
HAND & MACHINE TOOLS – 0.21%
Snap-On Inc.	4,186	150,780

		150,780
HEALTH CARE – PRODUCTS – 0.30%
Hillenbrand Industries Inc.	4,699	216,483

		216,483
HEALTH CARE – SERVICES – 0.44%
Tenet Healthcare Corp.[2]	37,500	315,750

		315,750

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
HOME FURNISHINGS – 0.59%
Whirlpool Corp.[1]	5,357	$420,525

		420,525
HOUSEHOLD PRODUCTS & WARES – 0.18%
American Greetings Corp. Class A	5,077	128,194

		128,194
HOUSEWARES – 0.71%
Newell Rubbermaid Inc.	22,058	507,113

		507,113
INSURANCE – 15.23%
Allmerica Financial Corp.[2]	4,254	162,077
American Financial Group Inc.	3,184	108,829
AmerUs Group Co.[1]	3,161	186,878
AON Corp.	20,887	707,025
Assurant Inc.	9,353	357,285
Axis Capital Holdings Ltd.	9,786	253,751
Berkley (W.R.) Corp.	8,789	384,079
Cincinnati Financial Corp.	12,347	525,365
CNA Financial Corp.[2]	2,701	83,164
Commerce Group Inc.	2,435	138,357
Conseco Inc.[2]	12,134	246,320
Endurance Specialty Holdings Ltd.	4,270	141,593
Everest Re Group Ltd.	4,519	449,415
Fidelity National Financial Inc.	12,313	461,245
First American Corp.	6,683	292,849
IPC Holdings Ltd.[1]	2,956	77,831
Jefferson-Pilot Corp.	10,949	600,881
Lincoln National Corp.	14,108	714,006
MBIA Inc.	10,854	632,137
Mercury General Corp.	2,100	126,945
MGIC Investment Corp.[1]	7,649	453,127
Nationwide Financial Services Inc.	4,564	184,340
Old Republic International Corp.	13,735	355,874
PartnerRe Ltd.	4,388	279,603
PMI Group Inc. (The)[1]	7,542	300,775
Protective Life Corp.	5,181	227,135
Radian Group Inc.[1]	6,902	359,594
Reinsurance Group of America Inc.	2,640	120,780
RenaissanceRe Holdings Ltd.	5,725	216,691
SAFECO Corp.	10,165	566,191
StanCorp Financial Group Inc.	2,295	211,370
Torchmark Corp.	8,524	$450,323
UNUMProvident Corp.	23,844	483,795

		10,859,630
IRON & STEEL – 1.69%
Allegheny Technologies Inc.	6,210	178,289
Nucor Corp.	11,549	691,208
United States Steel Corp.[1]	9,186	335,565

		1,205,062
LEISURE TIME – 0.30%
Sabre Holdings Corp.	11,060	216,002

		216,002
MACHINERY – 0.31%
Terex Corp.[2]	3,986	219,110

		219,110
MANUFACTURING – 0.98%
Eastman Kodak Co.[1]	22,968	502,999
Teleflex Inc.	2,931	194,003

		697,002
MEDIA – 0.70%
Belo (A.H.) Corp.[1]	7,911	170,878
Knight Ridder Inc.	6,167	329,194

		500,072
MINING – 1.00%
Freeport-McMoRan Copper & Gold Inc.	14,396	711,450

		711,450
OIL & GAS – 4.00%
Amerada Hess Corp.	6,617	827,787
Forest Oil Corp.[2]	4,227	184,635
Noble Energy Inc.	13,827	553,771
Pogo Producing Co.	4,679	236,290
Sunoco Inc.	11,038	822,331
Vintage Petroleum Inc.	4,385	227,538

		2,852,352
PACKAGING & CONTAINERS – 1.08%
Bemis Co. Inc.	8,621	227,767
Owens-Illinois Inc.[2]	11,276	214,695
Packaging Corp. of America[1]	5,009	101,633
Sonoco Products Co.	7,955	225,127

		769,222

48	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
PHARMACEUTICALS – 1.12%
Hospira Inc.[2]	12,504	$498,284
King Pharmaceuticals Inc.[2]	19,442	299,990

		798,274
PIPELINES – 1.09%
El Paso Corp.	49,457	586,560
National Fuel Gas Co.	6,375	192,143

		778,703
REAL ESTATE INVESTMENT TRUSTS – 8.07%
Annaly Mortgage Management Inc.	9,732	111,723
Apartment Investment & Management Co. Class A	7,613	292,339
Archstone-Smith Trust	16,014	649,688
Arden Realty Group Inc.	5,378	242,763
Boston Properties Inc.	8,847	612,389
BRE Properties Inc. Class A1	4,105	181,072
Camden Property Trust	4,167	234,810
Duke Realty Corp.[1]	11,449	390,411
Health Care REIT Inc.[1]	4,125	145,365
Healthcare Realty Trust Inc.[1]	3,759	142,241
Hospitality Properties Trust	5,369	213,149
HRPT Properties Trust	16,120	175,869
iStar Financial Inc.	8,904	328,290
KKR Financial Corp.[2]	2,725	60,822
Liberty Property Trust	6,813	284,034
Mack-Cali Realty Corp.	4,953	211,245
New Plan Excel Realty Trust Inc.[1]	8,253	189,736
Reckson Associates Realty Corp.[1]	6,491	227,834
Thornburg Mortgage Inc.[1]	8,116	205,741
Vornado Realty Trust[1]	10,543	853,983

		5,753,504
RETAIL – 3.43%
AutoNation Inc.[2]	15,613	310,386
BJ’s Wholesale Club Inc.[2]	5,565	158,491
Borders Group Inc.	5,823	114,305
CBRL Group Inc.	3,919	135,989
Dillard’s Inc. Class A1	5,528	114,485
Federated Department Stores Inc.	21,150	1,297,976
Rite Aid Corp.[2]	36,122	126,427
Saks Inc.[2]	10,155	184,313

		2,442,372

Security	Shares or Principal	Value
SAVINGS & LOANS – 2.24%
Astoria Financial Corp.	8,180	$228,631
Independence Community Bank Corp.	6,332	250,431
New York Community Bancorp Inc.[1]	19,363	313,100
Sovereign Bancorp Inc.[1]	30,041	647,984
Washington Federal Inc.[1]	6,919	159,068

		1,599,214
SEMICONDUCTORS – 1.28%
Agere Systems Inc.[2]	14,426	150,030
Freescale Semiconductor Inc. Class A1,2	10,404	246,471
Freescale Semiconductor Inc. Class B1,2	21,635	516,644

		913,145
TELECOMMUNICATIONS – 3.04%
ADC Telecommunications Inc.[2]	9,258	161,552
CenturyTel Inc.	10,165	332,700
Citizens Communications Co.	26,865	328,828
MCI Inc.	22,539	448,526
NTL Inc.[2]	6,114	374,910
Qwest Communications International Inc.[2]	118,996	518,823

		2,165,339
TOYS, GAMES & HOBBIES – 1.02%
Hasbro Inc.	12,753	240,267
Mattel Inc.	33,185	489,479

		729,746
TRANSPORTATION – 1.92%
Alexander & Baldwin Inc.	3,532	172,856
CSX Corp.	17,224	789,031
Ryder System Inc.	5,182	205,570
Yellow Roadway Corp.[2]	4,399	199,935

		1,367,392

TOTAL COMMON STOCKS (Cost: $70,650,327)		71,151,989
SHORT-TERM INVESTMENTS – 9.68%
CERTIFICATES OF DEPOSIT[3] – 0.98%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$16,514	16,524
Bank of Nova Scotia
3.79%, 01/03/06	13,211	13,211

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	$29,725	$29,724
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	49,542	49,542
Credit Suisse New York
3.98%, 07/19/06	82,570	82,570
Dexia Credit Local
4.02%, 08/30/06	16,514	16,511
Fortis Bank NY
3.83% - 3.84%, 01/25/06	49,542	49,542
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	85,873	85,873
HSBC Bank USA N.A.
3.72%, 08/03/06	16,514	16,518
Nordea Bank AB
3.80%, 10/02/06	19,817	19,813
Royal Bank of Scotland
4.01% - 4.02%,
06/27/06 - 08/30/06	49,542	49,535
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	51,194	51,187
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	90,827	90,830
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	26,422	26,422
Unicredito Italiano SpA
3.80%, 06/14/06	42,937	42,927
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	59,781	59,780

		700,509
COMMERCIAL PAPER[3] – 2.54%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	33,028	32,810
Amsterdam Funding Corp.
4.05%, 11/01/05	$49,542	$49,542
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	82,570	82,452
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	115,598	115,247
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	44,353	44,149
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	41,285	41,121
CC USA Inc.
4.23%, 04/21/06	9,908	9,709
Chariot Funding LLC
4.00%, 11/23/05	29,497	29,425
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	42,276	42,135
Dorada Finance Inc.
3.76%, 01/26/06	3,303	3,273
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	31,377	31,282
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	50,204	50,022
Ford Credit Auto Receivables
4.00%, 12/12/05	5,494	5,469
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	155,453	154,903
Galaxy Funding Inc.
4.23%, 04/18/06	9,479	9,292
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	57,425	57,368
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	49,542	49,319

50	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
General Electric Co.
3.98%, 12/30/05	$16,514	$16,406
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	105,501	105,361
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	41,285	41,156
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	79,267	78,731
HSBC PLC
3.88%, 02/03/06	9,908	9,808
Jupiter Securitization Corp.
4.01%, 11/29/05	38,802	38,681
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	69,029	68,661
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	26,422	26,349
Nordea North America Inc.
4.16%, 04/04/06	34,679	34,062
Park Avenue Receivables Corp.
4.00%, 11/22/05	51,409	51,289
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	128,479	128,097
Park Sienna LLC
4.01%, 11/23/05	6,628	6,612
Polonius Inc.
4.01%, 11/23/05	18,165	18,121
Preferred Receivables Funding
4.01%, 11/29/05	8,982	8,954
Ranger Funding Co. LLC
4.03%, 11/30/05	34,959	34,845
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	33,028	32,641
Sedna Finance Inc.
3.92%, 02/21/06	8,257	8,156
Sigma Finance Inc.
4.16%, 04/06/06	19,817	19,460

Security	Shares or Principal	Value
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	$25,101	$24,984
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	92,652	92,434
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	7,105	7,088
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	22,078	21,921
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	133,407	132,983

		1,814,318
LOAN PARTICIPATIONS[3] – 0.02%
Army & Air Force Exchange Service
3.86%, 11/03/05	16,514	16,514

		16,514
MEDIUM-TERM NOTES[3] – 0.09%
Dorada Finance Inc.
3.93%, 07/07/06[4]	10,239	10,238
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	52,845	52,840

		63,078
MONEY MARKET FUNDS – 0.10%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	70,532	70,532

		70,532
REPURCHASE AGREEMENTS[3] – 1.88%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $330,318 and an effective yield of 4.03%.[7]	$330,281	330,281

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $330,318 and an effective yield of 4.03%.[7]	$330,281	$330,281
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $429,413 and an effective yield of 4.03%.[7]	429,365	429,365
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $82,579 and an effective yield of 4.05%.[7]	82,570	82,570
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $165,158 and an effective yield of 4.03%.[7]	165,140	165,140

		1,337,637
TIME DEPOSITS[3] – 0.20%
Deutsche Bank
4.03%, 11/01/05	43,236	43,236
SunTrust Bank
3.97%, 11/01/05	99,084	99,084

		142,320
VARIABLE & FLOATING RATE NOTES[3] – 3.87%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	102,882	102,907
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	127,158	127,157
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	54,496	54,496
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	18,165	18,177
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	$107,341	$107,405
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	21,468	21,468
Bank of America N.A.
3.81%, 08/10/06	165,140	165,140
Bank of Ireland
3.97%, 11/17/06[4]	33,028	33,028
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	82,240	82,235
BMW US Capital LLC
3.94%, 11/15/06[4]	33,028	33,028
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	88,846	88,843
Commodore CDO Ltd.
3.91%, 06/13/06[4]	8,257	8,257
DEPFA Bank PLC
3.88%, 09/15/06	33,028	33,028
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	52,515	52,516
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	33,028	33,028
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	33,028	33,028
Fifth Third Bancorp.
3.99%, 09/22/06[4]	66,056	66,056
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	23,120	23,120
General Electric Capital Corp.
4.04%, 10/06/06	14,863	14,875
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	24,771	24,771
Hartford Life Global Funding Trusts
3.96%, 08/15/06	33,028	33,028

52	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	$33,028	$33,028
HSBC Bank USA N.A.
4.20%, 05/04/06	11,560	11,565
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	62,753	62,754
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	34,640	34,640
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	128,810	128,819
Lothian Mortgages PLC
4.02%, 01/24/06[4]	16,514	16,514
Marshall & Ilsley Bank
4.10%, 02/20/06	33,028	33,040
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	98,754	98,821
Mound Financing PLC
3.94%, 11/08/06[4]	66,056	66,056
Natexis Banques Populaires
3.95%, 10/16/06[4]	24,771	24,771
National City Bank (Ohio)
3.83%, 01/06/06	16,514	16,513
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	122,204	122,212
Nordea Bank AB
3.92%, 08/11/06[4]	57,799	57,799
Northern Rock PLC
3.87%, 08/03/06[4]	39,634	39,635
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	89,836	89,836
Principal Life Income Funding Trusts
3.74%, 05/10/06	24,771	24,772
Royal Bank of Scotland
3.80%, 04/05/06	44,175	44,168
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	28,074	28,072
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	$135,745	$135,745
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	33,028	33,028
Strips III LLC
4.08%, 07/24/06[4,8]	9,302	9,302
SunTrust Bank
4.19%, 04/28/06	49,542	49,542
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	73,653	73,645
Toyota Motor Credit Corp.
3.95%, 04/10/06	14,863	14,863
Union Hamilton Special Funding LLC
4.00%, 03/28/06	33,028	33,028
US Bank N.A.
4.01%, 09/29/06	14,863	14,859
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	73,476	73,476
Wells Fargo & Co.
3.96%, 09/15/06[4]	16,514	16,515
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	57,799	57,796
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	84,552	84,549
Winston Funding Ltd.
4.26%, 01/23/06[4]	23,582	23,582
World Savings Bank
3.89%, 03/09/06	49,542	49,541

		2,758,077

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,902,985)		6,902,985

TOTAL INVESTMENTS IN SECURITIES – 109.48% (Cost: $77,553,312)		78,054,974
Other Assets, Less Liabilities – (9.48)%		(6,759,499)

NET ASSETS – 100.00%		$71,295,475

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID VALUE INDEX FUND

October 31, 2005

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

54	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.94%
ADVERTISING – 0.60%
ADVO Inc.	4,340	$107,198
Catalina Marketing Corp.	7,023	183,019

		290,217
AEROSPACE & DEFENSE – 2.78%
Armor Holdings Inc.[1]	4,614	206,292
BE Aerospace Inc.[1]	8,192	148,521
Curtiss-Wright Corp.	3,086	176,982
DRS Technologies Inc.	3,601	177,385
EDO Corp.	2,224	64,274
Esterline Technologies Corp.[1]	3,610	135,916
GenCorp Inc.[1]	6,185	113,433
Moog Inc. Class A1	4,875	144,544
Orbital Sciences Corp.[1,2]	7,893	91,796
Triumph Group Inc.[1]	2,253	78,495

		1,337,638
AGRICULTURE – 0.27%
Delta & Pine Land Co.	5,123	127,819

		127,819
AIRLINES – 0.24%
Alaska Air Group Inc.[1]	3,612	113,886

		113,886
APPAREL – 1.54%
Guess? Inc.[1,2]	2,201	59,691
K-Swiss Inc. Class A	2,685	81,758
Oxford Industries Inc.[2]	1,999	98,451
Phillips-Van Heusen Corp.	5,316	151,240
Skechers U.S.A. Inc. Class A1	2,950	37,376
Warnaco Group Inc. (The)[1]	6,174	140,026
Wolverine World Wide Inc.	8,229	172,398

		740,940
AUTO MANUFACTURERS – 0.17%
Wabash National Corp.[2]	4,384	80,709

		80,709
BANKS – 6.99%
Alabama National Bancorp[2]	2,150	139,062
Amegy Bancorporation Inc.	9,346	216,173
Bank Mutual Corp.	9,052	93,779
Boston Private Financial Holdings Inc.	4,155	120,287
Corus Bankshares Inc.[2]	2,206	$121,109
CVB Financial Corp.[2]	6,823	134,481
First Community Bancorp	1,867	93,947
First Republic Bank	3,498	132,609
Fremont General Corp.	9,583	207,855
Frontier Financial Corp.	4,073	131,314
Glacier Bancorp Inc.	4,426	130,478
Greater Bay Bancorp[2]	7,316	183,558
Hanmi Financial Corp.	6,956	127,364
Independent Bank Corp. (Michigan)	2,999	85,741
Main Street Banks Inc.	2,294	62,856
MB Financial Inc.	3,912	145,800
Prosperity Bancshares Inc.	3,906	119,094
Sterling Bancshares Inc.	6,373	94,257
Sterling Financial Corp. (Pennsylvania)	3,811	80,183
Texas Regional Bancshares Inc. Class A	6,461	189,501
UCBH Holdings Inc.[2]	13,015	226,461
Umpqua Holdings Corp.	6,213	165,266
United Community Banks Inc.[2]	4,723	139,990
Unizan Financial Corp.	3,096	81,239
W Holding Co. Inc.	18,921	145,881

		3,368,285
BIOTECHNOLOGY – 1.84%
Bio-Rad Laboratories Inc. Class A1,2	2,325	136,059
Cambrex Corp.	3,513	67,028
Encysive Pharmaceuticals Inc.[1,2]	8,101	85,060
Enzo Biochem Inc.[1]	4,371	59,620
Exelixis Inc.[1]	11,914	92,095
Incyte Corp.[1]	11,728	58,523
Myriad Genetics Inc.[1,2]	4,350	84,303
Vertex Pharmaceuticals Inc.[1]	13,299	302,552

		885,240
BUILDING MATERIALS – 2.24%
Eagle Materials Inc.	1,391	148,128
Eagle Materials Inc. Class B	1,181	117,498
ElkCorp	2,643	83,598
Genlyte Group Inc. (The)[1]	3,541	180,485
Interline Brands Inc.[1]	3,952	77,183
NCI Building Systems Inc.[1,2]	2,968	122,074
Simpson Manufacturing Co. Inc.	5,300	209,138
Universal Forest Products Inc.	2,537	140,398

		1,078,502

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares	Value
CHEMICALS – 1.02%
Albemarle Corp.	5,312	$186,398
Arch Chemicals Inc.	3,327	87,400
Grace (W.R.) & Co.[1,2]	7,809	58,724
Minerals Technologies Inc.[2]	2,940	157,172

		489,694
COMMERCIAL SERVICES – 5.58%
ABM Industries Inc.	5,632	111,401
Advance America Cash Advance Centers Inc.	8,977	109,071
Arbitron Inc.	4,417	165,240
BearingPoint Inc.[1]	24,214	169,982
Bowne & Co. Inc.	5,011	71,256
Central Parking Corp.	2,522	37,780
Coinstar Inc.[1,2]	3,312	84,059
Consolidated Graphics Inc.[1]	1,707	66,556
Corrections Corp. of America[1,2]	5,588	222,849
Cross Country Healthcare Inc.[1]	3,564	64,758
FTI Consulting Inc.[1]	6,122	167,559
Gartner Inc.[1]	7,582	91,287
Gevity HR Inc.	3,825	98,456
Heidrick & Struggles International Inc.[1]	2,716	87,672
Kelly Services Inc. Class A	2,628	72,743
Korn/Ferry International[1]	5,539	95,382
MAXIMUS Inc.	2,689	97,476
McGrath RentCorp	2,842	81,139
MPS Group Inc.[1]	15,037	187,211
PAREXEL International Corp.[1]	3,709	81,153
Steiner Leisure Ltd.[1]	2,747	93,645
TeleTech Holdings Inc.[1]	5,483	57,188
Viad Corp.	3,146	90,636
Watson Wyatt & Co. Holdings	5,987	158,656
Wright Express Corp.[1]	5,753	124,150

		2,687,305
COMPUTERS – 2.07%
CIBER Inc.[1,2]	7,893	50,357
Electronics For Imaging Inc.[1]	7,684	192,945
Hutchinson Technology Inc.[1,2]	3,705	91,884
Intergraph Corp.[1]	4,031	195,020
Komag Inc.[1,2]	3,082	82,659
Mentor Graphics Corp.[1]	10,753	88,927
MTS Systems Corp.	2,837	113,367
Perot Systems Corp. Class A1	10,750	148,995
Syntel Inc.	1,725	35,000

		999,154
COSMETICS & PERSONAL CARE – 0.15%
Elizabeth Arden Inc.[1]	3,427	$74,263

		74,263
DISTRIBUTION & WHOLESALE – 1.53%
Aviall Inc.[1]	4,089	129,008
Building Materials Holdings Corp.	1,989	169,085
Watsco Inc.	3,013	171,229
WESCO International Inc.[1]	6,695	266,126

		735,448
DIVERSIFIED FINANCIAL SERVICES – 3.66%
Accredited Home Lenders Holding Co.[1]	2,228	80,520
Advanta Corp. Class B2	2,238	63,492
Cohen & Steers Inc.	1,172	21,659
CompuCredit Corp.[1,2]	4,970	217,785
eSpeed Inc.[1]	3,894	29,439
Financial Federal Corp.	2,451	93,579
GAMCO Investors Inc. Class A	993	46,333
Instinet Group Inc.	17,792	87,892
Investment Technology Group Inc.[1]	6,015	195,548
Knight Capital Group Inc. Class A1	15,233	145,780
Nasdaq Stock Market Inc. (The)[1]	8,492	262,318
Nelnet Inc. Class A1,2	3,052	113,229
Ocwen Financial Corp.[1,2]	5,217	40,536
Stewart (W.P.) & Co. Ltd.[2]	3,141	74,442
Waddell & Reed Financial Inc. Class A	11,821	226,727
World Acceptance Corp.[1]	2,336	65,735

		1,765,014
ELECTRIC – 0.24%
NorthWestern Corp.	3,819	113,615

		113,615
ELECTRICAL COMPONENTS & EQUIPMENT – 0.27%
Belden CDT Inc.[2]	6,643	132,395

		132,395
ELECTRONICS – 2.73%
Analogic Corp.	1,567	73,336
Benchmark Electronics Inc.[1,2]	5,543	155,703
Brady Corp. Class A	5,780	166,291
Coherent Inc.[1]	4,368	129,336
Electro Scientific Industries Inc.[1]	4,003	87,946
KEMET Corp.[1]	12,289	85,040
Methode Electronics Inc.	5,044	51,751

56	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares	Value
Orbotech Ltd.[1]	4,563	$99,154
Paxar Corp.[1]	5,149	88,408
Plexus Corp.[1]	6,132	108,352
Varian Inc.[1]	4,599	169,105
Watts Water Technologies Inc. Class A	3,545	98,409

		1,312,831
ENERGY - ALTERNATE SOURCES – 0.11%
Plug Power Inc.[1]	9,403	54,537

		54,537
ENGINEERING & CONSTRUCTION – 1.14%
Dycom Industries Inc.[1]	5,642	112,445
EMCOR Group Inc.[1]	2,137	130,357
McDermott International Inc.[1]	8,435	306,444

		549,246
ENTERTAINMENT – 0.78%
Isle of Capri Casinos Inc.[1,2]	3,171	67,479
Pinnacle Entertainment Inc.[1,2]	5,661	107,276
Speedway Motorsports Inc.[1]	1,943	68,899
Vail Resorts Inc.[1]	3,951	132,359

		376,013
ENVIRONMENTAL CONTROL – 0.50%
Aleris International Inc.[1]	4,435	115,133
Tetra Tech Inc.[1]	8,098	125,033

		240,166
FOOD – 1.51%
Flowers Foods Inc.	8,057	236,070
Hain Celestial Group Inc.[1,2]	4,233	81,782
Performance Food Group Co.[1,2]	5,331	147,082
Ralcorp Holdings Inc.[1]	4,179	162,563
Tootsie Roll Industries Inc.[2]	3,251	98,505

		726,002
FOREST PRODUCTS & PAPER – 0.44%
Deltic Timber Corp.	1,577	72,542
Longview Fibre Co.	7,353	138,236

		210,778
HAND & MACHINE TOOLS – 0.70%
Baldor Electric Co.	4,218	102,497
Franklin Electric Co. Inc.	2,245	97,455
Regal-Beloit Corp.	4,372	139,161

		339,113
HEALTH CARE - PRODUCTS – 3.06%
CONMED Corp.[1]	4,238	$101,627
Invacare Corp.[2]	4,376	147,865
Inverness Medical Innovations Inc.[1,2]	2,931	69,699
Mentor Corp.[2]	5,316	239,220
Oakley Inc.	3,710	54,908
Orthofix International NV1	2,162	81,464
PSS World Medical Inc.[1,2]	9,329	129,953
Steris Corp.	9,851	224,701
Sybron Dental Specialties Inc.[1]	5,575	239,168
Viasys Healthcare Inc.[1]	3,809	90,997
West Pharmaceutical Services Inc.	4,002	95,968

		1,475,570
HEALTH CARE - SERVICES – 2.50%
Alliance Imaging Inc.[1]	1,996	13,792
Apria Healthcare Group Inc.[1]	7,169	165,389
Beverly Enterprises Inc.[1]	14,349	168,457
Genesis HealthCare Corp.[1]	2,828	114,760
Magellan Health Services Inc.[1]	4,474	133,012
Molina Healthcare Inc.[1]	1,608	33,044
Pediatrix Medical Group Inc.[1]	3,201	246,669
RehabCare Group Inc.[1]	2,313	49,244
Sierra Health Services Inc.[1]	3,715	278,625

		1,202,992
HOLDING COMPANIES - DIVERSIFIED – 0.52%
Walter Industries Inc.[2]	5,510	251,642

		251,642
HOME BUILDERS – 1.69%
Brookfield Homes Corp.	2,231	111,751
Meritage Homes Corp.[1]	3,194	198,890
Thor Industries Inc.[2]	5,563	181,521
WCI Communities Inc.[1]	5,615	140,487
William Lyon Homes Inc.[1]	355	42,192
Winnebago Industries Inc.[2]	4,806	140,912

		815,753
HOME FURNISHINGS – 0.10%
American Woodmark Corp.[2]	1,559	48,282

		48,282

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 1.26%
Central Garden & Pet Co.[1]	2,670	$114,463
Harland (John H.) Co.[2]	3,964	164,863
Helen of Troy Ltd.[1]	2,987	53,617
Jarden Corp.[1,2]	4,391	148,372
Playtex Products Inc.[1]	4,620	61,862
WD-40 Co.	2,277	62,686

		605,863
INSURANCE – 2.47%
Bristol West Holdings Inc.	2,645	50,996
Hilb, Rogal & Hobbs Co.[2]	4,500	168,525
Philadelphia Consolidated Holding Corp.[1,2]	2,667	256,725
Primus Guaranty Ltd.[1]	2,674	23,531
ProAssurance Corp.[1]	4,090	191,412
Scottish Re Group Ltd.	5,512	135,320
State Auto Financial Corp.	1,988	65,485
Triad Guaranty Inc.[1]	1,330	55,940
21st Century Insurance Group	3,679	58,680
U.S.I. Holdings Corp.[1]	5,347	70,313
United America Indemnity Ltd. Class A1	1,635	31,441
Universal American Financial Corp.[1]	5,377	79,580

		1,187,948
INTERNET – 0.59%
Ariba Inc.[1]	9,426	73,617
ProQuest Co.[1,2]	3,176	94,168
RSA Security Inc.[1,2]	10,103	115,174

		282,959
IRON & STEEL – 1.00%
Cleveland-Cliffs Inc.	3,078	250,980
Reliance Steel & Aluminum Co.	4,047	230,760

		481,740
LEISURE TIME – 0.16%
Nautilus Inc.	4,372	79,264

		79,264
LODGING – 0.59%
Ameristar Casinos Inc.	3,291	70,197
Aztar Corp.[1]	4,971	149,478
Marcus Corp.	2,954	64,870

		284,545
MACHINERY – 3.23%
Applied Industrial Technologies Inc.	3,872	$127,582
Flowserve Corp.[1]	7,911	276,885
Gardner Denver Inc.[1,2]	3,698	179,723
JLG Industries Inc.	7,298	279,951
Manitowoc Co. Inc. (The)	4,213	224,174
Nordson Corp.	3,757	139,648
Sauer-Danfoss Inc.	1,534	29,499
Stewart & Stevenson Services Inc.	3,727	88,926
Unova Inc.[1]	6,790	210,490

		1,556,878
MANUFACTURING – 1.69%
AptarGroup Inc.	4,842	247,862
Blount International Inc.[1]	5,262	83,455
CLARCOR Inc.	7,353	202,208
ESCO Technologies Inc.[1]	3,630	157,034
Jacuzzi Brands Inc.[1]	10,719	79,106
Tredegar Corp.	3,596	45,274

		814,939
MEDIA – 2.26%
Citadel Broadcasting Corp.[1]	7,391	101,848
Cox Radio Inc. Class A1	5,444	77,849
Emmis Communications Corp.[1]	4,776	93,466
Entercom Communications Corp.[1]	5,405	156,042
Gray Television Inc.	6,274	56,466
Lin TV Corp. Class A1	3,887	49,870
Martha Stewart Living Omnimedia Inc. Class A1,2	3,259	56,120
Media General Inc. Class A	2,963	156,298
Mediacom Communications Corp.[1]	8,737	50,762
Primedia Inc.[1]	21,741	45,656
Readers Digest Association Inc. (The)	12,319	188,727
Sinclair Broadcast Group Inc. Class A	6,509	53,960

		1,087,064
METAL FABRICATE & HARDWARE – 0.47%
Kaydon Corp.	4,008	118,436
NS Group Inc.[1]	3,158	109,298

		227,734
MINING – 1.03%
AMCOL International Corp.	3,529	71,709
Hecla Mining Co.[1,2]	16,802	56,623
Meridian Gold Inc.[1]	14,190	266,488
RTI International Metals Inc.[1]	3,058	102,504

		497,324

58	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares	Value
OFFICE & BUSINESS EQUIPMENT – 0.25%
Global Imaging Systems Inc.[1,2]	3,324	$118,368

		118,368
OFFICE FURNISHINGS – 0.10%
Knoll Inc.	2,943	46,882

		46,882
OIL & GAS – 5.28%
Berry Petroleum Co. Class A	2,618	156,713
Cimarex Energy Co.[1]	11,613	455,926
Comstock Resources Inc.[1]	5,843	175,933
Encore Acquisition Co.[1,2]	6,641	227,853
Energy Partners Ltd.[1]	4,901	124,338
Frontier Oil Corp.	7,842	289,213
Holly Corp.	3,531	203,386
Penn Virginia Corp.	2,367	128,670
Petroleum Development Corp.[1]	2,311	77,603
Remington Oil & Gas Corp.[1]	3,102	108,570
Spinnaker Exploration Co.[1]	3,861	237,760
St. Mary Land & Exploration Co.[2]	8,244	280,378
W&T Offshore Inc.	2,573	75,132

		2,541,475
OIL & GAS SERVICES – 2.30%
Lone Star Technologies Inc.[1]	4,133	189,085
Maverick Tube Corp.[1]	6,070	187,927
Oceaneering International Inc.[1]	3,615	173,954
Oil States International Inc.[1]	4,322	143,058
RPC Inc.	2,518	69,144
Seacor Holdings Inc.[1]	2,758	197,556
Veritas DGC Inc.[1]	4,508	145,203

		1,105,927
PHARMACEUTICALS – 1.69%
Andrx Corp.[1]	10,402	160,919
Nabi Biopharmaceuticals[1]	8,287	106,488
NBTY Inc.[1]	8,683	173,747
Par Pharmaceutical Companies Inc.[1,2]	4,824	124,845
Perrigo Co.[2]	12,749	170,454
Zymogenetics Inc.[1]	4,526	79,296

		815,749
REAL ESTATE – 0.70%
Jones Lang LaSalle Inc.	4,162	209,265
Trammell Crow Co.[1]	5,036	128,771

		338,036
REAL ESTATE INVESTMENT TRUSTS – 5.00%
Acadia Realty Trust	3,944	$74,936
Capital Automotive REIT[2]	6,625	255,858
Corporate Office Properties Trust[2]	4,821	167,578
ECC Capital Corp.	9,858	25,927
Entertainment Properties Trust	3,598	144,280
Equity Inns Inc.	7,502	97,826
Equity Lifestyle Properties Inc.	3,027	128,133
Glimcher Realty Trust[2]	5,117	117,537
HomeBanc Corp.	6,330	45,576
Innkeepers USA Trust	6,019	93,896
LaSalle Hotel Properties	4,305	152,354
New Century Financial Corp.	7,979	246,312
Pennsylvania Real Estate Investment Trust	4,802	184,877
Post Properties Inc.	5,675	231,540
Saul Centers Inc.	1,508	52,780
Saxon Capital Inc.	7,082	70,466
Sunstone Hotel Investors Inc.	6,254	140,090
Tanger Factory Outlet Centers Inc.	3,897	104,790
Town & Country Trust (The)[2]	2,393	70,833

		2,405,589
RETAIL – 8.21%
AFC Enterprises Inc.	2,943	34,139
Big 5 Sporting Goods Corp.	3,220	71,420
Big Lots Inc.[1]	16,523	191,171
Cabela’s Inc. Class A1,2	6,190	101,516
CEC Entertainment Inc.[1]	5,236	177,029
Charming Shoppes Inc.[1]	15,237	170,654
Christopher & Banks Corp.	5,183	69,297
CKE Restaurants Inc.[2]	7,554	96,087
Cost Plus Inc.[1,2]	3,090	47,462
CSK Auto Corp.[1]	6,610	100,009
Dress Barn Inc.[1]	3,077	81,756
Finish Line Inc. (The)	5,680	88,835
Fred’s Inc.	5,213	77,674
GameStop Corp. Class A1	4,437	157,425
GameStop Corp. Class B1	4,154	134,340
Genesco Inc.[1]	3,132	115,258
Insight Enterprises Inc.[1]	6,878	141,137
Kenneth Cole Productions Inc. Class A	1,332	33,300
Linens ‘n Things Inc.[1]	6,448	162,103

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares	Value
Longs Drug Stores Corp.[2]	4,290	$178,936
Men’s Wearhouse Inc. (The)[1]	7,015	173,271
Movie Gallery Inc.	3,766	26,211
New York & Co. Inc.[1]	2,020	27,270
Nu Skin Enterprises Inc. Class A	7,478	125,930
Pantry Inc. (The)[1]	3,093	119,668
Pep Boys-Manny, Moe & Jack Inc.[2]	8,217	113,395
Pier 1 Imports Inc.	11,283	116,441
Ruby Tuesday Inc.[2]	8,992	197,015
School Specialty Inc.[1]	3,269	110,819
Sports Authority Inc. (The)[1]	3,180	88,531
Stage Stores Inc.	3,867	107,193
Steak n Shake Co. (The)[1]	3,904	71,912
Too Inc.[1]	4,986	141,652
Triarc Companies Inc.[2]	1,955	32,101
Triarc Companies Inc. Class B	4,238	63,019
Zale Corp.[1,2]	7,400	207,422

		3,951,398
SAVINGS & LOANS – 2.45%
BankAtlantic Bancorp Inc. Class A	6,568	91,230
BankUnited Financial Corp. Class A	3,924	93,077
Commercial Capital Bancorp Inc.	6,981	112,115
Fidelity Bankshares Inc.	3,238	91,312
First Niagara Financial Group Inc.	16,909	249,070
Harbor Florida Bancshares Inc.[2]	3,095	109,377
Northwest Bancorp Inc.	2,917	66,012
Provident Financial Services Inc.	9,842	173,219
Provident New York Bancorp	6,521	71,079
Sterling Financial Corp. (Washington)	4,989	124,925

		1,181,416
SEMICONDUCTORS – 3.51%
Amkor Technology Inc.[1]	12,980	68,534
Applied Micro Circuits Corp.[1]	44,776	109,253
Atmel Corp.[1]	63,431	156,040
Axcelis Technologies Inc.[1,2]	14,199	61,766
Brooks Automation Inc.[1]	10,465	122,545
Credence Systems Corp.[1,2]	11,537	88,835
Emulex Corp.[1]	11,800	218,418
Integrated Device Technology Inc.[1]	28,686	283,418
Lattice Semiconductor Corp.[1]	15,162	66,410
MKS Instruments Inc.[1]	5,083	95,916
ON Semiconductor Corp.[1]	14,522	67,382
Photronics Inc.[1]	5,430	$97,740
Skyworks Solutions Inc.[1]	22,409	120,112
TriQuint Semiconductor Inc.[1]	19,505	81,921
Vitesse Semiconductor Corp.[1]	31,190	51,464

		1,689,754
SOFTWARE – 3.04%
American Reprographics Co.[1]	2,695	45,411
Borland Software Corp.[1]	11,425	57,696
CSG Systems International Inc.[1]	6,788	159,586
eFunds Corp.[1]	6,421	132,465
Epicor Software Corp.[1]	5,600	68,768
infoUSA Inc.	4,996	53,557
Keane Inc.[1]	7,669	86,660
Lawson Software Inc.[1,2]	8,437	64,627
MoneyGram International Inc.	12,593	306,010
NDCHealth Corp.	5,112	96,310
NetIQ Corp.[1,2]	7,803	93,558
Parametric Technology Corp.[1]	38,402	249,997
Renaissance Learning Inc.	822	12,371
Schawk Inc.	636	12,675
SYNNEX Corp.[1]	1,254	22,208

		1,461,899
TELECOMMUNICATIONS – 2.04%
Anixter International Inc.	4,512	167,305
Arris Group Inc.[1]	11,688	96,660
Centennial Communications Corp.[1]	3,385	50,132
CommScope Inc.[1,2]	7,666	149,640
General Communication Inc. Class A1	6,006	57,718
Harmonic Inc.[1]	10,262	47,308
Powerwave Technologies Inc.[1]	14,952	167,612
Premiere Global Services Inc.[1]	9,243	78,381
Price Communications Corp.[1]	6,001	91,335
UTStarcom Inc.[1,2]	14,138	78,042

		984,133
TEXTILES – 0.31%
G&K Services Inc. Class A	2,782	105,410
UniFirst Corp.	1,279	44,842

		150,252
TOYS, GAMES & HOBBIES – 0.35%
JAKKS Pacific Inc.[1]	3,712	68,227
RC2 Corp.[1]	2,889	101,057

		169,284

60	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
TRANSPORTATION – 2.99%
EGL Inc.[1]	4,981	$139,617
Florida East Coast Industries Inc.[2]	2,593	113,029
Genesee & Wyoming Inc. Class A1,2	3,530	113,137
Kirby Corp.[1]	2,875	148,551
Knightsbridge Tankers Ltd.	2,430	68,939
Offshore Logistics Inc.[1]	3,070	104,380
Old Dominion Freight Line Inc.[1]	2,721	96,296
OMI Corp.	12,059	218,027
Pacer International Inc.	5,358	138,504
SIRVA Inc.[1]	3,542	24,900
Swift Transportation Co. Inc.[1,2]	6,983	127,440
Werner Enterprises Inc.[2]	8,131	145,708

		1,438,528

TOTAL COMMON STOCKS (Cost: $47,671,533)		48,127,997
SHORT-TERM INVESTMENTS – 14.54%
CERTIFICATES OF DEPOSIT[3] – 1.49%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$16,885	16,885
Bank of Nova Scotia
3.79%, 01/03/06	13,508	13,507
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	30,393	30,392
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	50,655	50,655
Credit Suisse New York
3.98%, 07/19/06	84,425	84,425
Dexia Credit Local
4.02%, 08/30/06	16,885	16,882
Fortis Bank NY
3.83% - 3.84%, 01/25/06	50,655	50,655
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	87,802	87,802
HSBC Bank USA N.A.
3.72%, 08/03/06	16,885	16,889
Nordea Bank AB
3.80%, 10/02/06	20,262	20,258

Security	Principal	Value
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	$50,655	$50,647
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	52,343	52,336
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	92,867	92,870
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	27,016	27,016
Unicredito Italiano SpA
3.80%, 06/14/06	43,901	43,891
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	61,123	61,123

		716,233
COMMERCIAL PAPER[3] – 3.85%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	33,770	33,548
Amsterdam Funding Corp.
4.05%, 11/01/05	50,655	50,657
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	84,425	84,304
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	118,194	117,835
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	45,349	45,140
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	42,212	42,045
CC USA Inc.
4.23%, 04/21/06	10,131	9,927
Chariot Funding LLC
4.00%, 11/23/05	30,160	30,086

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Principal	Value
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	$43,225	$43,081
Dorada Finance Inc.
3.76%, 01/26/06	3,377	3,347
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	32,081	31,985
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	51,332	51,145
Ford Credit Auto Receivables
4.00%, 12/12/05	5,618	5,592
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	158,944	158,382
Galaxy Funding Inc.
4.23%, 04/18/06	9,692	9,501
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	58,715	58,657
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	50,655	50,426
General Electric Co.
3.98%, 12/30/05	16,885	16,775
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	107,871	107,726
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	42,212	42,081
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	81,048	80,499
HSBC PLC
3.88%, 02/03/06	10,131	10,028
Jupiter Securitization Corp.
4.01%, 11/29/05	39,674	39,550
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	70,579	70,203
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	$27,016	$26,941
Nordea North America Inc.
4.16%, 04/04/06	35,458	34,828
Park Avenue Receivables Corp.
4.00%, 11/22/05	52,563	52,441
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	131,365	130,972
Park Sienna LLC
4.01%, 11/23/05	6,777	6,760
Polonius Inc.
4.01%, 11/23/05	18,573	18,528
Preferred Receivables Funding
4.01%, 11/29/05	9,184	9,155
Ranger Funding Co. LLC
4.03%, 11/30/05	35,744	35,628
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	33,770	33,374
Sedna Finance Inc.
3.92%, 02/21/06	8,442	8,340
Sigma Finance Inc.
4.16%, 04/06/06	20,262	19,897
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	25,665	25,546
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	94,733	94,509
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	7,265	7,247
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	22,573	22,413
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	136,403	135,970

		1,855,069

62	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
LOAN PARTICIPATIONS[3] – 0.04%
Army & Air Force Exchange Service
3.86%, 11/03/05	$16,885	$16,885

		16,885
MEDIUM-TERM NOTES[3] – 0.13%
Dorada Finance Inc.
3.93%, 07/07/06[4]	10,469	10,468
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	54,032	54,027

		64,495
MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	14,278	14,278

		14,278
REPURCHASE AGREEMENTS[3] – 2.84%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $337,736 and an effective yield of 4.03%.[7]	$337,698	337,698
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $337,736 and an effective yield of 4.03%.[7]	337,698	337,698
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $439,057 and an effective yield of 4.03%.[7]	439,008	439,008
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $84,434 and an effective yield of 4.05%.[7]	84,425	84,425

Security	Principal	Value
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $168,868 and an effective yield of 4.03%.[7]	$168,849	$168,849

		1,367,678
TIME DEPOSITS[3] – 0.30%
Deutsche Bank
4.03%, 11/01/05	44,207	44,207
SunTrust Bank
3.97%, 11/01/05	101,310	101,310

		145,517
VARIABLE & FLOATING RATE NOTES[3] – 5.86%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	105,193	105,218
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	130,014	130,012
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	55,720	55,720
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	18,573	18,585
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	109,752	109,817
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	21,950	21,950
Bank of America N.A.
3.81%, 08/10/06	168,849	168,849
Bank of Ireland
3.97%, 11/17/06[4]	33,770	33,770
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	84,087	84,082
BMW US Capital LLC
3.94%, 11/15/06[4]	33,770	33,770

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Principal	Value
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	$90,841	$90,837
Commodore CDO Ltd.
3.91%, 06/13/06[4]	8,442	8,442
DEPFA Bank PLC
3.88%, 09/15/06	33,770	33,770
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	53,694	53,696
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	33,770	33,770
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	33,770	33,770
Fifth Third Bancorp.
3.99%, 09/22/06[4]	67,540	67,540
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	23,639	23,640
General Electric Capital Corp.
4.04%, 10/06/06	15,196	15,209
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	25,327	25,327
Hartford Life Global Funding Trusts
3.96%, 08/15/06	33,770	33,770
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	33,770	33,770
HSBC Bank USA N.A.
4.20%, 05/04/06	11,819	11,824
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	64,163	64,163
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	35,418	35,419
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	131,702	131,712
Lothian Mortgages PLC
4.02%, 01/24/06[4]	16,885	16,885
Marshall & Ilsley Bank
4.10%, 02/20/06	33,770	33,782
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	$100,972	$101,041
Mound Financing PLC
3.94%, 11/08/06[4]	67,540	67,540
Natexis Banques Populaires
3.95%, 10/16/06[4]	25,327	25,327
National City Bank (Ohio)
3.83%, 01/06/06	16,885	16,884
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	124,948	124,957
Nordea Bank AB
3.92%, 08/11/06[4]	59,097	59,097
Northern Rock PLC
3.87%, 08/03/06[4]	40,524	40,525
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	91,854	91,853
Principal Life Income Funding Trusts
3.74%, 05/10/06	25,327	25,328
Royal Bank of Scotland
3.80%, 04/05/06	45,167	45,160
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	28,704	28,704
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	138,794	138,793
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	33,770	33,770
Strips III LLC
4.08%, 07/24/06[4,8]	9,511	9,511
SunTrust Bank
4.19%, 04/28/06	50,655	50,655
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	75,307	75,299
Toyota Motor Credit Corp.
3.95%, 04/10/06	15,196	15,196
Union Hamilton Special Funding LLC
4.00%, 03/28/06	33,770	33,770

64	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL CORE INDEX FUND

October 31, 2005

Security	Principal	Value
US Bank N.A.
4.01%, 09/29/06	$15,196	$15,193
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	75,126	75,126
Wells Fargo & Co.
3.96%, 09/15/06[4]	16,885	16,886
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	59,097	59,093
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	86,451	86,449
Winston Funding Ltd.
4.26%, 01/23/06[4]	24,112	24,112
World Savings Bank
3.89%, 03/09/06	50,655	50,654

		2,820,022

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,000,177)		7,000,177

TOTAL INVESTMENTS IN SECURITIES – 114.48% (Cost: $54,671,710)		55,128,174
Other Assets, Less Liabilities – (14.48)%		(6,974,125)

NET ASSETS – 100.00%		$48,154,049

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.96%
ADVERTISING – 0.35%
Marchex Inc. Class B1,2	2,211	$37,255
Ventiv Health Inc.[1]	2,922	73,751

		111,006
AEROSPACE & DEFENSE – 1.04%
ARGON ST Inc.[1]	1,201	31,826
Engineered Support Systems Inc.	4,512	182,510
Teledyne Technologies Inc.[1]	3,319	117,028

		331,364
AGRICULTURE – 0.13%
Tejon Ranch Co.[1]	956	42,446

		42,446
AIRLINES – 0.44%
AirTran Holdings Inc.[1,2]	9,320	139,427

		139,427
APPAREL – 0.85%
Carter’s Inc.[1]	1,963	123,963
Quiksilver Inc.[1]	12,800	147,584

		271,547
BANKS – 1.80%
Bank of the Ozarks Inc.[2]	1,138	39,910
PrivateBancorp Inc.[2]	2,192	74,462
Signature Bank[1]	2,672	77,488
SVB Financial Group[1]	3,865	192,129
Texas Capital Bancshares Inc.[1]	2,561	54,831
Wintrust Financial Corp.	2,551	136,938

		575,758
BEVERAGES – 0.26%
Hansen Natural Corp.[1]	1,654	83,560

		83,560
BIOTECHNOLOGY – 2.27%
Alexion Pharmaceuticals Inc.[1]	3,327	91,127
ICOS Corp.[1]	6,319	170,487
Integra LifeSciences Holdings Corp.[1]	1,969	67,930
Martek Biosciences Corp.[1,2]	3,358	103,661
Nektar Therapeutics[1]	9,243	139,200
Serologicals Corp.[1]	3,648	71,063
Telik Inc.[1,2]	5,602	83,694

		727,162
BUILDING MATERIALS – 0.08%
Trex Co. Inc.[1,2]	1,149	23,865

		23,865
CHEMICALS – 0.29%
Symyx Technologies Inc.[1]	3,469	$92,761

		92,761
COAL – 0.30%
Alpha Natural Resources Inc.[1]	4,007	95,166

		95,166
COMMERCIAL SERVICES – 6.06%
Aaron Rents Inc.	4,241	83,548
Advisory Board Co. (The)[1]	1,909	92,109
Bright Horizons Family Solutions Inc.[1]	2,920	116,712
Chemed Corp.	2,755	132,460
Corinthian Colleges Inc.[1]	9,845	122,472
CoStar Group Inc.[1,2]	1,791	85,878
CRA International Inc.[1]	1,213	53,687
DeVry Inc.[1,2]	6,652	150,335
Educate Inc.[1]	2,186	25,751
Euronet Worldwide Inc.[1,2]	3,299	92,702
First Advantage Corp. Class A1	796	20,839
iPayment Holdings Inc.[1]	1,443	51,890
Jackson Hewitt Tax Service Inc.	3,478	85,976
Labor Ready Inc.[1]	4,563	106,546
Navigant Consulting Inc.[1]	5,290	110,931
PRA International[1]	2,078	55,192
Resources Connection Inc.[1,2]	5,155	147,175
Rollins Inc.	3,820	72,656
Sotheby’s Holdings Inc. Class A1	4,985	77,616
Strayer Education Inc.	1,596	142,858
TNS Inc.[1]	2,508	44,091
Universal Technical Institute Inc.[1]	2,214	69,365

		1,940,789
COMPUTERS – 4.36%
Advanced Digital Information Corp.[1]	6,948	63,505
Anteon International Corp.[1]	3,573	161,500
FactSet Research Systems Inc.	3,977	139,473
Henry (Jack) & Associates Inc.	8,305	149,324
Kanbay International Inc.[1]	2,493	36,348
Kronos Inc.[1]	3,348	153,539
Manhattan Associates Inc.[1]	3,192	70,894
Mercury Computer Systems Inc.[1]	2,300	43,677
MICROS Systems Inc.[1]	4,117	189,053
M-Systems Flash Disk Pioneers Ltd.[1]	3,569	113,102
SRA International Inc. Class A1	3,821	125,405
Synaptics Inc.[1]	2,872	66,717
TALX Corp.	2,133	84,317

		1,396,854

66	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
COSMETICS & PERSONAL CARE – 0.18%
Chattem Inc.[1]	1,717	$56,661

		56,661
DISTRIBUTION & WHOLESALE – 1.21%
Beacon Roofing Supply Inc.[1]	1,919	52,312
Central European Distribution Corp.[1]	1,322	52,629
ScanSource Inc.[1]	1,360	77,030
SCP Pool Corp.	5,728	206,036

		388,007
DIVERSIFIED FINANCIAL SERVICES – 1.46%
Asset Acceptance Capital Corp.[1]	1,651	43,735
Calamos Asset Management Inc. Class A	2,516	61,114
GFI Group Inc.[1]	737	33,136
Greenhill & Co. Inc.	998	47,854
National Financial Partners Corp.	3,553	160,702
optionsXpress Holdings Inc.	2,940	55,448
Portfolio Recovery Associates Inc.[1]	1,703	66,247

		468,236
ELECTRIC – 0.05%
Ormat Technologies Inc.	702	14,307

		14,307
ELECTRICAL COMPONENTS & EQUIPMENT – 0.56%
Intermagnetics General Corp.[1]	3,016	86,408
Littelfuse Inc.[1]	2,437	59,731
Vicor Corp.	2,036	34,307

		180,446
ELECTRONICS – 2.16%
Cymer Inc.[1]	3,998	139,330
Dionex Corp.[1]	2,287	110,759
Dolby Laboratories Inc. Class A1	3,298	53,098
FEI Co.[1,2]	2,706	51,143
Identix Inc.[1,2]	9,667	42,825
II-VI Inc.[1]	2,689	47,918
Ionatron Inc.[1,2]	2,633	27,620
Itron Inc.[1]	2,534	110,128
Rogers Corp.[1,2]	1,830	68,351
Taser International Inc.[1,2]	6,703	41,223

		692,395
ENERGY-ALTERNATE SOURCES – 1.18%
Covanta Holding Corp.[1]	11,751	136,194
Headwaters Inc.[1,2]	4,505	143,439
KFx Inc.[1,2]	6,768	98,610

		378,243
ENGINEERING & CONSTRUCTION – 0.16%
Insituform Technologies Inc. Class A1	2,923	$52,497

		52,497
ENTERTAINMENT – 0.87%
Alliance Gaming Corp.[1]	5,116	55,304
Great Wolf Resorts Inc.[1]	2,938	25,854
Macrovision Corp.[1]	5,383	101,416
Shuffle Master Inc.[1,2]	3,813	96,698

		279,272
ENVIRONMENTAL CONTROL – 0.94%
Mine Safety Appliances Co.[2]	3,011	126,131
Waste Connections Inc.[1]	5,228	174,458

		300,589
FOOD – 0.31%
United Natural Foods Inc.[1,2]	3,570	100,353

		100,353
HEALTH CARE - PRODUCTS – 9.20%
Advanced Medical Optics Inc.[1,2]	7,061	251,936
Advanced Neuromodulation Systems Inc.[1]	2,182	133,080
Align Technology Inc.[1,2]	3,419	25,232
American Medical Systems Holdings Inc.[1]	6,950	113,633
Arrow International Inc.	2,413	69,832
ArthroCare Corp.[1,2]	2,641	97,004
Aspect Medical Systems Inc.[1,2]	1,667	54,378
Biosite Inc.[1]	1,840	101,623
Cyberonics Inc.[1,2]	2,341	70,277
Diagnostic Products Corp.	2,476	104,240
DJ Orthopedics Inc.[1]	1,952	56,764
FoxHollow Technologies Inc.[1,2]	1,399	63,389
Haemonetics Corp.[1]	2,744	132,947
Hologic Inc.[1]	2,371	131,496
ICU Medical Inc.[1]	1,369	47,792
Immucor Inc.[1]	4,884	126,593
Intuitive Surgical Inc.[1,2]	3,653	324,131
Kyphon Inc.[1,2]	3,922	157,233
Laserscope[1,2]	2,038	55,046
LCA-Vision Inc.	1,823	76,584
PolyMedica Corp.	2,629	86,783
SurModics Inc.[1]	1,658	65,524
Symmetry Medical Inc.[1]	2,517	55,726
Syneron Medical Ltd.[1]	1,467	52,724
TECHNE Corp.[1]	3,951	214,223
Thoratec Corp.[1]	4,541	89,821
Ventana Medical Systems Inc.[1]	3,498	134,078
Wright Medical Group Inc.[1,2]	2,866	53,336

		2,945,425

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
HEALTH CARE - SERVICES – 3.73%
American Healthways Inc.[1,2]	3,546	$143,826
AmSurg Corp.[1]	3,183	75,596
Centene Corp.[1]	4,521	91,098
LabOne Inc.[1]	1,870	82,037
LifePoint Hospitals Inc.[1]	5,566	217,631
MedCath Corp.[1]	559	10,280
Psychiatric Solutions Inc.[1]	2,592	141,782
Radiation Therapy Services Inc.[1]	1,209	36,318
Sunrise Senior Living Inc.[1]	3,898	126,061
United Surgical Partners International Inc.[1]	4,687	168,029
Wellcare Health Plans Inc.[1]	3,198	100,737

		1,193,395
HOLDING COMPANIES - DIVERSIFIED – 0.10%
Resource America Inc. Class A	1,897	30,807

		30,807
HOME BUILDERS – 0.34%
Champion Enterprises Inc.[1]	7,885	109,444

		109,444
HOME FURNISHINGS – 0.12%
TiVo Inc.[1,2]	8,087	39,141

		39,141
HOUSEHOLD PRODUCTS & WARES – 0.49%
Prestige Brands Holdings Inc.[1]	3,833	46,188
Yankee Candle Co. Inc. (The)	4,935	111,580

		157,768
INTERNET – 8.88%
Akamai Technologies Inc.[1,2]	14,255	247,182
aQuantive Inc.[1,2]	5,981	129,489
Avocent Corp.[1]	5,364	164,460
CNET Networks Inc.[1,2]	14,423	196,009
Digital Insight Corp.[1]	3,613	107,776
Digital River Inc.[1,2]	3,718	104,141
Digitas Inc.[1]	9,454	102,103
Equinix Inc.[1,2]	1,798	66,328
eResearch Technology Inc.[1,2]	4,309	61,748
F5 Networks Inc.[1]	4,093	212,959
GSI Commerce Inc.[1]	1,873	29,931
InfoSpace Inc.[1]	3,122	78,425
Internet Security Systems Inc.[1]	4,083	100,564
j2 Global Communications Inc.[1]	2,514	111,144
Jupitermedia Corp.[1,2]	2,352	39,984
NetFlix Inc.[1,2]	2,863	$75,612
NetRatings Inc.[1]	1,129	16,800
1-800-FLOWERS.COM Inc.[1]	2,750	18,673
Openwave Systems Inc.[1,2]	7,491	133,864
Opsware Inc.[1]	8,650	44,461
Overstock.com Inc.[1,2]	1,360	45,329
Priceline.com Inc.[1]	2,631	49,910
RealNetworks Inc.[1]	12,160	94,848
Sapient Corp.[1]	8,768	45,506
TIBCO Software Inc.[1]	21,507	163,238
Travelzoo Inc.[1,2]	266	4,953
ValueClick Inc.[1,2]	9,702	169,785
WebEx Communications Inc.[1,2]	3,422	78,398
Websense Inc.[1,2]	2,530	149,472

		2,843,092
LEISURE TIME – 0.45%
Life Time Fitness Inc.[1]	1,981	73,574
Marine Products Corp.	1,669	15,922
WMS Industries Inc.[1,2]	2,222	55,839

		145,335
LODGING – 0.53%
Gaylord Entertainment Co.[1]	4,287	169,251

		169,251
MACHINERY – 1.09%
Bucyrus International Inc. Class A	2,181	90,621
Cognex Corp.	4,312	123,237
Wabtec Corp.	4,955	134,776

		348,634
MANUFACTURING – 1.48%
Actuant Corp. Class A	2,858	139,185
Ceradyne Inc.[1,2]	2,445	95,844
Hexcel Corp.[1]	7,148	113,081
Matthews International Corp. Class A	3,500	125,790

		473,900
MEDIA – 1.25%
Central European Media Enterprises Ltd.[1]	2,281	106,044
Crown Media Holdings Inc.[1,2]	963	10,304
Cumulus Media Inc. Class A1,2	5,757	70,005
Entravision Communications Corp.[1]	6,140	50,348
Radio One Inc.[1]	2,132	25,264
Radio One Inc. Class D1	7,320	86,376
Salem Communications Corp. Class A1	1,271	23,793
Spanish Broadcasting System Inc. Class A1	4,329	26,407

		398,541

68	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
MINING – 0.56%
Apex Silver Mines Ltd.[1]	5,253	$80,476
Coeur d’Alene Mines Corp.[1]	25,932	97,764

		178,240
OIL & GAS – 3.97%
ATP Oil & Gas Corp.[1]	2,048	64,983
Atwood Oceanics Inc.[1]	1,421	100,067
Bill Barrett Corp.[1]	3,032	96,509
Cheniere Energy Inc.[1]	5,511	205,175
Crosstex Energy Inc.	873	57,801
Grey Wolf Inc.[1]	20,678	158,807
Pioneer Drilling Co.[1]	4,173	71,483
TODCO Class A	6,590	294,903
Unit Corp.[1]	4,183	219,189

		1,268,917
OIL & GAS SERVICES – 3.90%
Cal Dive International Inc.[1]	3,877	238,591
CARBO Ceramics Inc.	2,090	123,644
Core Laboratories NV1,2	2,841	91,509
Dril-Quip Inc.[1]	810	33,129
Global Industries Ltd.[1]	8,373	106,421
Hydril Co. LP1	2,112	140,110
Newpark Resources Inc.[1]	9,176	74,326
Superior Energy Services Inc.[1]	8,139	165,873
Tetra Technologies Inc.[1]	3,722	104,104
Universal Compression Holdings Inc.[1]	2,230	79,500
W-H Energy Services Inc.[1]	3,021	91,536

		1,248,743
PACKAGING & CONTAINERS – 0.23%
Greif Inc. Class A	1,220	74,420

		74,420
PHARMACEUTICALS – 5.64%
Alkermes Inc.[1]	9,720	158,339
Connetics Corp.[1,2]	3,881	50,608
CV Therapeutics Inc.[1]	4,731	118,559
Eyetech Pharmaceuticals Inc.[1]	3,609	63,663
First Horizon Pharmaceutical Corp.[1,2]	2,927	42,237
HealthExtras Inc.[1]	2,470	51,994
Idenix Pharmaceuticals Inc.[1]	2,184	45,449
K-V Pharmaceutical Co. Class A1	3,922	67,184
Mannatech Inc.[2]	1,647	15,152
MannKind Corp.[1,2]	2,378	26,895
Medicines Co. (The)[1]	4,881	$83,660
Medicis Pharmaceutical Corp. Class A2	6,071	179,095
Neurocrine Biosciences Inc.[1,2]	3,966	209,484
NPS Pharmaceuticals Inc.[1]	4,976	49,063
Onyx Pharmaceuticals Inc.[1,2]	3,582	92,022
Pharmion Corp.[1]	2,118	40,009
Salix Pharmaceuticals Ltd.[1,2]	4,831	86,668
Tanox Inc.[1]	2,632	36,743
Taro Pharmaceutical Industries Ltd.[1]	2,641	58,102
Theravance Inc.[1]	4,418	95,738
United Therapeutics Inc.[1]	2,449	180,883
USANA Health Sciences Inc.[1]	1,180	51,944

		1,803,491
REAL ESTATE INVESTMENT TRUSTS – 1.26%
Affordable Residential Communities Inc.	3,237	32,338
BioMed Realty Trust Inc.	4,858	121,499
Fieldstone Investment Corp.	5,339	54,511
Global Signal Inc.	2,261	93,718
U-Store-It Trust	4,883	101,859

		403,925
RETAIL – 5.81%
AC Moore Arts & Crafts Inc.[1,2]	1,466	20,172
Aeropostale Inc.[1]	6,051	118,237
Build-A-Bear Workshop Inc.[1,2]	1,148	27,506
Children’s Place Retail Stores Inc. (The)[1]	1,528	65,597
Coldwater Creek Inc.[1,2]	3,947	106,530
Dick’s Sporting Goods Inc.[1,2]	3,551	106,281
Guitar Center Inc.[1]	2,737	142,625
Hibbet Sporting Goods Inc.[1]	3,311	86,848
Hot Topic Inc.[1,2]	4,977	74,108
99 Cents Only Stores[1]	5,337	51,502
P.F. Chang’s China Bistro Inc.[1,2]	2,625	120,068
Panera Bread Co. Class A1	3,117	184,495
Rare Hospitality International Inc.[1]	3,691	112,797
Red Robin Gourmet Burgers Inc.[1,2]	1,378	66,461
Select Comfort Corp.[1,2]	3,961	86,746
Stein Mart Inc.	2,907	53,343
Texas Roadhouse Inc. Class A1	5,114	80,494
Tractor Supply Co.[1]	3,827	185,610
Tuesday Morning Corp.	3,230	77,488
World Fuel Services Corp.	2,917	93,052

		1,859,960

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares	Value
SAVINGS & LOANS – 1.04%
Brookline Bancorp Inc.[2]	6,717	$94,374
KNBT Bancorp Inc.	3,721	59,424
NewAlliance Bancshares Inc.	12,435	179,313

		333,111
SEMICONDUCTORS – 7.18%
AMIS Holdings Inc.[1]	3,639	40,538
ATMI Inc.[1,2]	4,037	110,250
Cabot Microelectronics Corp.[1,2]	2,676	78,674
Cypress Semiconductor Corp.[1]	14,557	197,975
DSP Group Inc.[1]	3,113	76,518
Entegris Inc.[1]	12,880	125,709
Exar Corp.[1]	3,810	47,968
FormFactor Inc.[1]	3,199	78,759
Genesis Microchip Inc.[1,2]	3,611	69,476
Micrel Inc.[1]	7,269	72,690
Microsemi Corp.[1]	6,371	147,616
OmniVision Technologies Inc.[1,2]	6,163	79,441
PMC-Sierra Inc.[1,2]	19,769	140,360
Power Integrations Inc.[1,2]	3,168	66,876
Rambus Inc.[1]	10,460	133,365
Semtech Corp.[1]	8,098	122,118
SigmaTel Inc.[1,2]	2,901	39,483
Silicon Image Inc.[1]	8,227	75,524
Silicon Laboratories Inc.[1]	4,395	141,387
SiRF Technology Holdings Inc.[1]	3,874	99,910
Tessera Technologies Inc.[1]	4,773	133,167
Varian Semiconductor Equipment Associates Inc.[1]	3,958	149,692
Zoran Corp.[1]	4,719	69,275

		2,296,771
SOFTWARE – 7.93%
Advent Software Inc.[1,2]	2,481	76,216
Allscripts Healthcare Solutions Inc.[1,2]	3,119	49,904
Altiris Inc.[1]	2,186	36,943
ANSYS Inc.[1]	3,374	125,715
Avid Technology Inc.[1]	4,497	221,387
Blackbaud Inc.	1,476	21,254
Dendrite International Inc.[1]	4,166	73,113
Eclipsys Corp.[1]	4,237	67,792
FileNET Corp.[1]	4,285	120,623
Hyperion Solutions Corp.[1]	4,248	205,433
IDX Systems Corp.[1]	2,313	$100,361
Informatica Corp.[1]	9,425	112,158
InPhonic Inc.[1,2]	2,099	30,352
ManTech International Corp. Class A1	1,870	51,799
Midway Games Inc.[1,2]	2,633	49,184
Progress Software Corp.[1]	4,172	129,916
Quality Systems Inc.	826	55,218
Quest Software Inc.[1]	5,622	78,202
Salesforce.com Inc.[1]	8,477	211,840
SERENA Software Inc.[1]	2,961	64,816
SS&C Technologies Inc.	1,853	66,412
Take-Two Interactive Software Inc.[1]	7,651	157,993
THQ Inc.[1,2]	6,726	155,909
Transaction Systems Architects Inc. Class A1	4,161	112,389
Verint Systems Inc.[1]	1,359	52,036
Wind River Systems Inc.[1]	8,479	111,075

		2,538,040
STORAGE & WAREHOUSING – 0.23%
Mobile Mini Inc.[1,2]	1,593	74,361

		74,361
TELECOMMUNICATIONS – 5.34%
Aeroflex Inc.[1]	8,139	73,739
Comtech Telecommunications Corp.[1]	2,342	89,839
Extreme Networks Inc.[1]	11,798	56,984
Foundry Networks Inc.[1]	12,939	154,362
InterDigital Communications Corp.[1]	5,937	113,931
Ixia[1]	3,807	48,044
NETGEAR Inc.[1,2]	3,479	68,014
Newport Corp.[1]	4,690	61,158
Plantronics Inc.	5,186	154,802
Polycom Inc.[1]	10,829	165,684
RF Micro Devices Inc.[1]	20,315	106,451
SafeNet Inc.[1]	2,581	85,612
SBA Communications Corp.[1]	8,588	126,845
Sonus Networks Inc.[1]	26,847	117,053
Syniverse Holdings Inc.[1]	3,090	55,929
Tekelec[1]	6,848	93,955
UbiquiTel Inc.[1]	8,137	70,304
Viasat Inc.[1]	2,716	67,330

		1,710,036

70	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
TOYS, GAMES & HOBBIES – 0.15%
LeapFrog Enterprises Inc.[1,2]	3,211	$48,165

		48,165
TRANSPORTATION – 1.75%
Forward Air Corp.	3,507	124,323
Heartland Express Inc.	4,989	98,533
Hub Group Inc. Class A1	2,096	76,232
Kansas City Southern Industries Inc.[1]	6,887	152,616
Knight Transportation Inc.[2]	3,996	108,731

		560,435

TOTAL COMMON STOCKS (Cost: $31,969,594)		31,996,059
SHORT-TERM INVESTMENTS – 14.83%
CERTIFICATES OF DEPOSIT[3] – 1.52%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$11,455	11,451
Bank of Nova Scotia
3.79%, 01/03/06	9,164	9,164
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	20,620	20,619
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	34,366	34,366
Credit Suisse New York
3.98%, 07/19/06	57,276	57,276
Dexia Credit Local
4.02%, 08/30/06	11,455	11,453
Fortis Bank NY
3.83% - 3.84%, 01/25/06	34,366	34,366
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	59,567	59,568
HSBC Bank USA N.A.
3.72%, 08/03/06	11,455	11,458
Nordea Bank AB
3.80%, 10/02/06	13,746	13,743
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	34,366	34,361
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	35,511	35,506

Security	Principal	Value
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	$63,004	$63,005
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	18,328	18,328
Unicredito Italiano SpA
3.80%, 06/14/06	29,784	29,777
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	41,468	41,467

		485,908
COMMERCIAL PAPER[3] – 3.93%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	22,911	22,759
Amsterdam Funding Corp.
4.05%, 11/01/05	34,366	34,366
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	57,276	57,194
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	80,187	79,943
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	30,766	30,624
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	28,638	28,524
CC USA Inc.
4.23%, 04/21/06	6,873	6,735
Chariot Funding LLC
4.00%, 11/23/05	20,461	20,411
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	29,326	29,228
Dorada Finance Inc.
3.76%, 01/26/06	2,291	2,270
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	21,765	21,700
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	34,825	34,699

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Ford Credit Auto Receivables
4.00%, 12/12/05	$3,811	$3,794
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	107,833	107,451
Galaxy Funding Inc.
4.23%, 04/18/06	6,575	6,446
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	39,834	39,795
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	34,366	34,211
General Electric Co.
3.98%, 12/30/05	11,455	11,381
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	73,183	73,085
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	28,638	28,549
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	54,985	54,613
HSBC PLC
3.88%, 02/03/06	6,873	6,804
Jupiter Securitization Corp.
4.01%, 11/29/05	26,916	26,832
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	47,883	47,628
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	18,328	18,277
Nordea North America Inc.
4.16%, 04/04/06	24,056	23,628
Park Avenue Receivables Corp.
4.00%, 11/22/05	35,661	35,578
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	89,122	88,855
Park Sienna LLC
4.01%, 11/23/05	$4,597	$4,586
Polonius Inc.
4.01%, 11/23/05	12,601	12,570
Preferred Receivables Funding
4.01%, 11/29/05	6,231	6,211
Ranger Funding Co. LLC
4.03%, 11/30/05	24,250	24,171
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	22,911	22,642
Sedna Finance Inc.
3.92%, 02/21/06	5,728	5,658
Sigma Finance Inc.
4.16%, 04/06/06	13,746	13,499
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	17,412	17,331
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	64,270	64,119
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	4,929	4,917
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	15,315	15,206
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	92,540	92,247

		1,258,537
LOAN PARTICIPATIONS[3] – 0.03%
Army & Air Force Exchange Service
3.86%, 11/03/05	11,455	11,455

		11,455
MEDIUM-TERM NOTES[3] – 0.14%
Dorada Finance Inc.
3.93%, 07/07/06[4]	7,102	7,102
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	36,657	36,654

		43,756

72	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	7,179	$7,179

		7,179
REPURCHASE AGREEMENTS[3] – 2.90%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $229,132 and an effective yield of 4.03%.[7]	$229,106	229,106
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $229,132 and an effective yield of 4.03%. [7]	229,106	229,106
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $297,871 and an effective yield of 4.03%.[7]	297,838	297,838
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $57,282 and an effective yield of 4.05%.[7]	57,276	57,276
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $114,566 and an effective yield of 4.03%.[7]	114,553	114,553

		927,879
TIME DEPOSITS[3] – 0.31%
Deutsche Bank
4.03%, 11/01/05	29,992	29,992
SunTrust Bank
3.97%, 11/01/05	68,732	68,732

		98,724

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[3] – 5.98%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	$71,366	$71,384
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	88,206	88,206
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	37,802	37,802
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	12,601	12,609
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	74,459	74,504
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	14,892	14,892
Bank of America N.A.
3.81%, 08/10/06	114,553	114,553
Bank of Ireland
3.97%, 11/17/06[4]	22,911	22,911
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	57,047	57,044
BMW US Capital LLC
3.94%, 11/15/06[4]	22,911	22,911
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	61,629	61,628
Commodore CDO Ltd.
3.91%, 06/13/06[4]	5,728	5,728
DEPFA Bank PLC
3.88%, 09/15/06	22,911	22,911
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	36,428	36,429
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	22,911	22,911
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	22,911	22,910

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
Fifth Third Bancorp.
3.99%, 09/22/06[4]	$45,821	$45,821
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	16,037	16,038
General Electric Capital Corp.
4.04%, 10/06/06	10,310	10,318
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	17,183	17,183
Hartford Life Global Funding Trusts
3.96%, 08/15/06	22,911	22,911
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	22,911	22,911
HSBC Bank USA N.A.
4.20%, 05/04/06	8,019	8,022
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	43,530	43,530
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	24,029	24,029
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	89,351	89,357
Lothian Mortgages PLC
4.02%, 01/24/06[4]	11,455	11,455
Marshall & Ilsley Bank
4.10%, 02/20/06	22,911	22,919
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	68,503	68,549
Mound Financing PLC
3.94%, 11/08/06[4]	45,821	45,821
Natexis Banques Populaires
3.95%, 10/16/06[4]	17,183	17,183
National City Bank (Ohio)
3.83%, 01/06/06	11,455	11,455
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	84,769	84,775
Nordea Bank AB
3.92%, 08/11/06[4]	40,094	40,094
Northern Rock PLC
3.87%, 08/03/06[4]	$27,493	$27,494
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	62,317	62,317
Principal Life Income Funding Trusts
3.74%, 05/10/06	17,183	17,183
Royal Bank of Scotland
3.80%, 04/05/06	30,643	30,638
Sedna Finance Inc.
3.94% - 3.97%, 01/10/06 - 09/20/06[4]	19,474	19,473
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	94,162	94,162
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	22,911	22,911
Strips III LLC
4.08%, 07/24/06[4,8]	6,452	6,452
SunTrust Bank
4.19%, 04/28/06	34,366	34,366
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	51,091	51,087
Toyota Motor Credit Corp.
3.95%, 04/10/06	10,310	10,310
Union Hamilton Special Funding LLC
4.00%, 03/28/06	22,911	22,911
US Bank N.A.
4.01%, 09/29/06	10,310	10,307
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	50,968	50,968
Wells Fargo & Co.
3.96%, 09/15/06[4]	11,455	11,456
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	40,093	40,092
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	58,651	58,650
Winston Funding Ltd.
4.26%, 01/23/06[4]	16,358	16,358

74	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL GROWTH INDEX FUND

October 31, 2005

Security	Principal	Value
World Savings Bank
3.89%, 03/09/06	$34,366	$34,365

		1,913,204

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,746,642)		4,746,642

TOTAL INVESTMENTS IN SECURITIES – 114.79% (Cost: $36,716,236)		36,742,701
Other Assets, Less Liabilities – (14.79)%		(4,733,442)

NET ASSETS – 100.00%		$32,009,259

[1]	Non-income earning security.

[2]	All or a portion of this security represents a security on loan. See Note 5.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
COMMON STOCKS – 99.86%
AGRICULTURE – 0.43%
Universal Corp.	4,703	$176,080
Vector Group Ltd.[1]	3,835	76,547

		252,627
AIRLINES – 1.62%
AMR Corp.[1,2]	27,193	367,377
Continental Airlines Inc. Class B2	15,134	195,985
ExpressJet Holdings Inc.[2]	6,997	62,903
SkyWest Inc.	10,701	313,646

		939,911
APPAREL – 0.78%
Kellwood Co.[1]	5,043	110,492
Russell Corp.[1]	5,235	70,830
Tommy Hilfiger Corp.[2]	16,836	271,060

		452,382
AUTO PARTS & EQUIPMENT – 2.06%
American Axle & Manufacturing Holdings Inc.	8,132	177,278
ArvinMeritor Inc.	12,764	204,607
Bandag Inc.	1,192	50,660
Cooper Tire & Rubber Co.	11,769	160,765
Modine Manufacturing Co.	6,068	200,608
Superior Industries International Inc.[1]	3,973	80,851
Tenneco Inc.[2]	7,711	127,386
Visteon Corp.[2]	23,737	197,729

		1,199,884
BANKS – 10.47%
AMCORE Financial Inc.	4,211	125,109
Central Pacific Financial Corp.	5,528	199,561
Chemical Financial Corp.	4,271	137,483
Chittenden Corp.	8,459	243,365
Citizens Banking Corp.	6,799	198,191
City Holding Co.	3,300	120,912
Community Bank System Inc.[1]	5,616	133,380
First BanCorp (Puerto Rico)[1]	13,716	156,637
First Charter Corp.	5,467	139,354
First Commonwealth Financial Corp.	12,783	168,352
First Financial Bancorp[1]	8,030	150,000
First Merchants Corp.	3,414	85,828
First Midwest Bancorp Inc.	8,546	$324,919
FNB Corp. (Pennsylvania)[1]	9,541	170,975
Gold Bancorp Inc.	7,391	109,535
Hancock Holding Co.	5,342	190,549
Harleysville National Corp.	5,052	103,617
Hudson United Bancorp	8,262	342,625
Independent Bank Corp. (Massachusetts)	2,822	84,632
Irwin Financial Corp.	3,252	67,869
Mid-State Bancshares	4,345	117,880
National Penn Bancshares Inc.	7,220	141,584
NBT Bancorp Inc.	5,982	142,013
Old National Bancorp	12,679	277,797
Pacific Capital Bancorp[1]	7,920	285,674
Park National Corp.[1]	2,122	229,643
Provident Bankshares Corp.	6,072	211,670
R&G Financial Corp. Class B	5,437	53,283
Republic Bancorp Inc.[1]	12,972	177,068
S&T Bancorp Inc.[1]	4,352	161,938
Santander BanCorp	975	24,823
Sterling Bancorp	3,108	60,544
Susquehanna Bancshares Inc.	8,545	197,304
TrustCo Bank Corp. NY1	13,688	176,575
UMB Financial Corp.	2,801	187,611
United Bancshares Inc.[1]	7,551	275,611
WesBanco Inc.	3,801	116,691

		6,090,602
BIOTECHNOLOGY – 0.62%
Applera Corp. - Celera Genomics Group[1,2]	13,444	159,715
Human Genome Sciences Inc.[1,2]	23,935	199,857

		359,572
BUILDING MATERIALS – 1.57%
Lennox International Inc.	9,984	278,454
Texas Industries Inc.	4,171	206,882
York International Corp.	7,613	427,165

		912,501
CHEMICALS – 4.38%
Celanese Corp. Class A	10,890	192,100
Chemtura Corp.	42,854	458,538

76	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
Ferro Corp.	7,688	$137,154
Fuller (H.B.) Co.	5,267	157,852
Georgia Gulf Corp.	6,096	177,394
Hercules Inc.[2]	18,450	205,533
MacDermid Inc.	4,654	130,312
NL Industries Inc.	1,370	23,221
Olin Corp.	12,854	229,830
OM Group Inc.[2]	5,204	83,160
PolyOne Corp.[2]	16,897	97,496
Schulman (A.) Inc.	5,616	114,623
Sensient Technologies Corp.[1]	8,054	142,475
Spartech Corp.	5,917	112,245
Terra Industries Inc.[2]	17,055	104,206
UAP Holding Corp.	6,143	117,331
Westlake Chemical Corp.	2,220	64,602

		2,548,072
COAL – 0.40%
Foundation Coal Holdings Inc.	6,210	232,875

		232,875
COMMERCIAL SERVICES – 2.63%
Alderwoods Group Inc.[2]	7,371	116,020
Banta Corp.	4,566	229,852
Dollar Thrifty Automotive Group Inc.[2]	4,299	162,072
NCO Group Inc.[2]	5,401	97,056
PHH Corp.[2]	9,653	271,539
Pre-Paid Legal Services Inc.[1]	2,656	113,677
Quanta Services Inc.[2]	18,679	214,622
Stewart Enterprises Inc. Class A	17,693	90,234
United Rentals Inc.[2]	12,091	236,621

		1,531,693
COMPUTERS – 1.76%
Brocade Communications Systems Inc.[2]	48,179	179,226
Gateway Inc.[1,2]	42,675	121,624
Imation Corp.	6,168	264,052
Maxtor Corp.[2]	45,544	159,404
Palm Inc.[2]	7,696	197,710
Quantum Corp.[2]	33,050	99,811

		1,021,827
COSMETICS & PERSONAL CARE – 0.14%
Revlon Inc. Class A2	27,334	80,362

		80,362
DISTRIBUTION & WHOLESALE – 0.84%
Owens & Minor Inc.	7,207	$212,246
United Stationers Inc.[2]	6,093	276,439

		488,685
DIVERSIFIED FINANCIAL SERVICES – 0.74%
Doral Financial Corp.	17,044	145,897
Metris Companies Inc.[2]	10,672	156,772
Piper Jaffray Companies Inc.[2]	3,775	129,671

		432,340
ELECTRIC – 5.44%
ALLETE Inc.	4,839	212,964
Aquila Inc.[2]	43,379	153,562
Avista Corp.	8,919	156,261
Black Hills Corp.	5,951	247,383
Calpine Corp.[1,2]	81,883	194,882
CH Energy Group Inc.[1]	2,892	134,623
Cleco Corp.	9,084	192,581
Duquesne Light Holdings Inc.	14,099	235,312
El Paso Electric Co.[2]	8,757	189,589
Empire District Electric Co. (The)	4,705	95,041
IDACORP Inc.[1]	7,637	220,480
MGE Energy Inc.	3,721	131,872
Otter Tail Corp.	4,713	140,683
PNM Resources Inc.	10,754	272,614
Sierra Pacific Resources Corp.[2]	21,570	279,331
UIL Holdings Corp.	2,427	120,136
UniSource Energy Corp.	5,909	188,911

		3,166,225
ELECTRICAL COMPONENTS & EQUIPMENT – 0.62%
Energy Conversion Devices Inc.[2]	6,000	185,640
EnerSys[2]	3,740	56,025
General Cable Corp.[2]	7,222	117,357

		359,022
ELECTRONICS – 0.81%
Checkpoint Systems Inc.[2]	6,918	166,032
Cubic Corp.	2,939	48,229
Technitrol Inc.	6,803	114,426
Woodward Governor Co.	1,764	140,944

		469,631

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 1.96%
Granite Construction Inc.	5,922	$201,999
Shaw Group Inc. (The)[2]	14,262	382,222
URS Corp.[2]	7,871	318,225
Washington Group International Inc.[2]	4,829	240,001

		1,142,447
ENTERTAINMENT – 0.14%
Churchill Downs Inc.	1,645	52,821
Magna Entertainment Corp. Class A1,2	4,222	28,203

		81,024
ENVIRONMENTAL CONTROL – 0.19%
Metal Management Inc.	4,624	111,947

		111,947
FOOD – 2.23%
Chiquita Brands International Inc.	7,137	197,053
Corn Products International Inc.	13,576	323,245
Fresh Del Monte Produce Inc.	4,602	119,974
Gold Kist Inc.[1,2]	9,331	160,400
Great Atlantic & Pacific Tea Co.[2]	3,004	84,382
Lance Inc.	5,341	93,628
Ruddick Corp.	6,411	141,106
Sanderson Farms Inc.[1]	3,641	125,651
Weis Markets Inc.	1,413	53,906

		1,299,345
FOREST PRODUCTS & PAPER – 0.86%
Glatfelter Co.	7,059	95,932
Potlatch Corp.	5,413	242,123
Schweitzer-Mauduit International Inc.	2,753	66,678
Wausau Paper Corp.	8,893	97,378

		502,111
GAS – 2.90%
Laclede Group Inc. (The)	3,632	108,597
New Jersey Resources Corp.	5,068	218,735
Nicor Inc.	8,102	317,598
Northwest Natural Gas Co.	5,028	173,969
Peoples Energy Corp.[1]	6,926	257,647
South Jersey Industries Inc.	5,114	142,936
Southwest Gas Corp.	6,921	188,666
WGL Holdings Inc.	8,921	277,265

		1,685,413
HAND & MACHINE TOOLS – 1.04%
Kennametal Inc.	6,703	$342,590
Lincoln Electric Holdings Inc.[1]	6,623	262,072

		604,662
HEALTH CARE- PRODUCTS – 0.22%
Datascope Corp.	2,283	72,531
Vital Sign Inc.	1,136	53,369

		125,900
HEALTH CARE - SERVICES – 0.24%
Kindred Healthcare Inc.[2]	4,892	136,976

		136,976
HOME BUILDERS – 0.66%
Fleetwood Enterprises Inc.[2]	10,203	112,743
Levitt Corp. Class A1	3,027	59,481
M/I Homes Inc.	2,109	94,694
Monaco Coach Corp.[1]	5,027	61,681
Technical Olympic USA Inc.	2,688	56,824

		385,423
HOME FURNISHINGS – 1.33%
Ethan Allen Interiors Inc.	6,172	208,737
Furniture Brands International Inc.	9,337	169,467
Kimball International Inc. Class B	4,499	49,669
La-Z-Boy Inc.[1]	9,651	114,268
Maytag Corp.	13,471	231,971

		774,112
HOUSEHOLD PRODUCTS & WARES – 0.55%
Blyth Inc.	5,486	100,065
Tupperware Corp.	9,549	218,959

		319,024
INSURANCE – 6.84%
Alfa Corp.	6,823	114,490
Arch Capital Group Ltd.[2]	5,775	285,862
Argonaut Group Inc.[2]	5,095	148,570
Assured Guaranty Ltd.	9,072	203,031
Delphi Financial Group Inc. Class A	4,957	232,186
FBL Financial Group Inc. Class A	2,289	71,371
Harleysville Group Inc.	2,471	60,045
Horace Mann Educators Corp.	7,873	152,815
Infinity Property & Casualty Corp.	3,759	139,910
LandAmerica Financial Group Inc.	3,133	197,880

78	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
Max Reinsurance Capital Ltd.	7,937	$189,774
Odyssey Re Holdings Corp.[1]	2,331	59,860
Ohio Casualty Corp.	11,270	307,446
Phoenix Companies Inc.[1]	16,554	214,374
Platinum Underwriters Holdings Ltd.	8,334	237,436
Presidential Life Corp.	3,959	74,904
PXRE Group Ltd.	5,321	57,467
RLI Corp.	4,162	223,707
Selective Insurance Group Inc.	5,118	281,029
Stewart Information Services Corp.	3,145	160,175
UICI	5,970	215,636
United Fire & Casualty Co.[1]	3,283	147,801
Zenith National Insurance Corp.	4,503	202,725

		3,978,494
INTERNET – 0.94%
CMGI Inc.[2]	83,378	131,737
EarthLink Inc.[2]	23,609	259,935
United Online Inc.	11,556	154,966

		546,638
INVESTMENT COMPANIES – 0.19%
MCG Capital Corp.[1]	6,615	109,280

		109,280
IRON & STEEL – 1.77%
AK Steel Holding Corp.[2]	18,994	132,768
Carpenter Technology Corp.	3,991	240,657
Gibraltar Industries Inc.[1]	5,409	109,532
Oregon Steel Mills Inc.[2]	6,293	159,779
Schnitzer Steel Industries Inc. Class A1	4,114	131,237
Steel Dynamics Inc.	8,346	258,476

		1,032,449
LEISURE TIME – 0.52%
Arctic Cat Inc.	2,415	45,233
Callaway Golf Co.	11,984	170,772
K2 Inc.[2]	8,573	85,987

		301,992
LODGING – 0.53%
La Quinta Corp.[2]	37,013	309,059

		309,059
MACHINERY – 1.62%
AGCO Corp.[2]	16,551	264,650
Albany International Corp. Class A	5,186	200,335
Briggs & Stratton Corp.	9,473	$302,947
NACCO Industries Inc.	1,081	125,515
Tecumseh Products Co. Class A	2,465	49,620

		943,067
MANUFACTURING – 2.76%
Acuity Brands Inc.	7,802	216,974
Barnes Group Inc.	3,196	111,860
Crane Co.	9,402	291,086
EnPro Industries Inc.[2]	3,823	106,662
Federal Signal Corp.	8,861	143,725
Griffon Corp.[2]	4,891	107,602
Lancaster Colony Corp.	5,191	208,107
Smith (A.O.) Corp.	3,524	114,107
Trinity Industries Inc.	7,960	302,878

		1,603,001
MEDIA – 1.29%
Hollinger International Inc.	8,512	74,650
Insight Communications Co. Inc.[2]	9,370	107,755
Journal Communications Inc. Class A	6,635	93,885
Journal Register Co.[1]	7,697	123,383
Liberty Corp.	3,013	139,924
Scholastic Corp.[1,2]	5,163	168,056
World Wrestling Entertainment Inc.	3,364	42,891

		750,544
METAL FABRICATE & HARDWARE – 1.94%
Commercial Metals Co.	10,842	344,667
Mueller Industries Inc.	5,825	160,420
Quanex Corp.	4,589	265,749
Valmont Industries Inc.	2,889	94,095
Worthington Industries Inc.[1]	13,024	262,043

		1,126,974
MINING – 0.96%
Century Aluminum Co.[2]	4,375	79,537
Compass Minerals International Inc.	5,663	126,795
Stillwater Mining Co.[2]	8,040	81,204
Titanium Metals Corp.[1,2]	2,445	115,404
USEC Inc.	15,514	155,140

		558,080
OFFICE & BUSINESS EQUIPMENT – 0.37%
IKON Office Solutions Inc.[1]	21,575	215,318

		215,318

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
OIL & GAS – 3.10%
Cabot Oil & Gas Corp.	8,937	$409,225
Harvest Natural Resources Inc.[2]	6,630	64,178
Houston Exploration Co.[2]	5,191	267,596
KCS Energy Inc.[2]	8,963	216,188
Parker Drilling Co.[2]	17,379	153,630
Stone Energy Corp.[2]	4,626	212,333
Swift Energy Co.[2]	5,119	223,496
Whiting Petroleum Corp.[1,2]	6,317	256,154

		1,802,800
OIL & GAS SERVICES – 0.37%
Hanover Compressor Co.[1,2]	16,818	216,279

		216,279
PACKAGING & CONTAINERS – 0.31%
Graphic Packaging Corp.[2]	18,424	48,824
Silgan Holdings Inc.	4,118	132,476

		181,300
PHARMACEUTICALS – 0.88%
Abgenix Inc.[2]	14,377	149,521
Alpharma Inc. Class A	7,473	186,003
Medarex Inc.[2]	20,365	177,990

		513,514
PIPELINES – 0.38%
Dynegy Inc. Class A2	49,204	218,466

		218,466
REAL ESTATE INVESTMENT TRUSTS – 14.35%
Alexandria Real Estate Equities Inc.	3,893	314,749
American Financial Realty Trust	23,595	290,454
American Home Mortgage Investment Corp.	8,310	224,619
AMLI Residential Properties Trust	4,668	176,684
Anthracite Capital Inc.	10,051	105,435
Brandywine Realty Trust[1]	9,822	269,123
Capital Trust Inc. Class A1	2,139	65,496
Colonial Properties Trust[1]	7,983	348,937
Commercial Net Lease Realty Inc.	9,906	191,978
Cousins Properties Inc.	7,171	211,831
Crescent Real Estate Equities Co.	18,271	364,506
EastGroup Properties Inc.[1]	4,033	176,242
Equity One Inc.[1]	6,687	156,810
FelCor Lodging Trust Inc.[2]	8,581	$128,029
First Industrial Realty Trust Inc.[1]	7,562	307,244
Getty Realty Corp.	3,559	96,983
Glenborough Realty Trust Inc.[1]	6,615	126,545
Heritage Property Investment Trust Inc.[1]	4,899	159,707
Highwoods Properties Inc.	9,835	277,445
Home Properties Inc.	5,773	224,281
Impac Mortgage Holdings Inc.[1]	13,699	137,538
Inland Real Estate Corp.	11,103	158,218
Kilroy Realty Corp.[1]	5,212	292,654
Lexington Corporate Properties Trust[1]	9,530	207,563
Maguire Properties Inc.[1]	6,830	204,900
Meristar Hospitality Corp.[2]	16,010	138,807
MFA Mortgage Investments Inc.	15,183	87,302
Mid-America Apartment Communities Inc.	3,754	175,124
National Health Investors Inc.	4,252	114,166
Nationwide Health Properties Inc.	12,194	282,779
Newcastle Investment Corp.[1]	7,461	196,150
Novastar Financial Inc.[1]	5,417	159,422
Omega Healthcare Investors Inc.	9,390	115,403
Parkway Properties Inc.	2,582	121,380
Prentiss Properties Trust	8,308	327,834
PS Business Parks Inc.[1]	3,008	139,992
RAIT Investment Trust	4,626	122,867
Redwood Trust Inc.	4,283	199,374
Senior Housing Properties Trust	10,964	194,172
Sovran Self Storage Inc.	2,895	134,704
Sun Communities Inc.	3,485	106,223
Taubman Centers Inc.	8,582	282,949
Washington Real Estate Investment Trust[1]	7,689	229,517

		8,346,136
RETAIL – 4.75%
Asbury Automotive Group Inc.[2]	2,789	47,134
Bob Evans Farms Inc.[1]	6,475	145,105
Brown Shoe Co. Inc.	3,158	102,540
Burlington Coat Factory Warehouse Corp.	3,636	140,204
Casey’s General Store Inc.	8,635	186,343
Cash America International Inc.	5,203	113,738
Cato Corp. Class A	5,647	112,827

80	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Shares	Value
Domino’s Pizza Inc.	5,569	$133,210
Group 1 Automotive Inc.[2]	3,893	107,603
IHOP Corp.	3,721	175,706
Jack in the Box Inc.[2]	6,717	199,495
Jo-Ann Stores Inc.[1,2]	3,930	57,417
Landry’s Restaurants Inc.[1]	3,207	88,193
Lone Star Steakhouse & Saloon Inc.	3,320	85,689
Papa John’s International Inc.[2]	2,225	115,544
Payless ShoeSource Inc.[2]	12,450	228,707
Ryan’s Restaurant Group Inc.[2]	7,683	81,901
ShopKo Stores Inc.[2]	5,372	154,015
Sonic Automotive Inc.	5,371	118,753
Talbots Inc. (The)	4,328	112,918
TBC Corp.[2]	3,822	132,203
United Auto Group Inc.	3,684	124,261

		2,763,506
SAVINGS & LOANS – 1.85%
Anchor BanCorp Wisconsin Inc.	3,983	126,102
Commercial Federal Corp.	7,311	250,036
Dime Community Bancshares	6,221	89,582
FirstFed Financial Corp.[2]	3,023	161,700
Flagstar Bancorp Inc.[1]	5,710	76,628
MAF Bancorp Inc.	5,980	248,409
PFF Bancorp Inc.	4,129	124,035

		1,076,492
SEMICONDUCTORS – 0.28%
Conexant Systems Inc.[2]	84,999	164,898

		164,898
SOFTWARE – 0.98%
Inter-Tel Inc.	3,707	68,617
MicroStrategy Inc. Class A1,2	1,916	135,844
Sybase Inc.[2]	16,489	366,880

		571,341
TELECOMMUNICATIONS – 3.59%
Adaptec Inc.[2]	20,167	82,886
Black Box Corp.	3,234	129,748
CIENA Corp.[2]	104,369	247,355
Cincinnati Bell Inc.[2]	45,121	178,679
Commonwealth Telephone Enterprises Inc.[1]	3,878	139,181

Security	Shares or Principal	Value
FairPoint Communications Inc.	5,080	$69,444
IDT Corp.[2]	3,058	37,644
IDT Corp. Class B1,2	9,389	112,105
Iowa Telecommunications Services Inc.	4,284	70,686
Level 3 Communications Inc.[1,2]	113,727	329,808
Sycamore Networks Inc.[2]	34,003	132,272
3Com Corp. [2]	72,176	277,878
Time Warner Telecom Inc. Class A2	9,054	75,873
USA Mobility Inc.[2]	4,520	113,045
Valor Communications Group Inc.	7,042	89,645

		2,086,249
TRANSPORTATION – 0.79%
Arkansas Best Corp.	4,118	159,614
General Maritime Corp.[1]	6,551	243,894
Sea Containers Ltd. Class A	4,810	53,920

		457,428
TRUCKING & LEASING – 0.68%
AMERCO	1,651	96,303
GATX Corp.	8,003	299,072

		395,375
WATER – 0.19%
California Water Service Group	3,122	111,612

		111,612

TOTAL COMMON STOCKS (Cost: $58,227,647)		58,086,887
SHORT-TERM INVESTMENTS – 12.26%
CERTIFICATES OF DEPOSIT[3] – 1.25%
Banco Bilbao Vizcaya Argentaria SA
3.83%, 01/25/06	$17,150	17,150
Bank of Nova Scotia
3.79%, 01/03/06	13,720	13,719
Canadian Imperial Bank of Commerce
3.88%, 12/14/05	30,870	30,869
Credit Suisse First Boston
3.91% - 4.03%, 01/04/06 - 05/09/06	51,451	51,450
Credit Suisse New York
3.98%, 07/19/06	85,751	85,751

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Dexia Credit Local
4.02%, 08/30/06	$17,150	$17,147
Fortis Bank NY
3.83% - 3.84%, 01/25/06	51,451	51,450
HBOS Treasury Services PLC
3.39% - 3.96%, 12/14/05 - 01/23/06	89,181	89,180
HSBC Bank USA N.A.
3.72%, 08/03/06	17,150	17,155
Nordea Bank AB
3.80%, 10/02/06	20,580	20,576
Royal Bank of Scotland
4.01% - 4.02%, 06/27/06 - 08/30/06	51,451	51,444
Societe Generale
3.88% - 4.01%, 03/30/06 - 06/13/06[4]	53,166	53,158
Toronto-Dominion Bank
2.66% - 3.94%, 11/09/05 - 07/10/06	94,326	94,328
UBS AG
2.67% - 3.40%, 11/09/05 - 12/15/05	27,440	27,440
Unicredito Italiano SpA
3.80%, 06/14/06	44,591	44,581
Washington Mutual Bank
4.00% - 4.01%, 12/12/05 - 12/13/05	62,084	62,082

		727,480
COMMERCIAL PAPER[3] – 3.24%
Amstel Funding Corp.
3.91% - 4.01%, 11/16/05 - 02/15/06	34,300	34,082
Amsterdam Funding Corp.
4.05%, 11/01/05	51,451	51,451
Aspen Funding Corp.
3.78% - 4.03%, 11/01/05 - 11/17/05	85,751	85,628
Blue Ridge Asset Funding Corp.
4.01%, 11/28/05 - 11/29/05	120,052	119,687
Bryant Park Funding LLC
3.92% - 4.01%, 11/22/05 - 02/22/06	$46,062	$45,850
CAFCO LLC
3.98% - 4.00%, 12/06/05 - 12/08/05	42,876	42,705
CC USA Inc.
4.23%, 04/21/06	10,290	10,083
Chariot Funding LLC
4.00%, 11/23/05	30,633	30,559
Chesham Finance LLC
3.98% - 4.03%, 11/28/05 - 12/13/05	43,905	43,758
Dorada Finance Inc.
3.76%, 01/26/06	3,430	3,399
Ebury Finance Ltd.
4.01% - 4.02%, 11/28/05	32,585	32,488
Falcon Asset Securitization Corp.
3.98% - 4.03%, 11/29/05 - 12/13/05	52,138	51,948
Ford Credit Auto Receivables
4.00%, 12/12/05	5,706	5,680
Ford Credit Floorplan Motown
3.71% - 4.05%, 11/07/05 - 01/06/06	161,441	160,871
Galaxy Funding Inc.
4.23%, 04/18/06	9,844	9,650
Gemini Securitization Corp.
3.78% - 4.00%, 11/01/05 - 11/22/05	59,638	59,578
General Electric Capital Corp.
3.98% - 4.02%, 12/09/05 - 12/13/05	51,451	51,218
General Electric Co.
3.98%, 12/30/05	17,150	17,038
Georgetown Funding Co. LLC
3.82% - 4.05%, 11/02/05 - 12/06/05	109,566	109,420
Giro Funding US Corp.
4.01% - 4.03%, 11/28/05 - 11/30/05	42,876	42,742

82	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Grampian Funding LLC
3.84% - 4.00%, 12/13/05 - 01/31/06	$82,321	$81,765
HSBC PLC
3.88%, 02/03/06	10,290	10,186
Jupiter Securitization Corp.
4.01%, 11/29/05	40,297	40,172
Lockhart Funding LLC
3.99% - 4.01%, 12/14/05 - 01/04/06	71,688	71,306
Mortgage Interest Networking Trust
4.00% - 4.06%, 11/22/05 - 11/28/05	27,440	27,364
Nordea North America Inc.
4.16%, 04/04/06	36,015	35,375
Park Avenue Receivables Corp.
4.00%, 11/22/05	53,389	53,265
Park Granada LLC
4.01% - 4.04%, 11/23/05 - 11/29/05	133,429	133,031
Park Sienna LLC
4.01%, 11/23/05	6,883	6,866
Polonius Inc.
4.01%, 11/23/05	18,865	18,819
Preferred Receivables Funding
4.01%, 11/29/05	9,328	9,299
Ranger Funding Co. LLC
4.03%, 11/30/05	36,305	36,187
Santander Central Hispano Finance Inc.
3.91%, 02/17/06	34,300	33,898
Sedna Finance Inc.
3.92%, 02/21/06	8,575	8,471
Sigma Finance Inc.
4.16%, 04/06/06	20,580	20,209
Solitaire Funding Ltd.
3.97% - 4.01%, 12/13/05	26,068	25,947
Sydney Capital Corp.
3.79% - 4.01%, 11/17/05 - 12/13/05	96,221	95,995

Security	Shares or Principal	Value
Thames Asset Global Securitization No. 1 Inc.
4.00%, 11/23/05	$7,379	$7,361
Three Pillars Funding Corp.
4.02% - 4.03%, 11/29/05 - 01/17/06	22,928	22,765
Tulip Funding Corp.
3.79% - 4.05%, 11/28/05 - 12/01/05	138,546	138,106

		1,884,222
LOAN PARTICIPATIONS[3] – 0.03%
Army & Air Force Exchange Service
3.86%, 11/03/05	17,150	17,150

		17,150
MEDIUM-TERM NOTES[3] – 0.11%
Dorada Finance Inc.
3.93%, 07/07/06[4]	10,633	10,632
K2 USA LLC
3.90% - 3.94%, 07/07/06 - 09/11/06[4]	54,881	54,876

		65,508
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.93%[5,6]	33,767	33,767

		33,767
REPURCHASE AGREEMENTS[3] – 2.39%
Banc of America Securities LLC Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $343,043 an an effective yield of 4.03%.[7]	$343,005	343,005
Bank of America N.A. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $343,043 and an effective yield of 4.03%.[7]	343,005	343,005

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
Goldman Sachs Group Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $445,956 and an effective yield of 4.03%.[7]	$445,906	$445,906
JP Morgan Securities Inc. Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $85,761 and an effective yield of 4.05%.[7]	85,751	85,751
Morgan Stanley Repurchase Agreement, dated 10/31/05, due 11/1/05, with a maturity value of $171,521 and an effective yield of 4.03%.[7]	171,502	171,502

		1,389,169
TIME DEPOSITS[3] – 0.25%
Deutsche Bank
4.03%, 11/01/05	44,902	44,902
SunTrust Bank
3.97%, 11/01/05	102,901	102,901

		147,803

VARIABLE & FLOATING RATE NOTES[3] – 4.93%
Allstate Life Global Funding II
3.96% - 4.05%, 09/08/06 - 11/27/06[4]	106,846	106,872
American Express Bank
3.96% - 4.04%, 01/24/06 - 10/25/06	132,057	132,056
American Express Centurion Bank
3.96% - 4.04%, 06/29/06 - 07/19/06	56,596	56,596
American Express Credit Corp.
3.96% - 4.07%, 12/22/05 - 11/05/06	18,865	18,877
ASIF Global Financing
3.79% - 3.99%, 05/30/06 - 08/11/06[4]	111,476	111,543
Australia & New Zealand Banking Group Ltd.
4.01%, 09/22/06[4]	22,295	22,295
Bank of America N.A.
3.81%, 08/10/06	$171,502	$171,502
Bank of Ireland
3.97%, 11/17/06[4]	34,300	34,300
Beta Finance Inc.
3.89% - 3.99%, 04/25/06 - 06/09/06[4]	85,408	85,403
BMW US Capital LLC
3.94%, 11/15/06[4]	34,300	34,300
CC USA Inc.
3.92% - 4.00%, 03/23/06 - 07/14/06[4]	92,268	92,265
Commodore CDO Ltd.
3.91%, 06/13/06[4]	8,575	8,575
DEPFA Bank PLC
3.88%, 09/15/06	34,300	34,300
Dorada Finance Inc.
3.98% - 4.02%, 03/27/06 - 06/26/06[4]	54,538	54,540
Eli Lilly Services Inc.
3.83%, 09/01/06[4]	34,300	34,300
Fairway Finance Corp.
3.95%, 01/18/06 - 01/20/06	34,300	34,300
Fifth Third Bancorp.
3.99%, 09/22/06[4]	68,601	68,601
Five Finance Inc.
4.00% - 4.03%, 02/27/06 - 06/26/06[4]	24,010	24,011
General Electric Capital Corp.
4.04%, 10/06/06	15,435	15,448
Greenwich Capital Holdings Inc.
3.82% - 3.90%, 02/10/06 - 03/02/06	25,725	25,725
Hartford Life Global Funding Trusts
3.96%, 08/15/06	34,300	34,300
HBOS Treasury Services PLC
4.01%, 07/24/06[4]	34,300	34,300
HSBC Bank USA N.A.
4.20%, 05/04/06	12,005	12,010

84	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

Security	Principal	Value
K2 USA LLC
3.82% - 3.96%, 02/15/06 - 06/02/06[4]	$65,171	$65,172
Leafs LLC
4.00%, 01/20/06 - 02/21/06[4]	35,975	35,975
Links Finance LLC
3.92% - 4.21%, 11/16/05 - 03/15/06[4]	133,772	133,782
Lothian Mortgages PLC
4.02%, 01/24/06[4]	17,150	17,150
Marshall & Ilsley Bank
4.10%, 02/20/06	34,300	34,313
Metropolitan Life Global Funding I
3.88% - 4.01%, 08/28/06 - 10/06/06[4]	102,558	102,629
Mound Financing PLC
3.94%, 11/08/06[4]	68,601	68,601
Natexis Banques Populaires
3.95%, 10/16/06[4]	25,725	25,725
National City Bank (Ohio)
3.83%, 01/06/06	17,150	17,149
Nationwide Building Society
3.89% - 4.03%, 01/13/06 - 07/28/06[4]	126,912	126,919
Nordea Bank AB
3.92%, 08/11/06[4]	60,026	60,026
Northern Rock PLC
3.87%, 08/03/06[4]	41,161	41,162
Permanent Financing PLC
3.90%, 03/10/06 - 06/12/06[4]	93,297	93,297
Principal Life Income Funding Trusts
3.74%, 05/10/06	25,725	25,726
Royal Bank of Scotland
3.80%, 04/05/06	45,877	45,869
Sedna Finance Inc.
3.94% - 3.97%,
01/10/06 - 09/20/06[4]	29,155	29,155
Sigma Finance Inc.
3.83% - 4.22%, 11/28/05 - 08/15/06[4]	140,975	140,974
Skandinaviska Enskilda Bank NY
3.97%, 07/18/06[4]	34,300	34,300
Strips III LLC
4.08%, 07/24/06[4,8]	$9,660	$9,660
SunTrust Bank
4.19%, 04/28/06	51,451	51,451
Tango Finance Corp.
3.96% - 4.00%, 05/25/06 - 09/27/06[4]	76,490	76,483
Toyota Motor Credit Corp.
3.95%, 04/10/06	15,435	15,435
Union Hamilton Special Funding LLC
4.00%, 03/28/06	34,300	34,300
US Bank N.A.
4.01%, 09/29/06	15,435	15,432
Wachovia Asset Securitization Inc.
4.03%, 11/25/05[4]	76,306	76,306
Wells Fargo & Co.
3.96%, 09/15/06[4]	17,150	17,152
Whistlejacket Capital LLC
3.91% - 4.03%, 12/08/05 - 07/28/06[4]	60,026	60,022
White Pine Finance LLC
3.82% - 4.00%, 11/01/05 - 06/20/06[4]	87,809	87,808
Winston Funding Ltd.
4.26%, 01/23/06[4]	24,491	24,491
World Savings Bank
3.89%, 03/09/06	51,451	51,450

		2,864,333

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,129,432)		7,129,432

TOTAL INVESTMENTS IN SECURITIES – 112.12% (Cost: $65,357,079)		65,216,319
Other Assets, Less Liabilities – (12.12)%		(7,047,380)

NET ASSETS – 100.00%		$58,168,939

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL VALUE INDEX FUND

October 31, 2005

[1]	All or a portion of this security represents a security on loan. See Note 5.

[2]	Non-income earning security.

[3]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

[4]	This security or a portion of these securities is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[5]	The Fund’s investment adviser is an affiliate of the issuer. See Note 2.

[6]	The rate quoted is the annualized seven-day yield of the fund at period end.

[7]	Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 3.43% to 8.00% and maturity dates ranging from 1/1/08 to 4/1/42.

[8]	The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to the financial statements.

86	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

October 31, 2005

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$86,800,211	$109,352,253	$92,369,222	$90,489,511	$61,947,655

Affiliated issuers[a]	$14,250	$38,377	$21,533	$13,555	$23,748

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$85,901,500	$111,118,832	$94,321,837	$93,342,259	$62,310,463
Affiliated issuers[a]	14,250	38,377	21,533	13,555	23,748
Receivables:
Dividends and interest	74,414	7,417	155,395	22,148	10,339

Total Assets	85,990,164	111,164,626	94,498,765	93,377,962	62,344,550

LIABILITIES
Payables:
Investment securities purchased	—	—	—	—	20,340
Collateral for securities on loan (Note 5)	5,596,258	7,572,570	7,305,100	8,105,048	4,282,787
Investment advisory fees (Note 2)	13,535	20,809	18,179	17,785	13,547

Total Liabilities	5,609,793	7,593,379	7,323,279	8,122,833	4,316,674

NET ASSETS	$80,380,371	$103,571,247	$87,175,486	$85,255,129	$58,027,876

Net assets consist of:
Paid-in capital	$79,494,114	$103,265,946	$84,747,847	$81,694,658	$53,489,059
Undistributed (distributions in excess of) net investment income	70,707	(4,539)	215,299	48,106	7,966
Undistributed net realized gain (accumulated net realized loss)	1,714,261	(1,456,739)	259,725	659,617	4,168,043
Net unrealized appreciation (depreciation)	(898,711)	1,766,579	1,952,615	2,852,748	362,808

NET ASSETS	$80,380,371	$103,571,247	$87,175,486	$85,255,129	$58,027,876

Shares outstanding	1,250,000	1,750,000	1,300,000	1,250,000	800,000

Net asset value per share	$64.30	$59.18	$67.06	$68.20	$72.53

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $5,468,772, $7,391,324, $7,109,711, $7,857,353 and $4,165,989, respectively. See Note 5.

See notes to the financial statements.

FINANCIAL STATEMENTS	87

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

October 31, 2005

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$77,482,780	$54,657,432	$36,709,057	$65,323,312

Affiliated issuers[a]	$70,532	$14,278	$7,179	$33,767

Investments in securities, at value (including securities on loanb) (Note 1):
Unaffiliated issuers	$77,984,442	$55,113,896	$36,735,522	$65,182,552
Affiliated issuers[a]	70,532	14,278	7,179	33,767
Receivables:
Investment securities sold	—	—	19,814	—
Dividends and interest	90,540	21,906	3,801	61,412

Total Assets	78,145,514	55,150,080	36,766,316	65,277,731

LIABILITIES
Payables:
Investment securities purchased	—	—	9,511	—
Collateral for securities on loan (Note 5)	6,832,453	6,985,899	4,739,463	7,095,665
Investment advisory fees (Note 2)	17,586	10,132	8,083	13,127

Total Liabilities	6,850,039	6,996,031	4,757,057	7,108,792

NET ASSETS	$71,295,475	$48,154,049	$32,009,259	$58,168,939

Net assets consist of:
Paid-in capital	$68,792,284	$47,320,098	$31,827,967	$57,398,678
Undistributed net investment income	332,820	101,041	686	130,070
Undistributed net realized gain	1,668,709	276,446	154,141	780,951
Net unrealized appreciation (depreciation)	501,662	456,464	26,465	(140,760)

NET ASSETS	$71,295,475	$48,154,049	$32,009,259	$58,168,939

Shares outstanding	1,000,000	700,000	500,000	850,000

Net asset value per share	$71.30	$68.79	$64.02	$68.43

[a]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[b]	Securities on loan with market values of $6,647,160, $6,761,711, $4,598,330 and $6,790,262, respectively. See Note 5.

See notes to the financial statements.

88	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

For the six months ended October 31, 2005

	iShares Morningstar
	Large Core Index Fund	Large Growth Index Fund	Large Value Index Fund	Mid Core Index Fund	Mid Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$595,643	$227,675	$1,075,950	$457,645	$86,826
Interest from affiliated issuers[b]	1,005	907	1,286	1,230	504
Securities lending income[c]	1,958	2,440	3,786	3,101	4,160

Total investment income	598,606	231,022	1,081,022	461,976	91,490

EXPENSES (Note 2)
Investment advisory fees	70,362	97,231	92,391	95,482	65,591

Total expenses	70,362	97,231	92,391	95,482	65,591

Net investment income	528,244	133,791	988,631	366,494	25,899

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(218,283)	(524,125)	(243,233)	(186,721)	(149,501)
In-kind redemptions	2,031,934	—	533,407	987,419	4,404,110

Net realized gain (loss)	1,813,651	(524,125)	290,174	800,698	4,254,609

Net change in unrealized appreciation (depreciation)	(735,448)	4,233,706	1,297,607	4,160,102	1,271,357

Net realized and unrealized gain	1,078,203	3,709,581	1,587,781	4,960,800	5,525,966

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,606,447	$3,843,372	$2,576,412	$5,327,294	$5,551,865

[a]	Net of foreign withholding tax of $–, $228, $–, $323 and $85, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

FINANCIAL STATEMENTS	89

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

For the six months ended October 31, 2005

	iShares Morningstar
	Mid Value Index Fund	Small Core Index Fund	Small Growth Index Fund	Small Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$869,611	$309,255	$36,809	$572,678
Interest from affiliated issuers[b]	1,194	743	359	766
Securities lending income[c]	8,496	10,232	10,042	17,785

Total investment income	879,301	320,230	47,210	591,229

EXPENSES (Note 2)
Investment advisory fees	82,347	57,752	43,423	71,544

Total expenses	82,347	57,752	43,423	71,544

Net investment income	796,954	262,478	3,787	519,685

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(308,718)	(184,927)	(236,010)	(173,637)
In-kind redemptions	1,995,183	519,079	453,324	1,038,078

Net realized gain	1,686,465	334,152	217,314	864,441

Net change in unrealized appreciation (depreciation)	139,964	3,553,602	3,155,095	2,573,986

Net realized and unrealized gain	1,826,429	3,887,754	3,372,409	3,438,427

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,623,383	$4,150,232	$3,376,196	$3,958,112

[a]	Net of foreign withholding tax of $235, $144, $42 and $403, respectively.

[b]	The Funds’ investment adviser is an affiliate of the issuers. See Note 2.

[c]	Includes income earned from issuers of which the Funds’ investment adviser is an affiliate. See Note 2.

See notes to the financial statements.

90	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	Large Core Index Fund		Large Growth Index Fund		Large Value Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$528,244	$379,236	$133,791	$374,616	$988,631	$818,966
Net realized gain (loss)	1,813,651	881,150	(524,125)	(932,614)	290,174	923,100
Net change in unrealized appreciation (depreciation)	(735,448)	(163,263)	4,233,706	(2,467,127)	1,297,607	655,008

Net increase (decrease) in net assets resulting from operations	1,606,447	1,097,123	3,843,372	(3,025,125)	2,576,412	2,397,074

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(497,913)	(338,696)	(138,330)	(374,616)	(935,057)	(656,659)
Return of capital	—	—	—	(1,659)	—	—

Total distributions to shareholders	(497,913)	(338,696)	(138,330)	(376,275)	(935,057)	(656,659)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	42,245,028	58,919,622	50,380,813	52,886,792	33,623,196	60,097,806
Cost of shares redeemed	(16,253,043)	(6,398,197)	—	—	(3,412,186)	(6,515,100)

Net increase in net assets from capital share transactions	25,991,985	52,521,425	50,380,813	52,886,792	30,211,010	53,582,706

INCREASE IN NET ASSETS	27,100,519	53,279,852	54,085,855	49,485,392	31,852,365	55,323,121
NET ASSETS:
Beginning of period	53,279,852	—	49,485,392	—	55,323,121	—

End of period	$80,380,371	$53,279,852	$103,571,247	$49,485,392	$87,175,486	$55,323,121

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$70,707	$40,376	$(4,539)	$—	$215,299	$161,725

SHARES ISSUED AND REDEEMED:
Shares sold	650,000	950,000	850,000	900,000	500,000	950,000
Shares redeemed	(250,000)	(100,000)	—	—	(50,000)	(100,000)

Net increase in shares outstanding	400,000	850,000	850,000	900,000	450,000	850,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	Mid Core Index Fund		Mid Growth Index Fund		Mid Value Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$366,494	$289,315	$25,899	$17,124	$796,954	$412,714
Net realized gain	800,698	1,098,635	4,254,609	1,481,847	1,686,465	1,039,422
Net change in unrealized appreciation (depreciation)	4,160,102	(1,307,354)	1,271,357	(908,549)	139,964	361,698

Net increase in net assets resulting from operations	5,327,294	80,596	5,551,865	590,422	2,623,383	1,813,834

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(362,043)	(237,760)	(21,371)	(13,686)	(548,836)	(315,275)

Total distributions to shareholders	(362,043)	(237,760)	(21,371)	(13,686)	(548,836)	(315,275)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,670,421	69,783,765	49,958,219	40,533,114	43,097,294	38,663,567
Cost of shares redeemed	(3,433,594)	(6,573,550)	(28,749,698)	(9,820,989)	(7,293,127)	(6,745,365)

Net increase in net assets from capital share transactions	17,236,827	63,210,215	21,208,521	30,712,125	35,804,167	31,918,202

INCREASE IN NET ASSETS	22,202,078	63,053,051	26,739,015	31,288,861	37,878,714	33,416,761
NET ASSETS:
Beginning of period	63,053,051	—	31,288,861	—	33,416,761	—

End of period	$85,255,129	$63,053,051	$58,027,876	$31,288,861	$71,295,475	$33,416,761

Undistributed net investment income included in net assets at end of period	$48,106	$43,655	$7,966	$3,438	$332,820	$84,702

SHARES ISSUED AND REDEEMED:
Shares sold	300,000	1,100,000	700,000	650,000	600,000	600,000
Shares redeemed	(50,000)	(100,000)	(400,000)	(150,000)	(100,000)	(100,000)

Net increase in shares outstanding	250,000	1,000,000	300,000	500,000	500,000	500,000

[a]	Commencement of operations.

See notes to the financial statements.

92	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	Small Core Index Fund		Small Growth Index Fund		Small Value Index Fund
	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005	For the six months ended October 31, 2005 (Unaudited)	For the period June 28, 2004[a] to April 30, 2005
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$262,478	$213,683	$3,787	$(16,669)	$519,685	$370,751
Net realized gain	334,152	1,759,946	217,314	679,946	864,441	1,483,702
Net change in unrealized appreciation (depreciation)	3,553,602	(3,097,138)	3,155,095	(3,128,630)	2,573,986	(2,714,746)

Net increase (decrease) in net assets resulting from operations	4,150,232	(1,123,509)	3,376,196	(2,465,353)	3,958,112	(860,293)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(165,261)	(170,179)	(3,101)	—	(434,689)	(297,321)
Return of capital	—	(14,737)	—	—	—	—

Total distributions to shareholders	(165,261)	(184,916)	(3,101)	—	(434,689)	(297,321)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,458,929	73,200,367	6,577,483	39,885,637	23,825,798	55,177,512
Cost of shares redeemed	(3,610,301)	(34,571,492)	(3,321,345)	(12,040,258)	(3,481,687)	(19,718,493)

Net increase in net assets from capital share transactions	6,848,628	38,628,875	3,256,138	27,845,379	20,344,111	35,459,019

INCREASE IN NET ASSETS	10,833,599	37,320,450	6,629,233	25,380,026	23,867,534	34,301,405
NET ASSETS:
Beginning of period	37,320,450	—	25,380,026	—	34,301,405	—

End of period	$48,154,049	$37,320,450	$32,009,259	$25,380,026	$58,168,939	$34,301,405

Undistributed net investment income included in net assets at end of period	$101,041	$3,824	$686	$—	$130,070	$45,074

SHARES ISSUED AND REDEEMED:
Shares sold	150,000	1,150,000	100,000	650,000	350,000	850,000
Shares redeemed	(50,000)	(550,000)	(50,000)	(200,000)	(50,000)	(300,000)

Net increase in shares outstanding	100,000	600,000	50,000	450,000	300,000	550,000

[a]	Commencement of operations.

See notes to the financial statements.

FINANCIAL STATEMENTS	93

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Core Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.68	$59.92

Income from investment operations:
Net investment income	0.44	0.65
Net realized and unrealized gain	1.61	2.71

Total from investment operations	2.05	3.36

Less distributions from:
Net investment income	(0.43)	(0.60)

Total distributions	(0.43)	(0.60)

Net asset value, end of period	$64.30	$62.68

Total return	3.28%[b]	5.62%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$80,380	$53,280
Ratio of expenses to average net assets[c]	0.20%	0.20%
Ratio of net investment income to average net assets[c]	1.50%	1.33%
Portfolio turnover rate[d]	3%	4%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

94	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Growth Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$54.98	$59.96

Income from investment operations:
Net investment income	0.10	0.80
Net realized and unrealized gain (loss)	4.20	(4.98)

Total from investment operations	4.30	(4.18)

Less distributions from:
Net investment income	(0.10)	(0.80)
Return of capital	—	(0.00)[e]

Total distributions	(0.10)	(0.80)

Net asset value, end of period	$59.18	$54.98

Total return	7.83%[b]	(7.04)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$103,571	$49,485
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.34%	1.48%
Portfolio turnover rate[d]	16%	19%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

[e]	Rounds to less than $0.01.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Large Value Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$65.09	$60.13

Income from investment operations:
Net investment income	0.85	1.41
Net realized and unrealized gain	1.99	4.77

Total from investment operations	2.84	6.18

Less distributions from:
Net investment income	(0.87)	(1.22)

Total distributions	(0.87)	(1.22)

Net asset value, end of period	$67.06	$65.09

Total return	4.35%[b]	10.33%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$87,175	$55,323
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	2.68%	2.85%
Portfolio turnover rate[d]	4%	2%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

96	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Core Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$63.05	$59.61

Income from investment operations:
Net investment income	0.32	0.46
Net realized and unrealized gain	5.16	3.39

Total from investment operations	5.48	3.85

Less distributions from:
Net investment income	(0.33)	(0.41)

Total distributions	(0.33)	(0.41)

Net asset value, end of period	$68.20	$63.05

Total return	8.68%[b]	6.46%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$85,255	$63,053
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	0.96%	1.12%
Portfolio turnover rate[d]	6%	3%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Growth Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.58	$59.33

Income from investment operations:
Net investment income	0.03	0.04
Net realized and unrealized gain	9.95	3.24

Total from investment operations	9.98	3.28

Less distributions from:
Net investment income	(0.03)	(0.03)

Total distributions	(0.03)	(0.03)

Net asset value, end of period	$72.53	$62.58

Total return	15.96%[b]	5.52%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,028	$31,289
Ratio of expenses to average net assets[c]	0.30%	0.30%
Ratio of net investment income to average net assets[c]	0.12%	0.09%
Portfolio turnover rate[d]	4%	11%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

98	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Mid Value Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$66.83	$59.91

Income from investment operations:
Net investment income	0.91	1.23
Net realized and unrealized gain	4.31	6.73

Total from investment operations	5.22	7.96

Less distributions from:
Net investment income	(0.75)	(1.04)

Total distributions	(0.75)	(1.04)

Net asset value, end of period	$71.30	$66.83

Total return	7.81%[b]	13.33%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$71,295	$33,417
Ratio of expenses to average net assets[c]	0.30%	0.30%
Ratio of net investment income to average net assets[c]	2.90%	2.52%
Portfolio turnover rate[d]	6%	7%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Core Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.20	$59.83

Income from investment operations:
Net investment income	0.39	0.43
Net realized and unrealized gain	6.45	2.32

Total from investment operations	6.84	2.75

Less distributions from:
Net investment income	(0.25)	(0.35)
Return of capital	—	(0.03)

Total distributions	(0.25)	(0.38)

Net asset value, end of period	$68.79	$62.20

Total return	10.99%[b]	4.56%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$48,154	$37,320
Ratio of expenses to average net assets[c]	0.25%	0.25%
Ratio of net investment income to average net assets[c]	1.14%	0.82%
Portfolio turnover rate[d]	35%	16%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

100	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Growth Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$56.40	$59.59

Income from investment operations:
Net investment income (loss)	0.01	(0.04)
Net realized and unrealized gain (loss)	7.62	(3.15)

Total from investment operations	7.63	(3.19)

Less distributions from:
Net investment income	(0.01)	—

Total distributions	(0.01)	—

Net asset value, end of period	$64.02	$56.40

Total return	13.52%[b]	(5.36)%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,009	$25,380
Ratio of expenses to average net assets[c]	0.30%	0.30%
Ratio of net investment income (loss) to average net assets[c]	0.03%	(0.11)%
Portfolio turnover rate[d]	30%	26%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Morningstar Small Value Index Fund
	Six months ended Oct. 31, 2005 (Unaudited)	Period from Jun. 28, 2004[a] to Apr. 30, 2005
Net asset value, beginning of period	$62.37	$59.97

Income from investment operations:
Net investment income	0.69	1.19
Net realized and unrealized gain	5.99	2.27

Total from investment operations	6.68	3.46

Less distributions from:
Net investment income	(0.62)	(1.06)

Total distributions	(0.62)	(1.06)

Net asset value, end of period	$68.43	$62.37

Total return	10.69%[b]	5.72%[b]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,169	$34,301
Ratio of expenses to average net assets[c]	0.30%	0.30%
Ratio of net investment income to average net assets[c]	2.18%	2.22%
Portfolio turnover rate[d]	4%	10%

[a]	Commencement of operations.

[b]	Not annualized.

[c]	Annualized for periods of less than one year.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

102	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited)

iSHARES® TRUST

1. SIGNIFICANT ACCOUNTING POLICIES

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of October 31, 2005, the Trust offered 77 investment portfolios or funds.

These financial statements relate only to the iShares Morningstar Large Core, iShares Morningstar Large Growth, iShares Morningstar Large Value, iShares Morningstar Mid Core, iShares Morningstar Mid Growth, iShares Morningstar Mid Value, iShares Morningstar Small Core, iShares Morningstar Small Growth and iShares Morningstar Small Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Morningstar Large Core, iShares Morningstar Large Growth and iShares Morningstar Large Value Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Under the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

NOTES TO THE FINANCIAL STATEMENTS	103

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended October 31, 2005.

The Funds had tax basis net capital loss carryforwards as of April 30, 2005, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2013	Total
Morningstar Large Core	$39,699	$39,699
Morningstar Large Growth	54,115	54,115
Morningstar Large Value	18,851	18,851
Morningstar Mid Core	20,026	20,026
Morningstar Mid Growth	14,863	14,863
Morningstar Mid Value	9,742	9,742
Morningstar Small Core	12,494	12,494
Morningstar Small Growth	37,247	37,247
Morningstar Small Value	18,678	18,678

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date, whichever occurs first.

For the six months ended October 31, 2005, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassification have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended October 31, 2005 are disclosed in the Funds’ Statements of Operations.

104	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of October 31, 2005, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Large Core	$87,003,066	$2,459,592	$(3,546,908)	$(1,087,316)
Morningstar Large Growth	110,038,306	5,534,781	(4,415,878)	1,118,903
Morningstar Large Value	92,560,135	4,397,396	(2,614,161)	1,783,235
Morningstar Mid Core	90,658,879	6,521,775	(3,824,840)	2,696,935
Morningstar Mid Growth	62,037,624	2,944,042	(2,647,455)	296,587
Morningstar Mid Value	77,652,430	3,168,113	(2,765,569)	402,544
Morningstar Small Core	54,772,240	4,024,864	(3,668,930)	355,934
Morningstar Small Growth	36,783,345	2,777,502	(2,818,146)	(40,644)
Morningstar Small Value	65,442,763	3,443,301	(3,669,745)	(226,444)

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of October 31, 2005, a portion of the cash collateral for securities on loan for the Funds was invested in repurchase agreements as disclosed in each Fund’s Schedule of Investments. For further information, see Note 5 below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Morningstar Large Core	0.20%
Morningstar Large Growth	0.25
Morningstar Large Value	0.25
Morningstar Mid Core	0.25
Morningstar Mid Growth	0.30
Morningstar Mid Value	0.30
Morningstar Small Core	0.25
Morningstar Small Growth	0.30
Morningstar Small Value	0.30

NOTES TO THE FINANCIAL STATEMENTS	105

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital, Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended October 31, 2005, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Morningstar Large Core	$1,958
Morningstar Large Growth	2,440
Morningstar Large Value	3,786
Morningstar Mid Core	3,101
Morningstar Mid Growth	4,160
Morningstar Mid Value	8,496
Morningstar Small Core	10,232
Morningstar Small Growth	10,042
Morningstar Small Value	17,785

Barclays Global Investors Services (“BGIS”), a subsidiary of BGI, may serve as a broker-dealer for the Funds. For the six months ended October 31, 2005, BGIS did not receive any brokerage commissions from the Funds.

As defined in Section 2(a)(3) of the 1940 Act, certain broker-dealers may be deemed to be an “affiliated person” of a Fund by virtue of being a DTC Participant that owned of record 5% or more of the outstanding shares of such Fund. The broker-dealers identified to be an “affiliated person” of a Fund did not execute any portfolio transactions with or on behalf of such Fund during the six months ended October 31, 2005.

Pursuant to Rule 17a-7 under the 1940 Act, the Funds executed cross trades for the six months ended October 31, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first five months of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth in Rule 17a-7. The Board is scheduled at its next regularly scheduled meeting to review all such transactions executed during the last month of the fiscal half-year.

Pursuant to an exemptive order issued by the SEC, each Fund may invest in the Institutional Shares of the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”) and Prime Money Market Fund (“PMMF”) of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are managed by BGFA, the Funds’ investment adviser. The GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash

106	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statements of Operations.

The following table provides information about the investment by each Fund in shares of issuers of which BGFA is an affiliate for the six months ended October 31, 2005, including income earned from these affiliated issuers.

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Interest Income
Morningstar Large Core
IMMF	14	7,446	7,446	14	$14,250	$1,005
Morningstar Large Growth
IMMF	12	6,491	6,465	38	38,377	907
Morningstar Large Value
IMMF	36	9,328	9,342	22	21,533	1,286
Morningstar Mid Core
IMMF	45	8,437	8,468	14	13,555	1,230
Morningstar Mid Growth
IMMF	14	3,388	3,378	24	23,748	504
Morningstar Mid Value
IMMF	45	8,410	8,384	71	70,532	1,194
Morningstar Small Core
IMMF	25	5,618	5,629	14	14,278	743
Morningstar Small Growth
IMMF	24	2,568	2,585	7	7,179	359
Morningstar Small Value
IMMF	11	5,640	5,617	34	33,767	766

During the six months ended October 31, 2005, the Funds invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for each Fund does not include the Fund’s holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

As of October 31, 2005, certain trustees and officers of the Trust are also officers of BGI.

NOTES TO THE FINANCIAL STATEMENTS	107

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended October 31, 2005 were as follows:

iShares Index Fund	Purchases	Sales
Morningstar Large Core	$3,123,175	$2,389,640
Morningstar Large Growth	12,171,133	12,145,816
Morningstar Large Value	2,984,864	3,441,172
Morningstar Mid Core	4,326,332	4,174,486
Morningstar Mid Growth	1,969,159	2,008,810
Morningstar Mid Value	3,557,914	3,499,905
Morningstar Small Core	16,052,756	15,942,258
Morningstar Small Growth	8,854,355	8,997,781
Morningstar Small Value	1,855,559	1,936,307

In-kind transactions (see Note 4) for the six months ended October 31, 2005 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Morningstar Large Core	$50,281,383	$25,023,130
Morningstar Large Growth	50,334,708	—
Morningstar Large Value	36,718,073	6,079,107
Morningstar Mid Core	38,328,859	21,191,625
Morningstar Mid Growth	55,134,091	33,868,491
Morningstar Mid Value	49,764,727	13,774,267
Morningstar Small Core	10,453,473	3,613,133
Morningstar Small Growth	6,574,593	3,289,679
Morningstar Small Value	34,615,248	14,147,355

4. CAPITAL SHARE TRANSACTIONS

As of October 31, 2005, there were an unlimited number of no par value capital shares of beneficial interest authorized by the Trust. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

108	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to the Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of October 31, 2005, the Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to each Fund, based on each Fund’s portion of the total cash collateral received. The market value of the securities on loan as of October 31, 2005 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, which is disclosed in the Funds’ Statements of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

NOTES TO THE FINANCIAL STATEMENTS	109

Shareholder Meeting Results (Unaudited)

iSHARES® TRUST

A special meeting of shareholders of iShares Trust was scheduled on July 14, 2005 and subsequently adjourned until August 11, 2005. All proposals were approved by the shareholders. The proposals acted upon by shareholders at the special meeting and the results of the shareholder vote were as follows:

Proposal 1 *

To elect the eight nominees specified below as Trustees of the Trust, each of whom will serve until his/her successor is duly elected or appointed and qualified.

Trustee	Votes For	Votes Withheld
Lee T. Kranefuss	647,047,151	12,010,432
John E. Martinez	647,057,342	12,000,240
Richard K. Lyons	647,782,813	11,274,769
George G.C. Parker	644,369,500	14,688,081
W. Allen Reed	647,251,696	11,805,888
Cecilia H. Herbert	647,073,394	11,984,192
Charles A. Hurty	647,183,684	11,873,899
John E. Kerrigan	647,826,001	11,231,583

Messrs. Kranefuss, Martinez, Lyons, Reed and Parker previously served as Trustees of the Trust and were re-elected. Ms. Herbert and Messrs. Hurty and Kerrigan were newly elected.

Proposal 2A

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding issuing senior securities.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Morningstar Large Core	354,818	27,060	14,008	98,026
Morningstar Large Growth	385,054	14,614	14,340	146,189
Morningstar Large Value	362,106	13,453	11,161	131,563
Morningstar Mid Core	389,426	36,734	15,068	98,609
Morningstar Mid Growth	247,950	13,115	5,920	51,541
Morningstar Mid Value	181,418	3,090	8,878	68,374
Morningstar Small Core	206,487	4,092	4,519	89,434
Morningstar Small Growth	173,626	9,361	4,882	63,028
Morningstar Small Value	246,468	9,052	8,512	98,189

110	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Meeting Results (Unaudited) (Continued)

iSHARES® TRUST

Proposal 2B

To approve a change to the Trust’s fundamental investment policy to simplify and conform each Fund’s investment restriction regarding the making of loans.

iShares Index Fund	Votes For	Votes Against	Votes Abstaining	Broker Non-Votes**
Morningstar Large Core	355,068	27,360	13,458	98,026
Morningstar Large Growth	384,996	14,572	14,440	146,189
Morningstar Large Value	363,419	12,040	11,261	131,563
Morningstar Mid Core	388,550	36,810	15,868	98,609
Morningstar Mid Growth	247,750	13,315	5,920	51,541
Morningstar Mid Value	180,250	4,258	8,878	68,374
Morningstar Small Core	205,632	4,147	5,319	89,434
Morningstar Small Growth	173,626	9,361	4,882	63,028
Morningstar Small Value	246,289	9,158	8,584	98,190

Proposal 3

This proposal did not apply to the Funds in this shareholder report.

*	Denotes Trust-wide proposal and voting results.

**	Broker non-votes are proxies received by the Fund from brokers or nominees who did not receive instructions from the beneficial owner or other persons entitled to vote and who have no discretionary power to vote on a particular matter. Broker non-votes have the effect of a vote against the proposal.

SHAREHOLDER MEETING RESULTS	111

Board Review and Approval of Investment Advisory Contracts (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees, including a majority of Trustees who are not interested persons of the Trust (as that term is defined in the 1940 Act), who are commonly referred to as the “Independent Trustees,” is required annually to consider each Fund’s Investment Advisory Contract with BGFA (each, an “Advisory Contract”). Pursuant to Section 15(c), the Board of Trustees (the “Board”) is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contracts. At a meeting held on June 14, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contracts, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contracts for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contracts and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Funds by BGFA, the Board reviewed and discussed BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including increasing the number of their employees, to the support of the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, no comparative performance information was available. However, the Board also noted that the Funds had met their investment objectives consistently since their relevant inception dates. Based on this review, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contracts were appropriate and continued to support the Board’s original selection of BGFA as investment adviser to the Funds.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising each Fund’s applicable peer group (the “Lipper Peer Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the “latest quarter” period ended March 31, 2005, and a comparison of each Fund’s performance to that of the funds in its Lipper Peer Group for the same period. Because there are relatively few exchange-traded funds other than the Funds and because few, if any, exchange-traded funds or index funds track indices similar to those tracked by the Funds, the Lipper Peer Groups included open-end, closed-end, and exchange-traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Peer Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Peer Groups over relevant periods, however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Peer Groups over relevant periods, but that any such Funds also performed in line with their relevant benchmarks over such periods. The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the investment advisory fee rates and overall expenses of the Funds in their respective Lipper Peer Groups. Based on this review, the Board

112	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contracts.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Funds to BGFA based on the fees payable under the Advisory Contracts for the last calendar year. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA (as discussed below). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contracts and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Contracts for the Funds do not provide for any breakpoints in the investment advisory fee rates as a result of increases in the asset levels of such Funds. However, the Board further noted that possible future economies of scale had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board also reviewed BGFA’s historic profitability as investment adviser to the Funds and noted that BGFA had not yet fully recovered losses it had experienced during earlier years when the Funds had not yet achieved reasonable economic scale. In light of this history, the Board determined that reductions in fee rates or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees at present reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contracts in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any mutual funds, collective funds, separate accounts or other exchange-traded funds with substantially similar investment objectives and strategies as the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contracts do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contracts are fair and reasonable.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	113

Board Review and Approval of Investment Advisory Contracts (Unaudited) (Continued)

iSHARES® TRUST

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as the payment of securities lending revenue to BGI, the Trust’s securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Funds’ investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on the above analysis, the Board determined that the Advisory Contracts, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Funds and their shareholders to continue the Advisory Contracts.

114	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	115

Notes:

116	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	117

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman TIPS (TIP)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 20+ Year Treasury (TLT)

iShares GS $ InvesTop™ Corporate (LQD)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. “GS $ InvesTop™” and “Goldman Sachs®” are trademarks of Goldman, Sachs & Co.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2005 Semi-Annual Report.

2461-iS-1205

118	2005 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a wholly owned subsidiary of Barclays Bank PLC, none of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2005 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2005 is available without charge, upon request, by calling toll-free 1 800 474 2737; on the Funds' website at www.iShares.com; and on the Securities and Exchange Commission's website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1 800 SEC 0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website at www.iShares.com.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-088-10005

BARCLAYS GLOBAL INVESTORS

BARCLAYS

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6. Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4 (a).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: January 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President
Date: January 5, 2006

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: January 5, 2006